UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 033-89560
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 44	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08666
Amendment No. 76	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-7

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2022

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2022 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America All American AnnuitySM
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-7
The date of this prospectus is May 1, 2022.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid. The Annuitant must be living on the date the contract is issued.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Options are referred to as Target Term Options in some states.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-7, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Table of Contents (continued)

Table of Contents (continued)

Key Information Table
Important Information You Should Consider About the Contract
FEES AND EXPENSES (see Fee Table and Charges and Deductions)
Charges for Early Withdrawals	If the Contract Owner withdraws money from the contract within 7 years following his/her last purchase payment, a Contingent Deferred Sales Charge (or "CDSC") may apply (see Contingent Deferred Sales Charge). The CDSC is used to recoup sales and other expenses associated with the contract that Nationwide incurs during the early years of the contract. The CDSC will not exceed 7% of the amount of purchase payments withdrawn, declining to 0% over 7 years.

For example, for a contract with a $100,000 investment, a withdrawal taken during the CDSC period could result in a CDSC of up to $7,000.
Transaction Charges	Nationwide also charges a loan processing fee at the time each new loan is processed (see Loan Privilege).
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract	0.95% [1]	0.95% [1]
	Investment options (underlying mutual fund fees and expenses)	0.49% [2]	1.44% [2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.05% [1]	0.50% [1]
[1] As a percentage of Variable Account value. [2] As a percentage of underlying mutual fund assets.
Because each contract is customizable, the options elected affect how much each Contract Owner will pay. To help youunderstand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.
	Lowest Annual Cost Estimate: $1,350.18	Highest Annual Cost Estimate: $4,173.25
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees and expenses
• No optional benefits
• No CDSC
• No additional purchase payments, transfers or withdrawals	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and underlying mutual fund fees and expenses
• No CDSC
• No additional purchase payments, transfers or withdrawals

RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

A CDSC may apply for up to 7 years following the last purchase payment and could reduce the value of the contract if purchase payments are withdrawn during that time (see Contingent Deferred Sales Charge). The benefit of tax deferral also means that the contract is more beneficial to investors with a long time horizon (see Principal Risks).

RISKS
Risks Associated with Investment Options	• Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.
• Each investment option (including the Fixed Account and Guaranteed Term Options) has its own unique risks.
• Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.
Insurance Company Risks	Investment in the contract is subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Fixed Account and Guaranteed Term Options), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Contacting the Service Center (see Principal Risks).
RESTRICTIONS
Investments	• Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds).
• Allocations to the Fixed Account may not be transferred to another investment option except at the end of a Fixed Account interest rate guarantee period (see The Fixed Account).
• Allocations to the Guaranteed Term Options that are transferred to another investment option prior to maturity are subject to a market value adjustment (see Guaranteed Term Options).
• Allocations to the Guaranteed Term Options may not be transferred to another available investment option during the Capital Preservation Plus program period (see Capital Preservation Plus Option).
Optional Benefits	• Certain optional benefits limit or restrict the investment options available for investment.
• Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new contracts and will not impact any contracts already in force.
See Benefits Under the Contract.
TAXES
Tax Implications	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.
• If the contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.
• Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract Owner reaches age 59½.
See Appendix B: Contract Types and Tax Information.
CONFLICTS OF INTEREST
Investment Professional Compensation	Some financial professionals receive compensation for selling the contract. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see The Contract in General).
Exchanges	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see The Contract in General).

Overview of the Contract
Purpose of the Contract
The contract is intended to be a long-term investment vehicle to assist investors in saving for and living in retirement. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It provides the Contract Owner with a stream of periodic income payments upon the Contract Owner’s retirement. During the years leading up to those income payments, the Contract Owner manages his/her assets in the contract according to their specific goals and risk preferences by directing the allocation and reallocation among a variety of investment options. Contract growth is tax-deferred, meaning that gains in the contract are not taxable until withdrawn from the contract. Finally, in the event that the Annuitant dies before beginning income payments, the contract offers a death benefit.
Prospective purchasers should consult with a financial professional to determine whether this contract is appropriate for them, taking into consideration their particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. Generally speaking, this contract is intended to provide benefits to a single individual and his/her beneficiaries. The contract is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants but the same Contract Owner. It is not intended to be sold to a terminally ill Contract Owner or Annuitant.
Phases of the Contract
The contract exists in two separate phases: accumulation (savings) and annuitization (income). During the accumulation phase, the contract offers a variety of investment options to which the Contract Owner can allocate and reallocate his/her Contract Value. The investment options available under the contract consist of Sub-Accounts that invest in underlying mutual funds, which offer a variable rate of return, a Fixed Account, which offers a fixed rate of return, and Guaranteed Term Options, which offer an enhanced rate of return subject to a market value adjustment. Additional information about the underlying mutual funds is available in Appendix A: Underlying Mutual Funds Available Under the Contract.
During the annuitization phase, Nationwide makes periodic income payments to the Annuitant. At the time of annuitization, the Annuitant elects the duration of the annuity payments – either for a fixed period of time or for the duration of the Annuitant’s (and possibly the Annuitant’s spouse’s) life. The Annuitant also elects whether the annuity payments will be fixed or variable. If the Annuitant elects variable annuity payments, the Annuitant controls the allocation/reallocation of annuitized assets among the available Sub-Accounts. After annuitization begins, the only value associated with the contract is the stream of annuity payments; unless otherwise specified in the annuity option, the Annuitant cannot withdraw value from the contract over and above the annuity payments. Additionally, once annuitization has begun, there is no death benefit, which means that upon the death of the Annuitant (and the Annuitant’s spouse if a joint annuity option was elected), all payments stop and the contract terminates, unless the particular annuitization option provides otherwise.
Contract Features
Investment Options. Contract Owners can allocate Contract Value to Sub-Accounts that invest in underlying mutual funds, the Fixed Account and/or the Guaranteed Term Options. Contract Owners can reallocate those assets at their discretion, subject to certain restrictions.
Deposits to the Contract. Contract Owners can apply additional purchase payments to the contract until the Annuitization Date, subject to certain restrictions.
Withdrawals from the Contract. Contract Owners can withdraw some or all of their Contract Value at any time prior to annuitization, subject to certain restrictions. A CDSC may apply. After Annuitization, withdrawals other than annuity payments are not permitted.
Loans from the Contract. For contracts issued as Tax Sheltered Annuities, Contract Owners can request a loan of a portion of their Contract Value at any time after the free look period and prior to annuitization, subject to certain restrictions. A Loan Processing Fee is assessed at the time each new loan is processed, and a loan interest charge also applies.
Death Benefit. During the accumulation phase, the contract contains a standard death benefit (the greater of (i) Contract Value, (ii) net purchase payments, or (iii) the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge.

Optional Death Benefits. Several death benefit options are available for an additional charge, which may provide a greater death benefit than the standard death benefit. Those options are:
•	One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
•	One-Year Step Up Death Benefit Option
•	Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
•	5% Enhanced Death Benefit Option
Spousal Protection Feature. Some of the death benefit options contain the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, subject to certain conditions.
Reduced Purchase Payment Option. The contract offers a Reduced Purchase Payment Option for an additional charge, which provides for reduced minimum initial purchase payment and subsequent purchase payment requirements.
CDSC Options. Several CDSC Options are available for an additional charge, whereby Nationwide will waive or reduce the standard CDSC schedule. Those options are:
•	Five Year CDSC Option
•	10 Year and Disability Waiver
•	Additional Withdrawal Without Charge and Disability Waiver
•	Hardship Waiver
Guaranteed Minimum Income Benefit Options. The contract offers two Guaranteed Minimum Income Benefit Options for an additional charge, each of which provides for a guaranteed amount at annuitization.
Capital Preservation Plus Option. The contract offers a Capital Preservation Plus Option for an additional charge, which provides a principal guarantee.
Extra Value Option Credits. An Extra Value Option is available for an additional charge, whereby Nationwide will apply additional money to the Contract Value during the first Contract Year. Extra Value Option credits are subject to recapture under certain circumstances.
Beneficiary Protector Option. The contract offers a Beneficiary Protector Option for an additional charge, which may be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds.
Annuity Payments. On the Annuitization Date, Nationwide will make annuity payments based on the annuity payment option chosen prior to annuitization.
Tax Deferral. Generally, Contract Owners will not be taxed on any earnings on the assets in the contract until such earnings are distributed from the contract. How each contract’s distributions are taxed depends on the type of contract issued. Note that if this contract is issued in connection with a plan that qualifies for special income tax treatment under the Code, the contract does not provide additional tax deferral benefits (see Appendix B: Contract Types and Tax Information).
Cancellation of the Contract. Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
Contract Owner Services. The contract offers several services at no additional charge to assist Contract Owners in managing their contract, including:
•	Asset Rebalancing
•	Dollar Cost Averaging
•	Enhanced Fixed Account Dollar Cost Averaging
•	Systematic Withdrawals

Fee Table
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to the contract specifications page for information about the specific fees the Contract Owner will pay each year based on the options elected.
The first table describes the fees and expenses a Contract Owner will pay at the time the Contract Owner buys the contract, surrenders or makes withdrawals from the contract, or transfers Contract Value between investment options. Certain states or governmental entities charge premium tax on purchase payments. Nationwide will deduct an amount equal to the premium tax charged by the applicable governmental entity, which currently ranges between 0% and 3.5% of purchase payments.
Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule.
Loan Processing Fee	$25 [1]

The next table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Annual Loan Interest Charge (assessed as a reduction to the credited interest rate)	2.25% [2]
Base Contract Expenses[3] (assessed as an annualized percentage of Daily Net Assets)	0.95%
Optional Benefit Expenses[4] (assessed as an annualized percentage of Daily Net Assets)
Reduced Purchase Payment Option Charge	0.25% [5]
Five Year CDSC Option Charge	0.15% [6]
CDSC Waiver Options
Additional Withdrawal Without Charge and Disability Waiver Charge	0.10% [7]
10 Year and Disability Waiver Charge (available for Tax Sheltered Annuities only)	0.05%
Hardship Waiver Charge (available for Tax Sheltered Annuities only)	0.15%
Optional Death Benefits
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option Charge[8] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
One-Year Step Up Death Benefit Option Charge[9] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option Charge[10] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
5% Enhanced Death Benefit Option Charge[11] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Guaranteed Minimum Income Benefit Options (no longer available)
Guaranteed Minimum Income Benefit Option 1 Charge	0.45%
Guaranteed Minimum Income Benefit Option 2 Charge	0.30%
Extra Value Option Charge	0.45% [12]
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.

Beneficiary Protector Option Charge[13]	0.40%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option Charge	0.50% [14]
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

[1]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.
[2]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[3]	Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge.
4
Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Deductions).
[5]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-only Contracts.
[6]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
[7]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[8]	This option may not be elected with another death benefit option.
[9]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[10]	This option may not be elected with another death benefit option.
[11]	This option may be elected alone or along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[12]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[13]	The Beneficiary Protector Option is available for contracts with Annuitants age 70 or younger at the time the option is elected.
[14]	The Capital Preservation Plus Option may only be elected at the time of application. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix A: Underlying Mutual Funds Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.49%	1.44%
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual underlying mutual fund expenses.
The Example assumes:
•	a $100,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the seven year CDSC schedule;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;

•	Variable Account charges that reflect the most expensive combination of optional benefits for an additional charge (3.65%).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If the contract is surrendered at the end of the applicable time period				If the contract is annuitized at the end of the applicable time period				If the contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (1.44%)	$12,345	$20,978	$29,539	$52,624	*	$15,978	$26,539	$52,624	$5,345	$15,978	$26,539	$52,624
Minimum Annual Underlying Mutual Fund Expenses (0.49%)	$11,347	$18,126	$25,021	$44,770	*	$13,126	$22,021	$44,770	$4,347	$13,126	$22,021	$44,770
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Principal Risks
Contract Owners should be aware of the following risks associated with owning a variable annuity:
Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically:
•	A Contract Owner who takes withdrawals from the contract in early Contract Years could be subject to a CDSC, which in the short-term will reduce Contract Value, and in the long-term will reduce the ability of the Contract Value to grow over time.
•	A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.
Sub-Account availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts will be subject to regulatory approval and notice will be provided.
Investment option restrictions. Certain options available under the contract impose restrictions on which investment options are available for investment and/or the portion of total Contract Value that is permitted to be allocated to certain investment options. These restrictions are imposed by Nationwide and depend on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide the Contract Owners with guarantees. By electing an optional benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional benefit.
Extra Value Option Risk. Certain optional benefits apply bonus credits to the contract. The bonus credits increase Contract Value which will increase the total dollar amount of fees that Nationwide collects. Nationwide may make a profit from the additional charges and over time, the benefit of the bonus credits could be more than offset by the additional charges assessed to the contract. Additionally, the recapture of the bonus credits (in the event of a withdrawal) could exceed any benefit of receiving the bonus credits.

Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund.
Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value and interest credited to Fixed Account and Guaranteed Term Option allocations are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings.
Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia’s invasion of Ukraine and the resulting response by the United States and other countries). Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
COVID-19 Risk. In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, the COVID-19 pandemic has at times resulted in negative economic conditions, changes in consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers. These factors, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic cannot be fully known. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Nationwide and the Variable Account
The contract is issued by Nationwide, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide Variable Account-7 is a separate account of Nationwide that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds Available Under the Contract. Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from General Account assets and may not be used to pay any liabilities of Nationwide other than those arising from the contract or other contracts supported by the Variable Account. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund.
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investment Options
The Sub-Accounts and Underlying Mutual Funds
The Contract Owner can allocate Contract Value to Sub-Accounts of the Variable Account, subject to conditions in the contract and underlying mutual funds. Each Sub-Account invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Information about each underlying mutual fund, including its name, type, adviser and subadviser (if applicable), current expenses, and performance, is available in Appendix A: Underlying Mutual Funds Available Under the Contract. Each underlying mutual fund issues its own prospectus that contains more detailed information about the underlying mutual fund. Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center (see Contacting the Service Center). Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no outstanding contracts supported by the Variable Account, or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
The Fixed Account
The Contract Owner can allocate Contract Value to the Fixed Account, subject to conditions imposed by the contract. The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options. If no instruction is received by Nationwide, the Contract Owner will remain invested in the Fixed Account and will receive the Renewal Rate.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals, Extra Value Option credits recaptured, and any applicable charges including CDSC.

Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order, see Operation of the Contract. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.

Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments applied to the contract after receiving the benefit associated with the Spousal Protection Feature are subject to the CDSC provisions of the contract. However, no CDSC will apply to purchase payments applied to the contract before the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of purchase payments that are still subject to CDSC (which is equal to the total purchase payments subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC) (15% of purchase payments that are still subject to CDSC if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;

(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Loan Processing Fee and Loan Interest Charge
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Some states may not allow Nationwide to assess a Loan Processing Fee. The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
Nationwide also assesses a loan interest charge, assessed as a reduction to the credited interest rate. The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance. The Annual Loan Interest Charge will not exceed 2.25%.

For more detailed information about loans, see Loan Privilege.
Reduced Purchase Payment Option
For an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets, an applicant can elect the Reduced Purchase Payment Option. The charge will be assessed until the annuitization unless the Contract Owner terminates the option. The Reduced Purchase Payment Option reduces the initial purchase payment for that contract to $1,000 and the minimum subsequent purchase payment for that contract to $25. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Five Year CDSC Option
For an additional charge equal to an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the Five-Year CDSC Option, which reduces the standard CDSC schedule to a five-year CDSC schedule. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This option also contains a disability waiver whereby Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner has been the owner of the contract for at least 10 years, and the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years. This option also contains a disability waiver whereby Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is generally described as the greatest of Contract Value, net purchase payments, and highest Contract Value on any Contract Anniversary before Annuitant’s 86th birthday, and includes the Spousal Protection Feature and the Long-Term Care/Nursing Home and Terminal Illness Waiver. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.

One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step Up Death Benefit Option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. The One-Year Step Up Death Benefit Option is generally described as the greatest of Contract Value, net purchase payments, and highest Contract Value on any Contract Anniversary before Annuitant’s 86th birthday, and includes the Long-Term Care/Nursing Home and Terminal Illness Waiver. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection. The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is generally described as the greatest of Contract Value, net purchase payments, highest Contract Value on any Contract Anniversary before Annuitant’s 86th birthday, and the interest anniversary value (purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 86th birthday), and includes the Spousal Protection Feature and the Long-Term Care/Nursing Home and Terminal Illness Waiver. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect 5% Enhanced Death Benefit Option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. The 5% Enhanced Death Option is generally described as the greater of Contract Value and the interest anniversary value (purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 86th birthday), and includes the Long-Term Care/Nursing Home and Terminal Illness Waiver. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen. The charge will be assessed until annuitization. A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount may be used to provide a guaranteed level of lifetime annuity payments. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Extra Value Option
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. In exchange, Nationwide will assess an additional charge equal to an annualized rate of 0.45% of the Daily Net Assets for the first seven Contract Years. In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45% for the first seven Contract Years. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Beneficiary Protector Option
For an additional charge equal to an annualized rate of 0.40% of the Daily Net Assets, an applicant or an existing Contract Owner can elect the Beneficiary Protector Option. In addition, allocations to the Fixed Account or the Guaranteed Term Options will be assessed a fee of 0.40%. The charge will be assessed until the earlier of annuitization or after the benefit has been credited to the contract. The Beneficiary Protector Option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Capital Preservation Plus Option
For contracts with the Capital Preservation Plus Option, Nationwide will assess an additional charge equal to an annualized rate of 0.50% of the Daily Net Assets. In addition, allocations to the Guaranteed Term Options will be assessed a fee of 0.50%. The charge will be assessed until annuitization. The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the program period, regardless of market performance. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.
Example:
On a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.
Example:
Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Underlying Mutual Fund Charges
In addition to the charges indicated above, the underlying mutual funds in which the Sub-Accounts invest have their own fees and charges which are paid out of the assets of the underlying mutual fund. More information about the fees and charges of the underlying mutual funds can be found in the prospectus for each underlying mutual fund which can be obtained free of charge by contacting Nationwide’s Service Center.

The Contract in General
Types of Contracts Issued
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
Nationwide no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information about the differences in contract types, see Appendix B: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000. The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Money Laundering
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner's account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner's account to governmental regulators.
Replacements
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited. The issuance of this contract as a replacement for any investment product may result in the payment of compensation to the financial professional, which could create a conflict of interest.
Contestability
Nationwide will not contest the contract.
Payments to Minors
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
Contract Misuse
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
Nationwide's General Account Obligations
Nationwide is obligated to pay all amounts promised to Contract Owners under the contract. Any obligations Nationwide has to Contract Owners under the contracts in excess of the Contract Value are paid from the General Account and are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
Contractual Guarantees
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.

Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Underlying Mutual Fund Service Fee Payments);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts. Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2021, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see above. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Benefits Under the Contract
The following tables summarize information about the benefits under the contract. The Standard Benefits table indicates the benefits that are available under the contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge.
Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	• Nationwide may limit purchase payments to $1,000,000
Asset Rebalancing (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None	• Assets in the Fixed Account and GTOs are excluded from the program

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None	• Transfers are only permitted from the Fixed Account and a limited number of Sub-Accounts
• Transfers may not be directed to the Fixed Account or GTOs
• Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested
Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	None	• Transfers are only permitted from the Fixed Account • Only new purchase payments to the contract are eligible for the program • Transfers may not be directed to the Fixed Account or GTOs
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	• Withdrawals must be at least $100 each
Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Loans (see Loan Privilege)	Loan from Contract Value	$25 Loan Processing Fee and 2.25% compound interest on outstanding loan balance	$25 Loan Processing Fee and 2.25% compound interest on outstanding loan balance	• Only available to owners of Tax Sheltered Annuities
• Subject to terms of the Tax Sheltered Annuity plan
• Minimum and maximum loan amounts apply
• Loans must be repaid within a specified period
• Loan payments must be made at least quarterly
Reduced Purchase Payment Option	Reduction to minimum initial purchase payment and subsequent purchase payment requirements	0.25% (Daily Net Assets)	0.25% (Daily Net Assets)	• Must be elected at application • Not available for Investment-Only Contracts
Five Year CDSC Option	Reduction of standard CDSC schedule	0.15% (Daily Net Assets)	0.15% (Daily Net Assets)	• Must be elected at application • Election is irrevocable • Not available if the Extra Value Option is elected
Additional Withdrawal Without Charge and Disability Waiver	CDSC waiver and increased CDSC-free withdrawal privilege	0.10% (Daily Net Assets)	0.10% (Daily Net Assets)	• Must be elected at application • Election is irrevocable • CDSC waiver is subject to conditions • If waiver becomes effective due to disability, no additional purchase payments are permitted
10 Year and Disability Waiver	CDSC waiver	0.05% (Daily Net Assets)	0.05% (Daily Net Assets)	• Only available to owners of a Tax Sheltered Annuity
• Must be elected at application
• Election is irrevocable
• CDSC waiver is subject to conditions
• If waiver becomes effective due to disability, no additional purchase payments are permitted

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Hardship Waiver	CDSC waiver	0.15% (Daily Net Assets)	0.15% (Daily Net Assets)	• Only available to owners of a Tax Sheltered Annuity
• Must be elected at application
• Election is irrevocable
• CDSC waiver is subject to conditions
• If waiver becomes effective, no additional purchase payments are permitted
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection	Enhanced death benefit	0.15% (Daily Net Assets)	0.15% (Daily Net Assets)	• May not be elected if another death benefit option is elected
• Must be elected at application
• Election is irrevocable
• Nationwide may limit purchase payments to $1,000,000

Spousal Protection Feature

• Not applicable to Charitable Remainder Trusts
• One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner
• For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner
• Only available to Contract Owner’s spouse
• Spouses must be Co-Annuitants
• Both spouses must be 85 or younger at contract issuance
• Spouses must be named as beneficiaries
• No other person may be named as Contract Owner, Annuitant, or primary beneficiary
• If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate
• Benefit is forfeited if certain changes to the parties or assignments are made
One-Year Step Up Death Benefit Option	Enhanced death benefit	0.05% (Daily Net Assets)	0.05% (Daily Net Assets)	• Limited availability • Must be elected at application • Election is irrevocable • Nationwide may limit purchase payments to $1,000,000

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option	Enhanced death benefit	0.20% (Daily Net Assets)	0.20% (Daily Net Assets)	• May not be elected if another death benefit option is elected
• Must be elected at application
• Election is irrevocable
• Nationwide may limit purchase payments to $1,000,000

Spousal Protection Feature

• Not applicable to Charitable Remainder Trusts
• One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner
• For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner
• Only available to Contract Owner’s spouse
• Spouses must be Co-Annuitants
• Both spouses must be 85 or younger at contract issuance
• Spouses must be named as beneficiaries
• No other person may be named as Contract Owner, Annuitant, or primary beneficiary
• If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate
• Benefit is forfeited if certain changes to the parties or assignments are made
5% Enhanced Death Benefit Option	Enhanced death benefit	0.10% (Daily Net Assets)	0.10% (Daily Net Assets)	• Limited availability • Must be elected at application • Election is irrevocable • Nationwide may limit purchase payments to $1,000,000
Guaranteed Minimum Income Benefit Option 1	Minimum guaranteed value for annuitization	0.45% (Daily Net Assets)	0.45% (Daily Net Assets)	• No longer available for election • Must be elected at application • Election is irrevocable • Annuitization options are limited
Guaranteed Minimum Income Benefit Option 2	Minimum guaranteed value for annuitization	0.30% (Daily Net Assets)	0.30% (Daily Net Assets)	• No longer available for election • Must be elected at application • Election is irrevocable • Annuitization options are limited

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Extra Value Option	Additional money is deposited to the contract (bonus credits)	0.45% (Daily Net Assets, Fixed Account interest credited, and GTO guaranteed rate of return)	0.45% (Daily Net Assets, Fixed Account interest credited, and GTO guaranteed rate of return)	• Must be elected at application
• Election is irrevocable
• Bonus credit only applies to deposits made during the first Contract Year
• Bonus credits are subject to recapture under certain circumstances
• Fixed Account allocations may be restricted under certain circumstances
Beneficiary Protector Option	Payment of an amount that could be used to pay taxes assessed on death benefit proceeds	0.40% (Daily Net Assets, Fixed Account interest credited, and GTO guaranteed rate of return)	0.40% (Daily Net Assets, Fixed Account interest credited, and GTO guaranteed rate of return)	• Election is irrevocable • Annuitant must be 70 or younger at date of election
Capital Preservation Plus Option	Principal protection	0.50% (Daily Net Assets and GTO guaranteed rate of return)	0.50% (Daily Net Assets and GTO guaranteed rate of return)	• Limited availability
• Must be elected at application
• Investment restrictions apply
• Not available if a loan is outstanding
• No new loans are permitted
• Additional purchase payments are not permitted during the program period
• Enhanced Fixed Account Dollar Cost Averaging is not available
• Surrenders cannot be taken exclusively from the GTO
• Transfers to and from the GTO are not permitted during the program period
• Restrictions on termination apply
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.

Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
For an example of how the Standard Death Benefit (Five-Year Reset Death Benefit) is calculated, see Appendix C: Standard Death Benefit (Five-Year Reset Death Benefit) Example.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. This option must be elected at the time of application. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization, unless the Contract Owner terminates the option as described below. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Example:
Ms. H elected the Reduced Purchase Payment Option at the time of application. While the option remains in effect, Nationwide will accept a minimum initial purchase payment of $1,000 or more and will accept minimum subsequent purchase payments of $25 or more. Those amounts are lower than what would be required had the Reduced Purchase Payment Option not been elected.
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Example:
Mr. B elected the Five Year CDSC Option at the time of application. Mr. B elects to take a partial withdrawal in the fourth year of his contract. Instead of applying the standard CDSC schedule, Nationwide will apply the Five Year CDSC schedule, which results in a CDSC percentage of 2% (3 completed Contract Years).

Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Example:
Mr. J elected the Additional Withdrawal Without Charge and Disability Waiver at the time of application and he now wants to take a withdrawal from his contract. If Mr. J’s withdrawal is subject to a CDSC and he hasn’t yet used his CDSC-free withdrawal privilege for that year, Mr. J would be entitled to a 15% CDSC-free withdrawal, as opposed to the 10% CDSC-free withdrawal that is applicable on standard contracts.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Example:
Ms. Q elected the 10 Year and Disability Waiver at the time of application and is in her 11th year of owning the contract. During that time, she made regular monthly payroll deposits into the contract. Nationwide will waive any applicable CDSC on withdrawals from Ms. Q’s contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.

If this waiver becomes effective, no additional purchase payments may be made to the contract.
Example:
Ms. H elected the Hardship Waiver at the time of application and she would like to take a hardship withdrawal from her contract. Nationwide will waive any applicable CDSC on the hardship withdrawal, provided any request proof of hardship is provided and accepted by Nationwide.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
For an example of how the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is calculated, see Appendix D: One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option Example.
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
For an example of how the One-Year Step-Up Death Benefit Option is calculated, see Appendix E: One-Year Step Up Death Benefit Option Example.
The One-Year Step-Up Death Benefit Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
For an example of how the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is calculated, see Appendix F: Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option Example.

The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
For an example of how the 5% Enhanced Death Benefit Option is calculated, see Appendix G: 5% Enhanced Death Benefit Option Example
The 5% Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;

(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. Her death benefit contains the Spousal Protection Feature. The death benefit on Ms. P’s contract equals $24,000.
Ms. P was married to Mr. P at the time of her death. Under the Spousal Protection Feature, assuming all conditions were met, Mr. P has the option, instead of receiving the $24,000 death benefit, to continue the contract as if it were his own. If he elects to do so, the Contract Value, if it is lower than $24,000, will be adjusted to equal the $24,000 death benefit. From that point forward, the contract will be his and all provisions of the contract apply. Upon Mr. P’s death, his beneficiary will then receive a death benefit equal to the elected death benefit under the contract.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one or both of the Guaranteed Minimum Income Benefit Options at the time of application. Once elected, the Guaranteed Minimum Income Benefit Options are irrevocable. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. The charges associated with these options are calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charges assessed for these options.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant’s 86th birthday; and

(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Example:
Assume the Guaranteed Annuitization Value = $100,000 and the Contract Value = $80,000 at time of a $20,000 withdrawal. Therefore, the Contract Value would be reduced by 25% ($20,000/$80,000), and the Guaranteed Annuitization Value would also be reduced by 25% or $25,000 (25% x $100,000). As a result, the new Guaranteed Annuitization Value = $75,000 ($100,000-$25,000).
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant’s 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
Example:
Assume the highest Contract Value on any Contract Anniversary prior to the Annuitant’s 86th birthday = $100,000 and the Contract Value = $80,000 at time of a $20,000 withdrawal. Therefore, the Contract Value would be reduced by 25% ($20,000/$80,000), and the Guaranteed Annuitization Value would also be reduced by 25% or $25,000 (25% x $100,000). As a result, the new Guaranteed Annuitization Value = $75,000 ($100,000-$25,000).
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.

•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial professional regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
Example:
Mr. C elects the Extra Value Option and submits an initial purchase payment of $50,000. On the date the initial purchase payment is applied (and in addition to that initial purchase payment), Nationwide will apply another $1,500 (which is 3% of $50,000) to Mr. C’s contract.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.

Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. This option may be elected at the time of application or after the contract has been issued, and the option is irrevocable. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a charge of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings

Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
The Annuitant elected the Beneficiary Protector Option at the time of application. On the date of the Annuitant’s death, the Contract Value = $75,000, the total purchase payments (adjusted for withdrawals) = $68,000, and there is no adjustment for a death benefit previously credited. The amount of the benefit would be calculated as follows: 40% x ($75,000-$68,000-$0), which equals $2,800.
If no benefits have been paid under this option by the first contract anniversary following the Annuitant’s 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Example:
Ms. D elected the Capital Preservation Plus Option and elected a 10-year program period. Nationwide informed her of her investment options and she provided her allocation instructions. At the beginning of the program period, her Contract Value was $50,000. At the end of the program period, Ms. D’s Contract Value was $56,000, so no adjustment was made to her contract. Had her Contract Value been less than $50,000 at the end of the program period, Nationwide would have adjusted the Contract Value to equal $50,000.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Rate Dollar Cost Averaging is not available as a Contract Owner service.

•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Contract Owner cedes all ownership rights to the Annuitant and the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Joint Owner
Prior to the Annuitization Date, joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
On the Annuitization Date, both joint owners cede all ownership rights to the Annuitant and the Annuitant becomes the Contract Owner.
Contingent Owner
Prior to the Annuitization Date, the contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
After the Annuitization Date, the contingent owner will not have any interest in the contract.

Annuitant
Prior to the Annuitization Date, the Annuitant has no interest in the contract, but must be named in the application. Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant. This Annuitant must be age 85 or younger at the time of the contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
On the Annuitization Date, the Annuitant becomes the new owner and has all ownership rights in the contract. The Annuitant is the person who receives annuity payments and the person upon whose continuation of life any annuity payment involving life contingencies depends.
Co-Annuitant
Prior to the Annuitization Date, a Co-Annuitant is entitled to receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met. A Co-Annuitant, if named, must be named at the time of application and must be the Annuitant’s spouse.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
After the Annuitization Date, the Co-Annuitant has no interest in the contract.
Contingent Annuitant
Prior to the Annuitization Date, if the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and all provisions of the contract that are based on the Annuitants death prior to the Annuitization Date will be based on the death of the Contingent Annuitant. Only Non-Qualified Contract Owners may name a Contingent Annuitant. The Contingent Annuitant need not be named at the time of application. Regardless of when the Contingent Annuitant is added he/she must be (or must have been) age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
Joint Annuitant
Prior to the Annuitization Date, there is no joint annuitant.
On the Annuitization Date, if applicable, a joint annuitant is named. The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends.
Beneficiary and Contingent Beneficiary
Prior to the Annuitization Date, the beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
After the Annuitization Date, the beneficiaries and contingent beneficiaries have no interest in the contract.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);

•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded. Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes. Changes in ownership and contract assignments could have a negative impact on certain benefits under the contract, including the death benefit.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws (see Appendix B: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).
•	There is no death benefit payable on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or contract value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.
A beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the contract as the sole contract owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.

Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays (or on the dates that such holidays are observed by the New York Stock Exchange):
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Juneteenth National Independence Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (1) and (2) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to the Sub-Accounts, Fixed Account, and/or GTOs as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.

Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);

(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Transfer Restrictions).
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period. Any limit on the amount that can be transferred from the Fixed Account will be communicated to impacted Contract Owners at the end of the Fixed Account interest rate guarantee period. Any such limitations will substantially extend the amount of time it takes to transfer the entire Fixed Account allocation to another investment option.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.

After annuitization, transfers among Sub-Accounts may only be made once per calendar year. See Annuitizing the Contract.
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.

For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter.
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Managers of Multiple Contracts
Some investment financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.

For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix B: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.

Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	standard contract charges
•	charges for optional benefits elected by the Contract Owner
•	underlying mutual fund charges
•	investment performance of the Sub-Accounts
•	interest credited to Fixed Account allocations
•	amounts credited to GTO allocations
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.

Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time.
Example:
Ms. T takes a loan from her contract of $50,000. After default, the first time interest is calculated as follows:
1A. The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;
6.25% (total interest rate)	x	$50,000 (outstanding principal)	=	$3,125 ($2,000 =collateral interest $1,125 = finance interest)
1B. The amount from 1A representing collateral interest is added to the outstanding principal;
$2,000 (collateral interest)	+	$50,000 (outstanding principal)	=	$52,000 (outstanding principal and collateral interest)
1C. The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and
$1,125 (outstanding finance interest)
1D. The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.
$52,000 (outstanding principal and collateral interest)	+	$1,125 (outstanding finance interest)	=	$53,125 (total outstanding principal and interest)
Thereafter, when interest is calculated:
2A. The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;
6.25% (total interest rate)	x	$52,000 (1A outstanding principal and collateral interest)	=	$3,250 ($2,080 = collateral interest $1,170 = finance interest)
2B. The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;
$2,080 (collateral interest)	+	$52,000 (1A outstanding principal and collateral interest)	=	$54,080 (outstanding principal and collateral interest)
2C. The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest;
6.25% (total interest rate)	x	$1,125 (outstanding finance interest)	=	$70.31 (finance interest)
$70.31 (finance interest)	+	$1,125 (outstanding finance interest)	=	$1,195.31 (outstanding finance interest)
2D. The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;

Example:
$1,170 (finance interest)	+	$1,195.31 (outstanding finance interest)	=	$2,365.31 (outstanding finance interest)
2E. The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.
$54,080 (total outstanding principal and collateral interest)	+	$2,365.31 (outstanding finance interest)	=	$56,445.31 (total outstanding principal and interest)
This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal				$50,000
Outstanding Collateral Interest				$40,047
Outstanding Finance Interest				$34,091
Total Outstanding Principal and Interest				$124,138
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Example:
Mr. C elects to participate in Asset Rebalancing and has instructed his Contract Value be allocated as follows: 40% to Sub-Account A, 40% to Sub-Account B, and 20% to Sub-Account C. Mr. C elects to rebalance quarterly. Each quarter, Nationwide will automatically rebalance Mr. C’s Contract Value by transferring Contract Value among the three elected Sub-Accounts so that his 40%/40%/20% allocation remains intact.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
or to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Example:
Ms. T elects to participate in Dollar Cost Averaging and has transferred $25,000 to an eligible Sub-Account (Sub-Account S) that will serve as the source investment option for her Dollar Cost Averaging program. She would like the Dollar Cost Averaging transfers to be allocated as follows: $500 to Sub-Account L and $1,000 to Sub-Account M. Each month, Nationwide will automatically transfer $1,500 from Sub-Account S and allocate $1,000 to Sub-Account M and $500 to Sub-Account L.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Example:
Mr. E elects to participate in Enhanced Fixed Account Dollar Cost Averaging and has allocated new purchase payments of $22,000 to the Fixed Account, which will receive an enhanced interest crediting rate. He would like the Enhanced Fixed Account Dollar Cost Averaging transfers to be allocated as follows: $1,000 to Sub-Account L and $1,000 to Sub-Account M. Each month, Nationwide will automatically transfer $2,000 from the Fixed Account and allocate $1,000 to Sub-Account M and $1,000 to Sub-Account L.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.

The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Example:
Ms. H elects to take Systematic Withdrawals equal to $5,000 on a quarterly basis. She has not directed that the withdrawals be taken from specific Sub-Accounts, so each quarter, Nationwide will withdraw $5,000 from Ms. H’s contract proportionally from each Sub-Account, and will mail her a check or wire the funds to the financial institution of her choice.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix B: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:

•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix B: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.

Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds Available Under the Contract. Nationwide uses an assumed investment return factor of 3.5%. An assumed investment return is the net investment return required to maintain level variable annuity payments. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Annuity payments are made at any frequency approved by Nationwide. Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide’s default delivery method is U.S. mail and Nationwide will deliver required documents by U.S. mail unless other delivery methods (e.g. electronic delivery) are permitted by law or regulation. Therefore, Contract Owners should promptly notify the Service Center of any address change.
Nationwide will mail to Contract Owners:
•	statements showing the contract's quarterly activity; and
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.

Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company")) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state securities divisions. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center, or can be found online at https://nationwide.onlineprospectus.net/NW/C000024647NW/index.php?ctype=product_sai.

Appendix A: Underlying Mutual Funds Available Under the Contract
The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000024647NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited.
The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
All American Annuity (Issued before 5/01/00)
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	0.84%*	27.83%	12.57%	13.38%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004 Investment Advisor: AllianceBernstein L.P.	1.15%	10.85%	4.97%	5.43%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	0.90%	28.65%	25.77%	20.52%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.05%	35.60%	9.87%	12.84%
Equity	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: BNY Mellon Investment Adviser, Inc. Sub-Advisor: Newton Investment Management North America, LLC	1.05%*	25.56%	9.49%	12.25%
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class Investment Advisor: Eaton Vance Management	1.18%	3.62%	3.18%	3.52%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares Investment Advisor: Federated Investment Management Company	1.07%*	4.44%	5.28%	6.05%
Allocation	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares Investment Advisor: Federated Global Investment Management Corp. Investment Sub-Advisor: Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania	1.21%	18.25%	8.97%	8.05%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares Investment Advisor: Federated Investment Management Company	0.99%*	-1.66%	3.57%	3.43%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Allocation	Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.78%	13.88%	12.37%	10.58%
Allocation	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.69%	9.79%	9.90%	8.53%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.56%	18.12%	14.85%	12.52%
Equity	Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.76%	24.47%	20.48%	17.38%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.61%	24.82%	11.83%	12.42%
Money Market	Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.23%	0.00%	0.93%	0.50%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.71%	23.08%	26.16%	19.57%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Fixed Income	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016 Investment Advisor: Fidelity Management & Research Company (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.77%	4.49%	4.93%	5.52%
Equity	Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: Geode Capital Management, LLC	0.10%	28.57%	18.34%	16.43%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.39%	-0.60%	4.33%	3.54%
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	1.02%	19.38%	14.15%	10.54%
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class Effective this underlying mutual fund is no longer available to receive transfers or new purchase payments May 1, 2015 Investment Advisor: Fidelity Management & Research Company (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	0.87%	19.57%	14.31%	10.71%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.74%	29.92%	12.61%	13.58%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.88%	33.34%	13.66%	13.46%
Equity	Invesco - Invesco V.I. Comstock Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	0.99%	33.04%	11.11%	12.58%
Equity	Invesco - Invesco V.I. Core Equity Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.05%	27.37%	13.68%	11.98%
Equity	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.08%	18.79%	22.75%	17.53%
Equity	Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares (formerly, Invesco - Invesco V.I. International Growth Fund: Series II Shares) Effective this underlying mutual fund is no longer available to receive transfers or new purchase payments May 1, 2004 Investment Advisor: Invesco Advisers, Inc.	1.14%	5.60%	9.89%	7.81%
Equity	Invesco - Invesco V.I. Global Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.03%	15.17%	17.87%	13.95%
Fixed Income	Invesco - Invesco V.I. Global Strategic Income Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.12%*	-3.56%	2.14%	2.90%
Equity	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.05%*	13.87%	22.34%	17.90%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	1.57%	21.00%	15.86%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.95%*	25.15%	11.97%	13.13%
Equity	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.14%*	10.27%	13.78%	12.15%
Equity	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015 Investment Advisor: Massachusetts Financial Services Company	1.02%*	25.65%	22.52%	17.28%
Equity	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Allianz Global Investors U.S. LLC	1.22%*	-1.41%	15.61%	10.69%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	1.00%*	21.53%	24.94%	19.24%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.86%*	29.91%	21.48%	17.51%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.85%*	26.80%	15.14%	14.28%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Columbia Management Investment Advisers, LLC	1.14%*	10.28%	5.98%	5.40%
Equity	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: NS Partners Ltd and Loomis, Sayles & Company L.P.	1.35%*	-7.51%	8.31%	4.04%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.71%*	-2.08%	2.40%	1.59%
Money Market	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.49%	0.00%	0.76%	0.38%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.91%	15.50%	11.71%	11.31%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.83%	2.75%	4.50%	4.08%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	10.31%	8.82%	8.28%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%	13.62%	10.85%	10.17%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.84%	6.70%	6.68%	6.20%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.60%	23.99%	12.39%	13.53%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Invesco Advisers, Inc. and Wellington Management Company, LLP	1.34%*	10.04%	19.08%	15.81%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC	1.31%*	31.57%	8.11%	12.07%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.	1.31%*	30.50%	14.58%	14.48%
Equity	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Neuberger Berman Investment Advisers LLC	0.84%	26.42%	16.82%	15.87%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.49%*	28.09%	17.89%	15.97%
Equity	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	0.89%	23.47%	15.71%	14.35%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class Investment Advisor: PIMCO	1.12%	-2.65%	4.44%	4.31%
Equity	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB Effective this underlying mutual fund is no longer available to receive transfers or new purchase payments May 1, 2004 Investment Advisor: Putnam Investment Management, LLC Sub-Advisor: Putnam Investments Limited	1.08%	8.82%	9.34%	8.31%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (formerly, VanEck VIP Trust - Global Resources Fund: Class S) Investment Advisor: Van Eck Associates Corporation	1.34%	18.67%	1.99%	-0.36%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Resources Fund: Initial Class) Effective this underlying mutual fund is no longer available to receive transfers or new purchase payments May 1, 2012 Investment Advisor: Van Eck Associates Corporation	1.09%	18.91%	2.24%	-0.12%

All American Annuity (Issued between 5/1/00 and 2/14/02)
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	0.84%*	27.83%	12.57%	13.38%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004 Investment Advisor: AllianceBernstein L.P.	1.15%	10.85%	4.97%	5.43%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	0.90%	28.65%	25.77%	20.52%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.05%	35.60%	9.87%	12.84%
Equity	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: BNY Mellon Investment Adviser, Inc. Sub-Advisor: Newton Investment Management North America, LLC	1.05%*	25.56%	9.49%	12.25%
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class Investment Advisor: Eaton Vance Management	1.18%	3.62%	3.18%	3.52%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares Investment Advisor: Federated Investment Management Company	1.07%*	4.44%	5.28%	6.05%
Allocation	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares Investment Advisor: Federated Global Investment Management Corp. Investment Sub-Advisor: Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania	1.21%	18.25%	8.97%	8.05%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares Investment Advisor: Federated Investment Management Company	0.99%*	-1.66%	3.57%	3.43%
Allocation	Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.93%	13.68%	12.19%	10.39%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Allocation	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.84%	9.68%	9.74%	8.37%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.71%	17.99%	14.69%	12.37%
Equity	Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.91%	24.27%	20.29%	17.19%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.76%	24.60%	11.67%	12.25%
Money Market	Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.23%	0.00%	0.93%	0.50%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.77%	25.63%	13.16%	13.78%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	22.90%	25.97%	19.40%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Fixed Income	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016 Investment Advisor: Fidelity Management & Research Company (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.92%	4.29%	4.78%	5.35%
Equity	Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: Geode Capital Management, LLC	0.10%	28.57%	18.34%	16.43%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.39%	-0.60%	4.33%	3.54%
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	1.02%	19.38%	14.15%	10.54%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	29.71%	12.44%	13.41%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.88%	33.34%	13.66%	13.46%
Equity	Invesco - Invesco V.I. Comstock Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	0.99%	33.04%	11.11%	12.58%
Equity	Invesco - Invesco V.I. Core Equity Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.05%	27.37%	13.68%	11.98%
Equity	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.08%	18.79%	22.75%	17.53%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares (formerly, Invesco - Invesco V.I. International Growth Fund: Series II Shares) Effective this underlying mutual fund is no longer available to receive transfers or new purchase payments May 1, 2004 Investment Advisor: Invesco Advisers, Inc.	1.14%	5.60%	9.89%	7.81%
Equity	Invesco - Invesco V.I. Global Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.03%	15.17%	17.87%	13.95%
Fixed Income	Invesco - Invesco V.I. Global Strategic Income Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.12%*	-3.56%	2.14%	2.90%
Equity	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.05%*	13.87%	22.34%	17.90%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	1.57%	21.00%	15.86%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.95%*	25.15%	11.97%	13.13%
Equity	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.14%*	10.27%	13.78%	12.15%
Equity	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015 Investment Advisor: Massachusetts Financial Services Company	1.02%*	25.65%	22.52%	17.28%
Fixed Income	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II Investment Advisor: Morgan Stanley Investment Management Inc.	0.92%*	-0.53%	4.42%	4.28%
Equity	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Allianz Global Investors U.S. LLC	1.22%*	-1.41%	15.61%	10.69%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	1.00%*	21.53%	24.94%	19.24%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.86%*	29.91%	21.48%	17.51%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.85%*	26.80%	15.14%	14.28%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Columbia Management Investment Advisers, LLC	1.14%*	10.28%	5.98%	5.40%
Equity	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: NS Partners Ltd and Loomis, Sayles & Company L.P.	1.35%*	-7.51%	8.31%	4.04%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.92%*	4.96%	5.74%	6.33%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.71%*	-2.08%	2.40%	1.59%
Money Market	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.49%	0.00%	0.76%	0.38%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.91%	15.50%	11.71%	11.31%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.83%	2.75%	4.50%	4.08%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	10.31%	8.82%	8.28%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%	13.62%	10.85%	10.17%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.84%	6.70%	6.68%	6.20%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.60%	23.99%	12.39%	13.53%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Invesco Advisers, Inc. and Wellington Management Company, LLP	1.34%*	10.04%	19.08%	15.81%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC	1.31%*	31.57%	8.11%	12.07%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.	1.31%*	30.50%	14.58%	14.48%
Equity	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Neuberger Berman Investment Advisers LLC	0.84%	26.42%	16.82%	15.87%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.49%*	28.09%	17.89%	15.97%
Equity	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	0.89%	23.47%	15.71%	14.35%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class Investment Advisor: PIMCO	1.12%	-2.65%	4.44%	4.31%
Equity	Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited	0.89%	22.65%	25.53%	19.85%
Equity	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB Effective this underlying mutual fund is no longer available to receive transfers or new purchase payments May 1, 2004 Investment Advisor: Putnam Investment Management, LLC Sub-Advisor: Putnam Investments Limited	1.08%	8.82%	9.34%	8.31%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited	0.81%	27.30%	13.80%	14.11%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (formerly, VanEck VIP Trust - Global Resources Fund: Class S) Investment Advisor: Van Eck Associates Corporation	1.34%	18.67%	1.99%	-0.36%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Resources Fund: Initial Class) Effective this underlying mutual fund is no longer available to receive transfers or new purchase payments May 1, 2012 Investment Advisor: Van Eck Associates Corporation	1.09%	18.91%	2.24%	-0.12%

All American Annuity (Issued on or after and 2/15/02)
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004 Investment Advisor: AllianceBernstein L.P.	0.84%*	27.83%	12.57%	13.38%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B Effective this underlying mutual fund is no longer available to receive transfers or new purchase payments May 1, 2004 Investment Advisor: AllianceBernstein L.P.	1.15%	10.85%	4.97%	5.43%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004 Investment Advisor: AllianceBernstein L.P.	0.90%	28.65%	25.77%	20.52%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.05%	35.60%	9.87%	12.84%
Equity	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 Investment Advisor: Allspring Funds Management, LLC Investment Sub-Advisor: Allspring Global Investments, LLC	1.17%	7.64%	22.00%	16.22%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Investment Management, LLC	1.00%*	6.41%	9.71%	7.67%
Equity	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: BNY Mellon Investment Adviser, Inc. Sub-Advisor: Newton Investment Management North America, LLC	1.05%*	25.56%	9.49%	12.25%
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class Investment Advisor: Eaton Vance Management	1.18%	3.62%	3.18%	3.52%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares Investment Advisor: Federated Investment Management Company	1.07%*	4.44%	5.28%	6.05%
Allocation	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004 Investment Advisor: Federated Global Investment Management Corp. Sub-Advisor: Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania	1.21%	18.25%	8.97%	8.05%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Fixed Income	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008 Investment Advisor: Federated Investment Management Company	0.99%*	-1.66%	3.57%	3.43%
Equity	Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006 Investment Advisor: Fidelity Management & Research Company (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.91%	24.27%	20.29%	17.19%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.76%	24.60%	11.67%	12.25%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006 Investment Advisor: Fidelity Management & Research Company (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.77%	25.63%	13.16%	13.78%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	22.90%	25.97%	19.40%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016 Investment Advisor: Fidelity Management & Research Company (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.92%	4.29%	4.78%	5.35%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	1.02%	19.38%	14.15%	10.54%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006 Investment Advisor: Fidelity Management & Research Company (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.88%	33.34%	13.66%	13.46%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Franklin Advisers, Inc.	0.82%*	11.68%	8.63%	8.95%
Equity	Invesco - Invesco V.I. Comstock Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	0.99%	33.04%	11.11%	12.58%
Equity	Invesco - Invesco V.I. Core Equity Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.05%	27.37%	13.68%	11.98%
Equity	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.08%	18.79%	22.75%	17.53%
Equity	Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares (formerly, Invesco - Invesco V.I. International Growth Fund: Series II Shares) Effective this underlying mutual fund is no longer available to receive transfers or new purchase payments May 1, 2004 Investment Advisor: Invesco Advisers, Inc.	1.14%	5.60%	9.89%	7.81%
Equity	Invesco - Invesco V.I. Global Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.03%	15.17%	17.87%	13.95%
Fixed Income	Invesco - Invesco V.I. Global Strategic Income Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.12%*	-3.56%	2.14%	2.90%
Equity	Invesco - Invesco V.I. Main Street Small Cap Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.09%	22.26%	13.45%	14.39%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: Delaware Management Company Sub-Advisor: Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited	0.87%*	10.44%	11.36%	8.01%
Equity	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006 Investment Advisor: Massachusetts Financial Services Company	1.05%*	13.87%	22.34%	17.90%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006 Investment Advisor: Massachusetts Financial Services Company	1.12%*	1.57%	21.00%	15.86%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.95%*	25.15%	11.97%	13.13%
Equity	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.14%*	10.27%	13.78%	12.15%
Equity	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015 Investment Advisor: Massachusetts Financial Services Company	1.02%*	25.65%	22.52%	17.28%
Fixed Income	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009 Investment Advisor: Morgan Stanley Investment Management Inc.	0.92%*	-0.53%	4.42%	4.28%
Equity	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Allianz Global Investors U.S. LLC	1.22%*	-1.41%	15.61%	10.69%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Allspring Global Investments, LLC	1.07%*	-4.93%	19.86%	15.73%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.94%*	14.70%	11.29%	10.90%
Fixed Income	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.85%*	-0.71%	3.82%	2.86%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	1.21%*	16.00%	19.23%	15.19%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	1.00%*	21.53%	24.94%	19.24%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.94%*	23.64%	15.94%	14.97%
Equity	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: AQR Capital Management, LLC	1.04%	21.57%	15.66%	14.45%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.12%*	20.09%	12.37%	11.60%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.96%*	10.99%	8.24%	7.55%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.01%*	15.75%	10.53%	9.68%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%*	4.38%	5.18%	4.53%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.98%*	13.46%	9.45%	8.67%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.06%*	18.05%	11.59%	10.56%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.94%*	9.02%	7.29%	6.63%
Fixed Income	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Insight North America LLC	0.88%*	-0.93%	3.89%	3.19%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.86%*	29.91%	21.48%	17.51%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 11, 2020 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Newton Investment Management Limited	1.07%*	34.32%	11.11%	12.72%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	1.02%	34.35%	11.04%	12.64%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.87%*	26.75%	15.06%	14.19%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I This underlying mutual fund is no longer available to receive transfers or new purchase payments effective October 16, 2020 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Columbia Management Investment Advisers, LLC	1.03%*	10.39%	6.20%	5.64%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Columbia Management Investment Advisers, LLC	1.14%*	10.28%	5.98%	5.40%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.84%	-1.24%	3.46%	3.11%
Equity	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: NS Partners Ltd and Loomis, Sayles & Company L.P.	1.35%*	-7.51%	8.31%	4.04%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.92%*	4.96%	5.74%	6.33%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.71%*	-2.08%	2.40%	1.59%
Money Market	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.49%	0.00%	0.76%	0.38%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Lazard Asset Management LLC	1.38%*	12.39%	9.27%	7.39%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.91%	15.50%	11.71%	11.31%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.84%	8.24%	7.63%	7.11%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	12.16%	10.02%	9.32%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.83%	2.75%	4.50%	4.08%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	10.31%	8.82%	8.28%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%	13.62%	10.85%	10.17%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.84%	6.70%	6.68%	6.20%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc.	1.06%*	39.87%	24.32%	18.30%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.60%	23.99%	12.39%	13.53%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.	1.02%*	24.01%	8.46%	12.21%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Invesco Advisers, Inc. and Wellington Management Company, LLP	1.34%*	10.04%	19.08%	15.81%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC	1.31%*	31.57%	8.11%	12.07%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.	1.31%*	30.50%	14.58%	14.48%
Equity	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Neuberger Berman Investment Advisers LLC	0.84%	26.42%	16.82%	15.87%
Equity	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Wellington Management Company LLP	1.18%*	46.32%	12.88%	10.96%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.49%*	28.09%	17.89%	15.97%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.79%	-0.58%	1.73%	1.48%
Equity	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.89%	23.47%	15.71%	14.35%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class Investment Advisor: PIMCO	1.12%	-2.65%	4.44%	4.31%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class Investment Advisor: PIMCO	1.01%	-7.61%	3.03%	0.90%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class Investment Advisor: PIMCO	0.75%	-1.02%	1.43%	1.48%
Equity	Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB This underlying mutual fund is only available in contracts for which good order applications were received before November 19, 2016 Investment Advisor: Putnam Investment Management, LLC Sub-Advisor: Putnam Investments Limited	0.89%	22.65%	25.53%	19.85%
Equity	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB Effective this underlying mutual fund is no longer available to receive transfers or new purchase payments May 1, 2004 Investment Advisor: Putnam Investment Management, LLC Sub-Advisor: Putnam Investments Limited	1.08%	8.82%	9.34%	8.31%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB This underlying mutual fund is only available in contracts for which good order applications were received before May 12, 2017 Investment Advisor: Putnam Investment Management, LLC Sub-Advisor: Putnam Investments Limited	0.81%	27.30%	13.80%	14.11%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (formerly, VanEck VIP Trust - Global Resources Fund: Class S) Investment Advisor: Van Eck Associates Corporation	1.34%	18.67%	1.99%	-0.36%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Resources Fund: Initial Class) This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012 Investment Advisor: Van Eck Associates Corporation	1.09%	18.91%	2.24%	-0.12%
*	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Income Benefit Investment Options
Certain optional benefits restrict how the Contract Owner can invest their Contract Value by limiting the investment options in which the Contract Owner can invest and/or requiring use of a specified asset allocation service. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below are available in connection with the respective optional benefit.
Capital Preservation Plus Option
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
•	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
•	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II

•	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II

Appendix B: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 72 (age 70½ if born prior to July 1, 1949);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 72 (age 70½ if born nprior to July 1, 1949) the IRA owner is required to begin taking certain minimum distributions. In addition, upon the death of the owner of an IRA, the Code imposes mandatory distribution requirements to ensure distribution of the entire contract value within the required statutory period. Due to the Treasury Regulation’s valuation rules, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% applied against the required minimum distributions not taken.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 72 (age 70½ if born prior to July 1, 1949) the SEP IRA owner is required to begin taking certain minimum distributions. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 72 (age 70½ if born prior to July 1, 1949), the Code requires that certain minimum distributions be made. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers of IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed nontaxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);

•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);

•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
IRS Rev. Proc. 2011-38 addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulation’s definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.

The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. Therefore, a marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couple’s place of domicile.
Consistent with Rev. Proc. 2013-17, the final regulations provide that relationships entered into as civil unions or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification and Investor Control
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;

•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be currently taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
For a variable contract to receive favorable tax treatment, the life insurance company must be considered the owner of the separate account assets supporting the investment options within the contract. If the contract owner is considered to exercise investment control over the separate account assets, the contract owner will be treated as the owner of those assets and not the insurance company. As a result, the increase in the cash value attributed to the separate account assets will be taxed currently to the contract owner as ordinary income. The IRS has issued guidance that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the variable contract owner will be considered the owner of the separate account assets. Revenue Ruling 2003-91 provided that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for favorable tax treatment. Should the Treasury Secretary issue additional rules or regulations that would limit the number of underlying mutual funds, the transfers between underlying mutual funds, the exchanges of underlying mutual funds or the manner in which you can direct the investments in an investment option such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, we believe that the contract qualifies as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities, the SECURE Act generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain minimum distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 72 (age 70½ if born prior to July 1, 1949). Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Required Distributions Upon Death of a Contract Owner Before January 1, 2020
Death Before Required Beginning Date
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding:
(a)	The life or life expectancy of the designated beneficiary, with such life expectancy determined under the tables prescribed by Treasury Regulation 1.401(a)(9)-9. Distributions must begin by the end of the calendar following the year of death.
a.	In the case of a non-spouse designated beneficiary, the life expectancy is determined in the calendar year following the contract owner’s death, with such life expectancy reduced by one for each subsequent calendar year that elapsed from the year the life expectancy was determined.
b.	If a designated beneficiary dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
c.	If the sole designated beneficiary is the surviving spouse of the contract owner, then distributions must begin by the later of the calendar year following the year of the contract owner’s death or the end of the calendar year in which the contract owner would have turned 70 ½ (age 72 for those who turn age 70 ½ on or after January 1, 2020).
(b)	If there is no designated beneficiary or if the designated beneficiary elects, the entire balance of the contract must be distributed by December 31st of the fifth year following the contract owner's death.
Death on or after Required Beginning Date
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed at least as rapidly as the distribution method in effect on the contract owner’s death. If the designated beneficiary receiving distributions dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the contract must be distributed by December 31st of the tenth year following the contract owner’s death. This 10-year post-death distribution period applies regardless of whether the contract owner dies before or after the contract owner’s required beginning date.
In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the contract can be distributed over a period not exceeding the life or life expectancy of the eligible designated beneficiary. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31st of the tenth year following the eligible designated beneficiary’s death.
A distribution in the form of annuity payments (an annuitization) that began on or after January 1, 2020 while the contract owner was alive may need to be commuted or modified after the contract owner’s death in order to comply with the post-death distribution requirements. However, distributions in the form of annuity payments (an annuitization) that began prior to January 1, 2020, while the contract owner was alive, can continue under that method after the death the contract owner without modification.
In addition, a beneficiary who is not a designated beneficiary, such as a charity, estate, or trust, must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death.
Regardless of whether the contract owner dies before or on or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner. Any distributions required under these distribution rules will be made upon the surviving spouse’s death.

Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
Tax Changes
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Appendix C: Standard Death Benefit (Five-Year Reset Death Benefit) Example
The purpose of this example is to show the calculations used to determine the death benefit if the Standard Death Benefit (Five-Year Reset Death Benefit) is elected. The calculation assumes that the Annuitant dies before the Annuitization Date. The death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
01-01-1990	Partial Withdrawal	$10,000	$106,678
01-01-1991	Five-year Contract Anniversary	n/a	$106,678
01-01-1996	Five-year Contract Anniversary	n/a	$90,326
01-01-2001	Five-year Contract Anniversary	n/a	$98,267
03-01-2001	Annuitant’s 86th birthday	n/a	$98,555
01-01-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$97,113
*	The Contract Value shown assumes a hypothetical variable net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value;	$97,113
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or	$91,429
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.	$98,267
Conclusion
Death Benefit = $98,267

Appendix D: One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option Example
The purpose of this example is to show the calculations used to determine the death benefit if the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is elected. The calculation assumes that the Annuitant dies before the Annuitization Date. The death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
01-01-1990	Partial Withdrawal	$10,000	$106,678
01-01-1994	Contract Anniversary	n/a	$123,362
03-01-1996	Annuitant’s 86th birthday	n/a	$111,026
02-01-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$119,368
*	The Contract Value shown assumes a hypothetical variable net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value;	$119,368
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or	$91,429
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.	$123,362
Conclusion
Death Benefit = $123,362

Appendix E: One-Year Step Up Death Benefit Option Example
The purpose of this example is to show the calculations used to determine the death benefit if the One-Year Step Up Death Benefit Option is elected. The calculation assumes that the Annuitant dies before the Annuitization Date. The death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
01-01-1990	Partial Withdrawal	$10,000	$106,678
01-01-1994	Contract Anniversary	n/a	$123,362
03-01-1996	Annuitant’s 86th birthday	n/a	$111,026
02-01-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$119,368
*	The Contract Value shown assumes a hypothetical variable net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value;	$119,368
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or	$91,429
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.	$123,362
Conclusion
Death Benefit = $123,362

Appendix F: Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option Example
The purpose of this example is to show the calculations used to determine the death benefit if the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is elected. The calculation assumes that the Annuitant dies before the Annuitization Date. The death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
02-14-1988	Subsequent Purchase Payment	$25,000	$133,666
07-28-1996	Partial Withdrawal	$10,000	$176,202
09-30-2004	Annuitant’s 86th birthday	n/a	$242,807
03-01-2005	Subsequent Purchase Payment	$11,000	$257,803
05-15-2007	Partial Withdrawal	$7,000	$274,079
04-18-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$295,602
* The Contract Value shown assumes a 4% net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value;	$295,602
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;	$126,067
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or	$240,646
(4)	the 5% interest anniversary value	$252,134
Conclusion
Death Benefit = 295,602

Appendix G: 5% Enhanced Death Benefit Option Example
The purpose of this example is to show the calculations used to determine the death benefit if the 5% Enhanced Death Benefit Option is elected. The calculation assumes that the Annuitant dies before the Annuitization Date. The death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
02-14-1988	Subsequent Purchase Payment	$25,000	$133,666
07-28-1996	Partial Withdrawal	$10,000	$176,202
09-30-2004	Annuitant’s 86th birthday	n/a	$242,807
03-01-2005	Subsequent Purchase Payment	$11,000	$257,803
05-15-2007	Partial Withdrawal	$7,000	$274,079
04-18-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$295,602
* The Contract Value shown assumes a 4% net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;	$295,602
(2)	the 5% interest anniversary value	$252,134
Conclusion
Death Benefit = 295,602

Outside back cover page
The Statement of Additional Information contains additional information about the Variable Account. To obtain a free copy of the Statement of Additional Information, request other information about the contract, or to make any other service requests, contact Nationwide at 1-800-848-6331 or by one of the other methods described in Contacting the Service Center.
The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is also available at https://nationwide.onlineprospectus.net/NW/C000024647NW/index.php?ctype=product_sai. This prospectus is available at https://nationwide.onlineprospectus.net/NW/C000024647NW/index.php?ctype=product_prospectus.
Reports and other information about the Variable Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000024647

The Best of America All American AnnuitySM (Compass)
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-7
The date of this prospectus is May 1, 2022.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid. The Annuitant must be living on the date the contract is issued.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Options are referred to as Target Term Options in some states.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
2

Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-7, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
3

4

Table of Contents (continued)
5

Table of Contents (continued)
6

Key Information Table
Important Information You Should Consider About the Contract
FEES AND EXPENSES (see Fee Table and Charges and Deductions)
Charges for Early Withdrawals	If the Contract Owner withdraws money from the contract within 7 years following his/her last purchase payment, a Contingent Deferred Sales Charge (or "CDSC") may apply (see Contingent Deferred Sales Charge). The CDSC is used to recoup sales and other expenses associated with the contract that Nationwide incurs during the early years of the contract. The CDSC will not exceed 7% of the amount of purchase payments withdrawn, declining to 0% over 7 years.

For example, for a contract with a $100,000 investment, a withdrawal taken during the CDSC period could result in a CDSC of up to $7,000.
Transaction Charges	Nationwide also charges a loan processing fee at the time each new loan is processed (see Loan Privilege).
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract	0.95% [1]	0.95% [1]
	Investment options (underlying mutual fund fees and expenses)	0.49% [2]	1.44% [2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.05% [1]	0.50% [1]
[1] As a percentage of Variable Account value. [2] As a percentage of underlying mutual fund assets.
Because each contract is customizable, the options elected affect how much each Contract Owner will pay. To help youunderstand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.
	Lowest Annual Cost Estimate: $1,350.18	Highest Annual Cost Estimate: $4,173.25
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees and expenses
• No optional benefits
• No CDSC
• No additional purchase payments, transfers or withdrawals	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and underlying mutual fund fees and expenses
• No CDSC
• No additional purchase payments, transfers or withdrawals

RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

A CDSC may apply for up to 7 years following the last purchase payment and could reduce the value of the contract if purchase payments are withdrawn during that time (see Contingent Deferred Sales Charge). The benefit of tax deferral also means that the contract is more beneficial to investors with a long time horizon (see Principal Risks).
7

RISKS
Risks Associated with Investment Options	• Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.
• Each investment option (including the Fixed Account and Guaranteed Term Options) has its own unique risks.
• Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.
Insurance Company Risks	Investment in the contract is subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Fixed Account and Guaranteed Term Options), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Contacting the Service Center (see Principal Risks).
RESTRICTIONS
Investments	• Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds).
• Allocations to the Fixed Account may not be transferred to another investment option except at the end of a Fixed Account interest rate guarantee period (see The Fixed Account).
• Allocations to the Guaranteed Term Options that are transferred to another investment option prior to maturity are subject to a market value adjustment (see Guaranteed Term Options).
• Allocations to the Guaranteed Term Options may not be transferred to another available investment option during the Capital Preservation Plus program period (see Capital Preservation Plus Option).
Optional Benefits	• Certain optional benefits limit or restrict the investment options available for investment.
• Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new contracts and will not impact any contracts already in force.
See Benefits Under the Contract.
TAXES
Tax Implications	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.
• If the contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.
• Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract Owner reaches age 59½.
See Appendix B: Contract Types and Tax Information.
CONFLICTS OF INTEREST
Investment Professional Compensation	Some financial professionals receive compensation for selling the contract. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see The Contract in General).
Exchanges	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see The Contract in General).
8

Overview of the Contract
Purpose of the Contract
The contract is intended to be a long-term investment vehicle to assist investors in saving for and living in retirement. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It provides the Contract Owner with a stream of periodic income payments upon the Contract Owner’s retirement. During the years leading up to those income payments, the Contract Owner manages his/her assets in the contract according to their specific goals and risk preferences by directing the allocation and reallocation among a variety of investment options. Contract growth is tax-deferred, meaning that gains in the contract are not taxable until withdrawn from the contract. Finally, in the event that the Annuitant dies before beginning income payments, the contract offers a death benefit.
Prospective purchasers should consult with a financial professional to determine whether this contract is appropriate for them, taking into consideration their particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. Generally speaking, this contract is intended to provide benefits to a single individual and his/her beneficiaries. The contract is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants but the same Contract Owner. It is not intended to be sold to a terminally ill Contract Owner or Annuitant.
Phases of the Contract
The contract exists in two separate phases: accumulation (savings) and annuitization (income). During the accumulation phase, the contract offers a variety of investment options to which the Contract Owner can allocate and reallocate his/her Contract Value. The investment options available under the contract consist of Sub-Accounts that invest in underlying mutual funds, which offer a variable rate of return, a Fixed Account, which offers a fixed rate of return, and Guaranteed Term Options, which offer an enhanced rate of return subject to a market value adjustment. Additional information about the underlying mutual funds is available in Appendix A: Underlying Mutual Funds Available Under the Contract.
During the annuitization phase, Nationwide makes periodic income payments to the Annuitant. At the time of annuitization, the Annuitant elects the duration of the annuity payments – either for a fixed period of time or for the duration of the Annuitant’s (and possibly the Annuitant’s spouse’s) life. The Annuitant also elects whether the annuity payments will be fixed or variable. If the Annuitant elects variable annuity payments, the Annuitant controls the allocation/reallocation of annuitized assets among the available Sub-Accounts. After annuitization begins, the only value associated with the contract is the stream of annuity payments; unless otherwise specified in the annuity option, the Annuitant cannot withdraw value from the contract over and above the annuity payments. Additionally, once annuitization has begun, there is no death benefit, which means that upon the death of the Annuitant (and the Annuitant’s spouse if a joint annuity option was elected), all payments stop and the contract terminates, unless the particular annuitization option provides otherwise.
Contract Features
Investment Options. Contract Owners can allocate Contract Value to Sub-Accounts that invest in underlying mutual funds, the Fixed Account and/or the Guaranteed Term Options. Contract Owners can reallocate those assets at their discretion, subject to certain restrictions.
Deposits to the Contract. Contract Owners can apply additional purchase payments to the contract until the Annuitization Date, subject to certain restrictions.
Withdrawals from the Contract. Contract Owners can withdraw some or all of their Contract Value at any time prior to annuitization, subject to certain restrictions. A CDSC may apply. After Annuitization, withdrawals other than annuity payments are not permitted.
Loans from the Contract. For contracts issued as Tax Sheltered Annuities, Contract Owners can request a loan of a portion of their Contract Value at any time after the free look period and prior to annuitization, subject to certain restrictions. A Loan Processing Fee is assessed at the time each new loan is processed, and a loan interest charge also applies.
Death Benefit. During the accumulation phase, the contract contains a standard death benefit (the greater of (i) Contract Value, (ii) net purchase payments, or (iii) the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge.
9

Optional Death Benefits. Several death benefit options are available for an additional charge, which may provide a greater death benefit than the standard death benefit. Those options are:
•	One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
•	One-Year Step Up Death Benefit Option
•	Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
•	5% Enhanced Death Benefit Option
Spousal Protection Feature. Some of the death benefit options contain the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, subject to certain conditions.
Reduced Purchase Payment Option. The contract offers a Reduced Purchase Payment Option for an additional charge, which provides for reduced minimum initial purchase payment and subsequent purchase payment requirements.
CDSC Options. Several CDSC Options are available for an additional charge, whereby Nationwide will waive or reduce the standard CDSC schedule. Those options are:
•	Five Year CDSC Option
•	10 Year and Disability Waiver
•	Additional Withdrawal Without Charge and Disability Waiver
•	Hardship Waiver
Guaranteed Minimum Income Benefit Options. The contract offers two Guaranteed Minimum Income Benefit Options for an additional charge, each of which provides for a guaranteed amount at annuitization.
Capital Preservation Plus Option. The contract offers a Capital Preservation Plus Option for an additional charge, which provides a principal guarantee.
Extra Value Option Credits. An Extra Value Option is available for an additional charge, whereby Nationwide will apply additional money to the Contract Value during the first Contract Year. Extra Value Option credits are subject to recapture under certain circumstances.
Beneficiary Protector Option. The contract offers a Beneficiary Protector Option for an additional charge, which may be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds.
Annuity Payments. On the Annuitization Date, Nationwide will make annuity payments based on the annuity payment option chosen prior to annuitization.
Tax Deferral. Generally, Contract Owners will not be taxed on any earnings on the assets in the contract until such earnings are distributed from the contract. How each contract’s distributions are taxed depends on the type of contract issued. Note that if this contract is issued in connection with a plan that qualifies for special income tax treatment under the Code, the contract does not provide additional tax deferral benefits (see Appendix B: Contract Types and Tax Information).
Cancellation of the Contract. Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
Contract Owner Services. The contract offers several services at no additional charge to assist Contract Owners in managing their contract, including:
•	Asset Rebalancing
•	Dollar Cost Averaging
•	Enhanced Fixed Account Dollar Cost Averaging
•	Systematic Withdrawals
10

Fee Table
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to the contract specifications page for information about the specific fees the Contract Owner will pay each year based on the options elected.
The first table describes the fees and expenses a Contract Owner will pay at the time the Contract Owner buys the contract, surrenders or makes withdrawals from the contract, or transfers Contract Value between investment options. Certain states or governmental entities charge premium tax on purchase payments. Nationwide will deduct an amount equal to the premium tax charged by the applicable governmental entity, which currently ranges between 0% and 3.5% of purchase payments.
Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule.
Loan Processing Fee	$25 [1]

The next table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Annual Loan Interest Charge (assessed as a reduction to the credited interest rate)	2.25% [2]
Base Contract Expenses[3] (assessed as an annualized percentage of Daily Net Assets)	0.95%
Optional Benefit Expenses[4] (assessed as an annualized percentage of Daily Net Assets)
Reduced Purchase Payment Option Charge	0.25% [5]
Five Year CDSC Option Charge	0.15% [6]
CDSC Waiver Options
Additional Withdrawal Without Charge and Disability Waiver Charge	0.10% [7]
10 Year and Disability Waiver Charge (available for Tax Sheltered Annuities only)	0.05%
Hardship Waiver Charge (available for Tax Sheltered Annuities only)	0.15%
Optional Death Benefits
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option Charge[8] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
One-Year Step Up Death Benefit Option Charge[9] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option Charge[10] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
5% Enhanced Death Benefit Option Charge[11] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Guaranteed Minimum Income Benefit Options (no longer available)
Guaranteed Minimum Income Benefit Option 1 Charge	0.45%
Guaranteed Minimum Income Benefit Option 2 Charge	0.30%
Extra Value Option Charge	0.45% [12]
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.

Beneficiary Protector Option Charge[13]	0.40%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option Charge	0.50% [14]
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

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[1]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.
[2]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[3]	Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge.
4
Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Deductions).
[5]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-only Contracts.
[6]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
[7]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[8]	This option may not be elected with another death benefit option.
[9]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[10]	This option may not be elected with another death benefit option.
[11]	This option may be elected alone or along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[12]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[13]	The Beneficiary Protector Option is available for contracts with Annuitants age 70 or younger at the time the option is elected.
[14]	The Capital Preservation Plus Option may only be elected at the time of application. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix A: Underlying Mutual Funds Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.49%	1.44%
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual underlying mutual fund expenses.
The Example assumes:
•	a $100,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the seven year CDSC schedule;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
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•	Variable Account charges that reflect the most expensive combination of optional benefits for an additional charge (3.65%).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If the contract is surrendered at the end of the applicable time period				If the contract is annuitized at the end of the applicable time period				If the contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (1.44%)	$12,345	$20,978	$29,539	$52,624	*	$15,978	$26,539	$52,624	$5,345	$15,978	$26,539	$52,624
Minimum Annual Underlying Mutual Fund Expenses (0.49%)	$11,347	$18,126	$25,021	$44,770	*	$13,126	$22,021	$44,770	$4,347	$13,126	$22,021	$44,770
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Principal Risks
Contract Owners should be aware of the following risks associated with owning a variable annuity:
Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically:
•	A Contract Owner who takes withdrawals from the contract in early Contract Years could be subject to a CDSC, which in the short-term will reduce Contract Value, and in the long-term will reduce the ability of the Contract Value to grow over time.
•	A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.
Sub-Account availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts will be subject to regulatory approval and notice will be provided.
Investment option restrictions. Certain options available under the contract impose restrictions on which investment options are available for investment and/or the portion of total Contract Value that is permitted to be allocated to certain investment options. These restrictions are imposed by Nationwide and depend on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide the Contract Owners with guarantees. By electing an optional benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional benefit.
Extra Value Option Risk. Certain optional benefits apply bonus credits to the contract. The bonus credits increase Contract Value which will increase the total dollar amount of fees that Nationwide collects. Nationwide may make a profit from the additional charges and over time, the benefit of the bonus credits could be more than offset by the additional charges assessed to the contract. Additionally, the recapture of the bonus credits (in the event of a withdrawal) could exceed any benefit of receiving the bonus credits.
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Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund.
Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value and interest credited to Fixed Account and Guaranteed Term Option allocations are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings.
Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia’s invasion of Ukraine and the resulting response by the United States and other countries). Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
COVID-19 Risk. In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its
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service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, the COVID-19 pandemic has at times resulted in negative economic conditions, changes in consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers. These factors, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic cannot be fully known. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Nationwide and the Variable Account
The contract is issued by Nationwide, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide Variable Account-7 is a separate account of Nationwide that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds Available Under the Contract. Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from General Account assets and may not be used to pay any liabilities of Nationwide other than those arising from the contract or other contracts supported by the Variable Account. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund.
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investment Options
The Sub-Accounts and Underlying Mutual Funds
The Contract Owner can allocate Contract Value to Sub-Accounts of the Variable Account, subject to conditions in the contract and underlying mutual funds. Each Sub-Account invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Information about each underlying mutual fund, including its name, type, adviser and subadviser (if applicable), current expenses, and performance, is available in Appendix A: Underlying Mutual Funds Available Under the Contract. Each underlying mutual fund issues its own prospectus that contains more detailed information about the underlying mutual fund. Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center (see Contacting the Service Center). Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be
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added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no outstanding contracts supported by the Variable Account, or for any other purpose approved by the SEC.
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No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
The Fixed Account
The Contract Owner can allocate Contract Value to the Fixed Account, subject to conditions imposed by the contract. The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options. If no instruction is received by Nationwide, the Contract Owner will remain invested in the Fixed Account and will receive the Renewal Rate.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals, Extra Value Option credits recaptured, and any applicable charges including CDSC.
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Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
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For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order, see Operation of the Contract. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
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Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments applied to the contract after receiving the benefit associated with the Spousal Protection Feature are subject to the CDSC provisions of the contract. However, no CDSC will apply to purchase payments applied to the contract before the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of purchase payments that are still subject to CDSC (which is equal to the total purchase payments subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC) (15% of purchase payments that are still subject to CDSC if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
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(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Loan Processing Fee and Loan Interest Charge
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Some states may not allow Nationwide to assess a Loan Processing Fee. The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
Nationwide also assesses a loan interest charge, assessed as a reduction to the credited interest rate. The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance. The Annual Loan Interest Charge will not exceed 2.25%.
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For more detailed information about loans, see Loan Privilege.
Reduced Purchase Payment Option
For an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets, an applicant can elect the Reduced Purchase Payment Option. The charge will be assessed until the annuitization unless the Contract Owner terminates the option. The Reduced Purchase Payment Option reduces the initial purchase payment for that contract to $1,000 and the minimum subsequent purchase payment for that contract to $25. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Five Year CDSC Option
For an additional charge equal to an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the Five-Year CDSC Option, which reduces the standard CDSC schedule to a five-year CDSC schedule. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This option also contains a disability waiver whereby Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner has been the owner of the contract for at least 10 years, and the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years. This option also contains a disability waiver whereby Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is generally described as the greatest of Contract Value, net purchase payments, and highest Contract Value on any Contract Anniversary before Annuitant’s 86th birthday, and includes the Spousal Protection Feature and the Long-Term Care/Nursing Home and Terminal Illness Waiver. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
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One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step Up Death Benefit Option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. The One-Year Step Up Death Benefit Option is generally described as the greatest of Contract Value, net purchase payments, and highest Contract Value on any Contract Anniversary before Annuitant’s 86th birthday, and includes the Long-Term Care/Nursing Home and Terminal Illness Waiver. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection. The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is generally described as the greatest of Contract Value, net purchase payments, highest Contract Value on any Contract Anniversary before Annuitant’s 86th birthday, and the interest anniversary value (purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 86th birthday), and includes the Spousal Protection Feature and the Long-Term Care/Nursing Home and Terminal Illness Waiver. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect 5% Enhanced Death Benefit Option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. The 5% Enhanced Death Option is generally described as the greater of Contract Value and the interest anniversary value (purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 86th birthday), and includes the Long-Term Care/Nursing Home and Terminal Illness Waiver. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen. The charge will be assessed until annuitization. A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount may be used to provide a guaranteed level of lifetime annuity payments. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Extra Value Option
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. In exchange, Nationwide will assess an additional charge equal to an annualized rate of 0.45% of the Daily Net Assets for the first seven Contract Years. In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45% for the first seven Contract Years. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Beneficiary Protector Option
For an additional charge equal to an annualized rate of 0.40% of the Daily Net Assets, an applicant or an existing Contract Owner can elect the Beneficiary Protector Option. In addition, allocations to the Fixed Account or the Guaranteed Term Options will be assessed a fee of 0.40%. The charge will be assessed until the earlier of annuitization or after the benefit
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has been credited to the contract. The Beneficiary Protector Option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Capital Preservation Plus Option
For contracts with the Capital Preservation Plus Option, Nationwide will assess an additional charge equal to an annualized rate of 0.50% of the Daily Net Assets. In addition, allocations to the Guaranteed Term Options will be assessed a fee of 0.50%. The charge will be assessed until annuitization. The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the program period, regardless of market performance. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.
Example:
On a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.
Example:
Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Underlying Mutual Fund Charges
In addition to the charges indicated above, the underlying mutual funds in which the Sub-Accounts invest have their own fees and charges which are paid out of the assets of the underlying mutual fund. More information about the fees and charges of the underlying mutual funds can be found in the prospectus for each underlying mutual fund which can be obtained free of charge by contacting Nationwide’s Service Center.
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The Contract in General
Types of Contracts Issued
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
Nationwide no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information about the differences in contract types, see Appendix B: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000. The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
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Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Money Laundering
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner's account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner's account to governmental regulators.
Replacements
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited. The issuance of this contract as a replacement for any investment product may result in the payment of compensation to the financial professional, which could create a conflict of interest.
Contestability
Nationwide will not contest the contract.
Payments to Minors
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
Contract Misuse
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
Nationwide's General Account Obligations
Nationwide is obligated to pay all amounts promised to Contract Owners under the contract. Any obligations Nationwide has to Contract Owners under the contracts in excess of the Contract Value are paid from the General Account and are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
Contractual Guarantees
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
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Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Underlying Mutual Fund Service Fee Payments);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
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An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts. Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2021, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain
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administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see above. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Benefits Under the Contract
The following tables summarize information about the benefits under the contract. The Standard Benefits table indicates the benefits that are available under the contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge.
Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	• Nationwide may limit purchase payments to $1,000,000
Asset Rebalancing (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None	• Assets in the Fixed Account and GTOs are excluded from the program
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Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None	• Transfers are only permitted from the Fixed Account and a limited number of Sub-Accounts
• Transfers may not be directed to the Fixed Account or GTOs
• Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested
Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	None	• Transfers are only permitted from the Fixed Account • Only new purchase payments to the contract are eligible for the program • Transfers may not be directed to the Fixed Account or GTOs
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	• Withdrawals must be at least $100 each
Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Loans (see Loan Privilege)	Loan from Contract Value	$25 Loan Processing Fee and 2.25% compound interest on outstanding loan balance	$25 Loan Processing Fee and 2.25% compound interest on outstanding loan balance	• Only available to owners of Tax Sheltered Annuities
• Subject to terms of the Tax Sheltered Annuity plan
• Minimum and maximum loan amounts apply
• Loans must be repaid within a specified period
• Loan payments must be made at least quarterly
Reduced Purchase Payment Option	Reduction to minimum initial purchase payment and subsequent purchase payment requirements	0.25% (Daily Net Assets)	0.25% (Daily Net Assets)	• Must be elected at application • Not available for Investment-Only Contracts
Five Year CDSC Option	Reduction of standard CDSC schedule	0.15% (Daily Net Assets)	0.15% (Daily Net Assets)	• Must be elected at application • Election is irrevocable • Not available if the Extra Value Option is elected
Additional Withdrawal Without Charge and Disability Waiver	CDSC waiver and increased CDSC-free withdrawal privilege	0.10% (Daily Net Assets)	0.10% (Daily Net Assets)	• Must be elected at application • Election is irrevocable • CDSC waiver is subject to conditions • If waiver becomes effective due to disability, no additional purchase payments are permitted
10 Year and Disability Waiver	CDSC waiver	0.05% (Daily Net Assets)	0.05% (Daily Net Assets)	• Only available to owners of a Tax Sheltered Annuity
• Must be elected at application
• Election is irrevocable
• CDSC waiver is subject to conditions
• If waiver becomes effective due to disability, no additional purchase payments are permitted
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Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Hardship Waiver	CDSC waiver	0.15% (Daily Net Assets)	0.15% (Daily Net Assets)	• Only available to owners of a Tax Sheltered Annuity
• Must be elected at application
• Election is irrevocable
• CDSC waiver is subject to conditions
• If waiver becomes effective, no additional purchase payments are permitted
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection	Enhanced death benefit	0.15% (Daily Net Assets)	0.15% (Daily Net Assets)	• May not be elected if another death benefit option is elected
• Must be elected at application
• Election is irrevocable
• Nationwide may limit purchase payments to $1,000,000

Spousal Protection Feature

• Not applicable to Charitable Remainder Trusts
• One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner
• For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner
• Only available to Contract Owner’s spouse
• Spouses must be Co-Annuitants
• Both spouses must be 85 or younger at contract issuance
• Spouses must be named as beneficiaries
• No other person may be named as Contract Owner, Annuitant, or primary beneficiary
• If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate
• Benefit is forfeited if certain changes to the parties or assignments are made
One-Year Step Up Death Benefit Option	Enhanced death benefit	0.05% (Daily Net Assets)	0.05% (Daily Net Assets)	• Limited availability • Must be elected at application • Election is irrevocable • Nationwide may limit purchase payments to $1,000,000
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Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option	Enhanced death benefit	0.20% (Daily Net Assets)	0.20% (Daily Net Assets)	• May not be elected if another death benefit option is elected
• Must be elected at application
• Election is irrevocable
• Nationwide may limit purchase payments to $1,000,000

Spousal Protection Feature

• Not applicable to Charitable Remainder Trusts
• One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner
• For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner
• Only available to Contract Owner’s spouse
• Spouses must be Co-Annuitants
• Both spouses must be 85 or younger at contract issuance
• Spouses must be named as beneficiaries
• No other person may be named as Contract Owner, Annuitant, or primary beneficiary
• If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate
• Benefit is forfeited if certain changes to the parties or assignments are made
5% Enhanced Death Benefit Option	Enhanced death benefit	0.10% (Daily Net Assets)	0.10% (Daily Net Assets)	• Limited availability • Must be elected at application • Election is irrevocable • Nationwide may limit purchase payments to $1,000,000
Guaranteed Minimum Income Benefit Option 1	Minimum guaranteed value for annuitization	0.45% (Daily Net Assets)	0.45% (Daily Net Assets)	• No longer available for election • Must be elected at application • Election is irrevocable • Annuitization options are limited
Guaranteed Minimum Income Benefit Option 2	Minimum guaranteed value for annuitization	0.30% (Daily Net Assets)	0.30% (Daily Net Assets)	• No longer available for election • Must be elected at application • Election is irrevocable • Annuitization options are limited
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Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Extra Value Option	Additional money is deposited to the contract (bonus credits)	0.45% (Daily Net Assets, Fixed Account interest credited, and GTO guaranteed rate of return)	0.45% (Daily Net Assets, Fixed Account interest credited, and GTO guaranteed rate of return)	• Must be elected at application
• Election is irrevocable
• Bonus credit only applies to deposits made during the first Contract Year
• Bonus credits are subject to recapture under certain circumstances
• Fixed Account allocations may be restricted under certain circumstances
Beneficiary Protector Option	Payment of an amount that could be used to pay taxes assessed on death benefit proceeds	0.40% (Daily Net Assets, Fixed Account interest credited, and GTO guaranteed rate of return)	0.40% (Daily Net Assets, Fixed Account interest credited, and GTO guaranteed rate of return)	• Election is irrevocable • Annuitant must be 70 or younger at date of election
Capital Preservation Plus Option	Principal protection	0.50% (Daily Net Assets and GTO guaranteed rate of return)	0.50% (Daily Net Assets and GTO guaranteed rate of return)	• Limited availability
• Must be elected at application
• Investment restrictions apply
• Not available if a loan is outstanding
• No new loans are permitted
• Additional purchase payments are not permitted during the program period
• Enhanced Fixed Account Dollar Cost Averaging is not available
• Surrenders cannot be taken exclusively from the GTO
• Transfers to and from the GTO are not permitted during the program period
• Restrictions on termination apply
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
For an example of how the Standard Death Benefit (Five-Year Reset Death Benefit) is calculated, see Appendix C: Standard Death Benefit (Five-Year Reset Death Benefit) Example.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. This option must be elected at the time of application. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization, unless the Contract Owner terminates the option as described below. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Example:
Ms. H elected the Reduced Purchase Payment Option at the time of application. While the option remains in effect, Nationwide will accept a minimum initial purchase payment of $1,000 or more and will accept minimum subsequent purchase payments of $25 or more. Those amounts are lower than what would be required had the Reduced Purchase Payment Option not been elected.
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Example:
Mr. B elected the Five Year CDSC Option at the time of application. Mr. B elects to take a partial withdrawal in the fourth year of his contract. Instead of applying the standard CDSC schedule, Nationwide will apply the Five Year CDSC schedule, which results in a CDSC percentage of 2% (3 completed Contract Years).
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Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Example:
Mr. J elected the Additional Withdrawal Without Charge and Disability Waiver at the time of application and he now wants to take a withdrawal from his contract. If Mr. J’s withdrawal is subject to a CDSC and he hasn’t yet used his CDSC-free withdrawal privilege for that year, Mr. J would be entitled to a 15% CDSC-free withdrawal, as opposed to the 10% CDSC-free withdrawal that is applicable on standard contracts.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Example:
Ms. Q elected the 10 Year and Disability Waiver at the time of application and is in her 11th year of owning the contract. During that time, she made regular monthly payroll deposits into the contract. Nationwide will waive any applicable CDSC on withdrawals from Ms. Q’s contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
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If this waiver becomes effective, no additional purchase payments may be made to the contract.
Example:
Ms. H elected the Hardship Waiver at the time of application and she would like to take a hardship withdrawal from her contract. Nationwide will waive any applicable CDSC on the hardship withdrawal, provided any request proof of hardship is provided and accepted by Nationwide.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
For an example of how the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is calculated, see Appendix D: One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option Example.
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
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(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
For an example of how the One-Year Step-Up Death Benefit Option is calculated, see Appendix E: One-Year Step Up Death Benefit Option Example.
The One-Year Step-Up Death Benefit Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
For an example of how the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is calculated, see Appendix F: Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option Example.
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The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
For an example of how the 5% Enhanced Death Benefit Option is calculated, see Appendix G: 5% Enhanced Death Benefit Option Example
The 5% Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
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(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. Her death benefit contains the Spousal Protection Feature. The death benefit on Ms. P’s contract equals $24,000.
Ms. P was married to Mr. P at the time of her death. Under the Spousal Protection Feature, assuming all conditions were met, Mr. P has the option, instead of receiving the $24,000 death benefit, to continue the contract as if it were his own. If he elects to do so, the Contract Value, if it is lower than $24,000, will be adjusted to equal the $24,000 death benefit. From that point forward, the contract will be his and all provisions of the contract apply. Upon Mr. P’s death, his beneficiary will then receive a death benefit equal to the elected death benefit under the contract.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one or both of the Guaranteed Minimum Income Benefit Options at the time of application. Once elected, the Guaranteed Minimum Income Benefit Options are irrevocable. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. The charges associated with these options are calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charges assessed for these options.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant’s 86th birthday; and
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(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Example:
Assume the Guaranteed Annuitization Value = $100,000 and the Contract Value = $80,000 at time of a $20,000 withdrawal. Therefore, the Contract Value would be reduced by 25% ($20,000/$80,000), and the Guaranteed Annuitization Value would also be reduced by 25% or $25,000 (25% x $100,000). As a result, the new Guaranteed Annuitization Value = $75,000 ($100,000-$25,000).
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant’s 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
Example:
Assume the highest Contract Value on any Contract Anniversary prior to the Annuitant’s 86th birthday = $100,000 and the Contract Value = $80,000 at time of a $20,000 withdrawal. Therefore, the Contract Value would be reduced by 25% ($20,000/$80,000), and the Guaranteed Annuitization Value would also be reduced by 25% or $25,000 (25% x $100,000). As a result, the new Guaranteed Annuitization Value = $75,000 ($100,000-$25,000).
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
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•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial professional regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
Example:
Mr. C elects the Extra Value Option and submits an initial purchase payment of $50,000. On the date the initial purchase payment is applied (and in addition to that initial purchase payment), Nationwide will apply another $1,500 (which is 3% of $50,000) to Mr. C’s contract.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
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Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. This option may be elected at the time of application or after the contract has been issued, and the option is irrevocable. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a charge of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
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Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
The Annuitant elected the Beneficiary Protector Option at the time of application. On the date of the Annuitant’s death, the Contract Value = $75,000, the total purchase payments (adjusted for withdrawals) = $68,000, and there is no adjustment for a death benefit previously credited. The amount of the benefit would be calculated as follows: 40% x ($75,000-$68,000-$0), which equals $2,800.
If no benefits have been paid under this option by the first contract anniversary following the Annuitant’s 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
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In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Example:
Ms. D elected the Capital Preservation Plus Option and elected a 10-year program period. Nationwide informed her of her investment options and she provided her allocation instructions. At the beginning of the program period, her Contract Value was $50,000. At the end of the program period, Ms. D’s Contract Value was $56,000, so no adjustment was made to her contract. Had her Contract Value been less than $50,000 at the end of the program period, Nationwide would have adjusted the Contract Value to equal $50,000.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Rate Dollar Cost Averaging is not available as a Contract Owner service.
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•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
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Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Contract Owner cedes all ownership rights to the Annuitant and the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Joint Owner
Prior to the Annuitization Date, joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
On the Annuitization Date, both joint owners cede all ownership rights to the Annuitant and the Annuitant becomes the Contract Owner.
Contingent Owner
Prior to the Annuitization Date, the contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
After the Annuitization Date, the contingent owner will not have any interest in the contract.
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Annuitant
Prior to the Annuitization Date, the Annuitant has no interest in the contract, but must be named in the application. Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant. This Annuitant must be age 85 or younger at the time of the contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
On the Annuitization Date, the Annuitant becomes the new owner and has all ownership rights in the contract. The Annuitant is the person who receives annuity payments and the person upon whose continuation of life any annuity payment involving life contingencies depends.
Co-Annuitant
Prior to the Annuitization Date, a Co-Annuitant is entitled to receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met. A Co-Annuitant, if named, must be named at the time of application and must be the Annuitant’s spouse.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
After the Annuitization Date, the Co-Annuitant has no interest in the contract.
Contingent Annuitant
Prior to the Annuitization Date, if the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and all provisions of the contract that are based on the Annuitants death prior to the Annuitization Date will be based on the death of the Contingent Annuitant. Only Non-Qualified Contract Owners may name a Contingent Annuitant. The Contingent Annuitant need not be named at the time of application. Regardless of when the Contingent Annuitant is added he/she must be (or must have been) age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
Joint Annuitant
Prior to the Annuitization Date, there is no joint annuitant.
On the Annuitization Date, if applicable, a joint annuitant is named. The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends.
Beneficiary and Contingent Beneficiary
Prior to the Annuitization Date, the beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
After the Annuitization Date, the beneficiaries and contingent beneficiaries have no interest in the contract.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
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•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded. Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes. Changes in ownership and contract assignments could have a negative impact on certain benefits under the contract, including the death benefit.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws (see Appendix B: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).
•	There is no death benefit payable on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or contract value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.
A beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the contract as the sole contract owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
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Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays (or on the dates that such holidays are observed by the New York Stock Exchange):
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Juneteenth National Independence Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (1) and (2) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to the Sub-Accounts, Fixed Account, and/or GTOs as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
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Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
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(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Transfer Restrictions).
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period. Any limit on the amount that can be transferred from the Fixed Account will be communicated to impacted Contract Owners at the end of the Fixed Account interest rate guarantee period. Any such limitations will substantially extend the amount of time it takes to transfer the entire Fixed Account allocation to another investment option.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
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After annuitization, transfers among Sub-Accounts may only be made once per calendar year. See Annuitizing the Contract.
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
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For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter.
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Managers of Multiple Contracts
Some investment financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.
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For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix B: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
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Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	standard contract charges
•	charges for optional benefits elected by the Contract Owner
•	underlying mutual fund charges
•	investment performance of the Sub-Accounts
•	interest credited to Fixed Account allocations
•	amounts credited to GTO allocations
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
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A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
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The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.
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Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time.
Example:
Ms. T takes a loan from her contract of $50,000. After default, the first time interest is calculated as follows:
1A. The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;
6.25% (total interest rate)	x	$50,000 (outstanding principal)	=	$3,125 ($2,000 =collateral interest $1,125 = finance interest)
1B. The amount from 1A representing collateral interest is added to the outstanding principal;
$2,000 (collateral interest)	+	$50,000 (outstanding principal)	=	$52,000 (outstanding principal and collateral interest)
1C. The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and
$1,125 (outstanding finance interest)
1D. The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.
$52,000 (outstanding principal and collateral interest)	+	$1,125 (outstanding finance interest)	=	$53,125 (total outstanding principal and interest)
Thereafter, when interest is calculated:
2A. The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;
6.25% (total interest rate)	x	$52,000 (1A outstanding principal and collateral interest)	=	$3,250 ($2,080 = collateral interest $1,170 = finance interest)
2B. The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;
$2,080 (collateral interest)	+	$52,000 (1A outstanding principal and collateral interest)	=	$54,080 (outstanding principal and collateral interest)
2C. The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest;
6.25% (total interest rate)	x	$1,125 (outstanding finance interest)	=	$70.31 (finance interest)
$70.31 (finance interest)	+	$1,125 (outstanding finance interest)	=	$1,195.31 (outstanding finance interest)
2D. The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;
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Example:
$1,170 (finance interest)	+	$1,195.31 (outstanding finance interest)	=	$2,365.31 (outstanding finance interest)
2E. The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.
$54,080 (total outstanding principal and collateral interest)	+	$2,365.31 (outstanding finance interest)	=	$56,445.31 (total outstanding principal and interest)
This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal				$50,000
Outstanding Collateral Interest				$40,047
Outstanding Finance Interest				$34,091
Total Outstanding Principal and Interest				$124,138
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
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Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Example:
Mr. C elects to participate in Asset Rebalancing and has instructed his Contract Value be allocated as follows: 40% to Sub-Account A, 40% to Sub-Account B, and 20% to Sub-Account C. Mr. C elects to rebalance quarterly. Each quarter, Nationwide will automatically rebalance Mr. C’s Contract Value by transferring Contract Value among the three elected Sub-Accounts so that his 40%/40%/20% allocation remains intact.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
or to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
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Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Example:
Ms. T elects to participate in Dollar Cost Averaging and has transferred $25,000 to an eligible Sub-Account (Sub-Account S) that will serve as the source investment option for her Dollar Cost Averaging program. She would like the Dollar Cost Averaging transfers to be allocated as follows: $500 to Sub-Account L and $1,000 to Sub-Account M. Each month, Nationwide will automatically transfer $1,500 from Sub-Account S and allocate $1,000 to Sub-Account M and $500 to Sub-Account L.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Example:
Mr. E elects to participate in Enhanced Fixed Account Dollar Cost Averaging and has allocated new purchase payments of $22,000 to the Fixed Account, which will receive an enhanced interest crediting rate. He would like the Enhanced Fixed Account Dollar Cost Averaging transfers to be allocated as follows: $1,000 to Sub-Account L and $1,000 to Sub-Account M. Each month, Nationwide will automatically transfer $2,000 from the Fixed Account and allocate $1,000 to Sub-Account M and $1,000 to Sub-Account L.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
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The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Example:
Ms. H elects to take Systematic Withdrawals equal to $5,000 on a quarterly basis. She has not directed that the withdrawals be taken from specific Sub-Accounts, so each quarter, Nationwide will withdraw $5,000 from Ms. H’s contract proportionally from each Sub-Account, and will mail her a check or wire the funds to the financial institution of her choice.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix B: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
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If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
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•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix B: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
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Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds Available Under the Contract. Nationwide uses an assumed investment return factor of 3.5%. An assumed investment return is the net investment return required to maintain level variable annuity payments. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Annuity payments are made at any frequency approved by Nationwide. Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
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Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide’s default delivery method is U.S. mail and Nationwide will deliver required documents by U.S. mail unless other delivery methods (e.g. electronic delivery) are permitted by law or regulation. Therefore, Contract Owners should promptly notify the Service Center of any address change.
Nationwide will mail to Contract Owners:
•	statements showing the contract's quarterly activity; and
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
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Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company")) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state securities divisions. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center, or can be found online at https://nationwide.onlineprospectus.net/NW/C000034520NW/index.php?ctype=product_sai.
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Appendix A: Underlying Mutual Funds Available Under the Contract
The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000034520NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited.
The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004 Investment Advisor: AllianceBernstein L.P.	0.84%*	27.83%	12.57%	13.38%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004 Investment Advisor: AllianceBernstein L.P.	1.15%	10.85%	4.97%	5.43%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004 Investment Advisor: AllianceBernstein L.P.	0.90%	28.65%	25.77%	20.52%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.05%	35.60%	9.87%	12.84%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares Investment Advisor: Federated Investment Management Company	1.07%*	4.44%	5.28%	6.05%
Allocation	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004 Investment Advisor: Federated Global Investment Management Corp. Sub-Advisor: Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania	1.21%	18.25%	8.97%	8.05%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008 Investment Advisor: Federated Investment Management Company	0.99%*	-1.66%	3.57%	3.43%
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Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006 Investment Advisor: Fidelity Management & Research Company (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.91%	24.27%	20.29%	17.19%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.76%	24.60%	11.67%	12.25%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006 Investment Advisor: Fidelity Management & Research Company (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.77%	25.63%	13.16%	13.78%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	22.90%	25.97%	19.40%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016 Investment Advisor: Fidelity Management & Research Company (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.92%	4.29%	4.78%	5.35%
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	1.02%	19.38%	14.15%	10.54%
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Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006 Investment Advisor: Fidelity Management & Research Company (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.88%	33.34%	13.66%	13.46%
Equity	Invesco - Invesco V.I. Comstock Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	0.99%	33.04%	11.11%	12.58%
Equity	Invesco - Invesco V.I. Core Equity Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.05%	27.37%	13.68%	11.98%
Equity	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.08%	18.79%	22.75%	17.53%
Equity	Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares (formerly, Invesco - Invesco V.I. International Growth Fund: Series II Shares) This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004 Investment Advisor: Invesco Advisers, Inc.	1.14%	5.60%	9.89%	7.81%
Equity	Invesco - Invesco V.I. Global Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.03%	15.17%	17.87%	13.95%
Fixed Income	Invesco - Invesco V.I. Global Strategic Income Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.12%*	-3.56%	2.14%	2.90%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.86%	16.90%	14.10%	11.53%
Equity	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006 Investment Advisor: Massachusetts Financial Services Company	1.05%*	13.87%	22.34%	17.90%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006 Investment Advisor: Massachusetts Financial Services Company	1.12%*	1.57%	21.00%	15.86%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.95%*	25.15%	11.97%	13.13%
Equity	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.14%*	10.27%	13.78%	12.15%
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Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015 Investment Advisor: Massachusetts Financial Services Company	1.02%*	25.65%	22.52%	17.28%
Equity	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Allianz Global Investors U.S. LLC	1.22%*	-1.41%	15.61%	10.69%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	1.00%*	21.53%	24.94%	19.24%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.86%*	29.91%	21.48%	17.51%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	1.02%	34.35%	11.04%	12.64%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.87%*	26.75%	15.06%	14.19%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Columbia Management Investment Advisers, LLC	1.14%*	10.28%	5.98%	5.40%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.84%	-1.24%	3.46%	3.11%
Equity	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: NS Partners Ltd and Loomis, Sayles & Company L.P.	1.35%*	-7.51%	8.31%	4.04%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.92%*	4.96%	5.74%	6.33%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.71%*	-2.08%	2.40%	1.59%
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Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Money Market	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.49%	0.00%	0.76%	0.38%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.91%	15.50%	11.71%	11.31%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.83%	2.75%	4.50%	4.08%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	10.31%	8.82%	8.28%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%	13.62%	10.85%	10.17%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.84%	6.70%	6.68%	6.20%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc.	1.06%*	39.87%	24.32%	18.30%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.60%	23.99%	12.39%	13.53%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Invesco Advisers, Inc. and Wellington Management Company, LLP	1.34%*	10.04%	19.08%	15.81%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC	1.31%*	31.57%	8.11%	12.07%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.	1.31%*	30.50%	14.58%	14.48%
Equity	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Neuberger Berman Investment Advisers LLC	0.84%	26.42%	16.82%	15.87%
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Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.89%	23.47%	15.71%	14.35%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (formerly, VanEck VIP Trust - Global Resources Fund: Class S) Investment Advisor: Van Eck Associates Corporation	1.34%	18.67%	1.99%	-0.36%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Resources Fund: Initial Class) This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012 Investment Advisor: Van Eck Associates Corporation	1.09%	18.91%	2.24%	-0.12%
*	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Income Benefit Investment Options
Certain optional benefits restrict how the Contract Owner can invest their Contract Value by limiting the investment options in which the Contract Owner can invest and/or requiring use of a specified asset allocation service. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below are available in connection with the respective optional benefit.
Capital Preservation Plus Option
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
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•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
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Appendix B: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 72 (age 70½ if born prior to July 1, 1949);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
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Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 72 (age 70½ if born nprior to July 1, 1949) the IRA owner is required to begin taking certain minimum distributions. In addition, upon the death of the owner of an IRA, the Code imposes mandatory distribution requirements to ensure distribution of the entire contract value within the required statutory period. Due to the Treasury Regulation’s valuation rules, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% applied against the required minimum distributions not taken.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
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When the owner of a SEP IRA attains the age of 72 (age 70½ if born prior to July 1, 1949) the SEP IRA owner is required to begin taking certain minimum distributions. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 72 (age 70½ if born prior to July 1, 1949), the Code requires that certain minimum distributions be made. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers of IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
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Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed nontaxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
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•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
IRS Rev. Proc. 2011-38 addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulation’s definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
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The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. Therefore, a marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couple’s place of domicile.
Consistent with Rev. Proc. 2013-17, the final regulations provide that relationships entered into as civil unions or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
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FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification and Investor Control
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
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•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be currently taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
For a variable contract to receive favorable tax treatment, the life insurance company must be considered the owner of the separate account assets supporting the investment options within the contract. If the contract owner is considered to exercise investment control over the separate account assets, the contract owner will be treated as the owner of those assets and not the insurance company. As a result, the increase in the cash value attributed to the separate account assets will be taxed currently to the contract owner as ordinary income. The IRS has issued guidance that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the variable contract owner will be considered the owner of the separate account assets. Revenue Ruling 2003-91 provided that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for favorable tax treatment. Should the Treasury Secretary issue additional rules or regulations that would limit the number of underlying mutual funds, the transfers between underlying mutual funds, the exchanges of underlying mutual funds or the manner in which you can direct the investments in an investment option such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, we believe that the contract qualifies as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
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For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities, the SECURE Act generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain minimum distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 72 (age 70½ if born prior to July 1, 1949). Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
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Required Distributions Upon Death of a Contract Owner Before January 1, 2020
Death Before Required Beginning Date
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding:
(a)	The life or life expectancy of the designated beneficiary, with such life expectancy determined under the tables prescribed by Treasury Regulation 1.401(a)(9)-9. Distributions must begin by the end of the calendar following the year of death.
a.	In the case of a non-spouse designated beneficiary, the life expectancy is determined in the calendar year following the contract owner’s death, with such life expectancy reduced by one for each subsequent calendar year that elapsed from the year the life expectancy was determined.
b.	If a designated beneficiary dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
c.	If the sole designated beneficiary is the surviving spouse of the contract owner, then distributions must begin by the later of the calendar year following the year of the contract owner’s death or the end of the calendar year in which the contract owner would have turned 70 ½ (age 72 for those who turn age 70 ½ on or after January 1, 2020).
(b)	If there is no designated beneficiary or if the designated beneficiary elects, the entire balance of the contract must be distributed by December 31st of the fifth year following the contract owner's death.
Death on or after Required Beginning Date
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed at least as rapidly as the distribution method in effect on the contract owner’s death. If the designated beneficiary receiving distributions dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the contract must be distributed by December 31st of the tenth year following the contract owner’s death. This 10-year post-death distribution period applies regardless of whether the contract owner dies before or after the contract owner’s required beginning date.
In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the contract can be distributed over a period not exceeding the life or life expectancy of the eligible designated beneficiary. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31st of the tenth year following the eligible designated beneficiary’s death.
A distribution in the form of annuity payments (an annuitization) that began on or after January 1, 2020 while the contract owner was alive may need to be commuted or modified after the contract owner’s death in order to comply with the post-death distribution requirements. However, distributions in the form of annuity payments (an annuitization) that began prior to January 1, 2020, while the contract owner was alive, can continue under that method after the death the contract owner without modification.
In addition, a beneficiary who is not a designated beneficiary, such as a charity, estate, or trust, must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death.
Regardless of whether the contract owner dies before or on or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner. Any distributions required under these distribution rules will be made upon the surviving spouse’s death.
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Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
Tax Changes
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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Appendix C: Standard Death Benefit (Five-Year Reset Death Benefit) Example
The purpose of this example is to show the calculations used to determine the death benefit if the Standard Death Benefit (Five-Year Reset Death Benefit) is elected. The calculation assumes that the Annuitant dies before the Annuitization Date. The death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
01-01-1990	Partial Withdrawal	$10,000	$106,678
01-01-1991	Five-year Contract Anniversary	n/a	$106,678
01-01-1996	Five-year Contract Anniversary	n/a	$90,326
01-01-2001	Five-year Contract Anniversary	n/a	$98,267
03-01-2001	Annuitant’s 86th birthday	n/a	$98,555
01-01-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$97,113
*	The Contract Value shown assumes a hypothetical variable net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value;	$97,113
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or	$91,429
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.	$98,267
Conclusion
Death Benefit = $98,267
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Appendix D: One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option Example
The purpose of this example is to show the calculations used to determine the death benefit if the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is elected. The calculation assumes that the Annuitant dies before the Annuitization Date. The death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
01-01-1990	Partial Withdrawal	$10,000	$106,678
01-01-1994	Contract Anniversary	n/a	$123,362
03-01-1996	Annuitant’s 86th birthday	n/a	$111,026
02-01-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$119,368
*	The Contract Value shown assumes a hypothetical variable net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value;	$119,368
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or	$91,429
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.	$123,362
Conclusion
Death Benefit = $123,362
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Appendix E: One-Year Step Up Death Benefit Option Example
The purpose of this example is to show the calculations used to determine the death benefit if the One-Year Step Up Death Benefit Option is elected. The calculation assumes that the Annuitant dies before the Annuitization Date. The death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
01-01-1990	Partial Withdrawal	$10,000	$106,678
01-01-1994	Contract Anniversary	n/a	$123,362
03-01-1996	Annuitant’s 86th birthday	n/a	$111,026
02-01-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$119,368
*	The Contract Value shown assumes a hypothetical variable net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value;	$119,368
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or	$91,429
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.	$123,362
Conclusion
Death Benefit = $123,362
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Appendix F: Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option Example
The purpose of this example is to show the calculations used to determine the death benefit if the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is elected. The calculation assumes that the Annuitant dies before the Annuitization Date. The death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
02-14-1988	Subsequent Purchase Payment	$25,000	$133,666
07-28-1996	Partial Withdrawal	$10,000	$176,202
09-30-2004	Annuitant’s 86th birthday	n/a	$242,807
03-01-2005	Subsequent Purchase Payment	$11,000	$257,803
05-15-2007	Partial Withdrawal	$7,000	$274,079
04-18-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$295,602
* The Contract Value shown assumes a 4% net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value;	$295,602
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;	$126,067
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or	$240,646
(4)	the 5% interest anniversary value	$252,134
Conclusion
Death Benefit = 295,602
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Appendix G: 5% Enhanced Death Benefit Option Example
The purpose of this example is to show the calculations used to determine the death benefit if the 5% Enhanced Death Benefit Option is elected. The calculation assumes that the Annuitant dies before the Annuitization Date. The death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
02-14-1988	Subsequent Purchase Payment	$25,000	$133,666
07-28-1996	Partial Withdrawal	$10,000	$176,202
09-30-2004	Annuitant’s 86th birthday	n/a	$242,807
03-01-2005	Subsequent Purchase Payment	$11,000	$257,803
05-15-2007	Partial Withdrawal	$7,000	$274,079
04-18-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$295,602
* The Contract Value shown assumes a 4% net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;	$295,602
(2)	the 5% interest anniversary value	$252,134
Conclusion
Death Benefit = 295,602
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Outside back cover page
The Statement of Additional Information contains additional information about the Variable Account. To obtain a free copy of the Statement of Additional Information, request other information about the contract, or to make any other service requests, contact Nationwide at 1-800-848-6331 or by one of the other methods described in Contacting the Service Center.
The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is also available at https://nationwide.onlineprospectus.net/NW/C000034520NW/index.php?ctype=product_sai. This prospectus is available at https://nationwide.onlineprospectus.net/NW/C000034520NW/index.php?ctype=product_prospectus.
Reports and other information about the Variable Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000024647

M&T Variable Annuity Portfolio
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-7
The date of this prospectus is May 1, 2022.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
1

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid. The Annuitant must be living on the date the contract is issued.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Options are referred to as Target Term Options in some states.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
2

Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-7, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
3

4

Table of Contents (continued)
5

Table of Contents (continued)
6

Key Information Table
Important Information You Should Consider About the Contract
FEES AND EXPENSES (see Fee Table and Charges and Deductions)
Charges for Early Withdrawals	If the Contract Owner withdraws money from the contract within 7 years following his/her last purchase payment, a Contingent Deferred Sales Charge (or "CDSC") may apply (see Contingent Deferred Sales Charge). The CDSC is used to recoup sales and other expenses associated with the contract that Nationwide incurs during the early years of the contract. The CDSC will not exceed 7% of the amount of purchase payments withdrawn, declining to 0% over 7 years.

For example, for a contract with a $100,000 investment, a withdrawal taken during the CDSC period could result in a CDSC of up to $7,000.
Transaction Charges	Nationwide also charges a loan processing fee at the time each new loan is processed (see Loan Privilege).
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract	0.95% [1]	0.95% [1]
	Investment options (underlying mutual fund fees and expenses)	0.26% [2]	1.39% [2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.05% [1]	0.50% [1]
[1] As a percentage of Variable Account value. [2] As a percentage of underlying mutual fund assets.
Because each contract is customizable, the options elected affect how much each Contract Owner will pay. To help youunderstand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.
	Lowest Annual Cost Estimate: $1,146.20	Highest Annual Cost Estimate: $4,139.88
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees and expenses
• No optional benefits
• No CDSC
• No additional purchase payments, transfers or withdrawals	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and underlying mutual fund fees and expenses
• No CDSC
• No additional purchase payments, transfers or withdrawals

RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

A CDSC may apply for up to 7 years following the last purchase payment and could reduce the value of the contract if purchase payments are withdrawn during that time (see Contingent Deferred Sales Charge). The benefit of tax deferral also means that the contract is more beneficial to investors with a long time horizon (see Principal Risks).
7

RISKS
Risks Associated with Investment Options	• Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.
• Each investment option (including the Fixed Account and Guaranteed Term Options) has its own unique risks.
• Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.
Insurance Company Risks	Investment in the contract is subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Fixed Account and Guaranteed Term Options), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Contacting the Service Center (see Principal Risks).
RESTRICTIONS
Investments	• Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds).
• Allocations to the Fixed Account may not be transferred to another investment option except at the end of a Fixed Account interest rate guarantee period (see The Fixed Account).
• Allocations to the Guaranteed Term Options that are transferred to another investment option prior to maturity are subject to a market value adjustment (see Guaranteed Term Options).
• Allocations to the Guaranteed Term Options may not be transferred to another available investment option during the Capital Preservation Plus program period (see Capital Preservation Plus Option).
Optional Benefits	• Certain optional benefits limit or restrict the investment options available for investment.
• Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new contracts and will not impact any contracts already in force.
See Benefits Under the Contract.
TAXES
Tax Implications	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.
• If the contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.
• Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract Owner reaches age 59½.
See Appendix B: Contract Types and Tax Information.
CONFLICTS OF INTEREST
Investment Professional Compensation	Some financial professionals receive compensation for selling the contract. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see The Contract in General).
Exchanges	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see The Contract in General).
8

Overview of the Contract
Purpose of the Contract
The contract is intended to be a long-term investment vehicle to assist investors in saving for and living in retirement. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It provides the Contract Owner with a stream of periodic income payments upon the Contract Owner’s retirement. During the years leading up to those income payments, the Contract Owner manages his/her assets in the contract according to their specific goals and risk preferences by directing the allocation and reallocation among a variety of investment options. Contract growth is tax-deferred, meaning that gains in the contract are not taxable until withdrawn from the contract. Finally, in the event that the Annuitant dies before beginning income payments, the contract offers a death benefit.
Prospective purchasers should consult with a financial professional to determine whether this contract is appropriate for them, taking into consideration their particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. Generally speaking, this contract is intended to provide benefits to a single individual and his/her beneficiaries. The contract is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants but the same Contract Owner. It is not intended to be sold to a terminally ill Contract Owner or Annuitant.
Phases of the Contract
The contract exists in two separate phases: accumulation (savings) and annuitization (income). During the accumulation phase, the contract offers a variety of investment options to which the Contract Owner can allocate and reallocate his/her Contract Value. The investment options available under the contract consist of Sub-Accounts that invest in underlying mutual funds, which offer a variable rate of return, a Fixed Account, which offers a fixed rate of return, and Guaranteed Term Options, which offer an enhanced rate of return subject to a market value adjustment. Additional information about the underlying mutual funds is available in Appendix A: Underlying Mutual Funds Available Under the Contract.
During the annuitization phase, Nationwide makes periodic income payments to the Annuitant. At the time of annuitization, the Annuitant elects the duration of the annuity payments – either for a fixed period of time or for the duration of the Annuitant’s (and possibly the Annuitant’s spouse’s) life. The Annuitant also elects whether the annuity payments will be fixed or variable. If the Annuitant elects variable annuity payments, the Annuitant controls the allocation/reallocation of annuitized assets among the available Sub-Accounts. After annuitization begins, the only value associated with the contract is the stream of annuity payments; unless otherwise specified in the annuity option, the Annuitant cannot withdraw value from the contract over and above the annuity payments. Additionally, once annuitization has begun, there is no death benefit, which means that upon the death of the Annuitant (and the Annuitant’s spouse if a joint annuity option was elected), all payments stop and the contract terminates, unless the particular annuitization option provides otherwise.
Contract Features
Investment Options. Contract Owners can allocate Contract Value to Sub-Accounts that invest in underlying mutual funds, the Fixed Account and/or the Guaranteed Term Options. Contract Owners can reallocate those assets at their discretion, subject to certain restrictions.
Deposits to the Contract. Contract Owners can apply additional purchase payments to the contract until the Annuitization Date, subject to certain restrictions.
Withdrawals from the Contract. Contract Owners can withdraw some or all of their Contract Value at any time prior to annuitization, subject to certain restrictions. A CDSC may apply. After Annuitization, withdrawals other than annuity payments are not permitted.
Loans from the Contract. For contracts issued as Tax Sheltered Annuities, Contract Owners can request a loan of a portion of their Contract Value at any time after the free look period and prior to annuitization, subject to certain restrictions. A Loan Processing Fee is assessed at the time each new loan is processed, and a loan interest charge also applies.
Death Benefit. During the accumulation phase, the contract contains a standard death benefit (the greater of (i) Contract Value, (ii) net purchase payments, or (iii) the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge.
9

Optional Death Benefits. Several death benefit options are available for an additional charge, which may provide a greater death benefit than the standard death benefit. Those options are:
•	One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
•	One-Year Step Up Death Benefit Option
•	Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
•	5% Enhanced Death Benefit Option
Spousal Protection Feature. Some of the death benefit options contain the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, subject to certain conditions.
Reduced Purchase Payment Option. The contract offers a Reduced Purchase Payment Option for an additional charge, which provides for reduced minimum initial purchase payment and subsequent purchase payment requirements.
CDSC Options. Several CDSC Options are available for an additional charge, whereby Nationwide will waive or reduce the standard CDSC schedule. Those options are:
•	Five Year CDSC Option
•	10 Year and Disability Waiver
•	Additional Withdrawal Without Charge and Disability Waiver
•	Hardship Waiver
Guaranteed Minimum Income Benefit Options. The contract offers two Guaranteed Minimum Income Benefit Options for an additional charge, each of which provides for a guaranteed amount at annuitization.
Capital Preservation Plus Option. The contract offers a Capital Preservation Plus Option for an additional charge, which provides a principal guarantee.
Extra Value Option Credits. An Extra Value Option is available for an additional charge, whereby Nationwide will apply additional money to the Contract Value during the first Contract Year. Extra Value Option credits are subject to recapture under certain circumstances.
Beneficiary Protector Option. The contract offers a Beneficiary Protector Option for an additional charge, which may be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds.
Annuity Payments. On the Annuitization Date, Nationwide will make annuity payments based on the annuity payment option chosen prior to annuitization.
Tax Deferral. Generally, Contract Owners will not be taxed on any earnings on the assets in the contract until such earnings are distributed from the contract. How each contract’s distributions are taxed depends on the type of contract issued. Note that if this contract is issued in connection with a plan that qualifies for special income tax treatment under the Code, the contract does not provide additional tax deferral benefits (see Appendix B: Contract Types and Tax Information).
Cancellation of the Contract. Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
Contract Owner Services. The contract offers several services at no additional charge to assist Contract Owners in managing their contract, including:
•	Asset Rebalancing
•	Dollar Cost Averaging
•	Enhanced Fixed Account Dollar Cost Averaging
•	Systematic Withdrawals
10

Fee Table
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to the contract specifications page for information about the specific fees the Contract Owner will pay each year based on the options elected.
The first table describes the fees and expenses a Contract Owner will pay at the time the Contract Owner buys the contract, surrenders or makes withdrawals from the contract, or transfers Contract Value between investment options. Certain states or governmental entities charge premium tax on purchase payments. Nationwide will deduct an amount equal to the premium tax charged by the applicable governmental entity, which currently ranges between 0% and 3.5% of purchase payments.
Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule.
Loan Processing Fee	$25 [1]

The next table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Annual Loan Interest Charge (assessed as a reduction to the credited interest rate)	2.25% [2]
Base Contract Expenses[3] (assessed as an annualized percentage of Daily Net Assets)	0.95%
Optional Benefit Expenses[4] (assessed as an annualized percentage of Daily Net Assets)
Reduced Purchase Payment Option Charge	0.25% [5]
Five Year CDSC Option Charge	0.15% [6]
CDSC Waiver Options
Additional Withdrawal Without Charge and Disability Waiver Charge	0.10% [7]
10 Year and Disability Waiver Charge (available for Tax Sheltered Annuities only)	0.05%
Hardship Waiver Charge (available for Tax Sheltered Annuities only)	0.15%
Optional Death Benefits
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option Charge[8] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
One-Year Step Up Death Benefit Option Charge[9] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option Charge[10] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
5% Enhanced Death Benefit Option Charge[11] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Guaranteed Minimum Income Benefit Options (no longer available)
Guaranteed Minimum Income Benefit Option 1 Charge	0.45%
Guaranteed Minimum Income Benefit Option 2 Charge	0.30%
Extra Value Option Charge	0.45% [12]
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.

Beneficiary Protector Option Charge[13]	0.40%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option Charge	0.50% [14]
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

11

[1]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.
[2]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[3]	Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge.
4
Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Deductions).
[5]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-only Contracts.
[6]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
[7]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[8]	This option may not be elected with another death benefit option.
[9]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[10]	This option may not be elected with another death benefit option.
[11]	This option may be elected alone or along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[12]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[13]	The Beneficiary Protector Option is available for contracts with Annuitants age 70 or younger at the time the option is elected.
[14]	The Capital Preservation Plus Option may only be elected at the time of application. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix A: Underlying Mutual Funds Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.26%	1.39%
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual underlying mutual fund expenses.
The Example assumes:
•	a $100,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the seven year CDSC schedule;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
12

•	Variable Account charges that reflect the most expensive combination of optional benefits for an additional charge (3.65%).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If the contract is surrendered at the end of the applicable time period				If the contract is annuitized at the end of the applicable time period				If the contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (1.39%)	$12,292	$20,830	$29,306	$52,230	*	$15,830	$26,306	$52,230	$5,292	$15,830	$26,306	$52,230
Minimum Annual Underlying Mutual Fund Expenses (0.26%)	$11,106	$17,427	$23,898	$42,748	*	$12,427	$20,898	$42,748	$4,106	$12,427	$20,898	$42,748
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Principal Risks
Contract Owners should be aware of the following risks associated with owning a variable annuity:
Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically:
•	A Contract Owner who takes withdrawals from the contract in early Contract Years could be subject to a CDSC, which in the short-term will reduce Contract Value, and in the long-term will reduce the ability of the Contract Value to grow over time.
•	A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.
Sub-Account availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts will be subject to regulatory approval and notice will be provided.
Investment option restrictions. Certain options available under the contract impose restrictions on which investment options are available for investment and/or the portion of total Contract Value that is permitted to be allocated to certain investment options. These restrictions are imposed by Nationwide and depend on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide the Contract Owners with guarantees. By electing an optional benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional benefit.
Extra Value Option Risk. Certain optional benefits apply bonus credits to the contract. The bonus credits increase Contract Value which will increase the total dollar amount of fees that Nationwide collects. Nationwide may make a profit from the additional charges and over time, the benefit of the bonus credits could be more than offset by the additional charges assessed to the contract. Additionally, the recapture of the bonus credits (in the event of a withdrawal) could exceed any benefit of receiving the bonus credits.
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Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund.
Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value and interest credited to Fixed Account and Guaranteed Term Option allocations are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings.
Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia’s invasion of Ukraine and the resulting response by the United States and other countries). Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
COVID-19 Risk. In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its
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service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, the COVID-19 pandemic has at times resulted in negative economic conditions, changes in consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers. These factors, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic cannot be fully known. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Nationwide and the Variable Account
The contract is issued by Nationwide, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide Variable Account-7 is a separate account of Nationwide that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds Available Under the Contract. Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from General Account assets and may not be used to pay any liabilities of Nationwide other than those arising from the contract or other contracts supported by the Variable Account. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund.
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investment Options
The Sub-Accounts and Underlying Mutual Funds
The Contract Owner can allocate Contract Value to Sub-Accounts of the Variable Account, subject to conditions in the contract and underlying mutual funds. Each Sub-Account invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Information about each underlying mutual fund, including its name, type, adviser and subadviser (if applicable), current expenses, and performance, is available in Appendix A: Underlying Mutual Funds Available Under the Contract. Each underlying mutual fund issues its own prospectus that contains more detailed information about the underlying mutual fund. Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center (see Contacting the Service Center). Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be
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added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no outstanding contracts supported by the Variable Account, or for any other purpose approved by the SEC.
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No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
The Fixed Account
The Contract Owner can allocate Contract Value to the Fixed Account, subject to conditions imposed by the contract. The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options. If no instruction is received by Nationwide, the Contract Owner will remain invested in the Fixed Account and will receive the Renewal Rate.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals, Extra Value Option credits recaptured, and any applicable charges including CDSC.
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Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
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For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order, see Operation of the Contract. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
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Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments applied to the contract after receiving the benefit associated with the Spousal Protection Feature are subject to the CDSC provisions of the contract. However, no CDSC will apply to purchase payments applied to the contract before the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of purchase payments that are still subject to CDSC (which is equal to the total purchase payments subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC) (15% of purchase payments that are still subject to CDSC if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
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(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Loan Processing Fee and Loan Interest Charge
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Some states may not allow Nationwide to assess a Loan Processing Fee. The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
Nationwide also assesses a loan interest charge, assessed as a reduction to the credited interest rate. The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance. The Annual Loan Interest Charge will not exceed 2.25%.
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For more detailed information about loans, see Loan Privilege.
Reduced Purchase Payment Option
For an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets, an applicant can elect the Reduced Purchase Payment Option. The charge will be assessed until the annuitization unless the Contract Owner terminates the option. The Reduced Purchase Payment Option reduces the initial purchase payment for that contract to $1,000 and the minimum subsequent purchase payment for that contract to $25. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Five Year CDSC Option
For an additional charge equal to an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the Five-Year CDSC Option, which reduces the standard CDSC schedule to a five-year CDSC schedule. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This option also contains a disability waiver whereby Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner has been the owner of the contract for at least 10 years, and the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years. This option also contains a disability waiver whereby Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is generally described as the greatest of Contract Value, net purchase payments, and highest Contract Value on any Contract Anniversary before Annuitant’s 86th birthday, and includes the Spousal Protection Feature and the Long-Term Care/Nursing Home and Terminal Illness Waiver. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
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One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step Up Death Benefit Option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. The One-Year Step Up Death Benefit Option is generally described as the greatest of Contract Value, net purchase payments, and highest Contract Value on any Contract Anniversary before Annuitant’s 86th birthday, and includes the Long-Term Care/Nursing Home and Terminal Illness Waiver. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection. The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is generally described as the greatest of Contract Value, net purchase payments, highest Contract Value on any Contract Anniversary before Annuitant’s 86th birthday, and the interest anniversary value (purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 86th birthday), and includes the Spousal Protection Feature and the Long-Term Care/Nursing Home and Terminal Illness Waiver. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect 5% Enhanced Death Benefit Option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. The 5% Enhanced Death Option is generally described as the greater of Contract Value and the interest anniversary value (purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 86th birthday), and includes the Long-Term Care/Nursing Home and Terminal Illness Waiver. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen. The charge will be assessed until annuitization. A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount may be used to provide a guaranteed level of lifetime annuity payments. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Extra Value Option
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. In exchange, Nationwide will assess an additional charge equal to an annualized rate of 0.45% of the Daily Net Assets for the first seven Contract Years. In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45% for the first seven Contract Years. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Beneficiary Protector Option
For an additional charge equal to an annualized rate of 0.40% of the Daily Net Assets, an applicant or an existing Contract Owner can elect the Beneficiary Protector Option. In addition, allocations to the Fixed Account or the Guaranteed Term Options will be assessed a fee of 0.40%. The charge will be assessed until the earlier of annuitization or after the benefit
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has been credited to the contract. The Beneficiary Protector Option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Capital Preservation Plus Option
For contracts with the Capital Preservation Plus Option, Nationwide will assess an additional charge equal to an annualized rate of 0.50% of the Daily Net Assets. In addition, allocations to the Guaranteed Term Options will be assessed a fee of 0.50%. The charge will be assessed until annuitization. The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the program period, regardless of market performance. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.
Example:
On a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.
Example:
Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Underlying Mutual Fund Charges
In addition to the charges indicated above, the underlying mutual funds in which the Sub-Accounts invest have their own fees and charges which are paid out of the assets of the underlying mutual fund. More information about the fees and charges of the underlying mutual funds can be found in the prospectus for each underlying mutual fund which can be obtained free of charge by contacting Nationwide’s Service Center.
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The Contract in General
Types of Contracts Issued
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
Nationwide no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information about the differences in contract types, see Appendix B: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000. The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
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Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Money Laundering
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner's account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner's account to governmental regulators.
Replacements
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited. The issuance of this contract as a replacement for any investment product may result in the payment of compensation to the financial professional, which could create a conflict of interest.
Contestability
Nationwide will not contest the contract.
Payments to Minors
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
Contract Misuse
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
Nationwide's General Account Obligations
Nationwide is obligated to pay all amounts promised to Contract Owners under the contract. Any obligations Nationwide has to Contract Owners under the contracts in excess of the Contract Value are paid from the General Account and are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
Contractual Guarantees
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
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Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Underlying Mutual Fund Service Fee Payments);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
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An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts. Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2021, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain
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administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see above. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Benefits Under the Contract
The following tables summarize information about the benefits under the contract. The Standard Benefits table indicates the benefits that are available under the contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge.
Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	• Nationwide may limit purchase payments to $1,000,000
Asset Rebalancing (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None	• Assets in the Fixed Account and GTOs are excluded from the program
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Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None	• Transfers are only permitted from the Fixed Account and a limited number of Sub-Accounts
• Transfers may not be directed to the Fixed Account or GTOs
• Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested
Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	None	• Transfers are only permitted from the Fixed Account • Only new purchase payments to the contract are eligible for the program • Transfers may not be directed to the Fixed Account or GTOs
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	• Withdrawals must be at least $100 each
Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Loans (see Loan Privilege)	Loan from Contract Value	$25 Loan Processing Fee and 2.25% compound interest on outstanding loan balance	$25 Loan Processing Fee and 2.25% compound interest on outstanding loan balance	• Only available to owners of Tax Sheltered Annuities
• Subject to terms of the Tax Sheltered Annuity plan
• Minimum and maximum loan amounts apply
• Loans must be repaid within a specified period
• Loan payments must be made at least quarterly
Reduced Purchase Payment Option	Reduction to minimum initial purchase payment and subsequent purchase payment requirements	0.25% (Daily Net Assets)	0.25% (Daily Net Assets)	• Must be elected at application • Not available for Investment-Only Contracts
Five Year CDSC Option	Reduction of standard CDSC schedule	0.15% (Daily Net Assets)	0.15% (Daily Net Assets)	• Must be elected at application • Election is irrevocable • Not available if the Extra Value Option is elected
Additional Withdrawal Without Charge and Disability Waiver	CDSC waiver and increased CDSC-free withdrawal privilege	0.10% (Daily Net Assets)	0.10% (Daily Net Assets)	• Must be elected at application • Election is irrevocable • CDSC waiver is subject to conditions • If waiver becomes effective due to disability, no additional purchase payments are permitted
10 Year and Disability Waiver	CDSC waiver	0.05% (Daily Net Assets)	0.05% (Daily Net Assets)	• Only available to owners of a Tax Sheltered Annuity
• Must be elected at application
• Election is irrevocable
• CDSC waiver is subject to conditions
• If waiver becomes effective due to disability, no additional purchase payments are permitted
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Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Hardship Waiver	CDSC waiver	0.15% (Daily Net Assets)	0.15% (Daily Net Assets)	• Only available to owners of a Tax Sheltered Annuity
• Must be elected at application
• Election is irrevocable
• CDSC waiver is subject to conditions
• If waiver becomes effective, no additional purchase payments are permitted
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection	Enhanced death benefit	0.15% (Daily Net Assets)	0.15% (Daily Net Assets)	• May not be elected if another death benefit option is elected
• Must be elected at application
• Election is irrevocable
• Nationwide may limit purchase payments to $1,000,000

Spousal Protection Feature

• Not applicable to Charitable Remainder Trusts
• One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner
• For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner
• Only available to Contract Owner’s spouse
• Spouses must be Co-Annuitants
• Both spouses must be 85 or younger at contract issuance
• Spouses must be named as beneficiaries
• No other person may be named as Contract Owner, Annuitant, or primary beneficiary
• If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate
• Benefit is forfeited if certain changes to the parties or assignments are made
One-Year Step Up Death Benefit Option	Enhanced death benefit	0.05% (Daily Net Assets)	0.05% (Daily Net Assets)	• Limited availability • Must be elected at application • Election is irrevocable • Nationwide may limit purchase payments to $1,000,000
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Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option	Enhanced death benefit	0.20% (Daily Net Assets)	0.20% (Daily Net Assets)	• May not be elected if another death benefit option is elected
• Must be elected at application
• Election is irrevocable
• Nationwide may limit purchase payments to $1,000,000

Spousal Protection Feature

• Not applicable to Charitable Remainder Trusts
• One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner
• For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner
• Only available to Contract Owner’s spouse
• Spouses must be Co-Annuitants
• Both spouses must be 85 or younger at contract issuance
• Spouses must be named as beneficiaries
• No other person may be named as Contract Owner, Annuitant, or primary beneficiary
• If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate
• Benefit is forfeited if certain changes to the parties or assignments are made
5% Enhanced Death Benefit Option	Enhanced death benefit	0.10% (Daily Net Assets)	0.10% (Daily Net Assets)	• Limited availability • Must be elected at application • Election is irrevocable • Nationwide may limit purchase payments to $1,000,000
Guaranteed Minimum Income Benefit Option 1	Minimum guaranteed value for annuitization	0.45% (Daily Net Assets)	0.45% (Daily Net Assets)	• No longer available for election • Must be elected at application • Election is irrevocable • Annuitization options are limited
Guaranteed Minimum Income Benefit Option 2	Minimum guaranteed value for annuitization	0.30% (Daily Net Assets)	0.30% (Daily Net Assets)	• No longer available for election • Must be elected at application • Election is irrevocable • Annuitization options are limited
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Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Extra Value Option	Additional money is deposited to the contract (bonus credits)	0.45% (Daily Net Assets, Fixed Account interest credited, and GTO guaranteed rate of return)	0.45% (Daily Net Assets, Fixed Account interest credited, and GTO guaranteed rate of return)	• Must be elected at application
• Election is irrevocable
• Bonus credit only applies to deposits made during the first Contract Year
• Bonus credits are subject to recapture under certain circumstances
• Fixed Account allocations may be restricted under certain circumstances
Beneficiary Protector Option	Payment of an amount that could be used to pay taxes assessed on death benefit proceeds	0.40% (Daily Net Assets, Fixed Account interest credited, and GTO guaranteed rate of return)	0.40% (Daily Net Assets, Fixed Account interest credited, and GTO guaranteed rate of return)	• Election is irrevocable • Annuitant must be 70 or younger at date of election
Capital Preservation Plus Option	Principal protection	0.50% (Daily Net Assets and GTO guaranteed rate of return)	0.50% (Daily Net Assets and GTO guaranteed rate of return)	• Limited availability
• Must be elected at application
• Investment restrictions apply
• Not available if a loan is outstanding
• No new loans are permitted
• Additional purchase payments are not permitted during the program period
• Enhanced Fixed Account Dollar Cost Averaging is not available
• Surrenders cannot be taken exclusively from the GTO
• Transfers to and from the GTO are not permitted during the program period
• Restrictions on termination apply
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
For an example of how the Standard Death Benefit (Five-Year Reset Death Benefit) is calculated, see Appendix C: Standard Death Benefit (Five-Year Reset Death Benefit) Example.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. This option must be elected at the time of application. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization, unless the Contract Owner terminates the option as described below. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Example:
Ms. H elected the Reduced Purchase Payment Option at the time of application. While the option remains in effect, Nationwide will accept a minimum initial purchase payment of $1,000 or more and will accept minimum subsequent purchase payments of $25 or more. Those amounts are lower than what would be required had the Reduced Purchase Payment Option not been elected.
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Example:
Mr. B elected the Five Year CDSC Option at the time of application. Mr. B elects to take a partial withdrawal in the fourth year of his contract. Instead of applying the standard CDSC schedule, Nationwide will apply the Five Year CDSC schedule, which results in a CDSC percentage of 2% (3 completed Contract Years).
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Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Example:
Mr. J elected the Additional Withdrawal Without Charge and Disability Waiver at the time of application and he now wants to take a withdrawal from his contract. If Mr. J’s withdrawal is subject to a CDSC and he hasn’t yet used his CDSC-free withdrawal privilege for that year, Mr. J would be entitled to a 15% CDSC-free withdrawal, as opposed to the 10% CDSC-free withdrawal that is applicable on standard contracts.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Example:
Ms. Q elected the 10 Year and Disability Waiver at the time of application and is in her 11th year of owning the contract. During that time, she made regular monthly payroll deposits into the contract. Nationwide will waive any applicable CDSC on withdrawals from Ms. Q’s contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
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If this waiver becomes effective, no additional purchase payments may be made to the contract.
Example:
Ms. H elected the Hardship Waiver at the time of application and she would like to take a hardship withdrawal from her contract. Nationwide will waive any applicable CDSC on the hardship withdrawal, provided any request proof of hardship is provided and accepted by Nationwide.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
For an example of how the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is calculated, see Appendix D: One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option Example.
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
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(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
For an example of how the One-Year Step-Up Death Benefit Option is calculated, see Appendix E: One-Year Step Up Death Benefit Option Example.
The One-Year Step-Up Death Benefit Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
For an example of how the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is calculated, see Appendix F: Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option Example.
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The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
For an example of how the 5% Enhanced Death Benefit Option is calculated, see Appendix G: 5% Enhanced Death Benefit Option Example
The 5% Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
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(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. Her death benefit contains the Spousal Protection Feature. The death benefit on Ms. P’s contract equals $24,000.
Ms. P was married to Mr. P at the time of her death. Under the Spousal Protection Feature, assuming all conditions were met, Mr. P has the option, instead of receiving the $24,000 death benefit, to continue the contract as if it were his own. If he elects to do so, the Contract Value, if it is lower than $24,000, will be adjusted to equal the $24,000 death benefit. From that point forward, the contract will be his and all provisions of the contract apply. Upon Mr. P’s death, his beneficiary will then receive a death benefit equal to the elected death benefit under the contract.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one or both of the Guaranteed Minimum Income Benefit Options at the time of application. Once elected, the Guaranteed Minimum Income Benefit Options are irrevocable. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. The charges associated with these options are calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charges assessed for these options.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant’s 86th birthday; and
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(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Example:
Assume the Guaranteed Annuitization Value = $100,000 and the Contract Value = $80,000 at time of a $20,000 withdrawal. Therefore, the Contract Value would be reduced by 25% ($20,000/$80,000), and the Guaranteed Annuitization Value would also be reduced by 25% or $25,000 (25% x $100,000). As a result, the new Guaranteed Annuitization Value = $75,000 ($100,000-$25,000).
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant’s 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
Example:
Assume the highest Contract Value on any Contract Anniversary prior to the Annuitant’s 86th birthday = $100,000 and the Contract Value = $80,000 at time of a $20,000 withdrawal. Therefore, the Contract Value would be reduced by 25% ($20,000/$80,000), and the Guaranteed Annuitization Value would also be reduced by 25% or $25,000 (25% x $100,000). As a result, the new Guaranteed Annuitization Value = $75,000 ($100,000-$25,000).
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
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•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial professional regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
Example:
Mr. C elects the Extra Value Option and submits an initial purchase payment of $50,000. On the date the initial purchase payment is applied (and in addition to that initial purchase payment), Nationwide will apply another $1,500 (which is 3% of $50,000) to Mr. C’s contract.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
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Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. This option may be elected at the time of application or after the contract has been issued, and the option is irrevocable. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a charge of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
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Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
The Annuitant elected the Beneficiary Protector Option at the time of application. On the date of the Annuitant’s death, the Contract Value = $75,000, the total purchase payments (adjusted for withdrawals) = $68,000, and there is no adjustment for a death benefit previously credited. The amount of the benefit would be calculated as follows: 40% x ($75,000-$68,000-$0), which equals $2,800.
If no benefits have been paid under this option by the first contract anniversary following the Annuitant’s 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
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In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Example:
Ms. D elected the Capital Preservation Plus Option and elected a 10-year program period. Nationwide informed her of her investment options and she provided her allocation instructions. At the beginning of the program period, her Contract Value was $50,000. At the end of the program period, Ms. D’s Contract Value was $56,000, so no adjustment was made to her contract. Had her Contract Value been less than $50,000 at the end of the program period, Nationwide would have adjusted the Contract Value to equal $50,000.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Rate Dollar Cost Averaging is not available as a Contract Owner service.
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•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
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Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Contract Owner cedes all ownership rights to the Annuitant and the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Joint Owner
Prior to the Annuitization Date, joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
On the Annuitization Date, both joint owners cede all ownership rights to the Annuitant and the Annuitant becomes the Contract Owner.
Contingent Owner
Prior to the Annuitization Date, the contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
After the Annuitization Date, the contingent owner will not have any interest in the contract.
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Annuitant
Prior to the Annuitization Date, the Annuitant has no interest in the contract, but must be named in the application. Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant. This Annuitant must be age 85 or younger at the time of the contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
On the Annuitization Date, the Annuitant becomes the new owner and has all ownership rights in the contract. The Annuitant is the person who receives annuity payments and the person upon whose continuation of life any annuity payment involving life contingencies depends.
Co-Annuitant
Prior to the Annuitization Date, a Co-Annuitant is entitled to receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met. A Co-Annuitant, if named, must be named at the time of application and must be the Annuitant’s spouse.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
After the Annuitization Date, the Co-Annuitant has no interest in the contract.
Contingent Annuitant
Prior to the Annuitization Date, if the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and all provisions of the contract that are based on the Annuitants death prior to the Annuitization Date will be based on the death of the Contingent Annuitant. Only Non-Qualified Contract Owners may name a Contingent Annuitant. The Contingent Annuitant need not be named at the time of application. Regardless of when the Contingent Annuitant is added he/she must be (or must have been) age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
Joint Annuitant
Prior to the Annuitization Date, there is no joint annuitant.
On the Annuitization Date, if applicable, a joint annuitant is named. The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends.
Beneficiary and Contingent Beneficiary
Prior to the Annuitization Date, the beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
After the Annuitization Date, the beneficiaries and contingent beneficiaries have no interest in the contract.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
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•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded. Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes. Changes in ownership and contract assignments could have a negative impact on certain benefits under the contract, including the death benefit.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws (see Appendix B: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).
•	There is no death benefit payable on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or contract value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.
A beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the contract as the sole contract owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
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Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays (or on the dates that such holidays are observed by the New York Stock Exchange):
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Juneteenth National Independence Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (1) and (2) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to the Sub-Accounts, Fixed Account, and/or GTOs as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
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Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
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(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Transfer Restrictions).
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period. Any limit on the amount that can be transferred from the Fixed Account will be communicated to impacted Contract Owners at the end of the Fixed Account interest rate guarantee period. Any such limitations will substantially extend the amount of time it takes to transfer the entire Fixed Account allocation to another investment option.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
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After annuitization, transfers among Sub-Accounts may only be made once per calendar year. See Annuitizing the Contract.
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
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For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter.
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Managers of Multiple Contracts
Some investment financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.
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For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix B: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
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Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	standard contract charges
•	charges for optional benefits elected by the Contract Owner
•	underlying mutual fund charges
•	investment performance of the Sub-Accounts
•	interest credited to Fixed Account allocations
•	amounts credited to GTO allocations
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
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A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
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The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.
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Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time.
Example:
Ms. T takes a loan from her contract of $50,000. After default, the first time interest is calculated as follows:
1A. The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;
6.25% (total interest rate)	x	$50,000 (outstanding principal)	=	$3,125 ($2,000 =collateral interest $1,125 = finance interest)
1B. The amount from 1A representing collateral interest is added to the outstanding principal;
$2,000 (collateral interest)	+	$50,000 (outstanding principal)	=	$52,000 (outstanding principal and collateral interest)
1C. The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and
$1,125 (outstanding finance interest)
1D. The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.
$52,000 (outstanding principal and collateral interest)	+	$1,125 (outstanding finance interest)	=	$53,125 (total outstanding principal and interest)
Thereafter, when interest is calculated:
2A. The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;
6.25% (total interest rate)	x	$52,000 (1A outstanding principal and collateral interest)	=	$3,250 ($2,080 = collateral interest $1,170 = finance interest)
2B. The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;
$2,080 (collateral interest)	+	$52,000 (1A outstanding principal and collateral interest)	=	$54,080 (outstanding principal and collateral interest)
2C. The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest;
6.25% (total interest rate)	x	$1,125 (outstanding finance interest)	=	$70.31 (finance interest)
$70.31 (finance interest)	+	$1,125 (outstanding finance interest)	=	$1,195.31 (outstanding finance interest)
2D. The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;
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Example:
$1,170 (finance interest)	+	$1,195.31 (outstanding finance interest)	=	$2,365.31 (outstanding finance interest)
2E. The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.
$54,080 (total outstanding principal and collateral interest)	+	$2,365.31 (outstanding finance interest)	=	$56,445.31 (total outstanding principal and interest)
This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal				$50,000
Outstanding Collateral Interest				$40,047
Outstanding Finance Interest				$34,091
Total Outstanding Principal and Interest				$124,138
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
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Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Example:
Mr. C elects to participate in Asset Rebalancing and has instructed his Contract Value be allocated as follows: 40% to Sub-Account A, 40% to Sub-Account B, and 20% to Sub-Account C. Mr. C elects to rebalance quarterly. Each quarter, Nationwide will automatically rebalance Mr. C’s Contract Value by transferring Contract Value among the three elected Sub-Accounts so that his 40%/40%/20% allocation remains intact.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
or to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
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Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Example:
Ms. T elects to participate in Dollar Cost Averaging and has transferred $25,000 to an eligible Sub-Account (Sub-Account S) that will serve as the source investment option for her Dollar Cost Averaging program. She would like the Dollar Cost Averaging transfers to be allocated as follows: $500 to Sub-Account L and $1,000 to Sub-Account M. Each month, Nationwide will automatically transfer $1,500 from Sub-Account S and allocate $1,000 to Sub-Account M and $500 to Sub-Account L.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Example:
Mr. E elects to participate in Enhanced Fixed Account Dollar Cost Averaging and has allocated new purchase payments of $22,000 to the Fixed Account, which will receive an enhanced interest crediting rate. He would like the Enhanced Fixed Account Dollar Cost Averaging transfers to be allocated as follows: $1,000 to Sub-Account L and $1,000 to Sub-Account M. Each month, Nationwide will automatically transfer $2,000 from the Fixed Account and allocate $1,000 to Sub-Account M and $1,000 to Sub-Account L.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
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The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Example:
Ms. H elects to take Systematic Withdrawals equal to $5,000 on a quarterly basis. She has not directed that the withdrawals be taken from specific Sub-Accounts, so each quarter, Nationwide will withdraw $5,000 from Ms. H’s contract proportionally from each Sub-Account, and will mail her a check or wire the funds to the financial institution of her choice.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix B: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
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If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
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•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix B: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
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Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds Available Under the Contract. Nationwide uses an assumed investment return factor of 3.5%. An assumed investment return is the net investment return required to maintain level variable annuity payments. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Annuity payments are made at any frequency approved by Nationwide. Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
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Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide’s default delivery method is U.S. mail and Nationwide will deliver required documents by U.S. mail unless other delivery methods (e.g. electronic delivery) are permitted by law or regulation. Therefore, Contract Owners should promptly notify the Service Center of any address change.
Nationwide will mail to Contract Owners:
•	statements showing the contract's quarterly activity; and
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
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Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company")) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state securities divisions. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center, or can be found online at https://nationwide.onlineprospectus.net/NW/C000034519NW/index.php?ctype=product_sai.
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Appendix A: Underlying Mutual Funds Available Under the Contract
The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000034519NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited.
The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.05%	35.60%	9.87%	12.84%
Equity	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 Investment Advisor: Allspring Funds Management, LLC Investment Sub-Advisor: Allspring Global Investments, LLC	1.17%	7.64%	22.00%	16.22%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Investment Management, LLC	1.00%*	6.41%	9.71%	7.67%
Equity	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares Investment Advisor: BNY Mellon Investment Adviser, Inc.	0.60%*	26.14%	11.77%	13.88%
Equity	BNY Mellon Stock Index Fund, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Investment Sub-Advisor: Mellon Investments Corporation	0.26%	28.41%	18.16%	16.25%
Equity	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008 Investment Advisor: BNY Mellon Investment Adviser, Inc. Sub-Advisor: Newton Investment Management Limited	0.67%	26.99%	18.48%	15.59%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008 Investment Advisor: Federated Investment Management Company	0.74%*	-1.39%	3.82%	3.69%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.61%	24.82%	11.83%	12.42%
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Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	0.87%	19.57%	14.31%	10.71%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006 Investment Advisor: Fidelity Management & Research Company (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.73%	33.47%	13.82%	13.62%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Franklin Advisers, Inc.	0.82%*	11.68%	8.63%	8.95%
Equity	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 Effective this underlying mutual fund is no longer available to receive transfers or new purchase payments May 1, 2004 Investment Advisor: Templeton Investment Counsel, LLC	0.86%*	4.43%	2.97%	4.26%
Equity	Invesco - Invesco V.I. Core Equity Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.80%	27.73%	13.97%	12.26%
Equity	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.83%	19.09%	23.08%	17.83%
Equity	Invesco - Invesco V.I. Global Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.78%	15.48%	18.17%	14.24%
Fixed Income	Invesco - Invesco V.I. Global Strategic Income Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.87%*	-3.41%	2.37%	3.16%
Equity	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.93%	23.24%	11.43%	10.81%
Equity	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.84%	22.55%	13.73%	14.68%
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Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: Delaware Management Company Sub-Advisor: Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited	0.87%*	10.44%	11.36%	8.01%
Equity	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.14%*	10.27%	13.78%	12.15%
Equity	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Allianz Global Investors U.S. LLC	1.22%*	-1.41%	15.61%	10.69%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Allspring Global Investments, LLC	1.07%*	-4.93%	19.86%	15.73%
Allocation	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.94%*	14.70%	11.29%	10.90%
Fixed Income	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.85%*	-0.71%	3.82%	2.86%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	1.21%*	16.00%	19.23%	15.19%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	1.00%*	21.53%	24.94%	19.24%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.94%*	23.64%	15.94%	14.97%
Equity	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: AQR Capital Management, LLC	1.04%	21.57%	15.66%	14.45%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.12%*	20.09%	12.37%	11.60%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.96%*	10.99%	8.24%	7.55%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.01%*	15.75%	10.53%	9.68%
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Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%*	4.38%	5.18%	4.53%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.98%*	13.46%	9.45%	8.67%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.06%*	18.05%	11.59%	10.56%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.94%*	9.02%	7.29%	6.63%
Fixed Income	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Insight North America LLC	0.88%*	-0.93%	3.89%	3.19%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.61%*	30.24%	21.78%	17.80%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 11, 2020 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Newton Investment Management Limited	1.07%*	34.32%	11.11%	12.72%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	1.02%	34.35%	11.04%	12.64%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.85%*	26.80%	15.14%	14.28%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I This underlying mutual fund is no longer available to receive transfers or new purchase payments effective October 16, 2020 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Columbia Management Investment Advisers, LLC	1.03%*	10.39%	6.20%	5.64%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Columbia Management Investment Advisers, LLC	0.89%*	10.57%	6.24%	5.66%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.59%	-1.02%	3.70%	3.37%
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Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.92%*	4.96%	5.74%	6.33%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.71%*	-2.08%	2.40%	1.59%
Money Market	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.49%	0.00%	0.76%	0.38%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Lazard Asset Management LLC	1.38%*	12.39%	9.27%	7.39%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.84%	8.24%	7.63%	7.11%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	12.16%	10.02%	9.32%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%	13.62%	10.85%	10.17%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc.	1.06%*	39.87%	24.32%	18.30%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.40%	24.25%	12.62%	13.76%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.	1.02%*	24.01%	8.46%	12.21%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC	1.06%*	32.04%	8.39%	12.35%
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Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.	1.06%*	30.83%	14.86%	14.76%
Equity	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Neuberger Berman Investment Advisers LLC	0.84%	26.42%	16.82%	15.87%
Equity	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Wellington Management Company LLP	1.18%*	46.32%	12.88%	10.96%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.24%*	28.36%	18.19%	16.27%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.79%	-0.58%	1.73%	1.48%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class Investment Advisor: PIMCO	1.01%	-7.61%	3.03%	0.90%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class Investment Advisor: PIMCO	0.75%	-1.02%	1.43%	1.48%
Equity	Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB This underlying mutual fund is only available in contracts for which good order applications were received before November 19, 2016 Investment Advisor: Putnam Investment Management, LLC Sub-Advisor: Putnam Investments Limited	0.89%	22.65%	25.53%	19.85%
Equity	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB Effective this underlying mutual fund is no longer available to receive transfers or new purchase payments May 1, 2004 Investment Advisor: Putnam Investment Management, LLC Sub-Advisor: Putnam Investments Limited	1.08%	8.82%	9.34%	8.31%
Equity	Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited	1.29%	39.90%	9.31%	12.44%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (formerly, VanEck VIP Trust - Global Resources Fund: Class S) Investment Advisor: Van Eck Associates Corporation	1.34%	18.67%	1.99%	-0.36%
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Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Resources Fund: Initial Class) This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012 Investment Advisor: Van Eck Associates Corporation	1.09%	18.91%	2.24%	-0.12%
*	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Income Benefit Investment Options
Certain optional benefits restrict how the Contract Owner can invest their Contract Value by limiting the investment options in which the Contract Owner can invest and/or requiring use of a specified asset allocation service. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below are available in connection with the respective optional benefit.
Capital Preservation Plus Option
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
•	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2020
•	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
•	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
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Appendix B: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 72 (age 70½ if born prior to July 1, 1949);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
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Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 72 (age 70½ if born nprior to July 1, 1949) the IRA owner is required to begin taking certain minimum distributions. In addition, upon the death of the owner of an IRA, the Code imposes mandatory distribution requirements to ensure distribution of the entire contract value within the required statutory period. Due to the Treasury Regulation’s valuation rules, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% applied against the required minimum distributions not taken.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
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When the owner of a SEP IRA attains the age of 72 (age 70½ if born prior to July 1, 1949) the SEP IRA owner is required to begin taking certain minimum distributions. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 72 (age 70½ if born prior to July 1, 1949), the Code requires that certain minimum distributions be made. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers of IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
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Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed nontaxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
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•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
IRS Rev. Proc. 2011-38 addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulation’s definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
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The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. Therefore, a marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couple’s place of domicile.
Consistent with Rev. Proc. 2013-17, the final regulations provide that relationships entered into as civil unions or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
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FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification and Investor Control
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
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•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be currently taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
For a variable contract to receive favorable tax treatment, the life insurance company must be considered the owner of the separate account assets supporting the investment options within the contract. If the contract owner is considered to exercise investment control over the separate account assets, the contract owner will be treated as the owner of those assets and not the insurance company. As a result, the increase in the cash value attributed to the separate account assets will be taxed currently to the contract owner as ordinary income. The IRS has issued guidance that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the variable contract owner will be considered the owner of the separate account assets. Revenue Ruling 2003-91 provided that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for favorable tax treatment. Should the Treasury Secretary issue additional rules or regulations that would limit the number of underlying mutual funds, the transfers between underlying mutual funds, the exchanges of underlying mutual funds or the manner in which you can direct the investments in an investment option such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, we believe that the contract qualifies as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
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For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities, the SECURE Act generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain minimum distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 72 (age 70½ if born prior to July 1, 1949). Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
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Required Distributions Upon Death of a Contract Owner Before January 1, 2020
Death Before Required Beginning Date
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding:
(a)	The life or life expectancy of the designated beneficiary, with such life expectancy determined under the tables prescribed by Treasury Regulation 1.401(a)(9)-9. Distributions must begin by the end of the calendar following the year of death.
a.	In the case of a non-spouse designated beneficiary, the life expectancy is determined in the calendar year following the contract owner’s death, with such life expectancy reduced by one for each subsequent calendar year that elapsed from the year the life expectancy was determined.
b.	If a designated beneficiary dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
c.	If the sole designated beneficiary is the surviving spouse of the contract owner, then distributions must begin by the later of the calendar year following the year of the contract owner’s death or the end of the calendar year in which the contract owner would have turned 70 ½ (age 72 for those who turn age 70 ½ on or after January 1, 2020).
(b)	If there is no designated beneficiary or if the designated beneficiary elects, the entire balance of the contract must be distributed by December 31st of the fifth year following the contract owner's death.
Death on or after Required Beginning Date
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed at least as rapidly as the distribution method in effect on the contract owner’s death. If the designated beneficiary receiving distributions dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the contract must be distributed by December 31st of the tenth year following the contract owner’s death. This 10-year post-death distribution period applies regardless of whether the contract owner dies before or after the contract owner’s required beginning date.
In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the contract can be distributed over a period not exceeding the life or life expectancy of the eligible designated beneficiary. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31st of the tenth year following the eligible designated beneficiary’s death.
A distribution in the form of annuity payments (an annuitization) that began on or after January 1, 2020 while the contract owner was alive may need to be commuted or modified after the contract owner’s death in order to comply with the post-death distribution requirements. However, distributions in the form of annuity payments (an annuitization) that began prior to January 1, 2020, while the contract owner was alive, can continue under that method after the death the contract owner without modification.
In addition, a beneficiary who is not a designated beneficiary, such as a charity, estate, or trust, must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death.
Regardless of whether the contract owner dies before or on or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner. Any distributions required under these distribution rules will be made upon the surviving spouse’s death.
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Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
Tax Changes
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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Appendix C: Standard Death Benefit (Five-Year Reset Death Benefit) Example
The purpose of this example is to show the calculations used to determine the death benefit if the Standard Death Benefit (Five-Year Reset Death Benefit) is elected. The calculation assumes that the Annuitant dies before the Annuitization Date. The death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
01-01-1990	Partial Withdrawal	$10,000	$106,678
01-01-1991	Five-year Contract Anniversary	n/a	$106,678
01-01-1996	Five-year Contract Anniversary	n/a	$90,326
01-01-2001	Five-year Contract Anniversary	n/a	$98,267
03-01-2001	Annuitant’s 86th birthday	n/a	$98,555
01-01-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$97,113
*	The Contract Value shown assumes a hypothetical variable net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value;	$97,113
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or	$91,429
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.	$98,267
Conclusion
Death Benefit = $98,267
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Appendix D: One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option Example
The purpose of this example is to show the calculations used to determine the death benefit if the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is elected. The calculation assumes that the Annuitant dies before the Annuitization Date. The death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
01-01-1990	Partial Withdrawal	$10,000	$106,678
01-01-1994	Contract Anniversary	n/a	$123,362
03-01-1996	Annuitant’s 86th birthday	n/a	$111,026
02-01-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$119,368
*	The Contract Value shown assumes a hypothetical variable net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value;	$119,368
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or	$91,429
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.	$123,362
Conclusion
Death Benefit = $123,362
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Appendix E: One-Year Step Up Death Benefit Option Example
The purpose of this example is to show the calculations used to determine the death benefit if the One-Year Step Up Death Benefit Option is elected. The calculation assumes that the Annuitant dies before the Annuitization Date. The death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
01-01-1990	Partial Withdrawal	$10,000	$106,678
01-01-1994	Contract Anniversary	n/a	$123,362
03-01-1996	Annuitant’s 86th birthday	n/a	$111,026
02-01-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$119,368
*	The Contract Value shown assumes a hypothetical variable net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value;	$119,368
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or	$91,429
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.	$123,362
Conclusion
Death Benefit = $123,362
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Appendix F: Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option Example
The purpose of this example is to show the calculations used to determine the death benefit if the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is elected. The calculation assumes that the Annuitant dies before the Annuitization Date. The death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
02-14-1988	Subsequent Purchase Payment	$25,000	$133,666
07-28-1996	Partial Withdrawal	$10,000	$176,202
09-30-2004	Annuitant’s 86th birthday	n/a	$242,807
03-01-2005	Subsequent Purchase Payment	$11,000	$257,803
05-15-2007	Partial Withdrawal	$7,000	$274,079
04-18-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$295,602
* The Contract Value shown assumes a 4% net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value;	$295,602
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;	$126,067
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or	$240,646
(4)	the 5% interest anniversary value	$252,134
Conclusion
Death Benefit = 295,602
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Appendix G: 5% Enhanced Death Benefit Option Example
The purpose of this example is to show the calculations used to determine the death benefit if the 5% Enhanced Death Benefit Option is elected. The calculation assumes that the Annuitant dies before the Annuitization Date. The death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
02-14-1988	Subsequent Purchase Payment	$25,000	$133,666
07-28-1996	Partial Withdrawal	$10,000	$176,202
09-30-2004	Annuitant’s 86th birthday	n/a	$242,807
03-01-2005	Subsequent Purchase Payment	$11,000	$257,803
05-15-2007	Partial Withdrawal	$7,000	$274,079
04-18-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$295,602
* The Contract Value shown assumes a 4% net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;	$295,602
(2)	the 5% interest anniversary value	$252,134
Conclusion
Death Benefit = 295,602
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Outside back cover page
The Statement of Additional Information contains additional information about the Variable Account. To obtain a free copy of the Statement of Additional Information, request other information about the contract, or to make any other service requests, contact Nationwide at 1-800-848-6331 or by one of the other methods described in Contacting the Service Center.
The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is also available at https://nationwide.onlineprospectus.net/NW/C000034519NW/index.php?ctype=product_sai. This prospectus is available at https://nationwide.onlineprospectus.net/NW/C000034519NW/index.php?ctype=product_prospectus.
Reports and other information about the Variable Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000024647

The Best of America All American AnnuitySM (STI)
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-7
The date of this prospectus is May 1, 2022.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid. The Annuitant must be living on the date the contract is issued.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Options are referred to as Target Term Options in some states.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
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Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-7, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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Table of Contents (continued)
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Table of Contents (continued)
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Key Information Table
Important Information You Should Consider About the Contract
FEES AND EXPENSES (see Fee Table and Charges and Deductions)
Charges for Early Withdrawals	If the Contract Owner withdraws money from the contract within 7 years following his/her last purchase payment, a Contingent Deferred Sales Charge (or "CDSC") may apply (see Contingent Deferred Sales Charge). The CDSC is used to recoup sales and other expenses associated with the contract that Nationwide incurs during the early years of the contract. The CDSC will not exceed 7% of the amount of purchase payments withdrawn, declining to 0% over 7 years.

For example, for a contract with a $100,000 investment, a withdrawal taken during the CDSC period could result in a CDSC of up to $7,000.
Transaction Charges	Nationwide also charges a loan processing fee at the time each new loan is processed (see Loan Privilege).
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract	0.95% [1]	0.95% [1]
	Investment options (underlying mutual fund fees and expenses)	0.49% [2]	1.44% [2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.05% [1]	0.50% [1]
[1] As a percentage of Variable Account value. [2] As a percentage of underlying mutual fund assets.
Because each contract is customizable, the options elected affect how much each Contract Owner will pay. To help youunderstand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.
	Lowest Annual Cost Estimate: $1,350.18	Highest Annual Cost Estimate: $4,173.25
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees and expenses
• No optional benefits
• No CDSC
• No additional purchase payments, transfers or withdrawals	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and underlying mutual fund fees and expenses
• No CDSC
• No additional purchase payments, transfers or withdrawals

RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

A CDSC may apply for up to 7 years following the last purchase payment and could reduce the value of the contract if purchase payments are withdrawn during that time (see Contingent Deferred Sales Charge). The benefit of tax deferral also means that the contract is more beneficial to investors with a long time horizon (see Principal Risks).
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RISKS
Risks Associated with Investment Options	• Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.
• Each investment option (including the Fixed Account and Guaranteed Term Options) has its own unique risks.
• Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.
Insurance Company Risks	Investment in the contract is subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Fixed Account and Guaranteed Term Options), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Contacting the Service Center (see Principal Risks).
RESTRICTIONS
Investments	• Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds).
• Allocations to the Fixed Account may not be transferred to another investment option except at the end of a Fixed Account interest rate guarantee period (see The Fixed Account).
• Allocations to the Guaranteed Term Options that are transferred to another investment option prior to maturity are subject to a market value adjustment (see Guaranteed Term Options).
• Allocations to the Guaranteed Term Options may not be transferred to another available investment option during the Capital Preservation Plus program period (see Capital Preservation Plus Option).
Optional Benefits	• Certain optional benefits limit or restrict the investment options available for investment.
• Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new contracts and will not impact any contracts already in force.
See Benefits Under the Contract.
TAXES
Tax Implications	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.
• If the contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.
• Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract Owner reaches age 59½.
See Appendix B: Contract Types and Tax Information.
CONFLICTS OF INTEREST
Investment Professional Compensation	Some financial professionals receive compensation for selling the contract. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see The Contract in General).
Exchanges	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see The Contract in General).
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Overview of the Contract
Purpose of the Contract
The contract is intended to be a long-term investment vehicle to assist investors in saving for and living in retirement. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It provides the Contract Owner with a stream of periodic income payments upon the Contract Owner’s retirement. During the years leading up to those income payments, the Contract Owner manages his/her assets in the contract according to their specific goals and risk preferences by directing the allocation and reallocation among a variety of investment options. Contract growth is tax-deferred, meaning that gains in the contract are not taxable until withdrawn from the contract. Finally, in the event that the Annuitant dies before beginning income payments, the contract offers a death benefit.
Prospective purchasers should consult with a financial professional to determine whether this contract is appropriate for them, taking into consideration their particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. Generally speaking, this contract is intended to provide benefits to a single individual and his/her beneficiaries. The contract is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants but the same Contract Owner. It is not intended to be sold to a terminally ill Contract Owner or Annuitant.
Phases of the Contract
The contract exists in two separate phases: accumulation (savings) and annuitization (income). During the accumulation phase, the contract offers a variety of investment options to which the Contract Owner can allocate and reallocate his/her Contract Value. The investment options available under the contract consist of Sub-Accounts that invest in underlying mutual funds, which offer a variable rate of return, a Fixed Account, which offers a fixed rate of return, and Guaranteed Term Options, which offer an enhanced rate of return subject to a market value adjustment. Additional information about the underlying mutual funds is available in Appendix A: Underlying Mutual Funds Available Under the Contract.
During the annuitization phase, Nationwide makes periodic income payments to the Annuitant. At the time of annuitization, the Annuitant elects the duration of the annuity payments – either for a fixed period of time or for the duration of the Annuitant’s (and possibly the Annuitant’s spouse’s) life. The Annuitant also elects whether the annuity payments will be fixed or variable. If the Annuitant elects variable annuity payments, the Annuitant controls the allocation/reallocation of annuitized assets among the available Sub-Accounts. After annuitization begins, the only value associated with the contract is the stream of annuity payments; unless otherwise specified in the annuity option, the Annuitant cannot withdraw value from the contract over and above the annuity payments. Additionally, once annuitization has begun, there is no death benefit, which means that upon the death of the Annuitant (and the Annuitant’s spouse if a joint annuity option was elected), all payments stop and the contract terminates, unless the particular annuitization option provides otherwise.
Contract Features
Investment Options. Contract Owners can allocate Contract Value to Sub-Accounts that invest in underlying mutual funds, the Fixed Account and/or the Guaranteed Term Options. Contract Owners can reallocate those assets at their discretion, subject to certain restrictions.
Deposits to the Contract. Contract Owners can apply additional purchase payments to the contract until the Annuitization Date, subject to certain restrictions.
Withdrawals from the Contract. Contract Owners can withdraw some or all of their Contract Value at any time prior to annuitization, subject to certain restrictions. A CDSC may apply. After Annuitization, withdrawals other than annuity payments are not permitted.
Loans from the Contract. For contracts issued as Tax Sheltered Annuities, Contract Owners can request a loan of a portion of their Contract Value at any time after the free look period and prior to annuitization, subject to certain restrictions. A Loan Processing Fee is assessed at the time each new loan is processed, and a loan interest charge also applies.
Death Benefit. During the accumulation phase, the contract contains a standard death benefit (the greater of (i) Contract Value, (ii) net purchase payments, or (iii) the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge.
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Optional Death Benefits. Several death benefit options are available for an additional charge, which may provide a greater death benefit than the standard death benefit. Those options are:
•	One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
•	One-Year Step Up Death Benefit Option
•	Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
•	5% Enhanced Death Benefit Option
Spousal Protection Feature. Some of the death benefit options contain the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, subject to certain conditions.
Reduced Purchase Payment Option. The contract offers a Reduced Purchase Payment Option for an additional charge, which provides for reduced minimum initial purchase payment and subsequent purchase payment requirements.
CDSC Options. Several CDSC Options are available for an additional charge, whereby Nationwide will waive or reduce the standard CDSC schedule. Those options are:
•	Five Year CDSC Option
•	10 Year and Disability Waiver
•	Additional Withdrawal Without Charge and Disability Waiver
•	Hardship Waiver
Guaranteed Minimum Income Benefit Options. The contract offers two Guaranteed Minimum Income Benefit Options for an additional charge, each of which provides for a guaranteed amount at annuitization.
Capital Preservation Plus Option. The contract offers a Capital Preservation Plus Option for an additional charge, which provides a principal guarantee.
Extra Value Option Credits. An Extra Value Option is available for an additional charge, whereby Nationwide will apply additional money to the Contract Value during the first Contract Year. Extra Value Option credits are subject to recapture under certain circumstances.
Beneficiary Protector Option. The contract offers a Beneficiary Protector Option for an additional charge, which may be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds.
Annuity Payments. On the Annuitization Date, Nationwide will make annuity payments based on the annuity payment option chosen prior to annuitization.
Tax Deferral. Generally, Contract Owners will not be taxed on any earnings on the assets in the contract until such earnings are distributed from the contract. How each contract’s distributions are taxed depends on the type of contract issued. Note that if this contract is issued in connection with a plan that qualifies for special income tax treatment under the Code, the contract does not provide additional tax deferral benefits (see Appendix B: Contract Types and Tax Information).
Cancellation of the Contract. Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
Contract Owner Services. The contract offers several services at no additional charge to assist Contract Owners in managing their contract, including:
•	Asset Rebalancing
•	Dollar Cost Averaging
•	Enhanced Fixed Account Dollar Cost Averaging
•	Systematic Withdrawals
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Fee Table
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to the contract specifications page for information about the specific fees the Contract Owner will pay each year based on the options elected.
The first table describes the fees and expenses a Contract Owner will pay at the time the Contract Owner buys the contract, surrenders or makes withdrawals from the contract, or transfers Contract Value between investment options. Certain states or governmental entities charge premium tax on purchase payments. Nationwide will deduct an amount equal to the premium tax charged by the applicable governmental entity, which currently ranges between 0% and 3.5% of purchase payments.
Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule.
Loan Processing Fee	$25 [1]

The next table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Annual Loan Interest Charge (assessed as a reduction to the credited interest rate)	2.25% [2]
Base Contract Expenses[3] (assessed as an annualized percentage of Daily Net Assets)	0.95%
Optional Benefit Expenses[4] (assessed as an annualized percentage of Daily Net Assets)
Reduced Purchase Payment Option Charge	0.25% [5]
Five Year CDSC Option Charge	0.15% [6]
CDSC Waiver Options
Additional Withdrawal Without Charge and Disability Waiver Charge	0.10% [7]
10 Year and Disability Waiver Charge (available for Tax Sheltered Annuities only)	0.05%
Hardship Waiver Charge (available for Tax Sheltered Annuities only)	0.15%
Optional Death Benefits
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option Charge[8] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
One-Year Step Up Death Benefit Option Charge[9] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option Charge[10] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
5% Enhanced Death Benefit Option Charge[11] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Guaranteed Minimum Income Benefit Options (no longer available)
Guaranteed Minimum Income Benefit Option 1 Charge	0.45%
Guaranteed Minimum Income Benefit Option 2 Charge	0.30%
Extra Value Option Charge	0.45% [12]
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.

Beneficiary Protector Option Charge[13]	0.40%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option Charge	0.50% [14]
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

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[1]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.
[2]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[3]	Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge.
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Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Deductions).
[5]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-only Contracts.
[6]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
[7]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[8]	This option may not be elected with another death benefit option.
[9]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[10]	This option may not be elected with another death benefit option.
[11]	This option may be elected alone or along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[12]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[13]	The Beneficiary Protector Option is available for contracts with Annuitants age 70 or younger at the time the option is elected.
[14]	The Capital Preservation Plus Option may only be elected at the time of application. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix A: Underlying Mutual Funds Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.49%	1.44%
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual underlying mutual fund expenses.
The Example assumes:
•	a $100,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the seven year CDSC schedule;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
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•	Variable Account charges that reflect the most expensive combination of optional benefits for an additional charge (3.65%).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If the contract is surrendered at the end of the applicable time period				If the contract is annuitized at the end of the applicable time period				If the contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (1.44%)	$12,345	$20,978	$29,539	$52,624	*	$15,978	$26,539	$52,624	$5,345	$15,978	$26,539	$52,624
Minimum Annual Underlying Mutual Fund Expenses (0.49%)	$11,347	$18,126	$25,021	$44,770	*	$13,126	$22,021	$44,770	$4,347	$13,126	$22,021	$44,770
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Principal Risks
Contract Owners should be aware of the following risks associated with owning a variable annuity:
Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically:
•	A Contract Owner who takes withdrawals from the contract in early Contract Years could be subject to a CDSC, which in the short-term will reduce Contract Value, and in the long-term will reduce the ability of the Contract Value to grow over time.
•	A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.
Sub-Account availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts will be subject to regulatory approval and notice will be provided.
Investment option restrictions. Certain options available under the contract impose restrictions on which investment options are available for investment and/or the portion of total Contract Value that is permitted to be allocated to certain investment options. These restrictions are imposed by Nationwide and depend on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide the Contract Owners with guarantees. By electing an optional benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional benefit.
Extra Value Option Risk. Certain optional benefits apply bonus credits to the contract. The bonus credits increase Contract Value which will increase the total dollar amount of fees that Nationwide collects. Nationwide may make a profit from the additional charges and over time, the benefit of the bonus credits could be more than offset by the additional charges assessed to the contract. Additionally, the recapture of the bonus credits (in the event of a withdrawal) could exceed any benefit of receiving the bonus credits.
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Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund.
Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value and interest credited to Fixed Account and Guaranteed Term Option allocations are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings.
Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia’s invasion of Ukraine and the resulting response by the United States and other countries). Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
COVID-19 Risk. In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its
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service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, the COVID-19 pandemic has at times resulted in negative economic conditions, changes in consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers. These factors, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic cannot be fully known. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Nationwide and the Variable Account
The contract is issued by Nationwide, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide Variable Account-7 is a separate account of Nationwide that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds Available Under the Contract. Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from General Account assets and may not be used to pay any liabilities of Nationwide other than those arising from the contract or other contracts supported by the Variable Account. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund.
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investment Options
The Sub-Accounts and Underlying Mutual Funds
The Contract Owner can allocate Contract Value to Sub-Accounts of the Variable Account, subject to conditions in the contract and underlying mutual funds. Each Sub-Account invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Information about each underlying mutual fund, including its name, type, adviser and subadviser (if applicable), current expenses, and performance, is available in Appendix A: Underlying Mutual Funds Available Under the Contract. Each underlying mutual fund issues its own prospectus that contains more detailed information about the underlying mutual fund. Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center (see Contacting the Service Center). Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be
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added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no outstanding contracts supported by the Variable Account, or for any other purpose approved by the SEC.
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No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
The Fixed Account
The Contract Owner can allocate Contract Value to the Fixed Account, subject to conditions imposed by the contract. The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options. If no instruction is received by Nationwide, the Contract Owner will remain invested in the Fixed Account and will receive the Renewal Rate.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals, Extra Value Option credits recaptured, and any applicable charges including CDSC.
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Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
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For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order, see Operation of the Contract. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
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Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments applied to the contract after receiving the benefit associated with the Spousal Protection Feature are subject to the CDSC provisions of the contract. However, no CDSC will apply to purchase payments applied to the contract before the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of purchase payments that are still subject to CDSC (which is equal to the total purchase payments subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC) (15% of purchase payments that are still subject to CDSC if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
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(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Loan Processing Fee and Loan Interest Charge
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Some states may not allow Nationwide to assess a Loan Processing Fee. The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
Nationwide also assesses a loan interest charge, assessed as a reduction to the credited interest rate. The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance. The Annual Loan Interest Charge will not exceed 2.25%.
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For more detailed information about loans, see Loan Privilege.
Reduced Purchase Payment Option
For an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets, an applicant can elect the Reduced Purchase Payment Option. The charge will be assessed until the annuitization unless the Contract Owner terminates the option. The Reduced Purchase Payment Option reduces the initial purchase payment for that contract to $1,000 and the minimum subsequent purchase payment for that contract to $25. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Five Year CDSC Option
For an additional charge equal to an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the Five-Year CDSC Option, which reduces the standard CDSC schedule to a five-year CDSC schedule. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This option also contains a disability waiver whereby Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner has been the owner of the contract for at least 10 years, and the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years. This option also contains a disability waiver whereby Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is generally described as the greatest of Contract Value, net purchase payments, and highest Contract Value on any Contract Anniversary before Annuitant’s 86th birthday, and includes the Spousal Protection Feature and the Long-Term Care/Nursing Home and Terminal Illness Waiver. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
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One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step Up Death Benefit Option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. The One-Year Step Up Death Benefit Option is generally described as the greatest of Contract Value, net purchase payments, and highest Contract Value on any Contract Anniversary before Annuitant’s 86th birthday, and includes the Long-Term Care/Nursing Home and Terminal Illness Waiver. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection. The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is generally described as the greatest of Contract Value, net purchase payments, highest Contract Value on any Contract Anniversary before Annuitant’s 86th birthday, and the interest anniversary value (purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 86th birthday), and includes the Spousal Protection Feature and the Long-Term Care/Nursing Home and Terminal Illness Waiver. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect 5% Enhanced Death Benefit Option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. The 5% Enhanced Death Option is generally described as the greater of Contract Value and the interest anniversary value (purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 86th birthday), and includes the Long-Term Care/Nursing Home and Terminal Illness Waiver. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen. The charge will be assessed until annuitization. A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount may be used to provide a guaranteed level of lifetime annuity payments. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Extra Value Option
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. In exchange, Nationwide will assess an additional charge equal to an annualized rate of 0.45% of the Daily Net Assets for the first seven Contract Years. In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45% for the first seven Contract Years. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Beneficiary Protector Option
For an additional charge equal to an annualized rate of 0.40% of the Daily Net Assets, an applicant or an existing Contract Owner can elect the Beneficiary Protector Option. In addition, allocations to the Fixed Account or the Guaranteed Term Options will be assessed a fee of 0.40%. The charge will be assessed until the earlier of annuitization or after the benefit
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has been credited to the contract. The Beneficiary Protector Option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Capital Preservation Plus Option
For contracts with the Capital Preservation Plus Option, Nationwide will assess an additional charge equal to an annualized rate of 0.50% of the Daily Net Assets. In addition, allocations to the Guaranteed Term Options will be assessed a fee of 0.50%. The charge will be assessed until annuitization. The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the program period, regardless of market performance. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.
Example:
On a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.
Example:
Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Underlying Mutual Fund Charges
In addition to the charges indicated above, the underlying mutual funds in which the Sub-Accounts invest have their own fees and charges which are paid out of the assets of the underlying mutual fund. More information about the fees and charges of the underlying mutual funds can be found in the prospectus for each underlying mutual fund which can be obtained free of charge by contacting Nationwide’s Service Center.
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The Contract in General
Types of Contracts Issued
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
Nationwide no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information about the differences in contract types, see Appendix B: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000. The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
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Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Money Laundering
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner's account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner's account to governmental regulators.
Replacements
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited. The issuance of this contract as a replacement for any investment product may result in the payment of compensation to the financial professional, which could create a conflict of interest.
Contestability
Nationwide will not contest the contract.
Payments to Minors
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
Contract Misuse
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
Nationwide's General Account Obligations
Nationwide is obligated to pay all amounts promised to Contract Owners under the contract. Any obligations Nationwide has to Contract Owners under the contracts in excess of the Contract Value are paid from the General Account and are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
Contractual Guarantees
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
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Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Underlying Mutual Fund Service Fee Payments);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
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An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts. Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2021, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain
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administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see above. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Benefits Under the Contract
The following tables summarize information about the benefits under the contract. The Standard Benefits table indicates the benefits that are available under the contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge.
Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	• Nationwide may limit purchase payments to $1,000,000
Asset Rebalancing (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None	• Assets in the Fixed Account and GTOs are excluded from the program
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Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None	• Transfers are only permitted from the Fixed Account and a limited number of Sub-Accounts
• Transfers may not be directed to the Fixed Account or GTOs
• Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested
Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	None	• Transfers are only permitted from the Fixed Account • Only new purchase payments to the contract are eligible for the program • Transfers may not be directed to the Fixed Account or GTOs
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	• Withdrawals must be at least $100 each
Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Loans (see Loan Privilege)	Loan from Contract Value	$25 Loan Processing Fee and 2.25% compound interest on outstanding loan balance	$25 Loan Processing Fee and 2.25% compound interest on outstanding loan balance	• Only available to owners of Tax Sheltered Annuities
• Subject to terms of the Tax Sheltered Annuity plan
• Minimum and maximum loan amounts apply
• Loans must be repaid within a specified period
• Loan payments must be made at least quarterly
Reduced Purchase Payment Option	Reduction to minimum initial purchase payment and subsequent purchase payment requirements	0.25% (Daily Net Assets)	0.25% (Daily Net Assets)	• Must be elected at application • Not available for Investment-Only Contracts
Five Year CDSC Option	Reduction of standard CDSC schedule	0.15% (Daily Net Assets)	0.15% (Daily Net Assets)	• Must be elected at application • Election is irrevocable • Not available if the Extra Value Option is elected
Additional Withdrawal Without Charge and Disability Waiver	CDSC waiver and increased CDSC-free withdrawal privilege	0.10% (Daily Net Assets)	0.10% (Daily Net Assets)	• Must be elected at application • Election is irrevocable • CDSC waiver is subject to conditions • If waiver becomes effective due to disability, no additional purchase payments are permitted
10 Year and Disability Waiver	CDSC waiver	0.05% (Daily Net Assets)	0.05% (Daily Net Assets)	• Only available to owners of a Tax Sheltered Annuity
• Must be elected at application
• Election is irrevocable
• CDSC waiver is subject to conditions
• If waiver becomes effective due to disability, no additional purchase payments are permitted
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Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Hardship Waiver	CDSC waiver	0.15% (Daily Net Assets)	0.15% (Daily Net Assets)	• Only available to owners of a Tax Sheltered Annuity
• Must be elected at application
• Election is irrevocable
• CDSC waiver is subject to conditions
• If waiver becomes effective, no additional purchase payments are permitted
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection	Enhanced death benefit	0.15% (Daily Net Assets)	0.15% (Daily Net Assets)	• May not be elected if another death benefit option is elected
• Must be elected at application
• Election is irrevocable
• Nationwide may limit purchase payments to $1,000,000

Spousal Protection Feature

• Not applicable to Charitable Remainder Trusts
• One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner
• For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner
• Only available to Contract Owner’s spouse
• Spouses must be Co-Annuitants
• Both spouses must be 85 or younger at contract issuance
• Spouses must be named as beneficiaries
• No other person may be named as Contract Owner, Annuitant, or primary beneficiary
• If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate
• Benefit is forfeited if certain changes to the parties or assignments are made
One-Year Step Up Death Benefit Option	Enhanced death benefit	0.05% (Daily Net Assets)	0.05% (Daily Net Assets)	• Limited availability • Must be elected at application • Election is irrevocable • Nationwide may limit purchase payments to $1,000,000
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Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option	Enhanced death benefit	0.20% (Daily Net Assets)	0.20% (Daily Net Assets)	• May not be elected if another death benefit option is elected
• Must be elected at application
• Election is irrevocable
• Nationwide may limit purchase payments to $1,000,000

Spousal Protection Feature

• Not applicable to Charitable Remainder Trusts
• One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner
• For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner
• Only available to Contract Owner’s spouse
• Spouses must be Co-Annuitants
• Both spouses must be 85 or younger at contract issuance
• Spouses must be named as beneficiaries
• No other person may be named as Contract Owner, Annuitant, or primary beneficiary
• If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate
• Benefit is forfeited if certain changes to the parties or assignments are made
5% Enhanced Death Benefit Option	Enhanced death benefit	0.10% (Daily Net Assets)	0.10% (Daily Net Assets)	• Limited availability • Must be elected at application • Election is irrevocable • Nationwide may limit purchase payments to $1,000,000
Guaranteed Minimum Income Benefit Option 1	Minimum guaranteed value for annuitization	0.45% (Daily Net Assets)	0.45% (Daily Net Assets)	• No longer available for election • Must be elected at application • Election is irrevocable • Annuitization options are limited
Guaranteed Minimum Income Benefit Option 2	Minimum guaranteed value for annuitization	0.30% (Daily Net Assets)	0.30% (Daily Net Assets)	• No longer available for election • Must be elected at application • Election is irrevocable • Annuitization options are limited
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Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Extra Value Option	Additional money is deposited to the contract (bonus credits)	0.45% (Daily Net Assets, Fixed Account interest credited, and GTO guaranteed rate of return)	0.45% (Daily Net Assets, Fixed Account interest credited, and GTO guaranteed rate of return)	• Must be elected at application
• Election is irrevocable
• Bonus credit only applies to deposits made during the first Contract Year
• Bonus credits are subject to recapture under certain circumstances
• Fixed Account allocations may be restricted under certain circumstances
Beneficiary Protector Option	Payment of an amount that could be used to pay taxes assessed on death benefit proceeds	0.40% (Daily Net Assets, Fixed Account interest credited, and GTO guaranteed rate of return)	0.40% (Daily Net Assets, Fixed Account interest credited, and GTO guaranteed rate of return)	• Election is irrevocable • Annuitant must be 70 or younger at date of election
Capital Preservation Plus Option	Principal protection	0.50% (Daily Net Assets and GTO guaranteed rate of return)	0.50% (Daily Net Assets and GTO guaranteed rate of return)	• Limited availability
• Must be elected at application
• Investment restrictions apply
• Not available if a loan is outstanding
• No new loans are permitted
• Additional purchase payments are not permitted during the program period
• Enhanced Fixed Account Dollar Cost Averaging is not available
• Surrenders cannot be taken exclusively from the GTO
• Transfers to and from the GTO are not permitted during the program period
• Restrictions on termination apply
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
For an example of how the Standard Death Benefit (Five-Year Reset Death Benefit) is calculated, see Appendix C: Standard Death Benefit (Five-Year Reset Death Benefit) Example.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. This option must be elected at the time of application. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization, unless the Contract Owner terminates the option as described below. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Example:
Ms. H elected the Reduced Purchase Payment Option at the time of application. While the option remains in effect, Nationwide will accept a minimum initial purchase payment of $1,000 or more and will accept minimum subsequent purchase payments of $25 or more. Those amounts are lower than what would be required had the Reduced Purchase Payment Option not been elected.
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Example:
Mr. B elected the Five Year CDSC Option at the time of application. Mr. B elects to take a partial withdrawal in the fourth year of his contract. Instead of applying the standard CDSC schedule, Nationwide will apply the Five Year CDSC schedule, which results in a CDSC percentage of 2% (3 completed Contract Years).
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Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Example:
Mr. J elected the Additional Withdrawal Without Charge and Disability Waiver at the time of application and he now wants to take a withdrawal from his contract. If Mr. J’s withdrawal is subject to a CDSC and he hasn’t yet used his CDSC-free withdrawal privilege for that year, Mr. J would be entitled to a 15% CDSC-free withdrawal, as opposed to the 10% CDSC-free withdrawal that is applicable on standard contracts.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Example:
Ms. Q elected the 10 Year and Disability Waiver at the time of application and is in her 11th year of owning the contract. During that time, she made regular monthly payroll deposits into the contract. Nationwide will waive any applicable CDSC on withdrawals from Ms. Q’s contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
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If this waiver becomes effective, no additional purchase payments may be made to the contract.
Example:
Ms. H elected the Hardship Waiver at the time of application and she would like to take a hardship withdrawal from her contract. Nationwide will waive any applicable CDSC on the hardship withdrawal, provided any request proof of hardship is provided and accepted by Nationwide.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
For an example of how the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is calculated, see Appendix D: One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option Example.
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
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(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
For an example of how the One-Year Step-Up Death Benefit Option is calculated, see Appendix E: One-Year Step Up Death Benefit Option Example.
The One-Year Step-Up Death Benefit Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
For an example of how the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is calculated, see Appendix F: Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option Example.
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The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
For an example of how the 5% Enhanced Death Benefit Option is calculated, see Appendix G: 5% Enhanced Death Benefit Option Example
The 5% Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
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(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. Her death benefit contains the Spousal Protection Feature. The death benefit on Ms. P’s contract equals $24,000.
Ms. P was married to Mr. P at the time of her death. Under the Spousal Protection Feature, assuming all conditions were met, Mr. P has the option, instead of receiving the $24,000 death benefit, to continue the contract as if it were his own. If he elects to do so, the Contract Value, if it is lower than $24,000, will be adjusted to equal the $24,000 death benefit. From that point forward, the contract will be his and all provisions of the contract apply. Upon Mr. P’s death, his beneficiary will then receive a death benefit equal to the elected death benefit under the contract.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one or both of the Guaranteed Minimum Income Benefit Options at the time of application. Once elected, the Guaranteed Minimum Income Benefit Options are irrevocable. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. The charges associated with these options are calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charges assessed for these options.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant’s 86th birthday; and
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(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Example:
Assume the Guaranteed Annuitization Value = $100,000 and the Contract Value = $80,000 at time of a $20,000 withdrawal. Therefore, the Contract Value would be reduced by 25% ($20,000/$80,000), and the Guaranteed Annuitization Value would also be reduced by 25% or $25,000 (25% x $100,000). As a result, the new Guaranteed Annuitization Value = $75,000 ($100,000-$25,000).
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant’s 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
Example:
Assume the highest Contract Value on any Contract Anniversary prior to the Annuitant’s 86th birthday = $100,000 and the Contract Value = $80,000 at time of a $20,000 withdrawal. Therefore, the Contract Value would be reduced by 25% ($20,000/$80,000), and the Guaranteed Annuitization Value would also be reduced by 25% or $25,000 (25% x $100,000). As a result, the new Guaranteed Annuitization Value = $75,000 ($100,000-$25,000).
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
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•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial professional regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
Example:
Mr. C elects the Extra Value Option and submits an initial purchase payment of $50,000. On the date the initial purchase payment is applied (and in addition to that initial purchase payment), Nationwide will apply another $1,500 (which is 3% of $50,000) to Mr. C’s contract.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
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Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. This option may be elected at the time of application or after the contract has been issued, and the option is irrevocable. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a charge of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
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Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
The Annuitant elected the Beneficiary Protector Option at the time of application. On the date of the Annuitant’s death, the Contract Value = $75,000, the total purchase payments (adjusted for withdrawals) = $68,000, and there is no adjustment for a death benefit previously credited. The amount of the benefit would be calculated as follows: 40% x ($75,000-$68,000-$0), which equals $2,800.
If no benefits have been paid under this option by the first contract anniversary following the Annuitant’s 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
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In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Example:
Ms. D elected the Capital Preservation Plus Option and elected a 10-year program period. Nationwide informed her of her investment options and she provided her allocation instructions. At the beginning of the program period, her Contract Value was $50,000. At the end of the program period, Ms. D’s Contract Value was $56,000, so no adjustment was made to her contract. Had her Contract Value been less than $50,000 at the end of the program period, Nationwide would have adjusted the Contract Value to equal $50,000.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Rate Dollar Cost Averaging is not available as a Contract Owner service.
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•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
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Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Contract Owner cedes all ownership rights to the Annuitant and the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Joint Owner
Prior to the Annuitization Date, joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
On the Annuitization Date, both joint owners cede all ownership rights to the Annuitant and the Annuitant becomes the Contract Owner.
Contingent Owner
Prior to the Annuitization Date, the contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
After the Annuitization Date, the contingent owner will not have any interest in the contract.
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Annuitant
Prior to the Annuitization Date, the Annuitant has no interest in the contract, but must be named in the application. Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant. This Annuitant must be age 85 or younger at the time of the contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
On the Annuitization Date, the Annuitant becomes the new owner and has all ownership rights in the contract. The Annuitant is the person who receives annuity payments and the person upon whose continuation of life any annuity payment involving life contingencies depends.
Co-Annuitant
Prior to the Annuitization Date, a Co-Annuitant is entitled to receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met. A Co-Annuitant, if named, must be named at the time of application and must be the Annuitant’s spouse.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
After the Annuitization Date, the Co-Annuitant has no interest in the contract.
Contingent Annuitant
Prior to the Annuitization Date, if the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and all provisions of the contract that are based on the Annuitants death prior to the Annuitization Date will be based on the death of the Contingent Annuitant. Only Non-Qualified Contract Owners may name a Contingent Annuitant. The Contingent Annuitant need not be named at the time of application. Regardless of when the Contingent Annuitant is added he/she must be (or must have been) age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
Joint Annuitant
Prior to the Annuitization Date, there is no joint annuitant.
On the Annuitization Date, if applicable, a joint annuitant is named. The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends.
Beneficiary and Contingent Beneficiary
Prior to the Annuitization Date, the beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
After the Annuitization Date, the beneficiaries and contingent beneficiaries have no interest in the contract.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
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•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded. Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes. Changes in ownership and contract assignments could have a negative impact on certain benefits under the contract, including the death benefit.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws (see Appendix B: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).
•	There is no death benefit payable on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or contract value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.
A beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the contract as the sole contract owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
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Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays (or on the dates that such holidays are observed by the New York Stock Exchange):
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Juneteenth National Independence Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (1) and (2) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to the Sub-Accounts, Fixed Account, and/or GTOs as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
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Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
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(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Transfer Restrictions).
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period. Any limit on the amount that can be transferred from the Fixed Account will be communicated to impacted Contract Owners at the end of the Fixed Account interest rate guarantee period. Any such limitations will substantially extend the amount of time it takes to transfer the entire Fixed Account allocation to another investment option.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
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After annuitization, transfers among Sub-Accounts may only be made once per calendar year. See Annuitizing the Contract.
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
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For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter.
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Managers of Multiple Contracts
Some investment financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.
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For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix B: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
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Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	standard contract charges
•	charges for optional benefits elected by the Contract Owner
•	underlying mutual fund charges
•	investment performance of the Sub-Accounts
•	interest credited to Fixed Account allocations
•	amounts credited to GTO allocations
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
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A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
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The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.
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Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time.
Example:
Ms. T takes a loan from her contract of $50,000. After default, the first time interest is calculated as follows:
1A. The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;
6.25% (total interest rate)	x	$50,000 (outstanding principal)	=	$3,125 ($2,000 =collateral interest $1,125 = finance interest)
1B. The amount from 1A representing collateral interest is added to the outstanding principal;
$2,000 (collateral interest)	+	$50,000 (outstanding principal)	=	$52,000 (outstanding principal and collateral interest)
1C. The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and
$1,125 (outstanding finance interest)
1D. The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.
$52,000 (outstanding principal and collateral interest)	+	$1,125 (outstanding finance interest)	=	$53,125 (total outstanding principal and interest)
Thereafter, when interest is calculated:
2A. The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;
6.25% (total interest rate)	x	$52,000 (1A outstanding principal and collateral interest)	=	$3,250 ($2,080 = collateral interest $1,170 = finance interest)
2B. The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;
$2,080 (collateral interest)	+	$52,000 (1A outstanding principal and collateral interest)	=	$54,080 (outstanding principal and collateral interest)
2C. The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest;
6.25% (total interest rate)	x	$1,125 (outstanding finance interest)	=	$70.31 (finance interest)
$70.31 (finance interest)	+	$1,125 (outstanding finance interest)	=	$1,195.31 (outstanding finance interest)
2D. The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;
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Example:
$1,170 (finance interest)	+	$1,195.31 (outstanding finance interest)	=	$2,365.31 (outstanding finance interest)
2E. The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.
$54,080 (total outstanding principal and collateral interest)	+	$2,365.31 (outstanding finance interest)	=	$56,445.31 (total outstanding principal and interest)
This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal				$50,000
Outstanding Collateral Interest				$40,047
Outstanding Finance Interest				$34,091
Total Outstanding Principal and Interest				$124,138
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
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Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Example:
Mr. C elects to participate in Asset Rebalancing and has instructed his Contract Value be allocated as follows: 40% to Sub-Account A, 40% to Sub-Account B, and 20% to Sub-Account C. Mr. C elects to rebalance quarterly. Each quarter, Nationwide will automatically rebalance Mr. C’s Contract Value by transferring Contract Value among the three elected Sub-Accounts so that his 40%/40%/20% allocation remains intact.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
or to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
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Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Example:
Ms. T elects to participate in Dollar Cost Averaging and has transferred $25,000 to an eligible Sub-Account (Sub-Account S) that will serve as the source investment option for her Dollar Cost Averaging program. She would like the Dollar Cost Averaging transfers to be allocated as follows: $500 to Sub-Account L and $1,000 to Sub-Account M. Each month, Nationwide will automatically transfer $1,500 from Sub-Account S and allocate $1,000 to Sub-Account M and $500 to Sub-Account L.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Example:
Mr. E elects to participate in Enhanced Fixed Account Dollar Cost Averaging and has allocated new purchase payments of $22,000 to the Fixed Account, which will receive an enhanced interest crediting rate. He would like the Enhanced Fixed Account Dollar Cost Averaging transfers to be allocated as follows: $1,000 to Sub-Account L and $1,000 to Sub-Account M. Each month, Nationwide will automatically transfer $2,000 from the Fixed Account and allocate $1,000 to Sub-Account M and $1,000 to Sub-Account L.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
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The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Example:
Ms. H elects to take Systematic Withdrawals equal to $5,000 on a quarterly basis. She has not directed that the withdrawals be taken from specific Sub-Accounts, so each quarter, Nationwide will withdraw $5,000 from Ms. H’s contract proportionally from each Sub-Account, and will mail her a check or wire the funds to the financial institution of her choice.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix B: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
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If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
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•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix B: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
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Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds Available Under the Contract. Nationwide uses an assumed investment return factor of 3.5%. An assumed investment return is the net investment return required to maintain level variable annuity payments. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Annuity payments are made at any frequency approved by Nationwide. Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
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Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide’s default delivery method is U.S. mail and Nationwide will deliver required documents by U.S. mail unless other delivery methods (e.g. electronic delivery) are permitted by law or regulation. Therefore, Contract Owners should promptly notify the Service Center of any address change.
Nationwide will mail to Contract Owners:
•	statements showing the contract's quarterly activity; and
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
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Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company")) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state securities divisions. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center, or can be found online at https://nationwide.onlineprospectus.net/NW/C000034518NW/index.php?ctype=product_sai.
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Appendix A: Underlying Mutual Funds Available Under the Contract
The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000034518NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited.
The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004 Investment Advisor: AllianceBernstein L.P.	0.84%*	27.83%	12.57%	13.38%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004 Investment Advisor: AllianceBernstein L.P.	1.15%	10.85%	4.97%	5.43%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004 Investment Advisor: AllianceBernstein L.P.	0.90%	28.65%	25.77%	20.52%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.05%	35.60%	9.87%	12.84%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares Investment Advisor: Federated Investment Management Company	1.07%*	4.44%	5.28%	6.05%
Allocation	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004 Investment Advisor: Federated Global Investment Management Corp. Sub-Advisor: Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania	1.21%	18.25%	8.97%	8.05%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008 Investment Advisor: Federated Investment Management Company	0.99%*	-1.66%	3.57%	3.43%
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Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006 Investment Advisor: Fidelity Management & Research Company (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.91%	24.27%	20.29%	17.19%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.76%	24.60%	11.67%	12.25%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006 Investment Advisor: Fidelity Management & Research Company (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.77%	25.63%	13.16%	13.78%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	22.90%	25.97%	19.40%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016 Investment Advisor: Fidelity Management & Research Company (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.92%	4.29%	4.78%	5.35%
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	1.02%	19.38%	14.15%	10.54%
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Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006 Investment Advisor: Fidelity Management & Research Company (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.88%	33.34%	13.66%	13.46%
Equity	Invesco - Invesco V.I. Comstock Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	0.99%	33.04%	11.11%	12.58%
Equity	Invesco - Invesco V.I. Core Equity Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.05%	27.37%	13.68%	11.98%
Equity	Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares (formerly, Invesco - Invesco V.I. International Growth Fund: Series II Shares) This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004 Investment Advisor: Invesco Advisers, Inc.	1.14%	5.60%	9.89%	7.81%
Equity	Invesco - Invesco V.I. Global Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.03%	15.17%	17.87%	13.95%
Fixed Income	Invesco - Invesco V.I. Global Strategic Income Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.12%*	-3.56%	2.14%	2.90%
Equity	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006 Investment Advisor: Massachusetts Financial Services Company	1.05%*	13.87%	22.34%	17.90%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006 Investment Advisor: Massachusetts Financial Services Company	1.12%*	1.57%	21.00%	15.86%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.95%*	25.15%	11.97%	13.13%
Equity	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.14%*	10.27%	13.78%	12.15%
Equity	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015 Investment Advisor: Massachusetts Financial Services Company	1.02%*	25.65%	22.52%	17.28%
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Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Allianz Global Investors U.S. LLC	1.22%*	-1.41%	15.61%	10.69%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	1.00%*	21.53%	24.94%	19.24%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.86%*	29.91%	21.48%	17.51%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	1.02%	34.35%	11.04%	12.64%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.59%	-1.02%	3.70%	3.37%
Equity	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: NS Partners Ltd and Loomis, Sayles & Company L.P.	1.35%*	-7.51%	8.31%	4.04%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.92%*	4.96%	5.74%	6.33%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.71%*	-2.08%	2.40%	1.59%
Money Market	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.49%	0.00%	0.76%	0.38%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.91%	15.50%	11.71%	11.31%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.83%	2.75%	4.50%	4.08%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	10.31%	8.82%	8.28%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%	13.62%	10.85%	10.17%
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Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.84%	6.70%	6.68%	6.20%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc.	1.06%*	39.87%	24.32%	18.30%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.60%	23.99%	12.39%	13.53%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Invesco Advisers, Inc. and Wellington Management Company, LLP	1.34%*	10.04%	19.08%	15.81%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC	1.31%*	31.57%	8.11%	12.07%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.	1.31%*	30.50%	14.58%	14.48%
Equity	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Neuberger Berman Investment Advisers LLC	0.84%	26.42%	16.82%	15.87%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (formerly, VanEck VIP Trust - Global Resources Fund: Class S) Investment Advisor: Van Eck Associates Corporation	1.34%	18.67%	1.99%	-0.36%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Resources Fund: Initial Class) This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012 Investment Advisor: Van Eck Associates Corporation	1.09%	18.91%	2.24%	-0.12%
*	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Income Benefit Investment Options
Certain optional benefits restrict how the Contract Owner can invest their Contract Value by limiting the investment options in which the Contract Owner can invest and/or requiring use of a specified asset allocation service. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of
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investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below are available in connection with the respective optional benefit.
Capital Preservation Plus Option
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
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Appendix B: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 72 (age 70½ if born prior to July 1, 1949);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
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Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 72 (age 70½ if born nprior to July 1, 1949) the IRA owner is required to begin taking certain minimum distributions. In addition, upon the death of the owner of an IRA, the Code imposes mandatory distribution requirements to ensure distribution of the entire contract value within the required statutory period. Due to the Treasury Regulation’s valuation rules, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% applied against the required minimum distributions not taken.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
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When the owner of a SEP IRA attains the age of 72 (age 70½ if born prior to July 1, 1949) the SEP IRA owner is required to begin taking certain minimum distributions. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 72 (age 70½ if born prior to July 1, 1949), the Code requires that certain minimum distributions be made. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers of IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
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Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed nontaxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
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•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
IRS Rev. Proc. 2011-38 addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulation’s definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
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The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. Therefore, a marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couple’s place of domicile.
Consistent with Rev. Proc. 2013-17, the final regulations provide that relationships entered into as civil unions or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
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FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification and Investor Control
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
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•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be currently taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
For a variable contract to receive favorable tax treatment, the life insurance company must be considered the owner of the separate account assets supporting the investment options within the contract. If the contract owner is considered to exercise investment control over the separate account assets, the contract owner will be treated as the owner of those assets and not the insurance company. As a result, the increase in the cash value attributed to the separate account assets will be taxed currently to the contract owner as ordinary income. The IRS has issued guidance that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the variable contract owner will be considered the owner of the separate account assets. Revenue Ruling 2003-91 provided that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for favorable tax treatment. Should the Treasury Secretary issue additional rules or regulations that would limit the number of underlying mutual funds, the transfers between underlying mutual funds, the exchanges of underlying mutual funds or the manner in which you can direct the investments in an investment option such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, we believe that the contract qualifies as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
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For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities, the SECURE Act generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain minimum distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 72 (age 70½ if born prior to July 1, 1949). Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
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Required Distributions Upon Death of a Contract Owner Before January 1, 2020
Death Before Required Beginning Date
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding:
(a)	The life or life expectancy of the designated beneficiary, with such life expectancy determined under the tables prescribed by Treasury Regulation 1.401(a)(9)-9. Distributions must begin by the end of the calendar following the year of death.
a.	In the case of a non-spouse designated beneficiary, the life expectancy is determined in the calendar year following the contract owner’s death, with such life expectancy reduced by one for each subsequent calendar year that elapsed from the year the life expectancy was determined.
b.	If a designated beneficiary dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
c.	If the sole designated beneficiary is the surviving spouse of the contract owner, then distributions must begin by the later of the calendar year following the year of the contract owner’s death or the end of the calendar year in which the contract owner would have turned 70 ½ (age 72 for those who turn age 70 ½ on or after January 1, 2020).
(b)	If there is no designated beneficiary or if the designated beneficiary elects, the entire balance of the contract must be distributed by December 31st of the fifth year following the contract owner's death.
Death on or after Required Beginning Date
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed at least as rapidly as the distribution method in effect on the contract owner’s death. If the designated beneficiary receiving distributions dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the contract must be distributed by December 31st of the tenth year following the contract owner’s death. This 10-year post-death distribution period applies regardless of whether the contract owner dies before or after the contract owner’s required beginning date.
In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the contract can be distributed over a period not exceeding the life or life expectancy of the eligible designated beneficiary. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31st of the tenth year following the eligible designated beneficiary’s death.
A distribution in the form of annuity payments (an annuitization) that began on or after January 1, 2020 while the contract owner was alive may need to be commuted or modified after the contract owner’s death in order to comply with the post-death distribution requirements. However, distributions in the form of annuity payments (an annuitization) that began prior to January 1, 2020, while the contract owner was alive, can continue under that method after the death the contract owner without modification.
In addition, a beneficiary who is not a designated beneficiary, such as a charity, estate, or trust, must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death.
Regardless of whether the contract owner dies before or on or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner. Any distributions required under these distribution rules will be made upon the surviving spouse’s death.
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Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
Tax Changes
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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Appendix C: Standard Death Benefit (Five-Year Reset Death Benefit) Example
The purpose of this example is to show the calculations used to determine the death benefit if the Standard Death Benefit (Five-Year Reset Death Benefit) is elected. The calculation assumes that the Annuitant dies before the Annuitization Date. The death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
01-01-1990	Partial Withdrawal	$10,000	$106,678
01-01-1991	Five-year Contract Anniversary	n/a	$106,678
01-01-1996	Five-year Contract Anniversary	n/a	$90,326
01-01-2001	Five-year Contract Anniversary	n/a	$98,267
03-01-2001	Annuitant’s 86th birthday	n/a	$98,555
01-01-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$97,113
*	The Contract Value shown assumes a hypothetical variable net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value;	$97,113
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or	$91,429
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.	$98,267
Conclusion
Death Benefit = $98,267
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Appendix D: One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option Example
The purpose of this example is to show the calculations used to determine the death benefit if the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is elected. The calculation assumes that the Annuitant dies before the Annuitization Date. The death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
01-01-1990	Partial Withdrawal	$10,000	$106,678
01-01-1994	Contract Anniversary	n/a	$123,362
03-01-1996	Annuitant’s 86th birthday	n/a	$111,026
02-01-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$119,368
*	The Contract Value shown assumes a hypothetical variable net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value;	$119,368
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or	$91,429
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.	$123,362
Conclusion
Death Benefit = $123,362
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Appendix E: One-Year Step Up Death Benefit Option Example
The purpose of this example is to show the calculations used to determine the death benefit if the One-Year Step Up Death Benefit Option is elected. The calculation assumes that the Annuitant dies before the Annuitization Date. The death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
01-01-1990	Partial Withdrawal	$10,000	$106,678
01-01-1994	Contract Anniversary	n/a	$123,362
03-01-1996	Annuitant’s 86th birthday	n/a	$111,026
02-01-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$119,368
*	The Contract Value shown assumes a hypothetical variable net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value;	$119,368
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or	$91,429
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.	$123,362
Conclusion
Death Benefit = $123,362
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Appendix F: Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option Example
The purpose of this example is to show the calculations used to determine the death benefit if the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is elected. The calculation assumes that the Annuitant dies before the Annuitization Date. The death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
02-14-1988	Subsequent Purchase Payment	$25,000	$133,666
07-28-1996	Partial Withdrawal	$10,000	$176,202
09-30-2004	Annuitant’s 86th birthday	n/a	$242,807
03-01-2005	Subsequent Purchase Payment	$11,000	$257,803
05-15-2007	Partial Withdrawal	$7,000	$274,079
04-18-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$295,602
* The Contract Value shown assumes a 4% net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value;	$295,602
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;	$126,067
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or	$240,646
(4)	the 5% interest anniversary value	$252,134
Conclusion
Death Benefit = 295,602
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Appendix G: 5% Enhanced Death Benefit Option Example
The purpose of this example is to show the calculations used to determine the death benefit if the 5% Enhanced Death Benefit Option is elected. The calculation assumes that the Annuitant dies before the Annuitization Date. The death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
02-14-1988	Subsequent Purchase Payment	$25,000	$133,666
07-28-1996	Partial Withdrawal	$10,000	$176,202
09-30-2004	Annuitant’s 86th birthday	n/a	$242,807
03-01-2005	Subsequent Purchase Payment	$11,000	$257,803
05-15-2007	Partial Withdrawal	$7,000	$274,079
04-18-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$295,602
* The Contract Value shown assumes a 4% net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;	$295,602
(2)	the 5% interest anniversary value	$252,134
Conclusion
Death Benefit = 295,602
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Outside back cover page
The Statement of Additional Information contains additional information about the Variable Account. To obtain a free copy of the Statement of Additional Information, request other information about the contract, or to make any other service requests, contact Nationwide at 1-800-848-6331 or by one of the other methods described in Contacting the Service Center.
The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is also available at https://nationwide.onlineprospectus.net/NW/C000034518NW/index.php?ctype=product_sai. This prospectus is available at https://nationwide.onlineprospectus.net/NW/C000034518NW/index.php?ctype=product_prospectus.
Reports and other information about the Variable Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000024647

The Best of America All American AnnuitySM
The Best of America All American AnnuitySM (Compass)
M&T Variable Annuity Portfolio
The Best of America All American AnnuitySM (STI)
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2022
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-7
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2022. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-7 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide established the Variable Account on July 22, 1994 pursuant to Ohio law. The Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940.
Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your financial professional.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-7 and the statutory financial statements and financial statement schedules I, III, IV and V of Nationwide Life Insurance Company have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, and upon the authority of said firm as experts in accounting and auditing.
The KPMG LLP report dated March 18, 2022 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are
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not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Annuity Payments
See Annuitizing the Contract located in the prospectus. Annuity payments for contracts that have elected variable annuitization are determined as follows:
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
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The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges applicable to the contract.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
4

NATIONWIDE

VARIABLE

ACCOUNT-7

Annual Report

To

Contract Owners

December 31, 2021

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-7:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-7 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Primary Shares (FVK2)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

3

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 (FAMG2)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Initial Class (FAMGP)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class (FAMGS)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class (FAMS)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Initial Class (FBP)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class (FBS)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class (FDCAS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Initial Class (FGIP)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class (FGIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

4

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class (FVS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

5

Invesco - Invesco V.I. International Growth Fund: Series II Shares (AVIE2)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)1

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)1

Invesco - Invesco V.I. Global Fund: Series I (OVGS)1

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)1

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)1

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)1

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)1

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)1

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)1

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

6

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)1

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)1

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)1

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)1

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)1

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)1

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint (SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint (SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint (SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint (SM) Moderately Conservative Fund: Class II (NVCMC2)

7

Nationwide Variable Insurance Trust - NVIT Blueprint (SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint (SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint (SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)1

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)1

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)1

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

8

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)1

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)1

VanEck VIP Trust - Global Resources Fund: Class S (VWHAS)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

9

Statement of assets, liabilities, and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from November 12, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust – NVIT S&P 500 Index Fund: Class I (GVEX1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from April 30, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco - V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)1

Invesco - V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)1

Statement of assets, liabilities, and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from June 8, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust – NVIT S&P 500 Index Fund: Class II (GVEX2)

Statement of assets, liabilities, and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust – NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)1

Statement of assets, liabilities, and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust – NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust – NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

10

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVGIB	45,045	$1,227,725	$1,627,015	$-	$1,627,015	$94	$1,626,921	$1,626,921	$-	$1,626,921
ALVIVB	13,179	186,711	205,859	-	205,859	81	205,778	205,778	-	205,778
ALVPGB	19,241	1,038,630	1,648,370	-	1,648,370	50	1,648,320	1,648,320	-	1,648,320
ALVSVB	106,468	1,928,471	2,466,868	59	2,466,927	-	2,466,927	2,466,927	-	2,466,927
MLVGA3	115,126	1,624,790	1,655,518	-	1,655,518	154	1,655,364	1,655,364	-	1,655,364
DSIF	9,124	427,856	709,918	65	709,983	-	709,983	709,983	-	709,983
DSRG	2,210	74,513	128,359	108	128,467	-	128,467	128,467	-	128,467
DVMCSS	4,750	81,533	117,039	22	117,061	-	117,061	117,061	-	117,061
DVSCS	11,293	187,046	265,952	-	265,952	46	265,906	265,906	-	265,906
ETVFR	4,091	37,296	37,190	-	37,190	12	37,178	37,178	-	37,178
FHIBS	237,234	1,488,706	1,506,438	48	1,506,486	-	1,506,486	1,487,958	18,528	1,506,486
FQB	58,216	634,334	655,512	-	655,512	20	655,492	655,492	-	655,492
FQBS	100,362	1,097,844	1,127,066	36	1,127,102	-	1,127,102	1,116,386	10,716	1,127,102
FVK2	2,807	49,420	68,248	-	68,248	22	68,226	68,226	-	68,226
FVU2S	32,956	346,290	425,131	-	425,131	20	425,111	425,111	-	425,111
FAM2	31,604	469,425	562,864	-	562,864	83	562,781	562,781	-	562,781
FAMG2	19,150	297,503	459,223	-	459,223	36	459,187	459,187	-	459,187
FAMGP	39,647	736,862	966,587	-	966,587	22	966,565	966,565	-	966,565
FAMGS	19,906	319,914	480,930	37	480,967	-	480,967	480,967	-	480,967
FAMP	79,104	1,217,996	1,449,969	39	1,450,008	-	1,450,008	1,450,008	-	1,450,008
FAMS	42,946	630,081	779,049	4	779,053	-	779,053	779,053	-	779,053
FB2	60,358	1,023,255	1,479,970	-	1,479,970	25	1,479,945	1,479,945	-	1,479,945
FBP	512,983	9,142,149	12,973,343	-	12,973,343	56	12,973,287	12,944,326	28,961	12,973,287
FBS	97,185	1,678,970	2,436,437	-	2,436,437	63	2,436,374	2,436,374	-	2,436,374
FDCA2	84,504	1,064,104	1,592,897	-	1,592,897	136	1,592,761	1,592,761	-	1,592,761
FDCAS	23,015	290,927	444,883	-	444,883	8	444,875	444,875	-	444,875
FEI2	336,588	7,274,959	8,505,577	38	8,505,615	-	8,505,615	8,505,615	-	8,505,615
FEIP	294,690	6,504,815	7,706,150	88	7,706,238	-	7,706,238	7,694,964	11,274	7,706,238
FEIS	265,367	5,782,469	6,891,581	-	6,891,581	66	6,891,515	6,891,515	-	6,891,515
FG2	106,214	7,426,254	10,559,784	-	10,559,784	107	10,559,677	10,559,677	-	10,559,677
FGI2	146,663	2,672,742	3,728,167	-	3,728,167	171	3,727,996	3,727,996	-	3,727,996
FGIP	15	395	386	-	386	3	383	-	383	383
FGIS	2,307	51,760	59,773	62	59,835	-	59,835	77	59,758	59,835
FGP	152,961	11,092,818	15,667,783	519	15,668,302	-	15,668,302	15,667,680	622	15,668,302
FGS	133,125	8,983,154	13,538,815	-	13,538,815	78	13,538,737	13,538,737	-	13,538,737
FHI2	331,057	1,744,043	1,665,218	-	1,665,218	111	1,665,107	1,665,107	-	1,665,107
FHIP	865,957	4,710,135	4,546,274	15	4,546,289	-	4,546,289	4,533,581	12,708	4,546,289

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FHIS	412,349	2,227,483	2,148,337	-	2,148,337	58	2,148,279	2,148,279	-	2,148,279
FIGBP	499,840	6,454,027	6,672,863	-	6,672,863	25	6,672,838	6,672,838	-	6,672,838
FIP	64,000	13,466,863	29,969,463	300	29,969,763	-	29,969,763	29,969,763	-	29,969,763
FMC2	72	2,966	2,843	-	2,843	6	2,837	-	2,837	2,837
FMCP	57,119	1,999,285	2,351,579	-	2,351,579	160	2,351,419	2,351,419	-	2,351,419
FMMP	4,951,455	4,951,455	4,951,455	-	4,951,455	31	4,951,424	4,951,424	-	4,951,424
FO2	76,048	1,582,545	2,200,826	6	2,200,832	-	2,200,832	2,200,832	-	2,200,832
FOP	203,532	3,761,116	5,959,419	69	5,959,488	-	5,959,488	5,959,488	-	5,959,488
FOS	65,350	1,181,005	1,903,634	-	1,903,634	22	1,903,612	1,903,612	-	1,903,612
FV2	21,488	316,761	385,281	-	385,281	30	385,251	385,251	-	385,251
FVS	13,850	196,700	253,175	-	253,175	9	253,166	253,166	-	253,166
FVSS	9,351	123,319	152,882	-	152,882	60	152,822	152,822	-	152,822
FVSS2	67,676	922,891	1,122,752	67	1,122,819	-	1,122,819	1,120,141	2,678	1,122,819
FTVFA2	73,482	452,642	437,956	-	437,956	2	437,954	437,954	-	437,954
TIF	4,524	58,455	62,886	-	62,886	35	62,851	62,851	-	62,851
ACC2	134,665	2,312,536	2,834,692	3	2,834,695	-	2,834,695	2,834,695	-	2,834,695
ACEG2	325	27,884	27,009	78	27,087	-	27,087	-	27,087	27,087
AVCE2	10,015	317,936	376,282	-	376,282	85	376,197	376,197	-	376,197
AVGI	2,902	103,203	109,667	22	109,689	-	109,689	109,689	-	109,689
AVIE2	1,686	52,316	68,640	-	68,640	48	68,592	68,592	-	68,592
AVMCCI	11,250	133,663	145,917	-	145,917	19	145,898	145,898	-	145,898
OVAG	192	14,715	22,016	-	22,016	17	21,999	21,999	-	21,999
OVAG2	1,259	92,987	130,653	-	130,653	8	130,645	130,645	-	130,645
OVGS	4,083	170,232	233,638	-	233,638	26	233,612	233,612	-	233,612
OVGSS	57,995	2,323,758	3,258,167	10	3,258,177	-	3,258,177	3,221,318	36,859	3,258,177
OVSB	19,549	98,148	86,994	-	86,994	23	86,971	86,971	-	86,971
OVSBS	430,186	2,205,893	1,983,158	-	1,983,158	16	1,983,142	1,983,142	-	1,983,142
OVSC	14,955	369,412	470,636	40	470,676	-	470,676	470,676	-	470,676
OVSCS	11,138	275,357	343,378	-	343,378	12	343,366	343,366	-	343,366
WRASP	24,069	235,515	245,233	-	245,233	36	245,197	245,197	-	245,197
M2IGSS	56,343	1,086,273	1,525,203	-	1,525,203	96	1,525,107	1,525,107	-	1,525,107
MMCGSC	220,450	1,963,025	2,299,290	-	2,299,290	193	2,299,097	2,299,097	-	2,299,097
MNDSC	70,646	1,256,770	1,401,623	7	1,401,630	-	1,401,630	1,401,630	-	1,401,630
MVFSC	93,655	1,765,723	2,262,716	1	2,262,717	-	2,262,717	2,251,698	11,019	2,262,717
MVIVSC	20,899	536,286	772,425	-	772,425	29	772,396	772,396	-	772,396
MSVF2	36,663	400,660	387,159	-	387,159	23	387,136	383,272	3,864	387,136
GBF	319,636	3,532,618	3,474,445	20	3,474,465	-	3,474,465	3,470,978	3,487	3,474,465

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
GEM2	59,690	742,587	807,012	-	807,012	68	806,944	806,944	-	806,944
GVAAA2	149,221	3,792,566	4,491,546	-	4,491,546	64	4,491,482	4,491,482	-	4,491,482
GVABD2	37,105	436,671	453,793	-	453,793	30	453,763	453,763	-	453,763
GVAGG2	36,459	1,164,996	1,659,627	-	1,659,627	52	1,659,575	1,659,575	-	1,659,575
GVAGI2	11,465	611,759	777,802	-	777,802	10	777,792	777,792	-	777,792
GVAGR2	43,368	4,602,119	6,267,126	-	6,267,126	4	6,267,122	6,267,122	-	6,267,122
GVDMA	1,003,015	11,910,908	14,744,320	-	14,744,320	77	14,744,243	14,744,243	-	14,744,243
GVDMC	462,175	5,106,081	5,490,638	-	5,490,638	86	5,490,552	5,490,552	-	5,490,552
GVEX1	176,295	4,926,327	4,925,692	-	4,925,692	18	4,925,674	4,925,674	-	4,925,674
GVEX2	325,442	8,790,539	9,027,761	-	9,027,761	3	9,027,758	9,027,758	-	9,027,758
GVIDA	198,404	2,490,376	2,938,364	-	2,938,364	80	2,938,284	2,938,284	-	2,938,284
GVIDC	348,846	3,599,298	3,746,602	-	3,746,602	74	3,746,528	3,746,528	-	3,746,528
GVIDM	1,572,664	18,714,232	20,664,801	20	20,664,821	-	20,664,821	20,664,821	-	20,664,821
HIBF	7,103	46,630	46,524	-	46,524	7	46,517	46,517	-	46,517
MCIF	14,562	347,733	402,930	-	402,930	118	402,812	402,812	-	402,812
MCIF2	861,300	23,654,682	23,487,658	-	23,487,658	223	23,487,435	23,487,435	-	23,487,435
NVAMV2	3,798	57,843	75,008	-	75,008	38	74,970	74,970	-	74,970
NVAMVZ	106,401	1,369,582	2,087,590	58	2,087,648	-	2,087,648	2,067,162	20,486	2,087,648
NVCBD1	1,040	11,491	11,237	-	11,237	14	11,223	11,223	-	11,223
NVCBD2	52,092	572,658	560,514	-	560,514	20	560,494	560,494	-	560,494
NVCCA2	57,387	594,830	702,995	-	702,995	9	702,986	702,986	-	702,986
NVCCN2	27,363	285,378	310,294	-	310,294	20	310,274	310,274	-	310,274
NVCMA2	4,369	38,010	48,979	-	48,979	3	48,976	48,976	-	48,976
NVCMC2	26,752	286,415	322,364	-	322,364	15	322,349	322,349	-	322,349
NVCMD2	178,393	1,977,862	2,190,667	-	2,190,667	16	2,190,651	2,190,651	-	2,190,651
NVCRA2	7,028	68,163	91,291	-	91,291	10	91,281	91,281	-	91,281
NVCRB2	50,213	557,420	622,136	-	622,136	33	622,103	622,103	-	622,103
NVDBL2	42,256	669,205	732,728	-	732,728	7	732,721	732,721	-	732,721
NVDCA2	798	13,945	16,138	14	16,152	-	16,152	16,152	-	16,152
NVIE6	5,087	52,058	64,248	-	64,248	6	64,242	64,242	-	64,242
NVLCP2	31,195	356,526	363,736	-	363,736	18	363,718	363,718	-	363,718
NVMIG6	9,038	108,901	103,581	-	103,581	-	103,581	103,581	-	103,581
NVMIVX	2,269	20,909	26,111	37	26,148	-	26,148	26,148	-	26,148
NVMIVZ	25,865	238,620	297,706	-	297,706	67	297,639	295,208	2,431	297,639
NVMLG2	4,011	32,682	40,548	10	40,558	-	40,558	40,558	-	40,558
NVMMG2	16,138	168,325	168,970	5	168,975	-	168,975	168,975	-	168,975
NVMMV2	26,245	253,172	251,686	-	251,686	37	251,649	251,649	-	251,649

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVNMO2	5,800	63,949	86,301	-	86,301	6	86,295	86,295	-	86,295
NVNSR1	897	12,362	14,206	-	14,206	-	14,206	14,206	-	14,206
NVNSR2	1,444	19,655	22,850	-	22,850	1	22,849	22,849	-	22,849
NVOLG1	2,472,788	43,120,807	59,421,102	809	59,421,911	-	59,421,911	59,383,606	38,305	59,421,911
NVOLG2	2,255,808	40,507,769	53,485,203	-	53,485,203	810	53,484,393	53,467,972	16,421	53,484,393
NVRE2	131,458	841,857	1,368,482	-	1,368,482	49	1,368,433	1,368,433	-	1,368,433
NVSTB2	3,694	37,904	37,749	-	37,749	10	37,739	37,739	-	37,739
NVTIV3	232	2,228	2,686	-	2,686	3	2,683	2,683	-	2,683
SAM	8,503,861	8,503,861	8,503,861	-	8,503,861	46	8,503,815	8,503,815	-	8,503,815
SCF	14,714	288,122	380,936	-	380,936	65	380,871	380,871	-	380,871
SCF2	49,658	874,400	1,170,934	195	1,171,129	-	1,171,129	1,167,429	3,700	1,171,129
SCGF2	33,950	501,033	583,598	36	583,634	-	583,634	583,634	-	583,634
SCVF	5,742	57,555	66,487	30	66,517	-	66,517	66,517	-	66,517
SCVF2	82,694	829,408	909,634	-	909,634	94	909,540	909,540	-	909,540
TRF2	1,252	28,103	33,911	-	33,911	33	33,878	33,878	-	33,878
AMSRS	4,940	116,613	182,928	-	182,928	70	182,858	182,858	-	182,858
PMVEBD	286	3,712	3,577	4	3,581	-	3,581	3,581	-	3,581
PMVFAD	3,597	37,617	32,985	-	32,985	20	32,965	32,965	-	32,965
PMVLAD	72,575	742,854	742,446	-	742,446	23	742,423	742,423	-	742,423
PVEIB	3,297	78,844	101,609	16	101,625	-	101,625	101,625	-	101,625
PVGOB	29,346	297,015	470,124	-	470,124	74	470,050	470,050	-	470,050
PVTIGB	2,369	28,110	40,409	-	40,409	4	40,405	40,405	-	40,405
PVTSCB	1,249	11,939	17,360	-	17,360	28	17,332	17,332	-	17,332
VWHA	219	5,779	5,831	-	5,831	3	5,828	5,828	-	5,828
VWHAS	9,785	102,684	249,409	-	249,409	6	249,403	249,403	-	249,403
WFVSCG	4,969	55,851	69,768	-	69,768	23	69,745	69,745	-	69,745

Total (unaudited)			$427,199,544	$2,997	$427,202,541	$5,128	$427,197,413	$426,885,289	$312,124	$427,197,413

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	ALVGIB	ALVIVB	ALVPGB	ALVSVB	MLVGA3	DSIF	DSIFS
Reinvested dividends	$3,409,153	10,206	3,522	-	14,440	13,796	7,348	14,661
Mortality and expense risk charges (note 2)	(4,882,061)	(18,481)	(2,524)	(17,862)	(27,872)	(19,521)	(7,062)	(21,630)

Net investment income (loss)	(1,472,908)	(8,275)	998	(17,862)	(13,432)	(5,725)	286	(6,969)

Realized gain (loss) on investments	25,365,535	161,534	(5,302)	40,344	2,780	24,355	37,273	882,704
Change in unrealized gain (loss) on investments	29,473,616	229,728	23,622	227,363	683,860	(210,357)	89,342	(489,279)

Net gain (loss) on investments	54,839,151	391,262	18,320	267,707	686,640	(186,002)	126,615	393,425

Reinvested capital gains	19,157,617	-	-	108,709	-	275,765	27,787	99,357

Net increase (decrease) in contract owners’ equity resulting from operations	$72,523,860	382,987	19,318	358,554	673,208	84,038	154,688	485,813

Investment Activity*:	DSRG	DVMCSS	DVSCS	ETVFR	FHIBS	FQB	FQBS	FVK2
Reinvested dividends	$863	331	1,699	1,019	80,419	23,670	28,127	-
Mortality and expense risk charges (note 2)	(1,278)	(1,021)	(2,801)	(346)	(18,892)	(8,566)	(13,348)	(757)

Net investment income (loss)	(415)	(690)	(1,102)	673	61,527	15,104	14,779	(757)

Realized gain (loss) on investments	1,159	102	3,962	(4)	(28,110)	14,039	1,935	417
Change in unrealized gain (loss) on investments	22,973	18,677	47,548	232	21,324	(58,372)	(61,133)	(3,299)

Net gain (loss) on investments	24,132	18,779	51,510	228	(6,786)	(44,333)	(59,198)	(2,882)

Reinvested capital gains	2,538	475	3,479	-	-	8,210	10,870	4,591

Net increase (decrease) in contract owners’ equity resulting from operations	$26,255	18,564	53,887	901	54,741	(21,019)	(33,549)	952

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FVU2S	FAM2	FAMG2	FAMGP	FAMGS	FAMP	FAMS	FB2
Reinvested dividends	$6,225	7,783	5,368	13,306	6,216	23,122	11,380	10,540
Mortality and expense risk charges (note 2)	(4,242)	(5,500)	(4,418)	(13,522)	(5,077)	(21,440)	(7,864)	(16,037)

Net investment income (loss)	1,983	2,283	950	(216)	1,139	1,682	3,516	(5,497)

Realized gain (loss) on investments	1,241	3,563	4,547	62,185	53,581	17,261	17,078	44,915
Change in unrealized gain (loss) on investments	58,981	36,278	39,920	39,610	(2,470)	97,689	43,000	75,817

Net gain (loss) on investments	60,222	39,841	44,467	101,795	51,111	114,950	60,078	120,732

Reinvested capital gains	-	3,162	6,339	13,559	7,106	7,896	4,293	108,138

Net increase (decrease) in contract owners’ equity resulting from operations	$62,205	45,286	51,756	115,138	59,356	124,528	67,887	223,373

Investment Activity*:	FBP	FBS	FDCA2	FDCAS	FEI2	FEIP	FEIS	FG2
Reinvested dividends	$116,855	19,964	1,834	1,278	135,450	139,352	117,929	-
Mortality and expense risk charges (note 2)	(176,962)	(23,113)	(16,823)	(3,791)	(92,200)	(104,380)	(68,336)	(109,018)

Net investment income (loss)	(60,107)	(3,149)	(14,989)	(2,513)	43,250	34,972	49,593	(109,018)

Realized gain (loss) on investments	550,237	58,882	70,637	5,918	109,462	139,916	121,415	579,389
Change in unrealized gain (loss) on investments	518,910	140,661	115,098	44,218	602,070	551,677	493,096	(621,738)

Net gain (loss) on investments	1,069,147	199,543	185,735	50,136	711,532	691,593	614,511	(42,349)

Reinvested capital gains	926,425	171,792	149,605	34,187	931,537	820,158	738,375	2,107,704

Net increase (decrease) in contract owners’ equity resulting from operations	$1,935,465	368,186	320,351	81,810	1,686,319	1,546,723	1,402,479	1,956,337

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FGI2	FGIP	FGIS	FGP	FGS	FHI2	FHIP	FHIS
Reinvested dividends	$79,243	15,687	18,517	-	-	89,599	245,432	113,610
Mortality and expense risk charges (note 2)	(39,480)	(56,840)	(46,118)	(210,057)	(129,805)	(19,413)	(65,059)	(22,061)

Net investment income (loss)	39,763	(41,153)	(27,601)	(210,057)	(129,805)	70,186	180,373	91,549

Realized gain (loss) on investments	172,554	1,797,172	2,162,061	1,498,012	1,306,263	(11,848)	(40,616)	(3,949)
Change in unrealized gain (loss) on investments	387,678	(843,685)	(1,075,947)	(1,508,006)	(1,370,402)	(5,906)	(4,207)	(11,885)

Net gain (loss) on investments	560,232	953,487	1,086,114	(9,994)	(64,139)	(17,754)	(44,823)	(15,834)

Reinvested capital gains	167,027	114,347	132,288	3,132,485	2,771,146	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$767,022	1,026,681	1,190,801	2,912,434	2,577,202	52,432	135,550	75,715

Investment Activity*:	FIGBP	FIP	FMC2	FMCP	FMCS	FMMP	FO2	FOP
Reinvested dividends	$134,131	346,090	10	13,643	-	491	6,897	30,246
Mortality and expense risk charges (note 2)	(77,804)	(324,575)	(116,978)	(30,506)	(64,481)	(64,534)	(22,233)	(82,653)

Net investment income (loss)	56,327	21,515	(116,968)	(16,863)	(64,481)	(64,043)	(15,336)	(52,407)

Realized gain (loss) on investments	58,234	1,911,068	4,601,035	94,466	3,068,371	-	58,867	518,069
Change in unrealized gain (loss) on investments	(419,332)	4,454,286	(1,599,824)	47,278	(1,240,627)	-	149,673	72,634

Net gain (loss) on investments	(361,098)	6,365,354	3,001,211	141,744	1,827,744	-	208,540	590,703

Reinvested capital gains	180,527	204,241	46,874	352,736	27,711	-	159,479	436,870

Net increase (decrease) in contract owners’ equity resulting from operations	$(124,244)	6,591,110	2,931,117	477,617	1,790,974	(64,043)	352,683	975,166

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FOS	FV2	FVS	FVSS	FVSS2	FTVFA2	FTVRDI	TIF
Reinvested dividends	$7,980	5,671	3,756	2,054	13,193	7,879	10,571	1,336
Mortality and expense risk charges (note 2)	(18,272)	(4,361)	(2,325)	(1,388)	(11,992)	(5,532)	(9,624)	(746)

Net investment income (loss)	(10,292)	1,310	1,431	666	1,201	2,347	947	590

Realized gain (loss) on investments	30,654	13,738	3,803	1,768	16,061	(23,313)	321,039	7,446
Change in unrealized gain (loss) on investments	145,779	35,803	26,315	23,131	174,873	67,923	(133,311)	(4,884)

Net gain (loss) on investments	176,433	49,541	30,118	24,899	190,934	44,610	187,728	2,562

Reinvested capital gains	135,174	41,258	26,176	12,089	87,894	-	32,003	-

Net increase (decrease) in contract owners’ equity resulting from operations	$301,315	92,109	57,725	37,654	280,029	46,957	220,678	3,152

Investment Activity*:	ACC2	ACEG2	AVCE2	AVGI	AVIE2	AVMCCI	OVAG	OVAG2
Reinvested dividends	$43,322	-	1,561	670	751	621	-	-
Mortality and expense risk charges (note 2)	(32,041)	(22,176)	(4,737)	(722)	(835)	(1,599)	(226)	(1,633)

Net investment income (loss)	11,281	(22,176)	(3,176)	(52)	(84)	(978)	(226)	(1,633)

Realized gain (loss) on investments	202,996	992,964	3,741	(1,227)	5,948	1,733	321	16,477
Change in unrealized gain (loss) on investments	559,803	(835,783)	79,967	12,893	(7,518)	26,980	1,024	(8,636)

Net gain (loss) on investments	762,799	157,181	83,708	11,666	(1,570)	28,713	1,345	7,841

Reinvested capital gains	-	254,328	7,950	2,294	4,836	-	2,251	17,875

Net increase (decrease) in contract owners’ equity resulting from operations	$774,080	389,333	88,482	13,908	3,182	27,735	3,370	24,083

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	OVGIS	OVGS	OVGSS	OVIGS	OVSB	OVSBS	OVSC	OVSCS
Reinvested dividends	$20,726	-	-	-	4,215	87,680	1,717	613
Mortality and expense risk charges (note 2)	(40,569)	(2,530)	(36,671)	(581)	(923)	(23,584)	(4,907)	(3,764)

Net investment income (loss)	(19,843)	(2,530)	(36,671)	(581)	3,292	64,096	(3,190)	(3,151)

Realized gain (loss) on investments	978,446	10,537	127,198	11,428	(594)	(55,052)	7,802	5,235
Change in unrealized gain (loss) on investments	(227,445)	11,959	171,728	(9,093)	(6,648)	(112,442)	46,504	37,846

Net gain (loss) on investments	751,001	22,496	298,926	2,335	(7,242)	(167,494)	54,306	43,081

Reinvested capital gains	235,625	11,874	165,981	5,851	-	-	28,880	21,443

Net increase (decrease) in contract owners’ equity resulting from operations	$966,783	31,840	428,236	7,605	(3,950)	(103,398)	79,996	61,373

Investment Activity*:	WRASP	LZREMS	M2IGSS	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVF2
Reinvested dividends	$3,823	1,660	465	-	-	24,488	1,033	10,332
Mortality and expense risk charges (note 2)	(2,480)	(834)	(16,652)	(25,650)	(18,191)	(24,713)	(7,959)	(4,107)

Net investment income (loss)	1,343	826	(16,187)	(25,650)	(18,191)	(225)	(6,926)	6,225

Realized gain (loss) on investments	1,505	13,968	38,241	71,698	108,098	66,828	13,573	1,255
Change in unrealized gain (loss) on investments	(6,335)	(10,432)	95,978	(261,807)	(342,496)	356,201	38,026	(39,656)

Net gain (loss) on investments	(4,830)	3,536	134,219	(190,109)	(234,398)	423,029	51,599	(38,401)

Reinvested capital gains	24,650	-	192,281	480,612	276,698	48,132	20,025	25,814

Net increase (decrease) in contract owners’ equity resulting from operations	$21,163	4,362	310,313	264,853	24,109	470,936	64,698	(6,362)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	GBF	GEM2	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA
Reinvested dividends	$58,340	7,712	48,465	9,002	-	7,770	-	22,876
Mortality and expense risk charges (note 2)	(40,190)	(8,816)	(45,704)	(5,629)	(17,486)	(7,700)	(45,751)	(172,374)

Net investment income (loss)	18,150	(1,104)	2,761	3,373	(17,486)	70	(45,751)	(149,498)

Realized gain (loss) on investments	(13,008)	35,001	75,007	5,224	103,928	12,257	198,115	447,054
Change in unrealized gain (loss) on investments	(124,839)	(102,373)	429,681	(20,836)	102,634	120,486	449,745	1,183,826

Net gain (loss) on investments	(137,847)	(67,372)	504,688	(15,612)	206,562	132,743	647,860	1,630,880

Reinvested capital gains	-	-	26,524	2,505	43,233	13,434	65,280	221,076

Net increase (decrease) in contract owners’ equity resulting from operations	$(119,697)	(68,476)	533,973	(9,734)	232,309	146,247	667,389	1,702,458

Investment Activity*:	GVDMC	GVEX1	GVEX2	GVIDA	GVIDC	GVIDM	HIBF	MCIF
Reinvested dividends	$12,237	93,997	157,200	3,676	8,597	40,732	2,196	4,605
Mortality and expense risk charges (note 2)	(73,191)	(9,044)	(19,199)	(32,336)	(44,406)	(264,346)	(522)	(4,064)

Net investment income (loss)	(60,954)	84,953	138,001	(28,660)	(35,809)	(223,614)	1,674	541

Realized gain (loss) on investments	81,658	(188)	27,222	48,178	4,900	827,491	(5)	3,308
Change in unrealized gain (loss) on investments	237,982	(635)	168,553	308,301	64,275	1,009,965	132	58,431

Net gain (loss) on investments	319,640	(823)	195,775	356,479	69,175	1,837,456	127	61,739

Reinvested capital gains	50,099	-	6,411	47,388	23,090	243,552	-	6,706

Net increase (decrease) in contract owners’ equity resulting from operations	$308,785	84,130	340,187	375,207	56,456	1,857,394	1,801	68,986

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	MCIF2	NVAMV2	NVAMVZ	NVCBD1	NVCBD2	NVCCA2	NVCCN2	NVCMA2
Reinvested dividends	$244,080	856	21,380	220	9,776	1,139	338	74
Mortality and expense risk charges (note 2)	(57,550)	(959)	(22,823)	(128)	(5,854)	(7,723)	(3,280)	(510)

Net investment income (loss)	186,530	(103)	(1,443)	92	3,922	(6,584)	(2,942)	(436)

Realized gain (loss) on investments	48,007	5,274	81,853	(4)	125	2,271	164	50
Change in unrealized gain (loss) on investments	(228,171)	22,372	463,790	(646)	(33,139)	93,170	11,605	7,558

Net gain (loss) on investments	(180,164)	27,646	545,643	(650)	(33,014)	95,441	11,769	7,608

Reinvested capital gains	44,774	-	-	317	16,014	-	695	-

Net increase (decrease) in contract owners’ equity resulting from operations	$51,140	27,543	544,200	(241)	(13,078)	88,857	9,522	7,172

Investment Activity*:	NVCMC2	NVCMD2	NVCRA2	NVCRB2	NVDBL2	NVDCA2	NVIE6	NVLCP2
Reinvested dividends	$465	3,452	113	981	1,415	79	1,575	1,016
Mortality and expense risk charges (note 2)	(4,315)	(24,204)	(803)	(6,797)	(8,325)	(411)	(763)	(3,942)

Net investment income (loss)	(3,850)	(20,752)	(690)	(5,816)	(6,910)	(332)	812	(2,926)

Realized gain (loss) on investments	688	2,708	125	2,269	21,791	3,893	2,539	976
Change in unrealized gain (loss) on investments	26,801	260,346	14,907	63,306	31,269	186	4,045	(18,550)

Net gain (loss) on investments	27,489	263,054	15,032	65,575	53,060	4,079	6,584	(17,574)

Reinvested capital gains	82	-	-	-	6,720	707	-	13,070

Net increase (decrease) in contract owners’ equity resulting from operations	$23,721	242,302	14,342	59,759	52,870	4,454	7,396	(7,430)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVMIG6	NVMIVX	NVMIVZ	NVMLG2	NVMMG2	NVMMV2	NVNMO2	NVNSR1
Reinvested dividends	$97	869	9,184	-	-	1,789	173	42
Mortality and expense risk charges (note 2)	(533)	(287)	(3,122)	(335)	(1,905)	(2,535)	(762)	(140)

Net investment income (loss)	(436)	582	6,062	(335)	(1,905)	(746)	(589)	(98)

Realized gain (loss) on investments	540	64	4,444	392	222	(1,865)	914	(15)
Change in unrealized gain (loss) on investments	(10,003)	1,590	15,717	5,138	(34,375)	49,861	15,970	1,490

Net gain (loss) on investments	(9,463)	1,654	20,161	5,530	(34,153)	47,996	16,884	1,475

Reinvested capital gains	1,450	-	-	6,374	25,816	-	1,621	1,502

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,449)	2,236	26,223	11,569	(10,242)	47,250	17,916	2,879

Investment Activity*:	NVNSR2	NVOLG1	NVOLG2	NVRE2	NVSTB2	NVTIV3	SAM	SCF
Reinvested dividends	$67	264,537	182,543	10,112	400	65	3	-
Mortality and expense risk charges (note 2)	(205)	(747,877)	(485,317)	(12,105)	(471)	(25)	(93,994)	(3,573)

Net investment income (loss)	(138)	(483,340)	(302,774)	(1,993)	(71)	40	(93,991)	(3,573)

Realized gain (loss) on investments	(4)	172,628	(19,124)	3,058	107	26	-	3,552
Change in unrealized gain (loss) on investments	2,365	12,952,479	10,985,961	433,059	(717)	175	-	84,691

Net gain (loss) on investments	2,361	13,125,107	10,966,837	436,117	(610)	201	-	88,243

Reinvested capital gains	2,419	913,328	781,365	-	-	-	-	3,665

Net increase (decrease) in contract owners’ equity resulting from operations	$4,642	13,555,095	11,445,428	434,124	(681)	241	(93,991)	88,335

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	SCF2	SCGF2	SCVF	SCVF2	TRF2	AMSRS	PMVEBD	PMVFAD
Reinvested dividends	$-	-	-	-	167	645	68	2,005
Mortality and expense risk charges (note 2)	(12,439)	(6,556)	(730)	(10,532)	(345)	(1,643)	(15)	(385)

Net investment income (loss)	(12,439)	(6,556)	(730)	(10,532)	(178)	(998)	53	1,620

Realized gain (loss) on investments	8,391	8,452	(5,508)	(49,629)	196	1,551	2	(42)
Change in unrealized gain (loss) on investments	264,406	(9,352)	24,984	289,538	4,308	27,556	(161)	(5,314)

Net gain (loss) on investments	272,797	(900)	19,476	239,909	4,504	29,107	(159)	(5,356)

Reinvested capital gains	12,656	56,256	-	-	1,455	3,296	-	58

Net increase (decrease) in contract owners’ equity resulting from operations	$273,014	48,800	18,746	229,377	5,781	31,405	(106)	(3,678)

Investment Activity*:	PMVLAD	PVEIB	PVGOB	PVTIGB	PVTSCB	VWHA	VWHAS	WFVSCG
Reinvested dividends	$2,943	1,258	-	482	137	25	762	-
Mortality and expense risk charges (note 2)	(7,049)	(1,233)	(5,111)	(477)	(211)	(54)	(2,680)	(665)

Net investment income (loss)	(4,106)	25	(5,111)	5	(74)	(29)	(1,918)	(665)

Realized gain (loss) on investments	(375)	2,852	45,499	1,825	(4,474)	(30)	753	773
Change in unrealized gain (loss) on investments	(9,606)	16,282	2,691	(285)	12,735	965	38,073	(3,803)

Net gain (loss) on investments	(9,981)	19,134	48,190	1,540	8,261	935	38,826	(3,030)

Reinvested capital gains	-	3,915	41,776	1,488	-	-	-	7,718

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,087)	23,074	84,855	3,033	8,187	906	36,908	4,023

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		ALVGIB		ALVIVB		ALVPGB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,472,908)	(206,998)	(8,275)	2,564	998	667	(17,862)	(13,996)
Realized gain (loss) on investments	25,365,535	6,167,737	161,534	69,552	(5,302)	(7,317)	40,344	37,184
Change in unrealized gain (loss) on investments	29,473,616	25,543,400	229,728	(141,779)	23,622	7,707	227,363	209,142
Reinvested capital gains	19,157,617	19,715,115	-	74,188	-	-	108,709	96,893

Net increase (decrease) in contract owners’ equity resulting from operations	72,523,860	51,219,254	382,987	4,525	19,318	1,057	358,554	329,223

Equity transactions:
Purchase payments received from contract owners (note 4)	3,274,521	4,753,061	6,511	11,976	-	-	2,811	2,395
Transfers between funds	-	-	(108,361)	(36,429)	-	(32)	(31,627)	27,052
Redemptions (notes 2, 3, and 4)	(40,913,301)	(40,130,577)	(181,918)	(73,868)	(15,333)	(6,969)	(35,272)	(159,579)
Adjustments to maintain reserves	(9,977)	(6,174)	(37)	73	(62)	23	(24)	35

Net equity transactions	(37,648,757)	(35,383,690)	(283,805)	(98,248)	(15,395)	(6,978)	(64,112)	(130,097)

Net change in contract owners’ equity	34,875,103	15,835,564	99,182	(93,723)	3,923	(5,921)	294,442	199,126
Contract owners’ equity at beginning of period	392,322,310	376,486,746	1,527,739	1,621,462	201,855	207,776	1,353,878	1,154,752

Contract owners’ equity at end of period	$427,197,413	392,322,310	1,626,921	1,527,739	205,778	201,855	1,648,320	1,353,878

CHANGE IN UNITS:
Beginning units	12,571,415	13,649,566	52,616	56,557	11,035	11,466	29,668	33,723
Units purchased	2,417,105	1,831,840	341	1,622	-	-	188	1,604
Units redeemed	(2,832,469)	(2,909,991)	(8,644)	(5,563)	(748)	(431)	(1,414)	(5,659)

Ending units	12,156,051	12,571,415	44,313	52,616	10,287	11,035	28,442	29,668

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ALVSVB		MLVGA3		DSIF		DSIFS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(13,432)	(7,135)	(5,725)	2,503	286	2,652	(6,969)	3,308
Realized gain (loss) on investments	2,780	(146,151)	24,355	325	37,273	13,116	882,704	98,873
Change in unrealized gain (loss) on investments	683,860	19,475	(210,357)	175,582	89,342	39,993	(489,279)	73,341
Reinvested capital gains	-	86,559	275,765	91,624	27,787	33,306	99,357	107,312

Net increase (decrease) in contract owners’ equity resulting from operations	673,208	(47,252)	84,038	270,034	154,688	89,067	485,813	282,834

Equity transactions:
Purchase payments received from contract owners (note 4)	10,494	5,875	33,735	1,254	1,365	1,369	127	7,659
Transfers between funds	(36,188)	(94,965)	(40,774)	46,159	(8,863)	575	(2,388,969)	(49,335)
Redemptions (notes 2, 3, and 4)	(237,204)	(216,843)	(73,942)	(58,687)	(54,797)	(20,688)	(103,734)	(154,111)
Adjustments to maintain reserves	42	138	(88)	6	(9)	62	52	(26)

Net equity transactions	(262,856)	(305,795)	(81,069)	(11,268)	(62,304)	(18,682)	(2,492,524)	(195,813)

Net change in contract owners’ equity	410,352	(353,047)	2,969	258,766	92,384	70,385	(2,006,711)	87,021
Contract owners’ equity at beginning of period	2,056,575	2,409,622	1,652,395	1,393,629	617,599	547,214	2,006,711	1,919,690

Contract owners’ equity at end of period	$2,466,927	2,056,575	1,655,364	1,652,395	709,983	617,599	-	2,006,711

CHANGE IN UNITS:
Beginning units	51,694	61,514	74,605	75,010	15,045	15,566	45,422	50,797
Units purchased	1,369	2,198	3,133	6,585	29	167	1,747	6,615
Units redeemed	(6,826)	(12,018)	(6,691)	(6,990)	(1,457)	(688)	(47,169)	(11,990)

Ending units	46,237	51,694	71,047	74,605	13,617	15,045	-	45,422

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DSRG		DVMCSS		DVSCS		ETVFR
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(415)	(26)	(690)	(461)	(1,102)	16	673	863
Realized gain (loss) on investments	1,159	638	102	(4,745)	3,962	1,304	(4)	(408)
Change in unrealized gain (loss) on investments	22,973	17,399	18,677	17,859	47,548	2,760	232	(344)
Reinvested capital gains	2,538	1,017	475	-	3,479	11,412	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,255	19,028	18,564	12,653	53,887	15,492	901	111

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	1,496	957	-	-	-	-
Transfers between funds	-	1,469	31,271	(8,231)	(3,523)	(10,833)	3,257	(5,147)
Redemptions (notes 2, 3, and 4)	(662)	(404)	(2,307)	(2,197)	(5,435)	(4,161)	(511)	(1,931)
Adjustments to maintain reserves	47	18	7	25	(20)	28	(16)	(4)

Net equity transactions	(615)	1,083	30,467	(9,446)	(8,978)	(14,966)	2,730	(7,082)

Net change in contract owners’ equity	25,640	20,111	49,031	3,207	44,909	526	3,631	(6,971)
Contract owners’ equity at beginning of period	102,827	82,716	68,030	64,823	220,997	220,471	33,547	40,518

Contract owners’ equity at end of period	$128,467	102,827	117,061	68,030	265,906	220,997	37,178	33,547

CHANGE IN UNITS:
Beginning units	2,835	2,800	4,714	4,796	5,045	5,508	2,946	3,593
Units purchased	-	48	1,963	3,372	4	83	280	34
Units redeemed	(16)	(13)	(163)	(3,454)	(182)	(546)	(45)	(681)

Ending units	2,819	2,835	6,514	4,714	4,867	5,045	3,181	2,946

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FHIBS		FQB		FQBS		FVK2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$61,527	80,423	15,104	15,416	14,779	18,917	(757)	(640)
Realized gain (loss) on investments	(28,110)	(47,064)	14,039	1,798	1,935	(2,151)	417	161
Change in unrealized gain (loss) on investments	21,324	28,603	(58,372)	43,934	(61,133)	61,101	(3,299)	9,807
Reinvested capital gains	-	-	8,210	2,783	10,870	3,888	4,591	5,258

Net increase (decrease) in contract owners’ equity resulting from operations	54,741	61,962	(21,019)	63,931	(33,549)	81,755	952	14,586

Equity transactions:
Purchase payments received from contract owners (note 4)	2,523	5,026	1,826	3,291	1,661	4,928	-	-
Transfers between funds	(86,944)	(22,386)	(107,052)	(8,042)	21,350	(7,008)	-	-
Redemptions (notes 2, 3, and 4)	(183,274)	(198,986)	(193,607)	(31,229)	(130,368)	(124,400)	(877)	(820)
Adjustments to maintain reserves	39	(138)	(27)	26	29	(54)	10	(4)

Net equity transactions	(267,656)	(216,484)	(298,860)	(35,954)	(107,328)	(126,534)	(867)	(824)

Net change in contract owners’ equity	(212,915)	(154,522)	(319,879)	27,977	(140,877)	(44,779)	85	13,762
Contract owners’ equity at beginning of period	1,719,401	1,873,923	975,371	947,394	1,267,979	1,312,758	68,141	54,379

Contract owners’ equity at end of period	$1,506,486	1,719,401	655,492	975,371	1,127,102	1,267,979	68,226	68,141

CHANGE IN UNITS:
Beginning units	57,677	65,510	51,603	53,565	69,014	76,332	1,694	1,722
Units purchased	654	2,419	1,188	651	1,887	990	-	-
Units redeemed	(9,222)	(10,252)	(17,310)	(2,613)	(7,923)	(8,308)	(22)	(28)

Ending units	49,109	57,677	35,481	51,603	62,978	69,014	1,672	1,694

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FVU2S		FAM2		FAMG2		FAMGP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,983	4,551	2,283	910	950	(358)	(216)	(1,762)
Realized gain (loss) on investments	1,241	(2,532)	3,563	31,104	4,547	15,718	62,185	24,056
Change in unrealized gain (loss) on investments	58,981	(9,326)	36,278	26,834	39,920	36,256	39,610	94,974
Reinvested capital gains	-	-	3,162	7,252	6,339	5,295	13,559	11,988

Net increase (decrease) in contract owners’ equity resulting from operations	62,205	(7,307)	45,286	66,100	51,756	56,911	115,138	129,256

Equity transactions:
Purchase payments received from contract owners (note 4)	1,866	9,420	-	-	-	-	1,415	1,506
Transfers between funds	704	(39,608)	(9,953)	(16,391)	-	-	(39,270)	40,335
Redemptions (notes 2, 3, and 4)	(6,941)	(41,740)	(2,270)	(142,463)	(9,438)	(71,962)	(88,448)	(84,402)
Adjustments to maintain reserves	(31)	38	(43)	6	(10)	24	35	(48)

Net equity transactions	(4,402)	(71,890)	(12,266)	(158,848)	(9,448)	(71,938)	(126,268)	(42,609)

Net change in contract owners’ equity	57,803	(79,197)	33,020	(92,748)	42,308	(15,027)	(11,130)	86,647
Contract owners’ equity at beginning of period	367,308	446,505	529,761	622,509	416,879	431,906	977,695	891,048

Contract owners’ equity at end of period	$425,111	367,308	562,781	529,761	459,187	416,879	966,565	977,695

CHANGE IN UNITS:
Beginning units	34,289	41,532	23,975	31,945	20,260	24,283	31,233	32,891
Units purchased	236	1,097	-	-	-	-	394	1,953
Units redeemed	(605)	(8,340)	(517)	(7,970)	(435)	(4,023)	(4,156)	(3,611)

Ending units	33,920	34,289	23,458	23,975	19,825	20,260	27,471	31,233

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FAMGS		FAMP		FAMS		FB2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,139	(83)	1,682	1,062	3,516	2,282	(5,497)	1,825
Realized gain (loss) on investments	53,581	12,225	17,261	2,219	17,078	7,436	44,915	32,086
Change in unrealized gain (loss) on investments	(2,470)	55,313	97,689	160,335	43,000	92,584	75,817	185,984
Reinvested capital gains	7,106	6,648	7,896	18,961	4,293	10,365	108,138	18,248

Net increase (decrease) in contract owners’ equity resulting from operations	59,356	74,103	124,528	182,577	67,887	112,667	223,373	238,143

Equity transactions:
Purchase payments received from contract owners (note 4)	125	-	589	624	-	1,650	(57)	-
Transfers between funds	(30,325)	(22,290)	(57,812)	17,310	-	-	(17,571)	(26,372)
Redemptions (notes 2, 3, and 4)	(63,790)	(24,789)	(175,036)	(202,068)	(88,401)	(249,124)	(88,939)	(113,212)
Adjustments to maintain reserves	(3)	53	(409)	(270)	(34)	23	(28)	88

Net equity transactions	(93,993)	(47,026)	(232,668)	(184,404)	(88,435)	(247,451)	(106,595)	(139,496)

Net change in contract owners’ equity	(34,637)	27,077	(108,140)	(1,827)	(20,548)	(134,784)	116,778	98,647
Contract owners’ equity at beginning of period	515,604	488,527	1,558,148	1,559,975	799,601	934,385	1,363,167	1,264,520

Contract owners’ equity at end of period	$480,967	515,604	1,450,008	1,558,148	779,053	799,601	1,479,945	1,363,167

CHANGE IN UNITS:
Beginning units	19,401	21,283	50,279	56,988	28,575	38,052	44,747	50,153
Units purchased	5	-	23	642	-	82	-	-
Units redeemed	(3,252)	(1,882)	(7,049)	(7,351)	(2,972)	(9,559)	(3,120)	(5,406)

Ending units	16,154	19,401	43,253	50,279	25,603	28,575	41,627	44,747

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FBP		FBS		FDCA2		FDCAS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(60,107)	2,127	(3,149)	7,762	(14,989)	(13,491)	(2,513)	(2,199)
Realized gain (loss) on investments	550,237	530,091	58,882	52,933	70,637	15,441	5,918	1,273
Change in unrealized gain (loss) on investments	518,910	1,408,518	140,661	290,464	115,098	356,677	44,218	77,004
Reinvested capital gains	926,425	156,227	171,792	28,331	149,605	18,708	34,187	3,584

Net increase (decrease) in contract owners’ equity resulting from operations	1,935,465	2,096,963	368,186	379,490	320,351	377,335	81,810	79,662

Equity transactions:
Purchase payments received from contract owners (note 4)	70,014	121,108	-	1,000	1,525	2,828	-	-
Transfers between funds	188,218	(442,809)	(98,156)	22,286	(286)	(4,325)	41,930	(25)
Redemptions (notes 2, 3, and 4)	(1,091,675)	(1,105,788)	(36,232)	(199,979)	(236,211)	(146,960)	(5,821)	(25)
Adjustments to maintain reserves	(74)	(99)	(19)	19	(138)	17	(21)	17

Net equity transactions	(833,517)	(1,427,588)	(134,407)	(176,674)	(235,110)	(148,440)	36,088	(33)

Net change in contract owners’ equity	1,101,948	669,375	233,779	202,816	85,241	228,895	117,898	79,629
Contract owners’ equity at beginning of period	11,871,339	11,201,964	2,202,595	1,999,779	1,507,520	1,278,625	326,977	247,348

Contract owners’ equity at end of period	$12,973,287	11,871,339	2,436,374	2,202,595	1,592,761	1,507,520	444,875	326,977

CHANGE IN UNITS:
Beginning units	230,735	262,331	59,304	65,209	48,813	54,566	9,998	9,999
Units purchased	9,338	8,598	10	1,737	187	327	1,185	-
Units redeemed	(23,572)	(40,194)	(3,234)	(7,642)	(6,959)	(6,080)	(150)	(1)

Ending units	216,501	230,735	56,080	59,304	42,041	48,813	11,033	9,998

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FEI2		FEIP		FEIS		FG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$43,250	34,264	34,972	25,319	49,593	40,103	(109,018)	(84,384)
Realized gain (loss) on investments	109,462	14,875	139,916	30,371	121,415	36,338	579,389	880,803
Change in unrealized gain (loss) on investments	602,070	(93,171)	551,677	(75,132)	493,096	(43,422)	(621,738)	1,437,498
Reinvested capital gains	931,537	341,718	820,158	301,949	738,375	262,397	2,107,704	746,140

Net increase (decrease) in contract owners’ equity resulting from operations	1,686,319	297,686	1,546,723	282,507	1,402,479	295,416	1,956,337	2,980,057

Equity transactions:
Purchase payments received from contract owners (note 4)	24,029	71,164	9,040	19,793	2,287	3,596	48,413	29,057
Transfers between funds	(205,826)	(114,879)	(36,221)	(32,942)	(116,223)	(69,345)	(125,908)	2,585
Redemptions (notes 2, 3, and 4)	(457,412)	(912,340)	(733,154)	(648,627)	(561,084)	(411,357)	(736,866)	(912,073)
Adjustments to maintain reserves	44	57	292	80	(51)	25	(38)	40

Net equity transactions	(639,165)	(955,998)	(760,043)	(661,696)	(675,071)	(477,081)	(814,399)	(880,391)

Net change in contract owners’ equity	1,047,154	(658,312)	786,680	(379,189)	727,408	(181,665)	1,141,938	2,099,666
Contract owners’ equity at beginning of period	7,458,461	8,116,773	6,919,558	7,298,747	6,164,107	6,345,772	9,417,739	7,318,073

Contract owners’ equity at end of period	$8,505,615	7,458,461	7,706,238	6,919,558	6,891,515	6,164,107	10,559,677	9,417,739

CHANGE IN UNITS:
Beginning units	269,614	309,177	181,413	201,505	197,168	213,668	309,788	341,782
Units purchased	972	5,056	667	3,022	142	740	3,058	24,480
Units redeemed	(20,852)	(44,619)	(18,221)	(23,114)	(20,301)	(17,240)	(27,127)	(56,474)

Ending units	249,734	269,614	163,859	181,413	177,009	197,168	285,719	309,788

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FGI2		FGIP		FGIS		FGP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$39,763	23,982	(41,153)	27,500	(27,601)	46,618	(210,057)	(158,150)
Realized gain (loss) on investments	172,554	221,869	1,797,172	204,965	2,162,061	134,110	1,498,012	919,119
Change in unrealized gain (loss) on investments	387,678	(234,425)	(843,685)	(210,685)	(1,075,947)	(119,069)	(1,508,006)	2,397,947
Reinvested capital gains	167,027	161,528	114,347	200,447	132,288	226,031	3,132,485	1,132,226

Net increase (decrease) in contract owners’ equity resulting from operations	767,022	172,954	1,026,681	222,227	1,190,801	287,690	2,912,434	4,291,142

Equity transactions:
Purchase payments received from contract owners (note 4)	4,224	16,553	38,422	23,422	37	80	136,388	15,091
Transfers between funds	(86,935)	(161,405)	(4,975,412)	(126,767)	(5,728,186)	(64,064)	(545,180)	(172,767)
Redemptions (notes 2, 3, and 4)	(207,100)	(198,676)	(383,335)	(219,470)	(356,938)	(119,521)	(1,133,254)	(778,324)
Adjustments to maintain reserves	(139)	67	109	(6)	55	128	(3,490)	(5,093)

Net equity transactions	(289,950)	(343,461)	(5,320,216)	(322,821)	(6,085,032)	(183,377)	(1,545,536)	(941,093)

Net change in contract owners’ equity	477,072	(170,507)	(4,293,535)	(100,594)	(4,894,231)	104,313	1,366,898	3,350,049
Contract owners’ equity at beginning of period	3,250,924	3,421,431	4,293,918	4,394,512	4,954,066	4,849,753	14,301,404	10,951,355

Contract owners’ equity at end of period	$3,727,996	3,250,924	383	4,293,918	59,835	4,954,066	15,668,302	14,301,404

CHANGE IN UNITS:
Beginning units	124,590	139,310	101,837	110,788	137,168	142,917	214,535	233,086
Units purchased	534	3,008	2,168	1,302	9	672	8,676	8,014
Units redeemed	(10,336)	(17,728)	(104,005)	(10,253)	(137,175)	(6,421)	(29,644)	(26,565)

Ending units	114,788	124,590	-	101,837	2	137,168	193,567	214,535

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FGS		FHI2		FHIP		FHIS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(129,805)	(97,876)	70,186	62,979	180,373	163,628	91,549	85,843
Realized gain (loss) on investments	1,306,263	387,149	(11,848)	(25,126)	(40,616)	(21,716)	(3,949)	(13,325)
Change in unrealized gain (loss) on investments	(1,370,402)	2,596,799	(5,906)	(28,428)	(4,207)	(91,069)	(11,885)	(43,389)
Reinvested capital gains	2,771,146	996,684	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,577,202	3,882,756	52,432	9,425	135,550	50,843	75,715	29,129

Equity transactions:
Purchase payments received from contract owners (note 4)	-	1,878	4,924	2,530	76,149	37,679	-	-
Transfers between funds	(241,197)	(231,306)	43,218	(26,602)	39,393	8,987	(64,403)	(32,589)
Redemptions (notes 2, 3, and 4)	(1,643,862)	(392,100)	(117,665)	(142,017)	(422,456)	(358,705)	(118,106)	(80,000)
Adjustments to maintain reserves	(65)	(3)	(103)	57	(171)	(330)	(31)	19

Net equity transactions	(1,885,124)	(621,531)	(69,626)	(166,032)	(307,085)	(312,369)	(182,540)	(112,570)

Net change in contract owners’ equity	692,078	3,261,225	(17,194)	(156,607)	(171,535)	(261,526)	(106,825)	(83,441)
Contract owners’ equity at beginning of period	12,846,659	9,585,434	1,682,301	1,838,908	4,717,824	4,979,350	2,255,104	2,338,545

Contract owners’ equity at end of period	$13,538,737	12,846,659	1,665,107	1,682,301	4,546,289	4,717,824	2,148,279	2,255,104

CHANGE IN UNITS:
Beginning units	215,599	228,952	87,368	96,807	217,364	232,341	117,741	124,096
Units purchased	15	853	3,304	1,387	5,914	4,303	428	1,347
Units redeemed	(29,253)	(14,206)	(6,745)	(10,826)	(19,886)	(19,280)	(9,732)	(7,702)

Ending units	186,361	215,599	83,927	87,368	203,392	217,364	108,437	117,741

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FIGBP		FIP		FMC2		FMCP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$56,327	69,709	21,515	127,810	(116,968)	(66,138)	(16,863)	(11,182)
Realized gain (loss) on investments	58,234	45,608	1,911,068	1,819,010	4,601,035	37,750	94,466	(15,859)
Change in unrealized gain (loss) on investments	(419,332)	443,450	4,454,286	1,641,876	(1,599,824)	1,640,201	47,278	314,698
Reinvested capital gains	180,527	2,699	204,241	77,796	46,874	-	352,736	-

Net increase (decrease) in contract owners’ equity resulting from operations	(124,244)	561,466	6,591,110	3,666,492	2,931,117	1,611,813	477,617	287,657

Equity transactions:
Purchase payments received from contract owners (note 4)	27,496	42,609	101,431	72,489	39,477	10,918	31,865	6,653
Transfers between funds	258,060	(106,418)	(704,274)	(281,972)	(13,886,149)	(221,593)	33,538	(19,388)
Redemptions (notes 2, 3, and 4)	(545,321)	(750,899)	(1,692,333)	(2,095,341)	(608,346)	(1,045,525)	(211,303)	(111,946)
Adjustments to maintain reserves	36	78	217	164	76	(3)	(171)	26

Net equity transactions	(259,729)	(814,630)	(2,294,959)	(2,304,660)	(14,454,942)	(1,256,203)	(146,071)	(124,655)

Net change in contract owners’ equity	(383,973)	(253,164)	4,296,151	1,361,832	(11,523,825)	355,610	331,546	163,002
Contract owners’ equity at beginning of period	7,056,811	7,309,975	25,673,612	24,311,780	11,526,662	11,171,052	2,019,873	1,856,871

Contract owners’ equity at end of period	$6,672,838	7,056,811	29,969,763	25,673,612	2,837	11,526,662	2,351,419	2,019,873

CHANGE IN UNITS:
Beginning units	278,774	312,503	551,361	607,919	213,117	241,230	21,576	23,138
Units purchased	17,572	11,670	2,904	7,715	833	3,028	2,921	138
Units redeemed	(28,345)	(45,399)	(46,771)	(64,273)	(213,950)	(31,141)	(4,235)	(1,700)

Ending units	268,001	278,774	507,494	551,361	-	213,117	20,262	21,576

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FMCS		FMMP		FO2		FOP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(64,481)	(23,715)	(64,043)	(41,945)	(15,336)	(15,584)	(52,407)	(51,117)
Realized gain (loss) on investments	3,068,371	59,002	-	-	58,867	22,548	518,069	356,354
Change in unrealized gain (loss) on investments	(1,240,627)	988,033	-	-	149,673	227,881	72,634	380,973
Reinvested capital gains	27,711	-	-	-	159,479	8,139	436,870	24,464

Net increase (decrease) in contract owners’ equity resulting from operations	1,790,974	1,023,320	(64,043)	(41,945)	352,683	242,984	975,166	710,674

Equity transactions:
Purchase payments received from contract owners (note 4)	4,126	4,585	879,330	664,058	12,301	3,584	34,673	95,052
Transfers between funds	(8,061,740)	(14,450)	1,986,256	3,420,715	(42,115)	(36,056)	(150,669)	(316,276)
Redemptions (notes 2, 3, and 4)	(824,793)	(95,554)	(2,608,146)	(2,666,333)	(147,092)	(176,010)	(678,745)	(467,777)
Adjustments to maintain reserves	93	(122)	9	(195)	12	125	(557)	(76)

Net equity transactions	(8,882,314)	(105,541)	257,449	1,418,245	(176,894)	(208,357)	(795,298)	(689,077)

Net change in contract owners’ equity	(7,091,340)	917,779	193,406	1,376,300	175,789	34,627	179,868	21,597
Contract owners’ equity at beginning of period	7,091,340	6,173,561	4,758,018	3,381,718	2,025,043	1,990,416	5,779,620	5,758,023

Contract owners’ equity at end of period	$-	7,091,340	4,951,424	4,758,018	2,200,832	2,025,043	5,959,488	5,779,620

CHANGE IN UNITS:
Beginning units	72,392	73,665	391,363	276,218	118,942	133,700	202,392	229,946
Units purchased	43	193	272,687	401,811	804	3,513	1,306	10,454
Units redeemed	(72,435)	(1,466)	(251,177)	(286,666)	(10,488)	(18,271)	(26,917)	(38,008)

Ending units	-	72,392	412,873	391,363	109,258	118,942	176,781	202,392

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FOS		FV2		FVS		FVSS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(10,292)	(9,820)	1,310	437	1,431	672	666	219
Realized gain (loss) on investments	30,654	11,163	13,738	7,826	3,803	1,505	1,768	1,381
Change in unrealized gain (loss) on investments	145,779	202,922	35,803	(5,300)	26,315	557	23,131	691
Reinvested capital gains	135,174	6,737	41,258	12,141	26,176	7,026	12,089	5,427

Net increase (decrease) in contract owners’ equity resulting from operations	301,315	211,002	92,109	15,104	57,725	9,760	37,654	7,718

Equity transactions:
Purchase payments received from contract owners (note 4)	249	248	-	-	-	-	-	-
Transfers between funds	(45,332)	(39,263)	(25,307)	4,139	(25)	17	(2,706)	260
Redemptions (notes 2, 3, and 4)	(47,769)	(46,067)	(21,694)	(23,809)	(6,540)	(5,580)	(1,272)	(4,375)
Adjustments to maintain reserves	(22)	53	(27)	(38)	7	10	(14)	13

Net equity transactions	(92,874)	(85,029)	(47,028)	(19,708)	(6,558)	(5,553)	(3,992)	(4,102)

Net change in contract owners’ equity	208,441	125,973	45,081	(4,604)	51,167	4,207	33,662	3,616
Contract owners’ equity at beginning of period	1,695,171	1,569,198	340,170	344,774	201,999	197,792	119,160	115,544

Contract owners’ equity at end of period	$1,903,612	1,695,171	385,251	340,170	253,166	201,999	152,822	119,160

CHANGE IN UNITS:
Beginning units	68,848	72,812	12,421	13,177	6,927	7,136	3,330	3,462
Units purchased	11	14	53	409	-	1	-	62
Units redeemed	(3,497)	(3,978)	(1,497)	(1,165)	(181)	(210)	(99)	(194)

Ending units	65,362	68,848	10,977	12,421	6,746	6,927	3,231	3,330

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FVSS2		FTVFA2		FTVRDI		TIF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,201	(610)	2,347	1,501	947	3,681	590	1,826
Realized gain (loss) on investments	16,061	9,858	(23,313)	(6,338)	321,039	18,759	7,446	1,215
Change in unrealized gain (loss) on investments	174,873	(11,242)	67,923	(68,943)	(133,311)	59,527	(4,884)	(5,478)
Reinvested capital gains	87,894	44,189	-	121,117	32,003	45,571	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	280,029	42,195	46,957	47,337	220,678	127,538	3,152	(2,437)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,641	2,030	-	2,106	-	-	-	-
Transfers between funds	(7,935)	(33,677)	(87,311)	-	(1,126,824)	(19,633)	-	-
Redemptions (notes 2, 3, and 4)	(45,498)	(82,384)	(12,525)	(22,901)	(56,218)	(80,246)	(19,588)	(4,599)
Adjustments to maintain reserves	(13)	152	(15)	25	(92)	78	(33)	23

Net equity transactions	(50,805)	(113,879)	(99,851)	(20,770)	(1,183,134)	(99,801)	(19,621)	(4,576)

Net change in contract owners’ equity	229,224	(71,684)	(52,894)	26,567	(962,456)	27,737	(16,469)	(7,013)
Contract owners’ equity at beginning of period	893,595	965,279	490,848	464,281	962,456	934,719	79,320	86,333

Contract owners’ equity at end of period	$1,122,819	893,595	437,954	490,848	-	962,456	62,851	79,320

CHANGE IN UNITS:
Beginning units	27,895	32,063	28,635	29,901	23,237	25,941	4,374	4,666
Units purchased	680	706	153	139	3	147	-	-
Units redeemed	(1,997)	(4,874)	(5,523)	(1,405)	(23,240)	(2,851)	(1,017)	(292)

Ending units	26,578	27,895	23,265	28,635	-	23,237	3,357	4,374

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACC2		ACEG2		AVCE2		AVGI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$11,281	24,944	(22,176)	(22,953)	(3,176)	(1,223)	(52)	84
Realized gain (loss) on investments	202,996	181,771	992,964	189,097	3,741	26,659	(1,227)	(216)
Change in unrealized gain (loss) on investments	559,803	(410,848)	(835,783)	401,763	79,967	(64,854)	12,893	(4,220)
Reinvested capital gains	-	65,891	254,328	167,383	7,950	80,800	2,294	9,392

Net increase (decrease) in contract owners’ equity resulting from operations	774,080	(138,242)	389,333	735,290	88,482	41,382	13,908	5,040

Equity transactions:
Purchase payments received from contract owners (note 4)	10,131	26,964	9,246	37,838	900	11,968	-	-
Transfers between funds	(247,978)	(122,684)	(2,522,186)	(18,727)	(64,542)	(65,853)	55,935	-
Redemptions (notes 2, 3, and 4)	(310,193)	(353,548)	(220,285)	(346,845)	(35,500)	(93,683)	(5,523)	(739)
Adjustments to maintain reserves	(24)	71	(120)	(22)	(35)	46	15	8

Net equity transactions	(548,064)	(449,197)	(2,733,345)	(327,756)	(99,177)	(147,522)	50,427	(731)

Net change in contract owners’ equity	226,016	(587,439)	(2,344,012)	407,534	(10,695)	(106,140)	64,335	4,309
Contract owners’ equity at beginning of period	2,608,679	3,196,118	2,371,099	1,963,565	386,892	493,032	45,354	41,045

Contract owners’ equity at end of period	$2,834,695	2,608,679	27,087	2,371,099	376,197	386,892	109,689	45,354

CHANGE IN UNITS:
Beginning units	95,369	114,445	57,271	66,685	16,688	23,823	1,867	1,901
Units purchased	798	3,782	218	1,650	718	743	1,857	-
Units redeemed	(17,243)	(22,858)	(57,489)	(11,064)	(4,513)	(7,878)	(210)	(34)

Ending units	78,924	95,369	-	57,271	12,893	16,688	3,514	1,867

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AVIE2		AVMCCI		OVAG		OVAG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(84)	659	(978)	(436)	(226)	(118)	(1,633)	(895)
Realized gain (loss) on investments	5,948	4,951	1,733	872	321	36	16,477	2,015
Change in unrealized gain (loss) on investments	(7,518)	803	26,980	(14,255)	1,024	6,278	(8,636)	46,302
Reinvested capital gains	4,836	1,554	-	23,765	2,251	-	17,875	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,182	7,967	27,735	9,946	3,370	6,196	24,083	47,422

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	(6,508)	1,981	-	13,163	(24,930)	108,146
Redemptions (notes 2, 3, and 4)	(9,495)	(8,948)	(6,496)	(3,123)	(638)	(76)	(19,420)	(4,648)
Adjustments to maintain reserves	(19)	20	(19)	27	(13)	(3)	19	(27)

Net equity transactions	(9,514)	(8,928)	(13,023)	(1,115)	(651)	13,084	(44,331)	103,471

Net change in contract owners’ equity	(6,332)	(961)	14,712	8,831	2,719	19,280	(20,248)	150,893
Contract owners’ equity at beginning of period	74,924	75,885	131,186	122,355	19,280	-	150,893	-

Contract owners’ equity at end of period	$68,592	74,924	145,898	131,186	21,999	19,280	130,645	150,893

CHANGE IN UNITS:
Beginning units	2,347	2,670	4,377	4,412	1,310	-	10,277	-
Units purchased	-	-	-	81	-	1,316	54	10,811
Units redeemed	(290)	(323)	(379)	(116)	(41)	(6)	(2,761)	(534)

Ending units	2,057	2,347	3,998	4,377	1,269	1,310	7,570	10,277

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVGIS		OVGS		OVGSS		OVIGS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(19,843)	1,530	(2,530)	(738)	(36,671)	(21,304)	(581)	(196)
Realized gain (loss) on investments	978,446	283,698	10,537	292	127,198	75,117	11,428	742
Change in unrealized gain (loss) on investments	(227,445)	(217,989)	11,959	42,547	171,728	551,038	(9,093)	9,256
Reinvested capital gains	235,625	375,057	11,874	7,126	165,981	109,064	5,851	731

Net increase (decrease) in contract owners’ equity resulting from operations	966,783	442,296	31,840	49,227	428,236	713,915	7,605	10,533

Equity transactions:
Purchase payments received from contract owners (note 4)	11,269	14,410	-	-	4,298	982	-	-
Transfers between funds	(4,411,012)	(170,502)	211	(206)	(123,173)	(219,789)	(68,636)	-
Redemptions (notes 2, 3, and 4)	(426,636)	(567,264)	(35,675)	(7,909)	(272,599)	(639,922)	(2,821)	(2,404)
Adjustments to maintain reserves	(92)	196	1	(19)	(27)	(34)	6	1

Net equity transactions	(4,826,471)	(723,160)	(35,463)	(8,134)	(391,501)	(858,763)	(71,451)	(2,403)

Net change in contract owners’ equity	(3,859,688)	(280,864)	(3,623)	41,093	36,735	(144,848)	(63,846)	8,130
Contract owners’ equity at beginning of period	3,859,688	4,140,552	237,235	196,142	3,221,442	3,366,290	63,846	55,716

Contract owners’ equity at end of period	$-	3,859,688	233,612	237,235	3,258,177	3,221,442	-	63,846

CHANGE IN UNITS:
Beginning units	117,600	141,461	5,136	5,361	72,493	95,666	4,750	4,966
Units purchased	502	2,080	4	1	1,196	110	-	-
Units redeemed	(118,102)	(25,941)	(714)	(226)	(9,257)	(23,283)	(4,750)	(216)

Ending units	-	117,600	4,426	5,136	64,432	72,493	-	4,750

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVSB		OVSBS		OVSC		OVSCS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$3,292	3,775	64,096	96,165	(3,190)	(1,294)	(3,151)	(1,902)
Realized gain (loss) on investments	(594)	(2,488)	(55,052)	(28,181)	7,802	(408)	5,235	(13,404)
Change in unrealized gain (loss) on investments	(6,648)	94	(112,442)	(32,500)	46,504	56,372	37,846	46,625
Reinvested capital gains	-	-	-	-	28,880	4,340	21,443	3,838

Net increase (decrease) in contract owners’ equity resulting from operations	(3,950)	1,381	(103,398)	35,484	79,996	59,010	61,373	35,157

Equity transactions:
Purchase payments received from contract owners (note 4)	203	350	6,519	25,641	1,838	1,920	180	30
Transfers between funds	9,351	(5,177)	(10,626)	(43,056)	44,389	18	(953)	(36,161)
Redemptions (notes 2, 3, and 4)	(3,270)	(11,579)	(240,722)	(177,329)	(30,688)	(1,234)	(14,451)	(12,986)
Adjustments to maintain reserves	(18)	8	(56)	124	(40)	-	(15)	(16)

Net equity transactions	6,266	(16,398)	(244,885)	(194,620)	15,499	704	(15,239)	(49,133)

Net change in contract owners’ equity	2,316	(15,017)	(348,283)	(159,136)	95,495	59,714	46,134	(13,976)
Contract owners’ equity at beginning of period	84,655	99,672	2,331,425	2,490,561	375,181	315,467	297,232	311,208

Contract owners’ equity at end of period	$86,971	84,655	1,983,142	2,331,425	470,676	375,181	343,366	297,232

CHANGE IN UNITS:
Beginning units	7,305	8,796	110,004	119,493	7,683	7,663	11,010	13,627
Units purchased	844	157	4,192	2,770	812	54	138	135
Units redeemed	(293)	(1,648)	(16,212)	(12,259)	(542)	(34)	(622)	(2,752)

Ending units	7,856	7,305	97,984	110,004	7,953	7,683	10,526	11,010

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRASP		LZREMS		M2IGSS		MMCGSC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,343	2,120	826	753	(16,187)	(11,721)	(25,650)	(21,428)
Realized gain (loss) on investments	1,505	3,845	13,968	(33,848)	38,241	72,018	71,698	87,923
Change in unrealized gain (loss) on investments	(6,335)	16,623	(10,432)	11,710	95,978	56,709	(261,807)	388,456
Reinvested capital gains	24,650	3,653	-	-	192,281	132,556	480,612	156,039

Net increase (decrease) in contract owners’ equity resulting from operations	21,163	26,241	4,362	(21,385)	310,313	249,562	264,853	610,990

Equity transactions:
Purchase payments received from contract owners (note 4)	-	2,450	220	40	2,930	20,214	18,411	9,358
Transfers between funds	(1,315)	(2,258)	(87,830)	16,156	2,907	(188,124)	(7,404)	249,686
Redemptions (notes 2, 3, and 4)	(15,281)	(47,007)	(3,051)	(4,092)	(96,825)	(140,359)	(234,156)	(188,014)
Adjustments to maintain reserves	(30)	48	(9)	32	(89)	31	(134)	78

Net equity transactions	(16,626)	(46,767)	(90,670)	12,136	(91,077)	(308,238)	(223,283)	71,108

Net change in contract owners’ equity	4,537	(20,526)	(86,308)	(9,249)	219,236	(58,676)	41,570	682,098
Contract owners’ equity at beginning of period	240,660	261,186	86,308	95,557	1,305,871	1,364,547	2,257,527	1,575,429

Contract owners’ equity at end of period	$245,197	240,660	-	86,308	1,525,107	1,305,871	2,299,097	2,257,527

CHANGE IN UNITS:
Beginning units	11,539	14,110	8,300	8,975	61,031	76,949	64,253	60,508
Units purchased	142	175	20	16,366	469	3,881	1,293	11,147
Units redeemed	(948)	(2,746)	(8,320)	(17,041)	(4,088)	(19,799)	(7,480)	(7,402)

Ending units	10,733	11,539	-	8,300	57,412	61,031	58,066	64,253

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MNDSC		MVFSC		MVIVSC		MSVF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(18,191)	(14,736)	(225)	5,973	(6,926)	(1,834)	6,225	5,681
Realized gain (loss) on investments	108,098	8,979	66,828	13,738	13,573	54,773	1,255	1,880
Change in unrealized gain (loss) on investments	(342,496)	391,354	356,201	(47,087)	38,026	54,194	(39,656)	11,856
Reinvested capital gains	276,698	143,759	48,132	91,600	20,025	14,555	25,814	3,886

Net increase (decrease) in contract owners’ equity resulting from operations	24,109	529,356	470,936	64,224	64,698	121,688	(6,362)	23,303

Equity transactions:
Purchase payments received from contract owners (note 4)	361	1,161	7,235	8,510	480	5,374	144	-
Transfers between funds	(166,969)	(11,017)	(209,032)	195,919	1,807	(155,527)	7,071	26,925
Redemptions (notes 2, 3, and 4)	(125,532)	(165,156)	(111,446)	(122,831)	(32,879)	(21,011)	(25,329)	(15,119)
Adjustments to maintain reserves	83	16	(30)	94	(21)	33	172	8

Net equity transactions	(292,057)	(174,996)	(313,273)	81,692	(30,613)	(171,131)	(17,942)	11,814

Net change in contract owners’ equity	(267,948)	354,360	157,663	145,916	34,085	(49,443)	(24,304)	35,117
Contract owners’ equity at beginning of period	1,669,578	1,315,218	2,105,054	1,959,138	738,311	787,754	411,440	376,323

Contract owners’ equity at end of period	$1,401,630	1,669,578	2,262,717	2,105,054	772,396	738,311	387,136	411,440

CHANGE IN UNITS:
Beginning units	31,910	36,257	60,361	57,034	27,220	34,529	24,001	23,228
Units purchased	140	372	1,271	11,885	86	7,369	425	2,162
Units redeemed	(5,353)	(4,719)	(9,070)	(8,558)	(1,206)	(14,678)	(1,383)	(1,389)

Ending units	26,697	31,910	52,562	60,361	26,100	27,220	23,043	24,001

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GBF		GEM2		GVAAA2		GVABD2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$18,150	38,621	(1,104)	4,938	2,761	13,515	3,373	4,775
Realized gain (loss) on investments	(13,008)	(18,578)	35,001	36,095	75,007	16,500	5,224	2,407
Change in unrealized gain (loss) on investments	(124,839)	163,917	(102,373)	37,548	429,681	71,724	(20,836)	27,516
Reinvested capital gains	-	-	-	-	26,524	259,263	2,505	336

Net increase (decrease) in contract owners’ equity resulting from operations	(119,697)	183,960	(68,476)	78,581	533,973	361,002	(9,734)	35,034

Equity transactions:
Purchase payments received from contract owners (note 4)	12,967	22,594	220	84,897	4,617	47,688	474	429
Transfers between funds	(47,032)	306,038	91,371	(72,760)	382,158	86,511	14,072	68,884
Redemptions (notes 2, 3, and 4)	(312,786)	(350,112)	(117,474)	(210,387)	(216,037)	(214,620)	(60,681)	(27,341)
Adjustments to maintain reserves	(30)	130	(132)	150	(84)	70	(14)	21

Net equity transactions	(346,881)	(21,350)	(26,015)	(198,100)	170,654	(80,351)	(46,149)	41,993

Net change in contract owners’ equity	(466,578)	162,610	(94,491)	(119,519)	704,627	280,651	(55,883)	77,027
Contract owners’ equity at beginning of period	3,941,043	3,778,433	901,435	1,020,954	3,786,855	3,506,204	509,646	432,619

Contract owners’ equity at end of period	$3,474,465	3,941,043	806,944	901,435	4,491,482	3,786,855	453,763	509,646

CHANGE IN UNITS:
Beginning units	246,559	247,644	26,341	33,600	164,833	168,710	36,905	33,905
Units purchased	9,055	51,070	2,819	2,731	21,811	13,084	1,107	4,957
Units redeemed	(31,207)	(52,155)	(3,441)	(9,990)	(14,941)	(16,961)	(4,343)	(1,957)

Ending units	224,407	246,559	25,719	26,341	171,703	164,833	33,669	36,905

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVAGG2		GVAGI2		GVAGR2		GVDMA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(17,486)	(6,383)	70	4,082	(45,751)	(10,472)	(149,498)	(117,283)
Realized gain (loss) on investments	103,928	127,817	12,257	4,288	198,115	93,120	447,054	229,988
Change in unrealized gain (loss) on investments	102,634	177,587	120,486	(164)	449,745	902,585	1,183,826	495,913
Reinvested capital gains	43,233	100,581	13,434	70,722	65,280	263,419	221,076	787,356

Net increase (decrease) in contract owners’ equity resulting from operations	232,309	399,602	146,247	78,928	667,389	1,248,652	1,702,458	1,395,974

Equity transactions:
Purchase payments received from contract owners (note 4)	-	197,042	474	434	563	3,523	53,572	29,047
Transfers between funds	(55,286)	(4,136)	5,410	(14,439)	2,088,932	21,055	12,007	(9,470)
Redemptions (notes 2, 3, and 4)	(230,090)	(367,015)	(49,670)	(130,678)	(219,693)	(101,336)	(1,109,723)	(324,855)
Adjustments to maintain reserves	(109)	93	(16)	48	(103)	117	(60)	148

Net equity transactions	(285,485)	(174,016)	(43,802)	(144,635)	1,869,699	(76,641)	(1,044,204)	(305,130)

Net change in contract owners’ equity	(53,176)	225,586	102,445	(65,707)	2,537,088	1,172,011	658,254	1,090,844
Contract owners’ equity at beginning of period	1,712,751	1,487,165	675,347	741,054	3,730,034	2,558,023	14,085,989	12,995,145

Contract owners’ equity at end of period	$1,659,575	1,712,751	777,792	675,347	6,267,122	3,730,034	14,744,243	14,085,989

CHANGE IN UNITS:
Beginning units	51,977	58,150	27,512	33,807	90,217	92,618	498,891	511,090
Units purchased	193	7,077	279	363	44,691	3,526	2,550	1,244
Units redeemed	(8,405)	(13,250)	(1,894)	(6,658)	(8,410)	(5,927)	(36,193)	(13,443)

Ending units	43,765	51,977	25,897	27,512	126,498	90,217	465,248	498,891

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVDMC		GVEX1		GVEX2		GVIDA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(60,954)	(62,755)	84,953	-	138,001	8,375	(28,660)	(21,958)
Realized gain (loss) on investments	81,658	38,114	(188)	-	27,222	80	48,178	35,508
Change in unrealized gain (loss) on investments	237,982	235,472	(635)	-	168,553	68,670	308,301	110,974
Reinvested capital gains	50,099	163,326	-	-	6,411	-	47,388	158,457

Net increase (decrease) in contract owners’ equity resulting from operations	308,785	374,157	84,130	-	340,187	77,125	375,207	282,981

Equity transactions:
Purchase payments received from contract owners (note 4)	18,255	31,083	379	-	-	-	5,873	21,624
Transfers between funds	(389,325)	(8,873)	4,855,446	-	8,014,999	656,414	(1,484)	(5,879)
Redemptions (notes 2, 3, and 4)	(331,488)	(554,167)	(14,265)	-	(60,883)	(81)	(167,746)	(126,904)
Adjustments to maintain reserves	(74)	34	(16)	-	1	(4)	(27)	(24)

Net equity transactions	(702,632)	(531,923)	4,841,544	-	7,954,117	656,329	(163,384)	(111,183)

Net change in contract owners’ equity	(393,847)	(157,766)	4,925,674	-	8,294,304	733,454	211,823	171,798
Contract owners’ equity at beginning of period	5,884,399	6,042,165	-	-	733,454	-	2,726,461	2,554,663

Contract owners’ equity at end of period	$5,490,552	5,884,399	4,925,674	-	9,027,758	733,454	2,938,284	2,726,461

CHANGE IN UNITS:
Beginning units	285,950	314,133	-	-	55,124	-	89,569	93,681
Units purchased	2,059	12,553	294,126	-	485,708	55,529	294	2,416
Units redeemed	(34,215)	(40,736)	(1,290)	-	(5,446)	(405)	(5,347)	(6,528)

Ending units	253,794	285,950	292,836	-	535,386	55,124	84,516	89,569

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVIDC		GVIDM		HIBF		MCIF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(35,809)	(40,108)	(223,614)	(227,783)	1,674	1,731	541	124
Realized gain (loss) on investments	4,900	(20,711)	827,491	550,519	(5)	(1,812)	3,308	(8,223)
Change in unrealized gain (loss) on investments	64,275	205,411	1,009,965	193,962	132	1,236	58,431	20,640
Reinvested capital gains	23,090	32,955	243,552	1,144,249	-	-	6,706	12,659

Net increase (decrease) in contract owners’ equity resulting from operations	56,456	177,547	1,857,394	1,660,947	1,801	1,155	68,986	25,200

Equity transactions:
Purchase payments received from contract owners (note 4)	7,157	8,468	341,159	111,360	-	-	149	149
Transfers between funds	59,823	(135,539)	(33,549)	(1,094,148)	-	(30,086)	46,644	(32,305)
Redemptions (notes 2, 3, and 4)	(85,232)	(260,615)	(3,114,085)	(2,000,038)	(3,478)	(11,541)	(11,661)	(5,984)
Adjustments to maintain reserves	(24)	16	29	133	(2)	(5)	(84)	10

Net equity transactions	(18,276)	(387,670)	(2,806,446)	(2,982,693)	(3,480)	(41,632)	35,048	(38,130)

Net change in contract owners’ equity	38,180	(210,123)	(949,052)	(1,321,746)	(1,679)	(40,477)	104,034	(12,930)
Contract owners’ equity at beginning of period	3,708,348	3,918,471	21,613,873	22,935,619	48,196	88,673	298,778	311,708

Contract owners’ equity at end of period	$3,746,528	3,708,348	20,664,821	21,613,873	46,517	48,196	402,812	298,778

CHANGE IN UNITS:
Beginning units	218,457	243,237	896,353	1,036,701	3,731	7,174	6,802	7,923
Units purchased	4,841	9,113	16,448	5,251	-	-	942	93
Units redeemed	(6,067)	(33,893)	(126,720)	(145,599)	(262)	(3,443)	(282)	(1,214)

Ending units	217,231	218,457	786,081	896,353	3,469	3,731	7,462	6,802

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MCIF2		NVAMV2		NVAMVZ		NVCBD1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$186,530	(3,828)	(103)	52	(1,443)	13,939	92	165
Realized gain (loss) on investments	48,007	(124,366)	5,274	(8,275)	81,853	30,133	(4)	2
Change in unrealized gain (loss) on investments	(228,171)	171,417	22,372	(98)	463,790	254,218	(646)	394
Reinvested capital gains	44,774	105,409	-	2,208	-	-	317	24

Net increase (decrease) in contract owners’ equity resulting from operations	51,140	148,632	27,543	(6,113)	544,200	298,290	(241)	585

Equity transactions:
Purchase payments received from contract owners (note 4)	1,714	930	-	-	13,845	8,907	592	554
Transfers between funds	21,431,761	(371,315)	(40,078)	(31,979)	(41,485)	1,706,461	-	-
Redemptions (notes 2, 3, and 4)	(289,374)	(129,732)	(9,536)	(1,344)	(197,851)	(244,857)	(147)	-
Adjustments to maintain reserves	(172)	(71)	(24)	(3)	(77)	215	(8)	(3)

Net equity transactions	21,143,929	(500,188)	(49,638)	(33,326)	(225,568)	1,470,726	437	551

Net change in contract owners’ equity	21,195,069	(351,556)	(22,095)	(39,439)	318,632	1,769,016	196	1,136
Contract owners’ equity at beginning of period	2,292,366	2,643,922	97,065	136,504	1,769,016	-	11,027	9,891

Contract owners’ equity at end of period	$23,487,435	2,292,366	74,970	97,065	2,087,648	1,769,016	11,223	11,027

CHANGE IN UNITS:
Beginning units	57,280	73,472	3,107	4,380	148,364	-	736	698
Units purchased	420,788	6,775	-	-	4,864	170,267	40	38
Units redeemed	(8,014)	(22,967)	(1,305)	(1,273)	(21,399)	(21,903)	(10)	-

Ending units	470,054	57,280	1,802	3,107	131,829	148,364	766	736

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCBD2		NVCCA2		NVCCN2		NVCMA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$3,922	8,083	(6,584)	(940)	(2,942)	(2,278)	(436)	210
Realized gain (loss) on investments	125	1,684	2,271	615	164	(241)	50	(11,578)
Change in unrealized gain (loss) on investments	(33,139)	19,259	93,170	35,718	11,605	20,192	7,558	13,683
Reinvested capital gains	16,014	1,358	-	21,228	695	644	-	2,553

Net increase (decrease) in contract owners’ equity resulting from operations	(13,078)	30,384	88,857	56,621	9,522	18,317	7,172	4,868

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	3,116	44,853	-	-	16,403	70,930	-	-
Redemptions (notes 2, 3, and 4)	(15,583)	(13,274)	(2,969)	(7,280)	(40,766)	(1,920)	(4,610)	(92,779)
Adjustments to maintain reserves	(19)	14	(13)	34	(4)	9	14	(1)

Net equity transactions	(12,486)	31,593	(2,982)	(7,246)	(24,367)	69,019	(4,596)	(92,780)

Net change in contract owners’ equity	(25,564)	61,977	85,875	49,375	(14,845)	87,336	2,576	(87,912)
Contract owners’ equity at beginning of period	586,058	524,081	617,111	567,736	325,119	237,783	46,400	134,312

Contract owners’ equity at end of period	$560,494	586,058	702,986	617,111	310,274	325,119	48,976	46,400

CHANGE IN UNITS:
Beginning units	39,753	37,451	33,536	34,022	22,367	17,414	2,448	7,787
Units purchased	224	4,992	-	-	2,057	5,086	-	-
Units redeemed	(1,077)	(2,690)	(149)	(486)	(3,924)	(133)	(236)	(5,339)

Ending units	38,900	39,753	33,387	33,536	20,500	22,367	2,212	2,448

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCMC2		NVCMD2		NVCRA2		NVCRB2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(3,850)	(2,285)	(20,752)	(5,947)	(690)	73	(5,816)	(2,192)
Realized gain (loss) on investments	688	(1,989)	2,708	(20,908)	125	2	2,269	(2,235)
Change in unrealized gain (loss) on investments	26,801	24,755	260,346	148,218	14,907	7,893	63,306	46,088
Reinvested capital gains	82	2,206	-	52,836	-	-	-	7,358

Net increase (decrease) in contract owners’ equity resulting from operations	23,721	22,687	242,302	174,199	14,342	7,968	59,759	49,019

Equity transactions:
Purchase payments received from contract owners (note 4)	526	526	1,998	2,035	1,800	1,200	-	-
Transfers between funds	-	-	-	-	-	-	8,156	61,082
Redemptions (notes 2, 3, and 4)	(17,747)	(16,594)	(72,040)	(173,661)	-	(8,404)	(65,833)	(51,531)
Adjustments to maintain reserves	(5)	20	(5)	21	3	(10)	(4)	(15)

Net equity transactions	(17,226)	(16,048)	(70,047)	(171,605)	1,803	(7,214)	(57,681)	9,536

Net change in contract owners’ equity	6,495	6,639	172,255	2,594	16,145	754	2,078	58,555
Contract owners’ equity at beginning of period	315,854	309,215	2,018,396	2,015,802	75,136	74,382	620,025	561,470

Contract owners’ equity at end of period	$322,349	315,854	2,190,651	2,018,396	91,281	75,136	622,103	620,025

CHANGE IN UNITS:
Beginning units	20,021	21,099	113,982	124,506	3,811	4,219	36,498	35,899
Units purchased	30	34	105	128	81	72	480	3,885
Units redeemed	(1,067)	(1,112)	(3,823)	(10,652)	(1)	(480)	(3,645)	(3,286)

Ending units	18,984	20,021	110,264	113,982	3,891	3,811	33,333	36,498

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVDBL2		NVDCA2		NVIE6		NVLCP2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(6,910)	(6,758)	(332)	(365)	812	(103)	(2,926)	5,940
Realized gain (loss) on investments	21,791	(774)	3,893	(154)	2,539	(6,490)	976	819
Change in unrealized gain (loss) on investments	31,269	42,086	186	2,300	4,045	3,498	(18,550)	21,359
Reinvested capital gains	6,720	20,262	707	2,404	-	-	13,070	-

Net increase (decrease) in contract owners’ equity resulting from operations	52,870	54,816	4,454	4,185	7,396	(3,095)	(7,430)	28,118

Equity transactions:
Purchase payments received from contract owners (note 4)	84,626	3,116	-	-	-	-	-	4,993
Transfers between funds	39,290	(6,481)	(31,040)	99	-	(148)	(2,377)	7,562
Redemptions (notes 2, 3, and 4)	(195,559)	(31,693)	(2,446)	(2,775)	(10,590)	(5,644)	(10,058)	(8,425)
Adjustments to maintain reserves	9	(5)	(2)	21	(13)	10	(17)	26

Net equity transactions	(71,634)	(35,063)	(33,488)	(2,655)	(10,603)	(5,782)	(12,452)	4,156

Net change in contract owners’ equity	(18,764)	19,753	(29,034)	1,530	(3,207)	(8,877)	(19,882)	32,274
Contract owners’ equity at beginning of period	751,485	731,732	45,186	43,656	67,449	76,326	383,600	351,326

Contract owners’ equity at end of period	$732,721	751,485	16,152	45,186	64,242	67,449	363,718	383,600

CHANGE IN UNITS:
Beginning units	36,046	37,987	1,741	1,859	5,864	7,114	23,937	23,665
Units purchased	5,719	161	4	4	-	1,391	339	811
Units redeemed	(8,892)	(2,102)	(1,174)	(122)	(875)	(2,641)	(1,120)	(539)

Ending units	32,873	36,046	571	1,741	4,989	5,864	23,156	23,937

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMIG6		NVMIVX		NVMIVZ		NVMLG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(436)	(104)	582	(80)	6,062	(576)	(335)	(596)
Realized gain (loss) on investments	540	31	64	6	4,444	1,594	392	(27,452)
Change in unrealized gain (loss) on investments	(10,003)	4,683	1,590	3,611	15,717	43,369	5,138	7,657
Reinvested capital gains	1,450	-	-	-	-	-	6,374	33,383

Net increase (decrease) in contract owners’ equity resulting from operations	(8,449)	4,610	2,236	3,537	26,223	44,387	11,569	12,992

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	23,340	600	-	-
Transfers between funds	84,894	25,315	-	20,342	(19,611)	244,305	-	(49,979)
Redemptions (notes 2, 3, and 4)	(2,463)	(326)	-	(12)	(19,041)	(5,773)	(1,887)	(4,546)
Adjustments to maintain reserves	(11)	11	2	43	(40)	3,249	20	20

Net equity transactions	82,420	25,000	2	20,373	(15,352)	242,381	(1,867)	(54,505)

Net change in contract owners’ equity	73,971	29,610	2,238	23,910	10,871	286,768	9,702	(41,513)
Contract owners’ equity at beginning of period	29,610	-	23,910	-	286,768	-	30,856	72,369

Contract owners’ equity at end of period	$103,581	29,610	26,148	23,910	297,639	286,768	40,558	30,856

CHANGE IN UNITS:
Beginning units	1,455	-	2,034	-	24,099	-	988	3,012
Units purchased	3,744	1,473	-	2,034	1,847	26,994	-	-
Units redeemed	(116)	(18)	-	-	(2,940)	(2,895)	(51)	(2,024)

Ending units	5,083	1,455	2,034	2,034	23,006	24,099	937	988

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMMG2		NVMMV2		NVNMO2		NVNSR1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,905)	(1,158)	(746)	1,876	(589)	(473)	(98)	(27)
Realized gain (loss) on investments	222	255	(1,865)	(7,362)	914	(1,231)	(15)	(36)
Change in unrealized gain (loss) on investments	(34,375)	49,183	49,861	(1,093)	15,970	(3,474)	1,490	624
Reinvested capital gains	25,816	17,233	-	-	1,621	5,219	1,502	663

Net increase (decrease) in contract owners’ equity resulting from operations	(10,242)	65,513	47,250	(6,579)	17,916	41	2,879	1,224

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(6,710)	54,725	-	-	-	(26,791)	-	-
Redemptions (notes 2, 3, and 4)	(3,223)	(14,284)	(6,423)	(11,815)	(3,082)	(2,601)	-	-
Adjustments to maintain reserves	20	(9)	(28)	37	(7)	17	(1)	-

Net equity transactions	(9,913)	40,432	(6,451)	(11,778)	(3,089)	(29,375)	(1)	-

Net change in contract owners’ equity	(20,155)	105,945	40,799	(18,357)	14,827	(29,334)	2,878	1,224
Contract owners’ equity at beginning of period	189,130	83,185	210,850	229,207	71,468	100,802	11,328	10,104

Contract owners’ equity at end of period	$168,975	189,130	251,649	210,850	86,295	71,468	14,206	11,328

CHANGE IN UNITS:
Beginning units	4,959	3,444	9,180	9,754	2,908	4,615	447	447
Units purchased	-	2,209	-	-	-	-	-	-
Units redeemed	(256)	(694)	(247)	(574)	(104)	(1,707)	-	-

Ending units	4,703	4,959	8,933	9,180	2,804	2,908	447	447

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVNSR2		NVOLG1		NVOLG2		NVRE2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(138)	(32)	(483,340)	(39,400)	(302,774)	12,786	(1,993)	2,402
Realized gain (loss) on investments	(4)	(37)	172,628	(99,014)	(19,124)	531,722	3,058	(35,202)
Change in unrealized gain (loss) on investments	2,365	984	12,952,479	2,870,774	10,985,961	1,739,615	433,059	(53,354)
Reinvested capital gains	2,419	1,067	913,328	4,771,189	781,365	3,870,857	-	4,898

Net increase (decrease) in contract owners’ equity resulting from operations	4,642	1,982	13,555,095	7,503,549	11,445,428	6,154,980	434,124	(81,256)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	81,585	254,295	148,992	100,099	3,360	31,727
Transfers between funds	-	-	185,686	(1,933,701)	3,682,108	(825,226)	(2,355)	(29,509)
Redemptions (notes 2, 3, and 4)	-	-	(4,565,590)	(5,002,991)	(3,042,003)	(2,922,925)	(57,039)	(85,087)
Adjustments to maintain reserves	(1)	(1)	(3,866)	(3,411)	499	(663)	(74)	87

Net equity transactions	(1)	(1)	(4,302,185)	(6,685,808)	789,596	(3,648,715)	(56,108)	(82,782)

Net change in contract owners’ equity	4,641	1,981	9,252,910	817,741	12,235,024	2,506,265	378,016	(164,038)
Contract owners’ equity at beginning of period	18,208	16,227	50,169,001	49,351,260	41,249,369	38,743,104	990,417	1,154,455

Contract owners’ equity at end of period	$22,849	18,208	59,421,911	50,169,001	53,484,393	41,249,369	1,368,433	990,417

CHANGE IN UNITS:
Beginning units	717	717	1,072,347	1,237,304	875,237	964,507	57,693	62,749
Units purchased	-	-	19,945	13,890	81,821	4,248	368	2,283
Units redeemed	-	-	(104,253)	(178,847)	(73,736)	(93,518)	(3,003)	(7,339)

Ending units	717	717	988,039	1,072,347	883,322	875,237	55,058	57,693

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVSTB2		NVTIV3		SAM		SCF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(71)	81	40	32	(93,991)	(86,244)	(3,573)	(2,351)
Realized gain (loss) on investments	107	322	26	(1,131)	-	-	3,552	4,005
Change in unrealized gain (loss) on investments	(717)	1,199	175	831	-	-	84,691	41,283
Reinvested capital gains	-	-	-	-	-	-	3,665	10,093

Net increase (decrease) in contract owners’ equity resulting from operations	(681)	1,602	241	(268)	(93,991)	(86,244)	88,335	53,030

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	5,569	748,677	2,227,294	99	141
Transfers between funds	-	43,894	-	(3,651)	4,148,540	3,173,348	(2,478)	585
Redemptions (notes 2, 3, and 4)	(12,489)	(59,960)	(117)	(5,869)	(6,013,420)	(6,573,972)	(7,107)	(17,600)
Adjustments to maintain reserves	(6)	-	3	(9)	(11)	123	(51)	(18)

Net equity transactions	(12,495)	(16,066)	(114)	(3,960)	(1,116,214)	(1,173,207)	(9,537)	(16,892)

Net change in contract owners’ equity	(13,176)	(14,464)	127	(4,228)	(1,210,205)	(1,259,451)	78,798	36,138
Contract owners’ equity at beginning of period	50,915	65,379	2,556	6,784	9,714,020	10,973,471	302,073	265,935

Contract owners’ equity at end of period	$37,739	50,915	2,683	2,556	8,503,815	9,714,020	380,871	302,073

CHANGE IN UNITS:
Beginning units	4,549	5,891	150	419	971,451	1,087,782	6,821	7,301
Units purchased	-	4,023	-	377	612,223	753,546	2	24
Units redeemed	(1,099)	(5,365)	(6)	(646)	(723,186)	(869,877)	(186)	(504)

Ending units	3,450	4,549	144	150	860,488	971,451	6,637	6,821

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SCF2		SCGF2		SCVF		SCVF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(12,439)	(9,889)	(6,556)	(4,942)	(730)	(486)	(10,532)	(7,880)
Realized gain (loss) on investments	8,391	(126,390)	8,452	(16,641)	(5,508)	(2,294)	(49,629)	(103,377)
Change in unrealized gain (loss) on investments	264,406	245,265	(9,352)	123,298	24,984	6,302	289,538	118,173
Reinvested capital gains	12,656	36,808	56,256	65,761	-	273	-	3,704

Net increase (decrease) in contract owners’ equity resulting from operations	273,014	145,794	48,800	167,476	18,746	3,795	229,377	10,620

Equity transactions:
Purchase payments received from contract owners (note 4)	331	443	6,453	11,472	-	-	4,017	4,038
Transfers between funds	(308)	(60,710)	(2,293)	(3,942)	(13,509)	4,950	(38,136)	(7,475)
Redemptions (notes 2, 3, and 4)	(59,384)	(220,935)	(31,387)	(39,339)	(2,284)	(1,599)	(76,514)	(68,276)
Adjustments to maintain reserves	253	(91)	(29)	114	37	2	(6)	(40)

Net equity transactions	(59,108)	(281,293)	(27,256)	(31,695)	(15,756)	3,353	(110,639)	(71,753)

Net change in contract owners’ equity	213,906	(135,499)	21,544	135,781	2,990	7,148	118,738	(61,133)
Contract owners’ equity at beginning of period	957,223	1,092,722	562,090	426,309	63,527	56,379	790,802	851,935

Contract owners’ equity at end of period	$1,171,129	957,223	583,634	562,090	66,517	63,527	909,540	790,802

CHANGE IN UNITS:
Beginning units	22,444	31,316	15,674	16,509	1,941	1,791	27,842	31,099
Units purchased	906	650	535	1,399	-	209	437	1,477
Units redeemed	(2,103)	(9,522)	(1,245)	(2,234)	(387)	(59)	(3,628)	(4,734)

Ending units	21,247	22,444	14,964	15,674	1,554	1,941	24,651	27,842

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TRF2		AMSRS		PMVEBD		PMVFAD
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(178)	(209)	(998)	(620)	53	604	1,620	3,620
Realized gain (loss) on investments	196	8,633	1,551	22,111	2	(175)	(42)	(3,674)
Change in unrealized gain (loss) on investments	4,308	(9,692)	27,556	(5,462)	(161)	(770)	(5,314)	7,051
Reinvested capital gains	1,455	2,001	3,296	4,927	-	-	58	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,781	733	31,405	20,956	(106)	(341)	(3,678)	6,997

Equity transactions:
Purchase payments received from contract owners (note 4)	59	59	15,000	-	-	-	-	47,667
Transfers between funds	-	(33,929)	-	-	3,418	-	-	(11,702)
Redemptions (notes 2, 3, and 4)	(1,715)	(1,859)	(1,684)	(54,147)	(136)	(34,180)	(37,504)	(58,058)
Adjustments to maintain reserves	(27)	(15)	(26)	12	9	1	(11)	22

Net equity transactions	(1,683)	(35,744)	13,290	(54,135)	3,291	(34,179)	(37,515)	(22,071)

Net change in contract owners’ equity	4,098	(35,011)	44,695	(33,179)	3,185	(34,520)	(41,193)	(15,074)
Contract owners’ equity at beginning of period	29,780	64,791	138,163	171,342	396	34,916	74,158	89,232

Contract owners’ equity at end of period	$33,878	29,780	182,858	138,163	3,581	396	32,965	74,158

CHANGE IN UNITS:
Beginning units	1,145	2,706	3,753	5,488	31	2,939	5,498	7,290
Units purchased	2	2	375	-	266	-	-	3,595
Units redeemed	(63)	(1,563)	(42)	(1,735)	(10)	(2,908)	(2,867)	(5,387)

Ending units	1,084	1,145	4,086	3,753	287	31	2,631	5,498

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVLAD		PVEIB		PVGOB		PVTIGB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(4,106)	593	25	440	(5,111)	(4,040)	5	178
Realized gain (loss) on investments	(375)	(1,753)	2,852	(991)	45,499	19,985	1,825	262
Change in unrealized gain (loss) on investments	(9,606)	14,065	16,282	(2,475)	2,691	82,796	(285)	3,576
Reinvested capital gains	-	-	3,915	5,675	41,776	18,601	1,488	-

Net increase (decrease) in contract owners’ equity resulting from operations	(14,087)	12,905	23,074	2,649	84,855	117,342	3,033	4,016

Equity transactions:
Purchase payments received from contract owners (note 4)	300	300	15	-	960	4,160	-	-
Transfers between funds	81,585	(39,112)	(9,101)	(4,944)	(4,984)	64,632	(2,247)	-
Redemptions (notes 2, 3, and 4)	(21,506)	(17,947)	(4,299)	(6,039)	(87,009)	(31,676)	(2,062)	(644)
Adjustments to maintain reserves	(19)	90	9	17	(74)	40	(19)	17

Net equity transactions	60,360	(56,669)	(13,376)	(10,966)	(91,107)	37,156	(4,328)	(627)

Net change in contract owners’ equity	46,273	(43,764)	9,698	(8,317)	(6,252)	154,498	(1,295)	3,389
Contract owners’ equity at beginning of period	696,150	739,914	91,927	100,244	476,302	321,804	41,700	38,311

Contract owners’ equity at end of period	$742,423	696,150	101,625	91,927	470,050	476,302	40,405	41,700

CHANGE IN UNITS:
Beginning units	57,105	61,822	6,692	7,629	18,950	17,560	2,087	2,124
Units purchased	6,967	104	364	-	300	3,897	-	-
Units redeemed	(1,975)	(4,821)	(1,173)	(937)	(3,836)	(2,507)	(202)	(37)

Ending units	62,097	57,105	5,883	6,692	15,414	18,950	1,885	2,087

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PVTSCB		VWHA		VWHAS		WFVSCG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(74)	-	(29)	(89)	(1,918)	(309)	(665)	(567)
Realized gain (loss) on investments	(4,474)	(904)	(30)	(14,688)	753	(6,246)	773	(8,328)
Change in unrealized gain (loss) on investments	12,735	1,869	965	19,282	38,073	114,941	(3,803)	20,520
Reinvested capital gains	-	-	-	-	-	-	7,718	2,865

Net increase (decrease) in contract owners’ equity resulting from operations	8,187	965	906	4,505	36,908	108,386	4,023	14,490

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	480	631	-	-
Transfers between funds	(2,456)	521	-	-	-	67,871	5,805	(49,196)
Redemptions (notes 2, 3, and 4)	(21,391)	(710)	(170)	(35,981)	(449)	(2,338)	(2,053)	(2,397)
Adjustments to maintain reserves	(21)	5	-	7	(6)	7	(4)	47

Net equity transactions	(23,868)	(184)	(170)	(35,974)	25	66,171	3,748	(51,546)

Net change in contract owners’ equity	(15,681)	781	736	(31,469)	36,933	174,557	7,771	(37,056)
Contract owners’ equity at beginning of period	33,013	32,232	5,092	36,561	212,470	37,913	61,974	99,030

Contract owners’ equity at end of period	$17,332	33,013	5,828	5,092	249,403	212,470	69,745	61,974

CHANGE IN UNITS:
Beginning units	1,132	1,138	703	6,091	30,536	6,391	1,042	2,602
Units purchased	-	23	-	-	61	28,610	91	382
Units redeemed	(705)	(29)	(20)	(5,388)	(58)	(4,465)	(33)	(1,942)

Ending units	427	1,132	683	703	30,539	30,536	1,100	1,042

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IVKMG1		IVKMG2		GVDIVI		GVDIV2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	(48)	-	(389)	-	1,709	-	22,806
Realized gain (loss) on investments	-	(3,401)	-	(46,553)	-	(12,394)	-	(169,156)
Change in unrealized gain (loss) on investments	-	(1,292)	-	1,356	-	7,187	-	98,479
Reinvested capital gains	-	3,920	-	29,089	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(821)	-	(16,497)	-	(3,498)	-	(47,871)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	3,000
Transfers between funds	-	(13,163)	-	(64,332)	-	(20,342)	-	(271,382)
Redemptions (notes 2, 3, and 4)	-	(43)	-	(23,622)	-	(1)	-	(5,242)
Adjustments to maintain reserves	-	(9)	-	(14)	-	(4)	-	(3,145)

Net equity transactions	-	(13,215)	-	(87,968)	-	(20,347)	-	(276,769)

Net change in contract owners’ equity	-	(14,036)	-	(104,465)	-	(23,845)	-	(324,640)
Contract owners’ equity at beginning of period	-	14,036	-	104,465	-	23,845	-	324,640

Contract owners’ equity at end of period	$-	-	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	662	-	5,008	-	2,353	-	31,891
Units purchased	-	-	-	1,800	-	-	-	432
Units redeemed	-	(662)	-	(6,808)	-	(2,353)	-	(32,323)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMLV2
	2021	2020
Investment activity*:
Net investment income (loss)	$-	9,026
Realized gain (loss) on investments	-	(1,480,356)
Change in unrealized gain (loss) on investments	-	525,344
Reinvested capital gains	-	695,814

Net increase (decrease) in contract owners’ equity resulting from operations	-	(250,172)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	5,716
Transfers between funds	-	(1,712,915)
Redemptions (notes 2, 3, and 4)	-	(116,429)
Adjustments to maintain reserves	-	(62)

Net equity transactions	-	(1,823,690)

Net change in contract owners’ equity	-	(2,073,862)
Contract owners’ equity at beginning of period	-	2,073,862

Contract owners’ equity at end of period	$-	-

CHANGE IN UNITS:
Beginning units	-	111,114
Units purchased	-	3,453
Units redeemed	-	(114,567)

Ending units	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two- year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-7 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)*

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Primary Shares (FVK2)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 (FAMG2)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Initial Class (FAMGP)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class (FAMGS)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class (FAMS)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Initial Class (FBP)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class (FBS)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class (FDCAS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Initial Class (FGIP)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class (FGIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)*

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class (FVS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. International Growth Fund: Series II Shares (AVIE2)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)*

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)*

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)

VanEck VIP Trust - Global Resources Fund: Class S (VWHAS)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2021, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)	11/12/2021
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)	6/8/2020
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	4/30/2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)	4/30/2020

For the two-year period ending December 31, 2021, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021. Underlying mutual funds that were acquired during the period ending December 31, 2020 are no longer available as of December 31, 2020.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	4/30/2020
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)	4/30/2020

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
AVMCCI	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares	5/1/2021
OVAG	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	5/1/2021
OVAG2	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II	5/1/2021
OVGIS	Invesco - Invesco V.I. Main Street Fund: Series II	Invesco Oppenheimer V.I. Main Street Fund: Series II	5/1/2021
OVGS	Invesco - Invesco V.I. Global Fund: Series I	Invesco Oppenheimer V.I. Global Fund: Series I	5/1/2021
OVGSS	Invesco - Invesco V.I. Global Fund: Series II	Invesco Oppenheimer V.I. Global Fund: Series II	5/1/2021
OVSB	Invesco - Invesco V.I. Global Strategic Income Fund: Series I	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I	5/1/2021
OVSBS	Invesco - Invesco V.I. Global Strategic Income Fund: Series II	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II	5/1/2021
OVSC	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I	5/1/2021
OVSCS	Invesco - Invesco V.I. Main Street Small Cap Fund: Series II	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II	5/1/2021
WRASP	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	Ivy Variable Insurance Portfolios - Asset Strategy: Class II	7/1/2021
GVAAA2	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II	5/1/2021
GVABD2	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II	5/1/2021
GVAGG2	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II	5/1/2021
GVAGI2	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II	5/1/2021
GVAGR2	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II	5/1/2021
HIBF	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I	5/1/2021
NVAMV2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II	8/31/2021
NVAMVZ	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z	8/31/2021
NVLCP2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II	9/7/2021
NVMMG2	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II	12/6/2021
NVNMO2	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II	5/1/2021
NVNSR1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	8/31/2021
NVNSR2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	8/31/2021
NVOLG1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	8/31/2021
NVOLG2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II	8/31/2021
PVEIB	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB	5/1/2021
VWHA	VanEck VIP Trust - Global Resources Fund: Initial Class	VanEck VIP Trust - Global Hard Assets Fund: Initial Class	5/1/2021
VWHAS	VanEck VIP Trust - Global Resources Fund: Class S	VanEck VIP Trust - Global Hard Assets Fund: Class S	5/1/2021
WFVSCG	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2	10/11/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.30% to 3.65%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.95% - 1.40% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
CDSC Waiver Options	0.05% - 0.15%
One-Year Enhanced Death Benefit Option	0.15%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.20%
One-Year Step Up Death Benefit Option	0.05%
5% Enhanced Death Benefit Option	0.10%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option (EV)	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $631,405 and $811,457, respectively, and total transfers from the Separate Account to the fixed account were $2,540,554 and $4,172,600, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$427,199,544	$-	$-	$427,199,544

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIB	$16,779	$308,822
ALVIVB	3,522	17,857
ALVPGB	115,635	88,876
ALVSVB	71,773	348,103
MLVGA3	347,392	158,334
DSIF	35,363	69,589
DSIFS	193,889	2,594,075
DSRG	3,402	1,941
DVMCSS	33,501	3,256
DVSCS	5,350	11,932
ETVFR	4,270	851
FHIBS	99,128	305,297
FQB	52,164	327,684
FQBS	69,177	150,886
FVK2	4,591	1,633
FVU2S	7,557	9,945
FAM2	10,945	17,724
FAMG2	11,706	13,856
FAMGP	38,689	151,649
FAMGS	13,356	99,099
FAMP	31,438	254,324
FAMS	15,674	96,266
FB2	122,440	126,367
FBP	1,507,434	1,474,556
FBS	191,967	157,713
FDCA2	155,909	256,266
FDCAS	77,360	9,577
FEI2	1,080,588	745,010
FEIP	973,715	878,903
FEIS	856,304	743,357
FG2	2,195,672	1,011,346
FGI2	255,600	338,620
FGIP	217,444	5,464,576
FGIS	150,804	6,131,207
FGP	3,697,760	2,319,477
FGS	2,771,146	2,014,864
FHI2	143,537	142,875
FHIP	342,150	468,788
FHIS	120,197	211,156
FIGBP	688,846	711,759
FIP	688,520	2,757,940
FMC2	94,644	14,619,756
FMCP	642,117	452,144
FMCS	27,861	8,947,038
FMMP	2,054,342	1,860,945
FO2	181,868	214,632
FOP	474,671	885,050
FOS	143,154	111,123
FV2	48,297	52,730
FVS	29,932	8,891
FVSS	14,143	5,366
FVSS2	124,071	85,767
FTVFA2	10,766	108,256
FTVRDI	42,677	1,192,769
TIF	1,336	20,334
ACC2	53,026	589,783
ACEG2	261,165	2,762,237
AVCE2	11,907	106,275
AVGI	58,891	6,238
AVIE2	5,587	10,331
AVMCCI	621	14,603
OVAG	2,251	864
OVAG2	18,645	46,753
OVGIS	262,552	4,873,149
OVGS	12,061	38,180
OVGSS	195,690	457,854
OVIGS	5,851	72,038
OVSB	13,666	4,090
OVSBS	161,902	342,637
OVSC	75,730	34,500
OVSCS	26,014	22,947
WRASP	30,720	21,322
LZREMS	1,822	91,657
M2IGSS	203,833	118,726
MMCGSC	495,484	263,670

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

MNDSC	280,282	313,916
MVFSC	78,531	343,870
MVIVSC	23,027	40,521
MSVF2	42,852	28,929
GBF	158,749	487,451
GEM2	103,175	130,163
GVAAA2	592,634	392,611
GVABD2	25,538	65,796
GVAGG2	49,494	309,124
GVAGI2	28,197	58,479
GVAGR2	2,319,215	429,884
GVDMA	257,612	1,230,178
GVDMC	91,622	805,035
GVEX1	4,956,526	30,011
GVEX2	8,203,391	104,862
GVIDA	55,018	199,647
GVIDC	111,407	142,377
GVIDM	565,233	3,351,772
HIBF	2,196	4,001
MCIF	59,855	17,475
MCIF2	21,782,698	407,292
NVAMV2	856	50,573
NVAMVZ	75,896	302,801
NVCBD1	1,103	249
NVCBD2	28,874	21,405
NVCCA2	1,139	10,692
NVCCN2	31,684	58,293
NVCMA2	74	5,119
NVCMC2	801	21,790
NVCMD2	3,460	94,255
NVCRA2	1,862	752
NVCRB2	9,119	72,611
NVDBL2	131,812	203,645
NVDCA2	786	33,896
NVIE6	1,575	11,352
NVLCP2	19,447	21,739
NVMIG6	86,455	3,011
NVMIVX	869	293
NVMIVZ	10,915	20,159
NVMLG2	6,374	2,221
NVMMG2	25,816	11,838
NVMMV2	1,789	8,958
NVNMO2	1,794	3,844
NVNSR1	1,545	140
NVNSR2	2,486	205
NVOLG1	2,306,172	6,176,311
NVOLG2	5,198,110	3,930,424
NVRE2	15,479	73,505
NVSTB2	400	12,959
NVTIV3	65	141
SAM	2,805,062	4,015,256
SCF	3,665	13,059
SCF2	45,727	104,871
SCGF2	69,386	46,913
SCVF	-	16,522
SCVF2	10,202	131,367
TRF2	1,656	2,036
AMSRS	18,936	3,322
PMVEBD	3,485	150
PMVFAD	2,064	37,890
PMVLAD	86,907	30,634
PVEIB	11,119	20,564
PVGOB	42,392	96,760
PVTIGB	1,970	4,786
PVTSCB	137	24,059
VWHA	25	225
VWHAS	1,057	2,945
WFVSCG	13,521	2,717

	$74,081,311	$94,039,662

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2021	0.95%	to	1.60%	44,313	$38.06	to	$33.40	$1,626,921	0.62%	26.62%	to	25.79%
2020	0.95%	to	1.65%	52,616	30.06	to	26.29	1,527,739	1.32%	1.50%	to	0.78%
2019	0.95%	to	1.75%	56,557	29.62	to	25.62	1,621,462	1.02%	22.44%	to	21.45%
2018	0.95%	to	1.85%	63,789	24.19	to	20.74	1,494,042	0.74%	-6.74%	to	-7.60%
2017	0.95%	to	1.85%	70,036	25.94	to	22.44	1,760,193	1.21%	17.47%	to	16.41%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2021	0.95%	to	1.80%	10,287	21.06	to	17.74	205,778	1.65%	9.80%	to	8.86%
2020	0.95%	to	1.80%	11,035	19.18	to	16.30	201,855	1.55%	1.24%	to	0.37%
2019	0.95%	to	1.80%	11,466	18.94	to	16.24	207,776	0.79%	15.68%	to	14.69%
2018	0.95%	to	1.80%	13,071	16.38	to	14.16	204,176	1.01%	-23.71%	to	-24.37%
2017	0.95%	to	1.80%	16,588	21.47	to	18.72	342,425	1.94%	23.91%	to	22.85%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2021	0.95%	to	1.60%	28,442	60.98	to	53.50	1,648,320	0.00%	27.43%	to	26.59%
2020	0.95%	to	1.60%	29,668	47.86	to	42.26	1,353,878	0.00%	33.86%	to	32.99%
2019	0.95%	to	1.60%	33,723	35.75	to	31.78	1,154,752	0.00%	33.09%	to	32.21%
2018	0.95%	to	2.00%	47,218	26.86	to	22.44	1,188,099	0.00%	1.35%	to	0.26%
2017	0.95%	to	2.00%	50,013	26.50	to	22.38	1,250,101	0.00%	30.43%	to	29.05%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2021	0.95%	to	1.80%	46,237	55.74	to	46.96	2,466,927	0.60%	34.32%	to	33.17%
2020	0.95%	to	1.80%	51,694	41.50	to	35.27	2,056,575	0.77%	2.07%	to	1.20%
2019	0.95%	to	1.80%	61,514	40.65	to	34.85	2,409,622	0.32%	18.76%	to	17.74%
2018	0.95%	to	1.80%	65,201	34.23	to	29.60	2,155,169	0.22%	-16.10%	to	-16.83%
2017	0.95%	to	1.80%	74,486	40.80	to	35.59	2,944,428	0.24%	11.78%	to	10.82%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2021	0.95%	to	1.55%	71,047	23.91	to	22.14	1,655,364	0.82%	5.40%	to	4.77%
2020	0.95%	to	1.55%	74,605	22.69	to	21.13	1,652,395	1.33%	19.56%	to	18.84%
2019	0.95%	to	1.55%	75,010	18.97	to	17.78	1,393,629	1.25%	16.64%	to	15.93%
2018	0.95%	to	1.55%	81,650	16.27	to	15.34	1,303,613	0.84%	-8.46%	to	-9.02%
2017	0.95%	to	1.55%	86,640	17.77	to	16.86	1,514,433	1.17%	12.63%	to	11.95%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2021	0.95%	to	1.50%	13,617	53.57	to	48.04	709,983	1.13%	27.19%	to	26.49%
2020	0.95%	to	1.50%	15,045	42.12	to	37.98	617,599	1.58%	16.89%	to	16.24%
2019	0.95%	to	1.50%	15,566	36.03	to	32.67	547,214	1.73%	29.94%	to	29.22%
2018	0.95%	to	1.50%	15,947	27.73	to	25.29	432,005	1.64%	-5.55%	to	-6.07%
2017	0.95%	to	1.50%	19,503	29.36	to	26.92	560,302	1.66%	20.39%	to	19.72%
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
2020	0.95%	to	1.60%	45,422	45.52	to	40.52	2,006,711	1.31%	16.59%	to	15.83%
2019	0.95%	to	1.60%	50,797	39.04	to	34.98	1,919,690	1.46%	29.60%	to	28.75%
2018	0.95%	to	1.60%	57,318	30.12	to	27.17	1,672,646	1.38%	-5.76%	to	-6.39%
2017	0.95%	to	1.80%	69,346	31.96	to	28.17	2,156,056	1.49%	20.06%	to	19.04%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2021	1.10%			2,819	45.56			128,467	0.74%	25.60%
2020	1.10%			2,835	36.27			102,827	1.07%	22.78%
2019	1.10%			2,800	29.54			82,716	1.44%	32.88%
2018	1.10%			2,812	22.23			62,538	1.95%	-5.46%
2017	0.95%	to	1.10%	3,529	24.08	to	23.52	83,096	1.13%	14.24%	to	14.07%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2021	0.95%	to	1.20%	6,514	18.05	to	17.70	117,061	0.33%	24.37%	to	24.05%
2020	0.95%	to	1.15%	4,714	14.51	to	14.32	68,030	0.40%	6.82%	to	6.61%
2019	0.95%	to	1.15%	4,796	13.59	to	13.43	64,823	0.45%	18.72%	to	18.48%
2018	0.95%	to	1.15%	6,042	11.44	to	11.34	68,911	0.34%	-16.49%	to	-16.66%
2017	0.95%	to	1.15%	6,204	13.70	to	13.60	84,777	0.91%	13.95%	to	13.72%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2021	0.95%	to	1.35%	4,867	56.21	to	51.93	265,906	0.66%	24.95%	to	24.44%
2020	0.95%	to	1.35%	5,045	44.99	to	41.73	220,997	1.10%	9.59%	to	9.14%
2019	0.95%	to	1.35%	5,508	41.06	to	38.24	220,471	0.88%	21.05%	to	20.56%
2018	0.95%	to	1.35%	5,706	33.92	to	31.72	189,031	0.79%	-9.84%	to	-10.21%
2017	0.95%	to	1.35%	5,801	37.62	to	35.32	213,342	0.72%	11.34%	to	10.89%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2021	0.95%	to	1.15%	3,181	11.73	to	11.55	37,178	2.90%	2.64%	to	2.43%
2020	0.95%	to	1.15%	2,946	11.42	to	11.27	33,547	3.31%	1.03%	to	0.83%
2019	0.95%	to	1.30%	3,593	11.31	to	11.08	40,518	4.40%	6.06%	to	5.69%
2018	0.95%	to	1.30%	3,000	10.66	to	10.49	31,907	3.98%	-1.04%	to	-1.39%
2017	0.95%	to	1.30%	3,571	10.77	to	10.63	38,351	3.23%	2.46%	to	2.10%
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)
2021	0.95%	to	1.75%	49,109	31.68	to	26.96	1,487,958	4.93%	3.45%	to	2.62%
2020	0.95%	to	1.75%	57,677	30.62	to	26.28	1,699,074	5.91%	4.46%	to	3.61%
2019	0.95%	to	1.75%	65,510	29.32	to	25.36	1,852,017	5.73%	13.04%	to	12.13%
2018	0.95%	to	1.80%	69,383	25.93	to	22.42	1,738,349	7.88%	-4.35%	to	-5.18%
2017	0.95%	to	1.80%	77,738	27.11	to	23.65	2,039,056	6.56%	5.55%	to	4.65%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2021	0.95%	to	1.55%	35,481	19.00	to	16.87	655,492	3.07%	-2.33%	to	-2.92%
2020	0.95%	to	1.55%	51,603	19.46	to	17.38	975,371	2.72%	7.09%	to	6.44%
2019	0.95%	to	1.55%	53,565	18.17	to	16.33	947,394	2.73%	8.40%	to	7.75%
2018	0.95%	to	1.55%	51,627	16.76	to	15.16	844,472	3.57%	-1.54%	to	-2.14%
2017	0.95%	to	1.55%	79,480	17.02	to	15.49	1,328,508	3.04%	3.05%	to	2.43%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
2021	0.95%	to	1.85%	62,978	18.31	to	15.30	1,116,386	2.34%	-2.60%	to	-3.48%
2020	0.95%	to	1.85%	69,014	18.79	to	15.85	1,255,763	2.60%	6.84%	to	5.86%
2019	0.95%	to	1.85%	76,332	17.59	to	14.97	1,300,115	2.72%	8.13%	to	7.15%
2018	0.95%	to	1.85%	83,224	16.27	to	13.97	1,313,934	2.95%	-1.73%	to	-2.63%
2017	0.95%	to	1.85%	98,393	16.55	to	14.35	1,581,142	3.21%	2.77%	to	1.84%
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Primary Shares (FVK2)
2021	0.95%	to	1.20%	1,672	41.52	to	40.29	68,226	0.00%	1.54%	to	1.28%
2020	0.95%	to	1.20%	1,694	40.89	to	39.79	68,141	0.00%	27.57%	to	27.25%
2019	0.95%	to	1.20%	1,722	32.05	to	31.27	54,379	0.00%	32.55%	to	32.22%
2018	0.95%	to	1.20%	1,748	24.18	to	23.65	41,755	0.00%	2.85%	to	2.59%
2017	0.95%	to	1.50%	4,474	23.51	to	22.51	103,020	0.00%	27.11%	to	26.41%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
2021	0.95%	to	1.40%	33,920	12.58	to	12.39	425,111	1.56%	17.13%	to	16.60%
2020	0.95%	to	1.40%	34,289	10.74	to	10.63	367,308	2.27%	-0.25%	to	-0.70%
2019	0.95%	to	1.40%	41,532	10.77	to	10.70	446,505	1.99%	18.78%	to	18.24%
2018	0.95%	to	1.60%	44,308	9.07	to	9.04	401,515	0.00%	-9.34%	to	-9.56%	****
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)
2021	0.95%	to	1.45%	23,458	24.24	to	21.72	562,781	1.41%	8.64%	to	8.09%
2020	0.95%	to	1.45%	23,975	22.31	to	20.10	529,761	1.16%	13.45%	to	12.87%
2019	0.95%	to	1.45%	31,945	19.67	to	17.80	622,509	1.58%	16.89%	to	16.30%
2018	0.95%	to	1.45%	35,276	16.82	to	15.31	588,494	1.44%	-6.52%	to	-6.99%
2017	0.95%	to	1.45%	38,999	18.00	to	16.46	696,703	1.64%	12.67%	to	12.10%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 (FAMG2)
2021	0.95%	to	1.60%	19,825	23.40	to	20.29	459,187	1.21%	12.61%	to	11.87%
2020	0.95%	to	1.60%	20,260	20.78	to	18.14	416,879	0.90%	15.84%	to	15.08%
2019	0.95%	to	1.60%	24,283	17.94	to	15.76	431,906	1.32%	21.33%	to	20.54%
2018	0.95%	to	1.60%	25,825	14.78	to	13.07	378,708	1.18%	-8.76%	to	-9.36%
2017	0.95%	to	1.60%	26,473	16.20	to	14.43	425,627	1.05%	17.37%	to	16.60%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Initial Class (FAMGP)
2021	1.30%	to	1.50%	27,471	36.01	to	29.39	966,565	1.36%	12.48%	to	12.25%
2020	1.30%	to	1.50%	31,233	32.02	to	26.18	977,695	1.17%	15.74%	to	15.51%
2019	1.30%	to	1.50%	32,891	27.66	to	22.66	891,048	1.47%	21.23%	to	20.99%
2018	1.30%	to	1.50%	39,786	22.82	to	18.73	889,858	1.40%	-8.86%	to	-9.04%
2017	1.30%	to	1.50%	43,364	25.04	to	20.59	1,064,817	1.15%	17.19%	to	16.95%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class (FAMGS)
2021	0.95%	to	1.40%	16,154	31.03	to	23.62	480,967	1.25%	12.81%	to	12.29%
2020	0.95%	to	1.40%	19,401	27.51	to	21.04	515,604	0.99%	16.04%	to	15.51%
2019	0.95%	to	1.40%	21,283	23.70	to	18.21	488,527	1.37%	21.49%	to	20.94%
2018	0.95%	to	1.40%	24,888	19.51	to	15.06	472,372	1.32%	-8.64%	to	-9.05%
2017	0.95%	to	1.40%	27,156	21.36	to	16.56	565,519	1.18%	17.57%	to	17.04%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2021	1.30%	to	1.45%	43,253	34.52	to	29.14	1,450,008	1.51%	8.49%	to	8.33%
2020	1.30%	to	1.45%	50,279	31.82	to	26.90	1,558,148	1.48%	13.38%	to	13.21%
2019	1.30%	to	1.45%	56,988	28.06	to	23.76	1,559,975	1.75%	16.71%	to	16.53%
2018	1.30%	to	1.45%	64,901	24.05	to	20.39	1,524,168	1.52%	-6.59%	to	-6.73%
2017	1.30%	to	1.45%	76,879	25.74	to	21.86	1,935,133	1.83%	12.63%	to	12.45%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class (FAMS)
2021	0.95%	to	1.05%	25,603	30.59	to	29.86	779,053	1.41%	8.76%	to	8.65%
2020	0.95%	to	1.05%	28,575	28.13	to	27.49	799,601	1.25%	13.65%	to	13.53%
2019	0.95%	to	1.05%	38,052	24.75	to	24.21	934,385	1.57%	17.04%	to	16.92%
2018	0.95%	to	1.05%	49,824	21.15	to	20.71	1,044,742	1.54%	-6.34%	to	-6.44%
2017	0.95%	to	1.05%	56,801	22.58	to	22.13	1,272,041	1.71%	12.86%	to	12.75%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2021	0.95%	to	1.60%	41,627	36.75	to	31.87	1,479,945	0.72%	16.87%	to	16.10%
2020	0.95%	to	1.60%	44,747	31.45	to	27.45	1,363,167	1.25%	20.97%	to	20.17%
2019	0.95%	to	1.60%	50,153	26.00	to	22.84	1,264,520	1.56%	22.94%	to	22.13%
2018	0.95%	to	1.60%	52,456	21.15	to	18.70	1,077,103	1.27%	-5.35%	to	-5.98%
2017	0.95%	to	1.60%	54,960	22.34	to	19.89	1,194,123	1.08%	15.02%	to	14.26%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Initial Class (FBP)
2021	1.30%	to	1.50%	216,501	62.37	to	41.46	12,944,326	0.92%	16.73%	to	16.49%
2020	1.30%	to	1.50%	230,735	53.44	to	35.59	11,844,915	1.42%	20.80%	to	20.55%
2019	1.30%	to	1.50%	262,331	44.24	to	29.52	11,178,690	1.72%	22.89%	to	22.64%
2018	1.30%	to	1.50%	284,758	36.00	to	24.07	9,893,328	1.43%	-5.47%	to	-5.67%
2017	1.30%	to	1.50%	310,198	38.08	to	25.52	11,421,908	1.44%	14.92%	to	14.68%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class (FBS)
2021	0.95%	to	1.10%	56,080	43.76	to	35.26	2,436,374	0.84%	17.01%	to	16.83%
2020	0.95%	to	1.10%	59,304	37.40	to	30.18	2,202,595	1.37%	21.16%	to	20.98%
2019	0.95%	to	1.10%	65,209	30.87	to	24.95	1,999,779	1.64%	23.12%	to	22.93%
2018	0.95%	to	1.10%	69,964	25.07	to	20.29	1,743,542	1.36%	-5.18%	to	-5.33%
2017	0.95%	to	1.10%	82,925	26.44	to	21.44	2,180,050	1.36%	15.14%	to	14.97%
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)
2021	0.95%	to	1.60%	42,041	39.04	to	33.95	1,592,761	0.12%	23.09%	to	22.28%
2020	0.95%	to	1.60%	48,813	31.72	to	27.76	1,507,520	0.05%	32.08%	to	31.21%
2019	0.95%	to	1.60%	54,566	24.02	to	21.16	1,278,625	0.36%	28.59%	to	27.75%
2018	0.95%	to	2.00%	65,059	18.68	to	15.38	1,168,248	0.33%	-6.07%	to	-7.08%
2017	0.95%	to	2.00%	67,904	19.88	to	16.55	1,300,360	0.60%	22.33%	to	21.04%
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class (FDCAS)
2021	0.95%	to	1.00%	11,033	40.34	to	39.91	444,875	0.32%	23.29%	to	23.23%
2020	0.95%	to	1.00%	9,998	32.72	to	32.39	326,977	0.13%	32.21%	to	32.14%
2019	0.95%	to	1.00%	9,999	24.75	to	24.51	247,348	0.53%	28.72%	to	28.66%
2018	0.95%	to	1.20%	10,588	19.23	to	18.36	203,166	0.43%	-5.88%	to	-6.12%
2017	0.95%	to	1.20%	11,225	20.43	to	19.56	228,774	0.77%	22.59%	to	22.28%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2021	0.95%	to	1.85%	249,734	35.38	to	29.03	8,505,615	1.65%	23.42%	to	22.30%
2020	0.95%	to	1.85%	269,614	28.67	to	23.74	7,458,461	1.62%	5.43%	to	4.47%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	0.95%	to	1.85%	309,177	27.19	to	22.72	8,116,773	1.81%	25.90%	to	24.76%
2018	0.95%	to	1.85%	336,322	21.60	to	18.21	7,027,552	2.00%	-9.41%	to	-10.24%
2017	0.95%	to	1.85%	375,423	23.84	to	20.29	8,679,977	1.43%	11.58%	to	10.57%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2021	1.30%	to	1.50%	163,859	48.29	to	38.78	7,694,964	1.86%	23.27%	to	23.02%
2020	1.30%	to	1.50%	181,413	39.18	to	31.52	6,905,253	1.79%	5.31%	to	5.09%
2019	1.30%	to	1.50%	201,505	37.20	to	29.99	7,280,087	2.01%	25.79%	to	25.53%
2018	1.30%	to	1.50%	234,998	29.57	to	23.89	6,763,254	2.18%	-9.49%	to	-9.68%
2017	1.30%	to	1.50%	266,402	32.68	to	26.45	8,475,289	1.63%	11.43%	to	11.21%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2021	0.95%	to	1.50%	177,009	40.80	to	29.72	6,891,515	1.76%	23.64%	to	22.96%
2020	0.95%	to	1.50%	197,168	33.00	to	24.17	6,164,107	1.74%	5.53%	to	4.95%
2019	0.95%	to	1.50%	213,668	31.27	to	23.03	6,345,772	1.91%	26.12%	to	25.42%
2018	0.95%	to	1.50%	245,942	24.79	to	18.36	5,804,909	2.07%	-9.28%	to	-9.78%
2017	0.95%	to	1.50%	295,045	27.33	to	20.35	7,687,349	1.57%	11.74%	to	11.12%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2021	0.95%	to	1.85%	285,719	38.03	to	31.20	10,559,677	0.00%	21.74%	to	20.63%
2020	0.95%	to	1.85%	309,788	31.24	to	25.87	9,417,739	0.04%	42.19%	to	40.90%
2019	0.95%	to	1.85%	341,782	21.97	to	18.36	7,318,073	0.06%	32.70%	to	31.50%
2018	0.95%	to	1.85%	396,350	16.55	to	13.96	6,399,676	0.04%	-1.38%	to	-2.28%
2017	0.95%	to	1.85%	444,704	16.79	to	14.29	7,293,298	0.08%	33.54%	to	32.33%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2021	0.95%	to	1.60%	114,788	33.51	to	29.05	3,727,996	2.20%	24.45%	to	23.63%
2020	0.95%	to	1.60%	124,590	26.92	to	23.50	3,250,924	1.90%	6.57%	to	5.87%
2019	0.95%	to	1.60%	139,310	25.26	to	22.19	3,421,431	3.43%	28.45%	to	27.61%
2018	0.95%	to	1.60%	157,055	19.67	to	17.39	3,010,215	0.20%	-10.06%	to	-10.65%
2017	0.95%	to	1.75%	174,470	21.87	to	18.95	3,715,791	1.08%	15.51%	to	14.58%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Initial Class (FGIP)
2020	1.30%	to	1.50%	101,837	43.53	to	34.96	4,293,354	2.12%	6.45%	to	6.23%
2019	1.30%	to	1.50%	110,788	40.89	to	32.91	4,393,733	3.61%	28.36%	to	28.10%
2018	1.30%	to	1.50%	125,623	31.86	to	25.69	3,888,663	0.36%	-10.17%	to	-10.35%
2017	1.30%	to	1.50%	144,596	35.46	to	28.66	4,995,427	1.25%	15.38%	to	15.15%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class (FGIS)
2021	0.95%	to	1.25%	2	44.94	to	31.56	77	0.40%	24.57%	to	24.19%
2020	0.95%	to	1.25%	137,168	36.08	to	25.42	4,892,222	2.06%	6.71%	to	6.39%
2019	0.95%	to	1.25%	142,917	33.81	to	23.89	4,778,345	3.54%	28.71%	to	28.32%
2018	0.95%	to	1.25%	162,030	26.27	to	18.62	4,210,119	0.25%	-9.94%	to	-10.22%
2017	0.95%	to	1.30%	183,327	29.17	to	20.54	5,291,380	1.16%	15.67%	to	15.26%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2021	1.30%	to	1.50%	193,567	83.73	to	68.79	15,667,680	0.00%	21.61%	to	21.37%
2020	1.30%	to	1.50%	214,535	68.85	to	56.68	14,300,467	0.07%	42.02%	to	41.74%
2019	1.30%	to	1.50%	233,086	48.48	to	39.99	10,950,386	0.26%	32.57%	to	32.30%
2018	1.30%	to	1.50%	242,955	36.57	to	30.23	8,614,533	0.24%	-1.47%	to	-1.67%
2017	1.30%	to	1.50%	279,392	37.11	to	30.74	10,079,536	0.22%	33.38%	to	33.11%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2021	0.95%	to	1.50%	186,361	73.58	to	44.53	13,538,737	0.00%	21.91%	to	21.24%
2020	0.95%	to	1.50%	215,599	60.35	to	36.73	12,846,659	0.06%	42.38%	to	41.59%
2019	0.95%	to	1.50%	228,952	42.39	to	25.94	9,585,434	0.17%	32.91%	to	32.17%
2018	0.95%	to	1.50%	254,601	31.89	to	19.62	8,006,621	0.15%	-1.23%	to	-1.78%
2017	0.95%	to	1.65%	286,803	32.29	to	19.42	9,100,252	0.13%	33.72%	to	32.78%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)
2021	0.95%	to	1.85%	83,927	20.64	to	16.94	1,665,107	5.23%	3.30%	to	2.36%
2020	0.95%	to	1.85%	87,368	19.98	to	16.55	1,682,301	4.91%	1.45%	to	0.53%
2019	0.95%	to	1.85%	96,807	19.70	to	16.46	1,838,908	4.97%	13.68%	to	12.65%
2018	0.95%	to	1.85%	107,633	17.33	to	14.61	1,803,548	5.24%	-4.55%	to	-5.42%
2017	0.95%	to	1.80%	128,888	18.15	to	15.59	2,273,654	4.96%	5.90%	to	4.94%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2021	1.30%	to	1.50%	203,392	22.97	to	18.66	4,533,581	5.27%	3.05%	to	2.85%
2020	1.30%	to	1.50%	217,364	22.29	to	18.14	4,704,691	4.96%	1.41%	to	1.20%
2019	1.30%	to	1.50%	232,341	21.98	to	17.93	4,965,571	5.11%	13.61%	to	13.38%
2018	1.30%	to	1.50%	258,160	19.35	to	15.81	4,854,611	5.40%	-4.55%	to	-4.74%
2017	1.30%	to	1.50%	296,755	20.27	to	16.60	5,857,714	5.13%	5.55%	to	5.33%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
2021	0.95%	to	1.50%	108,437	20.04	to	17.40	2,148,279	5.14%	3.50%	to	2.93%
2020	0.95%	to	1.50%	117,741	19.36	to	16.91	2,255,104	4.94%	1.67%	to	1.11%
2019	0.95%	to	1.50%	124,096	19.04	to	16.72	2,338,545	5.09%	13.83%	to	13.20%
2018	0.95%	to	1.50%	134,299	16.73	to	14.77	2,222,500	5.38%	-4.52%	to	-5.05%
2017	0.95%	to	1.50%	150,007	17.52	to	15.56	2,600,525	5.00%	6.06%	to	5.47%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)
2021	0.95%	to	1.55%	268,001	25.37	to	20.73	6,672,838	2.01%	-1.55%	to	-2.15%
2020	0.95%	to	1.55%	278,774	25.77	to	21.18	7,056,811	2.15%	8.36%	to	7.70%
2019	0.95%	to	1.55%	312,503	23.79	to	19.67	7,309,975	2.68%	8.62%	to	7.97%
2018	0.95%	to	1.55%	338,882	21.90	to	18.22	7,306,160	2.44%	-1.48%	to	-2.08%
2017	0.95%	to	1.70%	366,021	22.23	to	18.08	8,025,994	2.32%	3.23%	to	2.45%
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)
2021	0.95%	to	1.55%	507,494	57.03	to	37.01	29,969,763	1.25%	27.36%	to	26.59%
2020	0.95%	to	1.70%	551,361	44.78	to	28.29	25,673,612	1.74%	17.12%	to	16.23%
2019	0.95%	to	1.70%	607,919	38.23	to	24.34	24,311,780	1.96%	30.10%	to	29.12%
2018	0.95%	to	1.70%	650,919	29.39	to	18.85	20,038,250	1.83%	-5.40%	to	-6.12%
2017	0.95%	to	1.70%	706,961	31.07	to	20.08	23,002,643	1.79%	20.56%	to	19.65%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2020	0.95%	to	1.80%	213,117	55.43	to	46.38	11,523,123	0.40%	16.75%	to	15.75%
2019	0.95%	to	1.80%	241,230	47.47	to	40.07	11,166,909	0.67%	22.00%	to	20.96%
2018	0.95%	to	1.80%	260,035	38.91	to	33.13	9,872,938	0.40%	-15.59%	to	-16.32%
2017	0.95%	to	1.80%	293,442	46.10	to	39.59	13,205,938	0.49%	19.39%	to	18.37%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)
2021	1.30%			20,262	116.06			2,351,419	0.58%	23.97%
2020	1.30%			21,576	93.62			2,019,873	0.65%	16.65%
2019	1.30%			23,138	80.25			1,856,871	0.84%	21.84%
2018	1.30%			28,142	65.86			1,853,632	0.63%	-15.66%
2017	1.30%			33,669	78.09			2,629,256	0.68%	19.24%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2020	0.95%	to	1.45%	72,392	98.96	to	81.85	7,091,340	0.57%	16.92%	to	16.33%
2019	0.95%	to	1.45%	73,665	84.64	to	70.36	6,173,561	0.79%	22.18%	to	21.56%
2018	0.95%	to	1.45%	78,453	69.28	to	57.88	5,382,046	0.55%	-15.46%	to	-15.88%
2017	0.95%	to	1.85%	84,392	81.94	to	63.79	6,848,687	0.61%	19.56%	to	18.48%
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)
2021	0.95%	to	1.50%	412,873	12.60	to	11.13	4,951,424	0.01%	-0.94%	to	-1.49%
2020	0.95%	to	1.50%	391,363	12.72	to	11.30	4,758,018	0.28%	-0.63%	to	-1.18%
2019	0.95%	to	1.50%	276,218	12.80	to	11.44	3,381,718	1.96%	1.05%	to	0.49%
2018	0.95%	to	1.50%	329,911	12.66	to	11.38	4,042,255	1.67%	0.67%	to	0.11%
2017	0.95%	to	1.50%	259,691	12.58	to	11.37	3,167,687	0.66%	-0.27%	to	-0.83%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2021	0.95%	to	1.75%	109,258	20.57	to	17.26	2,200,832	0.32%	18.26%	to	17.30%
2020	0.95%	to	1.75%	118,942	17.40	to	14.71	2,025,043	0.21%	14.24%	to	13.32%
2019	0.95%	to	1.75%	133,700	15.23	to	12.98	1,990,416	1.50%	26.29%	to	25.27%
2018	0.95%	to	1.85%	149,856	12.06	to	10.17	1,766,634	1.26%	-15.87%	to	-16.64%
2017	0.95%	to	1.85%	167,724	14.33	to	12.20	2,346,971	1.16%	28.76%	to	27.59%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2021	1.30%	to	1.50%	176,781	34.61	to	28.15	5,959,488	0.51%	18.14%	to	17.90%
2020	1.30%	to	1.50%	202,392	29.29	to	23.88	5,779,620	0.43%	14.11%	to	13.88%
2019	1.30%	to	1.50%	229,946	25.67	to	20.97	5,758,023	1.69%	26.11%	to	25.85%
2018	1.30%	to	1.50%	256,238	20.36	to	16.66	5,097,130	1.47%	-15.92%	to	-16.09%
2017	1.30%	to	1.50%	296,806	24.21	to	19.86	7,029,972	1.42%	28.60%	to	28.34%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2021	0.95%	to	1.45%	65,362	30.14	to	23.61	1,903,612	0.44%	18.44%	to	17.84%
2020	0.95%	to	1.45%	68,848	25.45	to	20.04	1,695,171	0.35%	14.40%	to	13.82%
2019	0.95%	to	1.45%	72,812	22.25	to	17.60	1,569,198	1.65%	26.46%	to	25.82%
2018	0.95%	to	1.45%	79,146	17.59	to	13.99	1,350,864	1.43%	-15.70%	to	-16.13%
2017	0.95%	to	1.45%	87,445	20.87	to	16.68	1,774,069	1.33%	28.87%	to	28.22%
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)
2021	0.95%	to	1.75%	10,977	36.53	to	30.91	385,251	1.48%	28.49%	to	27.45%
2020	0.95%	to	1.75%	12,421	28.43	to	24.25	340,170	1.29%	5.01%	to	4.17%
2019	0.95%	to	1.75%	13,177	27.07	to	23.28	344,774	1.53%	30.62%	to	29.57%
2018	0.95%	to	1.75%	15,277	20.72	to	17.97	306,634	0.90%	-14.90%	to	-15.60%
2017	0.95%	to	1.75%	14,997	24.35	to	21.29	354,418	1.07%	14.27%	to	13.35%
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class (FVS)
2021	0.95%	to	1.05%	6,746	37.69	to	36.92	253,166	1.57%	28.69%	to	28.56%
2020	0.95%	to	1.05%	6,927	29.29	to	28.71	201,999	1.37%	5.22%	to	5.11%
2019	0.95%	to	1.05%	7,136	27.84	to	27.32	197,792	1.70%	30.75%	to	30.62%
2018	0.95%	to	1.05%	7,580	21.29	to	20.91	160,732	0.78%	-14.79%	to	-14.88%
2017	0.95%	to	1.05%	10,465	24.98	to	24.57	260,848	1.22%	14.44%	to	14.33%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2021	0.95%	to	1.10%	3,231	47.61	to	46.22	152,822	1.46%	32.21%	to	32.01%
2020	0.95%	to	1.10%	3,330	36.01	to	35.01	119,160	1.21%	7.15%	to	6.99%
2019	0.95%	to	1.10%	3,462	33.61	to	32.73	115,544	1.60%	33.02%	to	32.81%
2018	0.95%	to	1.10%	3,553	25.27	to	24.64	89,151	0.87%	-18.12%	to	-18.25%
2017	0.95%	to	1.10%	3,601	30.86	to	30.14	110,324	1.40%	18.08%	to	17.90%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2021	0.95%	to	1.85%	26,578	43.74	to	36.55	1,120,141	1.25%	32.08%	to	30.88%
2020	0.95%	to	1.85%	27,895	33.12	to	27.93	890,455	1.05%	6.99%	to	6.02%
2019	0.95%	to	1.85%	32,063	30.96	to	26.34	961,268	1.35%	32.82%	to	31.62%
2018	0.95%	to	1.85%	38,703	23.31	to	20.02	874,809	0.70%	-18.29%	to	-19.03%
2017	0.95%	to	1.85%	45,056	28.52	to	24.72	1,248,737	1.18%	17.96%	to	16.89%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2021	0.95%	to	1.55%	23,265	19.48	to	17.93	437,954	1.68%	10.62%	to	9.95%
2020	0.95%	to	1.55%	28,635	17.61	to	16.31	490,848	1.49%	10.68%	to	10.01%
2019	0.95%	to	1.55%	29,901	15.91	to	14.82	464,281	3.45%	18.72%	to	18.00%
2018	0.95%	to	1.55%	32,984	13.40	to	12.56	431,451	3.18%	-10.51%	to	-11.06%
2017	0.95%	to	1.55%	37,734	14.98	to	14.12	553,880	2.73%	10.92%	to	10.25%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.95%	to	1.35%	23,237	42.49	to	39.42	962,456	1.51%	15.12%	to	14.66%
2019	0.95%	to	1.35%	25,941	36.91	to	34.38	934,719	1.48%	28.35%	to	27.84%
2018	0.95%	to	1.35%	28,650	28.76	to	26.89	805,720	1.41%	-5.75%	to	-6.13%
2017	0.95%	to	1.35%	34,987	30.51	to	28.65	1,045,467	1.74%	19.70%	to	19.22%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2021	0.95%	to	1.35%	3,357	19.30	to	17.83	62,851	1.97%	3.44%	to	3.03%
2020	0.95%	to	1.35%	4,374	18.66	to	17.31	79,320	3.63%	-1.86%	to	-2.25%
2019	0.95%	to	1.35%	4,666	19.01	to	17.71	86,333	1.98%	11.77%	to	11.31%
2018	0.95%	to	1.35%	4,830	17.01	to	15.91	80,084	2.88%	-16.08%	to	-16.42%
2017	0.95%	to	1.35%	5,011	20.27	to	19.03	99,160	2.80%	15.91%	to	15.44%
Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)
2021	0.95%	to	1.75%	78,924	37.25	to	31.70	2,834,695	1.52%	31.78%	to	30.72%
2020	0.95%	to	1.75%	95,369	28.27	to	24.25	2,608,679	2.13%	-2.03%	to	-2.82%
2019	0.95%	to	1.75%	114,445	28.85	to	24.96	3,196,118	1.70%	23.75%	to	22.75%
2018	0.95%	to	1.75%	122,049	23.31	to	20.33	2,758,073	1.38%	-13.20%	to	-13.91%
2017	0.95%	to	1.80%	147,616	26.86	to	23.43	3,847,277	1.90%	16.46%	to	15.47%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2020	0.95%	to	1.80%	57,271	42.15	to	35.82	2,343,903	0.00%	40.65%	to	39.44%
2019	0.95%	to	1.80%	66,685	29.97	to	25.69	1,942,185	0.00%	35.13%	to	33.97%
2018	0.95%	to	1.85%	71,377	22.18	to	19.01	1,538,165	0.00%	-4.81%	to	-5.68%
2017	0.95%	to	1.85%	81,060	23.30	to	20.16	1,835,883	0.00%	25.82%	to	24.68%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)
2021	0.95%	to	1.80%	12,893	30.51	to	26.66	376,197	0.40%	26.17%	to	25.09%
2020	0.95%	to	1.80%	16,688	24.18	to	21.31	386,892	0.91%	12.49%	to	11.53%
2019	0.95%	to	1.80%	23,823	21.50	to	19.11	493,032	0.17%	27.44%	to	26.35%
2018	0.95%	to	1.80%	25,825	16.87	to	15.12	420,964	0.00%	-10.47%	to	-11.25%
2017	0.95%	to	1.80%	27,696	18.84	to	17.04	505,140	0.76%	11.81%	to	10.85%
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
2021	0.95%	to	1.35%	3,514	31.72	to	29.77	109,689	1.02%	26.53%	to	26.02%
2020	1.10%	to	1.35%	1,867	24.52	to	23.62	45,354	1.37%	12.60%	to	12.31%
2019	1.10%	to	1.35%	1,901	21.77	to	21.03	41,045	0.94%	27.55%	to	27.22%
2018	0.95%	to	1.35%	2,137	17.40	to	16.53	36,298	0.88%	-10.26%	to	-10.63%
2017	0.95%	to	1.35%	2,410	19.39	to	18.50	45,818	1.04%	12.10%	to	11.65%
Invesco - Invesco V.I. International Growth Fund: Series II Shares (AVIE2)
2021	0.95%	to	1.75%	2,057	34.80	to	29.62	68,592	1.03%	4.60%	to	3.76%
2020	0.95%	to	1.75%	2,347	33.27	to	28.55	74,924	2.12%	12.66%	to	11.75%
2019	0.95%	to	1.75%	2,670	29.53	to	25.54	75,885	1.22%	27.02%	to	25.99%
2018	0.95%	to	1.80%	3,335	23.25	to	20.10	74,810	1.60%	-16.02%	to	-16.74%
2017	0.95%	to	1.80%	5,680	27.68	to	24.14	153,894	1.27%	21.56%	to	20.52%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)
2021	1.10%	to	1.35%	3,998	36.75	to	34.97	145,898	0.44%	21.89%	to	21.58%
2020	1.10%	to	1.35%	4,377	30.15	to	28.76	131,186	0.75%	8.05%	to	7.77%
2019	1.10%	to	1.35%	4,412	27.90	to	26.69	122,355	0.51%	23.90%	to	23.59%
2018	1.10%	to	1.35%	4,411	22.52	to	21.59	98,787	0.52%	-12.33%	to	-12.55%
2017	0.95%	to	1.35%	4,480	26.30	to	24.70	114,497	0.49%	13.83%	to	13.37%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2021	1.10%			1,269	17.34			21,999	0.00%	17.79%
2020	1.10%			1,310	14.72			19,280	0.00%	47.18%		*	***
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
2021	0.95%	to	1.40%	7,570	17.29	to	17.16	130,645	0.00%	17.66%	to	17.13%
2020	0.95%	to	1.40%	10,277	14.70	to	14.65	150,893	0.00%	46.97%	to	46.52%	****
Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)
2020	0.95%	to	1.80%	117,600	33.97	to	28.87	3,859,688	1.16%	12.61%	to	11.65%
2019	0.95%	to	1.80%	141,461	30.17	to	25.86	4,140,552	0.82%	30.49%	to	29.37%
2018	0.95%	to	2.00%	156,454	23.12	to	19.31	3,493,815	0.90%	-8.98%	to	-9.95%
2017	0.95%	to	2.00%	170,379	25.40	to	21.45	4,186,060	1.04%	15.53%	to	14.31%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2021	0.95%	to	1.35%	4,426	54.23	to	50.10	233,612	0.00%	14.39%	to	13.93%
2020	0.95%	to	1.35%	5,136	47.41	to	43.97	237,235	0.71%	26.43%	to	25.92%
2019	0.95%	to	1.35%	5,361	37.50	to	34.92	196,142	0.90%	30.54%	to	30.01%
2018	0.95%	to	1.35%	5,631	28.73	to	26.86	158,081	0.92%	-14.01%	to	-14.36%
2017	0.95%	to	1.50%	8,693	33.41	to	30.63	284,415	0.91%	35.37%	to	34.62%
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
2021	0.95%	to	1.85%	64,432	51.70	to	43.12	3,221,318	0.00%	14.08%	to	13.04%
2020	0.95%	to	1.95%	72,493	45.32	to	37.42	3,183,692	0.43%	26.13%	to	24.85%
2019	0.95%	to	1.95%	95,666	35.93	to	29.97	3,331,826	0.64%	30.21%	to	28.89%
2018	0.95%	to	1.95%	105,223	27.59	to	23.25	2,817,400	0.77%	-14.22%	to	-15.09%
2017	0.95%	to	1.95%	121,449	32.17	to	27.38	3,795,774	0.73%	35.03%	to	33.67%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2020	0.95%	to	1.10%	4,750	13.51	to	13.38	63,846	0.66%	19.89%	to	19.71%
2019	0.95%	to	1.10%	4,966	11.27	to	11.17	55,716	0.71%	26.74%	to	26.54%
2018	0.95%	to	1.10%	5,177	8.89	to	8.83	45,863	0.78%	-20.32%	to	-20.44%
2017	0.95%	to	1.10%	6,018	11.16	to	11.10	66,848	0.96%	25.25%	to	25.06%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2021	0.95%	to	1.35%	7,856	11.21	to	10.80	86,971	4.93%	-4.33%	to	-4.72%
2020	0.95%	to	1.35%	7,305	11.72	to	11.34	84,655	5.36%	2.42%	to	2.00%
2019	0.95%	to	1.35%	8,796	11.44	to	11.12	99,672	3.84%	9.75%	to	9.31%
2018	0.95%	to	1.35%	12,216	10.43	to	10.17	126,571	4.96%	-5.31%	to	-5.70%
2017	0.95%	to	1.35%	12,109	11.01	to	10.78	132,619	2.31%	5.27%	to	4.84%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)
2021	0.95%	to	1.75%	97,984	20.91	to	17.80	1,983,142	4.16%	-4.48%	to	-5.25%
2020	0.95%	to	1.75%	110,004	21.89	to	18.78	2,331,425	5.29%	2.01%	to	1.19%
2019	0.95%	to	1.75%	119,493	21.46	to	18.56	2,490,561	3.42%	9.56%	to	8.67%
2018	0.95%	to	1.80%	130,558	19.58	to	16.93	2,483,738	4.59%	-5.45%	to	-6.27%
2017	0.95%	to	1.80%	148,044	20.71	to	18.07	2,982,572	1.98%	5.03%	to	4.13%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2021	0.95%	to	1.20%	7,953	60.86	to	57.92	470,676	0.38%	21.39%	to	21.08%
2020	0.95%	to	1.20%	7,683	50.14	to	47.84	375,181	0.65%	18.79%	to	18.49%
2019	0.95%	to	1.20%	7,663	42.21	to	40.37	315,467	0.19%	25.27%	to	24.95%
2018	0.95%	to	1.20%	9,469	33.69	to	32.31	311,498	0.30%	-11.18%	to	-11.41%
2017	0.95%	to	1.35%	9,640	37.93	to	35.62	357,645	0.78%	13.07%	to	12.62%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)
2021	0.95%	to	1.40%	10,526	33.47	to	31.17	343,366	0.18%	21.10%	to	20.55%
2020	0.95%	to	1.40%	11,010	27.64	to	25.85	297,232	0.37%	18.50%	to	17.96%
2019	0.95%	to	1.40%	13,627	23.32	to	21.92	311,208	0.00%	24.94%	to	24.37%
2018	0.95%	to	2.00%	17,947	18.67	to	16.31	321,475	0.06%	-11.39%	to	-12.34%
2017	0.95%	to	2.00%	23,242	21.07	to	18.61	472,872	0.61%	12.83%	to	11.64%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2021	0.95%	to	1.60%	10,733	23.11	to	21.26	245,197	1.59%	9.39%	to	8.68%
2020	0.95%	to	1.60%	11,539	21.12	to	19.56	240,660	2.04%	12.80%	to	12.06%
2019	0.95%	to	1.60%	14,110	18.73	to	17.46	261,186	2.02%	20.62%	to	19.83%
2018	0.95%	to	1.60%	16,307	15.52	to	14.57	250,487	1.43%	-6.34%	to	-6.96%
2017	0.95%	to	1.60%	31,665	16.58	to	15.66	519,477	1.53%	17.15%	to	16.39%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2020	0.95%	to	1.30%	8,300	10.49	to	10.25	86,308	1.78%	-2.21%	to	-2.56%
2019	0.95%	to	1.30%	8,975	10.73	to	10.52	95,557	0.90%	17.02%	to	16.61%
2018	0.95%	to	1.30%	9,250	9.17	to	9.02	84,285	2.01%	-19.33%	to	-19.62%
2017	0.95%	to	1.30%	6,486	11.37	to	11.22	73,333	1.68%	26.62%	to	26.17%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
2021	0.95%	to	1.75%	57,412	26.95	to	25.52	1,525,107	0.03%	24.46%	to	23.46%
2020	0.95%	to	1.75%	61,031	21.66	to	20.67	1,305,871	0.23%	21.04%	to	20.06%
2019	0.95%	to	1.75%	76,949	17.89	to	17.21	1,364,547	0.34%	38.26%	to	37.14%
2018	0.95%	to	1.75%	79,898	12.94	to	12.55	1,026,362	0.33%	-0.38%	to	-1.19%
2017	0.95%	to	1.75%	88,795	12.99	to	12.70	1,147,131	0.43%	26.89%	to	25.87%
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2021	0.95%	to	1.85%	58,066	41.15	to	34.32	2,299,097	0.00%	12.79%	to	11.77%
2020	0.95%	to	1.95%	64,253	36.48	to	30.12	2,257,527	0.00%	34.83%	to	33.47%
2019	0.95%	to	1.95%	60,508	27.06	to	22.57	1,575,429	0.00%	36.96%	to	35.58%
2018	0.95%	to	1.95%	68,199	19.76	to	16.65	1,295,056	0.00%	-0.01%	to	-1.03%
2017	0.95%	to	1.95%	75,975	19.76	to	16.82	1,447,570	0.00%	25.48%	to	24.21%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2021	0.95%	to	1.65%	26,697	54.27	to	47.13	1,401,630	0.00%	0.61%	to	-0.10%
2020	0.95%	to	1.65%	31,910	53.94	to	47.18	1,669,578	0.00%	44.20%	to	43.18%
2019	0.95%	to	1.65%	36,257	37.40	to	32.95	1,315,218	0.00%	39.93%	to	38.94%
2018	0.95%	to	1.65%	38,204	26.73	to	23.71	990,805	0.00%	-2.66%	to	-3.35%
2017	0.95%	to	1.65%	45,261	27.46	to	24.54	1,206,160	0.00%	25.14%	to	24.25%
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2021	0.95%	to	1.60%	52,562	44.32	to	38.88	2,251,698	1.11%	23.97%	to	23.16%
2020	0.95%	to	1.95%	60,361	35.75	to	29.52	2,091,290	1.42%	2.24%	to	1.21%
2019	0.95%	to	1.95%	57,034	34.96	to	29.16	1,940,740	1.92%	28.28%	to	26.98%
2018	0.95%	to	2.00%	68,873	27.26	to	22.77	1,798,363	1.25%	-11.21%	to	-12.16%
2017	0.95%	to	2.00%	83,777	30.70	to	25.92	2,466,112	1.79%	16.24%	to	15.01%
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2021	0.95%	to	1.45%	26,100	30.02	to	28.30	772,396	0.14%	9.23%	to	8.68%
2020	0.95%	to	1.40%	27,220	27.48	to	26.18	738,311	0.80%	19.06%	to	18.52%
2019	0.95%	to	1.40%	34,529	23.08	to	22.09	787,754	1.47%	24.46%	to	23.89%
2018	0.95%	to	1.40%	37,254	18.55	to	17.83	683,828	0.90%	-10.59%	to	-11.00%
2017	0.95%	to	1.60%	40,517	20.74	to	19.72	830,746	1.28%	25.62%	to	24.80%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2021	0.95%	to	1.75%	23,043	16.92	to	14.54	383,272	2.61%	-1.48%	to	-2.28%
2020	0.95%	to	1.75%	24,001	17.17	to	14.88	405,541	2.51%	6.53%	to	5.67%
2019	0.95%	to	1.75%	23,228	16.12	to	14.08	368,532	3.58%	9.56%	to	8.68%
2018	0.95%	to	1.75%	19,139	14.71	to	12.96	277,321	2.59%	-1.86%	to	-2.65%
2017	0.95%	to	1.75%	14,226	14.99	to	13.31	208,670	2.88%	4.89%	to	4.05%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2021	0.95%	to	1.75%	224,407	15.92	to	13.55	3,470,978	1.59%	-3.01%	to	-3.79%
2020	0.95%	to	1.75%	246,559	16.41	to	14.08	3,935,476	2.05%	5.07%	to	4.23%
2019	0.95%	to	1.75%	247,644	15.62	to	13.51	3,771,193	2.30%	5.26%	to	4.41%
2018	0.95%	to	1.85%	263,230	14.84	to	12.72	3,811,983	2.13%	-1.00%	to	-1.91%
2017	0.95%	to	1.85%	281,571	14.99	to	12.97	4,125,434	2.02%	1.12%	to	0.20%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2021	0.95%	to	1.75%	25,719	32.03	to	27.26	806,944	0.92%	-8.39%	to	-9.13%
2020	0.95%	to	1.75%	26,341	34.97	to	30.00	901,435	1.67%	11.92%	to	11.02%
2019	0.95%	to	1.75%	33,600	31.24	to	27.02	1,020,954	2.07%	21.50%	to	20.52%
2018	0.95%	to	1.75%	40,568	25.71	to	22.42	1,014,582	0.42%	-18.44%	to	-19.10%
2017	0.95%	to	1.75%	47,424	31.53	to	27.72	1,455,118	0.94%	39.88%	to	38.76%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2021	0.95%	to	1.55%	171,703	26.61	to	24.20	4,491,482	1.13%	13.62%	to	12.93%
2020	0.95%	to	1.55%	164,833	23.42	to	21.42	3,786,855	1.47%	10.93%	to	10.26%
2019	0.95%	to	1.40%	168,710	21.11	to	19.84	3,506,204	1.64%	19.64%	to	19.09%
2018	0.95%	to	1.40%	169,952	17.65	to	16.66	2,952,561	1.19%	-5.89%	to	-6.32%
2017	0.95%	to	1.40%	213,243	18.75	to	17.78	3,943,625	1.09%	14.70%	to	14.18%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2021	0.95%	to	1.80%	33,669	14.04	to	12.27	453,763	1.90%	-1.66%	to	-2.50%
2020	0.95%	to	1.80%	36,905	14.28	to	12.58	509,646	2.17%	8.17%	to	7.24%
2019	0.95%	to	1.80%	33,905	13.20	to	11.73	432,619	1.79%	7.95%	to	7.02%
2018	0.95%	to	1.80%	34,215	12.23	to	10.96	404,764	2.31%	-2.02%	to	-2.86%
2017	0.95%	to	1.80%	37,426	12.48	to	11.29	454,171	1.16%	2.23%	to	1.36%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2021	0.95%	to	1.80%	43,765	38.53	to	33.66	1,659,575	0.00%	14.90%	to	13.92%
2020	0.95%	to	1.80%	51,977	33.53	to	29.55	1,712,751	0.66%	28.70%	to	27.59%
2019	0.95%	to	1.80%	58,150	26.05	to	23.16	1,487,165	0.64%	33.50%	to	32.35%
2018	0.95%	to	1.80%	64,800	19.52	to	17.50	1,244,168	0.21%	-10.29%	to	-11.06%
2017	0.95%	to	1.80%	77,759	21.75	to	19.67	1,662,235	0.67%	29.73%	to	28.62%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2021	0.95%	to	1.40%	25,897	30.49	to	28.52	777,792	1.06%	22.47%	to	21.92%
2020	0.95%	to	1.40%	27,512	24.90	to	23.39	675,347	1.65%	12.00%	to	11.50%
2019	0.95%	to	1.40%	33,807	22.23	to	20.98	741,054	1.28%	24.47%	to	23.91%
2018	0.95%	to	1.40%	40,920	17.86	to	16.93	720,858	0.97%	-3.12%	to	-3.56%
2017	0.95%	to	1.40%	42,422	18.43	to	17.56	772,099	1.39%	20.77%	to	20.22%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2021	0.95%	to	1.80%	126,498	50.63	to	44.24	6,267,122	0.00%	20.38%	to	19.35%
2020	0.95%	to	1.80%	90,217	42.06	to	37.06	3,730,034	0.70%	50.06%	to	48.77%
2019	0.95%	to	1.80%	92,618	28.03	to	24.91	2,558,023	0.35%	29.05%	to	27.94%
2018	0.95%	to	1.80%	102,775	21.72	to	19.47	2,201,752	0.29%	-1.61%	to	-2.45%
2017	0.95%	to	1.80%	116,284	22.07	to	19.96	2,528,783	0.29%	26.59%	to	25.50%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2021	0.95%	to	1.85%	465,248	33.14	to	27.64	14,744,243	0.16%	12.55%	to	11.53%
2020	0.95%	to	1.95%	498,891	29.45	to	24.31	14,085,989	0.22%	11.26%	to	10.14%
2019	0.95%	to	1.95%	511,090	26.47	to	22.07	12,995,145	2.01%	20.67%	to	19.45%
2018	0.95%	to	1.95%	585,769	21.93	to	18.48	12,335,377	1.60%	-8.61%	to	-9.54%
2017	0.95%	to	1.95%	628,511	24.00	to	20.43	14,504,907	1.59%	15.57%	to	14.41%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2021	0.95%	to	1.85%	253,794	22.96	to	19.15	5,490,552	0.21%	5.69%	to	4.73%
2020	0.95%	to	1.85%	285,950	21.73	to	18.29	5,884,399	0.13%	7.52%	to	6.54%
2019	0.95%	to	1.85%	314,133	20.21	to	17.16	6,030,525	2.10%	12.40%	to	11.38%
2018	0.95%	to	1.85%	367,493	17.98	to	15.41	6,297,674	1.92%	-4.65%	to	-5.52%
2017	0.95%	to	1.85%	393,094	18.85	to	16.31	7,093,989	1.81%	8.18%	to	7.20%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2021	1.30%	to	1.40%	292,836	16.84	to	16.82	4,925,674	1.94%	13.55%	to	13.47%	****
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2021	0.95%	to	1.60%	535,386	16.88	to	16.70	9,027,758	8.14%	26.88%	to	26.04%
2020	0.95%			55,124	13.31			733,454	3.27%	33.06%		*	***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2021	0.95%	to	1.80%	84,516	36.04	to	30.37	2,938,284	0.13%	14.41%	to	13.42%
2020	0.95%	to	1.80%	89,569	31.50	to	26.77	2,726,461	0.22%	11.74%	to	10.79%
2019	0.95%	to	1.80%	93,681	28.19	to	24.17	2,554,663	1.89%	22.56%	to	21.51%
2018	0.95%	to	1.80%	105,736	23.00	to	19.89	2,353,667	1.34%	-9.73%	to	-10.50%
2017	0.95%	to	1.80%	134,712	25.48	to	22.22	3,277,630	1.54%	17.31%	to	16.30%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2021	0.95%	to	1.80%	217,231	18.08	to	15.23	3,746,528	0.23%	1.77%	to	0.90%
2020	0.95%	to	1.80%	218,457	17.76	to	15.10	3,708,348	0.09%	5.70%	to	4.79%
2019	0.95%	to	1.80%	243,237	16.80	to	14.40	3,909,979	2.13%	8.49%	to	7.56%
2018	0.95%	to	1.80%	259,221	15.49	to	13.39	3,845,916	1.90%	-2.74%	to	-3.58%
2017	0.95%	to	1.80%	303,612	15.93	to	13.89	4,646,090	1.85%	4.68%	to	3.79%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2021	0.95%	to	1.85%	786,081	27.78	to	23.17	20,664,821	0.19%	9.27%	to	8.27%
2020	0.95%	to	1.95%	896,353	25.43	to	21.00	21,613,873	0.13%	9.30%	to	8.19%
2019	0.95%	to	1.95%	1,036,701	23.27	to	19.41	22,935,619	2.10%	16.63%	to	15.45%
2018	0.95%	to	1.95%	1,195,423	19.95	to	16.81	22,738,121	1.80%	-6.58%	to	-7.53%
2017	0.95%	to	1.95%	1,287,294	21.35	to	18.18	26,340,702	1.71%	11.86%	to	10.73%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2021	1.10%	to	1.20%	3,469	13.41	to	13.31	46,517	4.63%	3.81%	to	3.71%
2020	1.10%	to	1.20%	3,731	12.92	to	12.83	48,196	3.66%	4.85%	to	4.74%
2019	0.95%	to	1.20%	7,174	12.43	to	12.25	88,673	5.58%	13.65%	to	13.36%
2018	0.95%	to	1.20%	8,102	10.94	to	10.81	88,155	5.85%	-3.93%	to	-4.17%
2017	0.95%	to	1.20%	8,434	11.38	to	11.28	95,625	4.17%	5.75%	to	5.48%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2021	0.95%	to	1.50%	7,462	55.57	to	49.83	402,812	1.24%	23.08%	to	22.40%
2020	0.95%	to	1.50%	6,802	45.15	to	40.71	298,778	1.14%	12.04%	to	11.42%
2019	0.95%	to	1.50%	7,923	40.29	to	36.54	311,708	1.21%	24.46%	to	23.77%
2018	0.95%	to	1.50%	10,984	32.38	to	29.52	347,450	1.27%	-12.23%	to	-12.72%
2017	0.95%	to	1.50%	12,050	36.89	to	33.82	434,051	1.10%	14.68%	to	14.05%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
2021	0.95%	to	1.80%	470,054	50.91	to	42.98	23,487,435	4.57%	22.82%	to	21.77%
2020	0.95%	to	1.60%	57,280	41.45	to	36.66	2,292,366	0.94%	11.76%	to	11.03%
2019	0.95%	to	1.60%	73,472	37.09	to	33.02	2,643,922	1.10%	24.22%	to	23.41%
2018	0.95%	to	2.00%	81,656	29.86	to	25.00	2,362,470	1.08%	-12.41%	to	-13.35%
2017	0.95%	to	2.00%	89,393	34.09	to	28.85	2,953,742	0.89%	14.48%	to	13.27%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2021	0.95%	to	1.20%	1,802	41.88	to	40.56	74,970	0.90%	33.05%	to	32.71%
2020	0.95%	to	1.20%	3,107	31.48	to	30.56	97,065	1.06%	0.43%	to	0.18%
2019	0.95%	to	1.20%	4,380	31.34	to	30.51	136,504	2.57%	25.48%	to	25.16%
2018	0.95%	to	1.20%	4,662	24.98	to	24.37	115,756	1.25%	-10.34%	to	-10.56%
2017	0.95%	to	1.20%	4,825	27.86	to	27.25	133,642	1.44%	7.41%	to	7.14%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2021	0.95%	to	1.80%	131,829	15.72	to	15.55	2,067,162	1.09%	33.08%	to	31.94%
2020	0.95%	to	1.80%	148,364	11.82	to	11.79	1,751,924	1.16%	18.16%	to	17.86%	****
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2021	1.10%	to	1.20%	766	14.79	to	14.58	11,223	1.98%	-2.12%	to	-2.22%
2020	1.10%	to	1.20%	736	15.11	to	14.91	11,027	2.72%	5.83%	to	5.73%
2019	1.10%	to	1.20%	698	14.27	to	14.10	9,891	3.07%	7.74%	to	7.64%
2018	1.10%	to	1.20%	658	13.25	to	13.10	8,661	3.29%	-1.52%	to	-1.62%
2017	1.10%	to	1.20%	617	13.45	to	13.32	8,254	3.08%	3.25%	to	3.15%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2021	0.95%	to	1.30%	38,900	14.58	to	13.89	560,494	1.73%	-2.19%	to	-2.53%
2020	0.95%	to	1.30%	39,753	14.91	to	14.25	586,058	2.46%	5.76%	to	5.38%
2019	0.95%	to	1.60%	37,451	14.10	to	13.05	524,081	3.03%	7.66%	to	6.96%
2018	0.95%	to	1.60%	30,645	13.09	to	12.20	397,865	3.15%	-1.64%	to	-2.29%
2017	0.95%	to	1.55%	27,348	13.31	to	12.55	360,636	1.83%	3.19%	to	2.57%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2021	0.95%	to	1.15%	33,387	21.64	to	21.05	702,986	0.17%	14.66%	to	14.43%
2020	0.95%	to	1.15%	33,536	18.88	to	18.40	617,111	0.99%	10.41%	to	10.19%
2019	0.95%	to	1.65%	34,022	17.10	to	15.74	567,736	2.87%	19.10%	to	18.26%
2018	0.95%	to	1.65%	34,648	14.36	to	13.31	486,065	1.90%	-9.04%	to	-9.68%
2017	0.95%	to	1.65%	40,212	15.78	to	14.74	622,671	1.64%	14.71%	to	13.90%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2021	0.95%	to	1.35%	20,500	15.32	to	14.50	310,274	0.11%	3.39%	to	2.97%
2020	0.95%	to	1.50%	22,367	14.82	to	13.81	325,119	0.25%	6.57%	to	5.98%
2019	1.00%	to	1.50%	17,414	13.82	to	13.03	237,783	2.53%	9.56%	to	9.01%
2018	1.00%	to	1.50%	17,524	12.62	to	11.95	218,617	1.96%	-3.58%	to	-4.07%
2017	1.00%	to	1.50%	21,431	13.08	to	12.46	276,973	1.97%	5.30%	to	4.77%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2021	0.95%	to	1.10%	2,212	22.60	to	22.13	48,976	0.16%	16.94%	to	16.76%
2020	0.95%	to	1.10%	2,448	19.32	to	18.96	46,400	1.21%	11.19%	to	11.03%
2019	0.95%	to	1.10%	7,787	17.38	to	17.07	134,312	2.80%	21.07%	to	20.89%
2018	0.95%	to	1.10%	9,944	14.35	to	14.12	141,646	1.80%	-10.37%	to	-10.50%
2017	0.95%	to	1.60%	11,946	16.01	to	15.03	188,768	1.50%	16.95%	to	16.19%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2021	0.95%	to	1.60%	18,984	17.87	to	16.33	322,349	0.14%	7.99%	to	7.29%
2020	0.95%	to	1.60%	20,021	16.55	to	15.22	315,854	0.57%	8.02%	to	7.31%
2019	0.95%	to	1.60%	21,099	15.32	to	14.19	309,215	2.69%	13.22%	to	12.47%
2018	0.95%	to	1.60%	20,747	13.53	to	12.61	268,909	1.93%	-5.67%	to	-6.30%
2017	0.95%	to	1.60%	26,695	14.34	to	13.46	368,477	1.55%	8.84%	to	8.13%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2021	0.95%	to	1.30%	110,264	20.38	to	19.42	2,190,651	0.16%	12.39%	to	11.99%
2020	0.95%	to	1.30%	113,982	18.13	to	17.34	2,018,396	0.83%	9.64%	to	9.25%
2019	0.95%	to	1.30%	124,506	16.54	to	15.87	2,015,802	2.76%	17.02%	to	16.61%
2018	0.95%	to	1.30%	129,286	14.13	to	13.61	1,792,367	2.13%	-7.97%	to	-8.30%
2017	0.95%	to	1.30%	120,868	15.36	to	14.84	1,823,466	1.76%	12.89%	to	12.49%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2021	0.95%	to	1.20%	3,891	23.46	to	22.67	91,281	0.13%	18.96%	to	18.66%
2020	0.95%	to	1.20%	3,811	19.72	to	19.10	75,136	1.07%	11.49%	to	11.21%
2019	0.95%	to	1.20%	4,219	17.69	to	17.18	74,382	0.27%	22.78%	to	22.47%
2018	0.95%	to	1.20%	81,335	14.41	to	14.02	1,147,961	1.87%	-11.60%	to	-11.82%
2017	0.95%	to	1.20%	81,260	16.30	to	15.90	1,299,872	1.27%	18.66%	to	18.37%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2021	0.95%	to	1.60%	33,333	18.96	to	17.33	622,103	0.15%	9.94%	to	9.22%
2020	0.95%	to	1.60%	36,498	17.25	to	15.87	620,025	0.67%	8.64%	to	7.93%
2019	0.95%	to	1.60%	35,899	15.88	to	14.70	561,470	2.64%	15.08%	to	14.32%
2018	0.95%	to	1.60%	37,909	13.80	to	12.86	515,793	2.06%	-7.13%	to	-7.74%
2017	0.95%	to	1.60%	46,620	14.85	to	13.94	683,580	1.82%	10.99%	to	10.26%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2021	0.95%	to	1.85%	32,873	22.73	to	20.25	732,721	0.19%	7.21%	to	6.24%
2020	0.95%	to	1.85%	36,046	21.20	to	19.06	751,485	0.13%	8.37%	to	7.38%
2019	0.95%	to	1.85%	37,987	19.56	to	17.75	731,732	2.21%	14.25%	to	13.21%
2018	0.95%	to	1.85%	42,093	17.12	to	15.68	710,515	1.95%	-5.76%	to	-6.62%
2017	0.95%	to	1.85%	42,664	18.17	to	16.79	765,017	1.75%	10.08%	to	9.08%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2021	0.95%	to	1.55%	571	29.27	to	27.10	16,152	0.21%	11.10%	to	10.42%
2020	0.95%	to	1.55%	1,741	26.34	to	24.54	45,186	0.18%	10.56%	to	9.89%
2019	0.95%	to	1.55%	1,859	23.83	to	22.33	43,656	2.10%	18.80%	to	18.08%
2018	0.95%	to	1.55%	1,951	20.06	to	18.91	38,612	1.72%	-7.36%	to	-7.93%
2017	0.95%	to	1.55%	1,959	21.65	to	20.54	41,929	1.77%	13.72%	to	13.03%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2021	0.95%	to	1.45%	4,989	12.99	to	12.12	64,242	2.17%	11.33%	to	10.77%
2020	0.95%	to	1.45%	5,864	11.67	to	10.94	67,449	0.90%	6.66%	to	6.12%
2019	0.95%	to	1.45%	7,114	10.94	to	10.31	76,326	2.49%	17.78%	to	17.19%
2018	0.95%	to	1.45%	6,928	9.29	to	8.80	63,207	1.70%	-15.62%	to	-16.04%
2017	0.95%	to	1.55%	8,801	11.01	to	10.38	95,186	1.41%	25.87%	to	25.11%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)
2021	0.95%	to	1.30%	23,156	15.93	to	15.18	363,718	0.27%	-1.87%	to	-2.22%
2020	0.95%	to	1.30%	23,937	16.24	to	15.53	383,600	2.66%	8.00%	to	7.62%
2019	0.95%	to	1.30%	23,665	15.03	to	14.43	351,326	3.09%	8.55%	to	8.17%
2018	0.95%	to	1.40%	19,473	13.85	to	13.19	267,196	2.18%	-2.39%	to	-2.84%
2017	0.95%	to	1.55%	25,924	14.19	to	13.38	364,315	2.07%	2.78%	to	2.16%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
2021	0.95%	to	1.55%	5,083	20.78	to	19.12	103,581	0.22%	-2.35%	to	-2.94%
2020	1.10%	to	1.55%	1,455	20.87	to	19.70	29,610	0.00%	49.10%	to	48.42%
2018	1.30%			463	10.43			4,828	1.15%	-17.76%
2017	1.10%	to	1.30%	1,899	12.93	to	12.68	24,439	1.10%	24.16%	to	23.91%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2021	1.10%			2,034	12.86			26,148	3.33%	9.36%
2020	1.10%			2,034	11.75			23,910	0.00%	17.55%		*	***
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2021	0.95%	to	1.55%	23,006	12.84	to	12.75	295,208	3.01%	9.23%	to	8.57%
2020	0.95%	to	1.55%	24,099	11.76	to	11.74	283,322	0.00%	17.59%	to	17.44%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2021	0.95%	to	1.30%	937	43.31	to	41.26	40,558	0.00%	38.54%	to	38.06%
2020	0.95%	to	1.30%	988	31.26	to	29.89	30,856	0.00%	28.68%	to	28.23%
2019	0.95%	to	1.30%	3,012	24.29	to	23.31	72,369	5.05%	28.98%	to	28.53%
2018	0.95%	to	1.30%	1,215	18.83	to	18.13	22,443	0.05%	-4.27%	to	-4.61%
2017	0.95%	to	1.30%	1,450	19.67	to	19.01	28,033	0.09%	28.65%	to	28.20%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
2021	0.95%	to	1.55%	4,703	36.32	to	33.43	168,975	0.00%	-5.84%	to	-6.41%
2020	0.95%	to	1.55%	4,959	38.58	to	35.72	189,130	0.00%	58.97%	to	58.01%
2019	0.95%	to	1.25%	3,444	24.27	to	23.42	83,185	0.00%	35.54%	to	35.13%
2018	0.95%	to	1.25%	3,047	17.90	to	17.33	54,284	0.00%	-7.94%	to	-8.22%
2017	0.95%	to	1.35%	3,568	19.45	to	18.70	68,771	0.00%	26.31%	to	25.81%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2021	0.95%	to	1.60%	8,933	28.63	to	26.17	251,649	0.75%	22.84%	to	22.03%
2020	0.95%	to	1.60%	9,180	23.31	to	21.45	210,850	2.06%	-2.08%	to	-2.73%
2019	0.95%	to	1.60%	9,754	23.81	to	22.05	229,207	2.35%	22.67%	to	21.86%
2018	0.95%	to	1.60%	9,196	19.41	to	18.09	176,285	0.94%	-13.98%	to	-14.55%
2017	0.95%	to	1.60%	14,880	22.56	to	21.17	332,203	1.10%	12.76%	to	12.02%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)
2021	0.95%			2,804	30.78			86,295	0.22%	25.22%
2020	0.95%			2,908	24.58			71,468	0.29%	12.32%
2019	0.95%	to	1.00%	4,615	21.88	to	21.75	100,802	0.57%	26.87%	to	26.81%
2018	0.95%	to	1.00%	4,722	17.25	to	17.15	81,311	0.43%	-5.91%	to	-5.96%
2017	0.95%	to	1.60%	5,068	18.33	to	17.20	91,117	0.55%	23.58%	to	22.77%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)
2021	1.10%			447	31.78			14,206	0.33%	25.42%
2020	1.10%			447	25.34			11,328	0.82%	12.11%
2019	1.10%			447	22.60			10,104	0.84%	24.62%
2018	1.10%			447	18.14			8,107	0.66%	-6.83%
2017	1.10%			447	19.47			8,702	0.35%	17.32%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)
2021	1.00%			717	31.87			22,849	0.33%	25.49%
2020	1.00%			717	25.39			18,208	0.79%	12.20%
2019	1.00%			717	22.63			16,227	0.76%	24.79%
2018	1.00%			717	18.14			13,004	0.58%	-6.82%
2017	1.00%	to	1.10%	740	19.46	to	19.28	14,399	0.54%	17.18%	to	17.07%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2021	0.95%	to	1.50%	988,039	63.39	to	59.07	59,383,606	0.49%	29.00%	to	28.29%
2020	0.95%	to	1.50%	1,072,347	49.14	to	46.05	50,135,991	1.30%	17.77%	to	17.11%
2019	0.95%	to	1.50%	1,237,304	41.72	to	39.32	49,320,287	1.68%	36.31%	to	35.55%
2018	0.95%	to	1.50%	1,396,169	30.61	to	29.01	41,005,484	0.75%	-2.22%	to	-2.76%
2017	0.95%	to	1.50%	1,608,600	31.30	to	29.83	48,526,687	0.47%	26.11%	to	25.41%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2021	0.95%	to	1.80%	883,322	61.37	to	55.03	53,467,972	0.40%	28.68%	to	27.58%
2020	0.95%	to	1.95%	875,237	47.70	to	42.37	41,229,609	1.09%	17.40%	to	16.22%
2019	0.95%	to	1.95%	964,507	40.63	to	36.46	38,720,102	1.49%	36.03%	to	34.66%
2018	0.95%	to	1.95%	1,050,445	29.87	to	27.08	31,035,289	0.50%	-2.48%	to	-3.47%
2017	0.95%	to	1.95%	1,194,445	30.63	to	28.05	36,226,942	0.23%	25.86%	to	24.60%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2021	0.95%	to	1.80%	55,058	25.16	to	22.36	1,368,433	0.86%	44.94%	to	43.70%
2020	0.95%	to	1.80%	57,693	17.36	to	15.56	990,417	1.28%	-6.59%	to	-7.40%
2019	0.95%	to	1.80%	62,749	18.58	to	16.81	1,154,455	1.45%	29.21%	to	28.10%
2018	0.95%	to	1.80%	69,287	14.38	to	13.12	987,514	1.78%	-4.97%	to	-5.79%
2017	0.95%	to	1.80%	60,727	15.14	to	13.93	907,402	1.77%	5.14%	to	4.24%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2021	0.95%	to	1.30%	3,450	11.24	to	10.71	37,739	0.96%	-1.53%	to	-1.88%
2020	0.95%	to	1.30%	4,549	11.42	to	10.92	50,915	1.18%	1.86%	to	1.50%
2019	0.95%	to	1.20%	5,891	11.21	to	10.88	65,379	1.89%	3.10%	to	2.84%
2018	0.95%	to	1.20%	8,788	10.87	to	10.58	94,657	2.30%	-0.14%	to	-0.40%
2017	0.95%	to	1.55%	10,499	10.89	to	10.27	113,412	2.48%	0.62%	to	0.01%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2021	0.95%			144	18.63			2,683	2.37%	9.35%
2020	0.95%			150	17.04			2,556	1.66%	4.18%
2019	0.95%	to	1.10%	419	16.35	to	16.09	6,784	2.45%	11.42%	to	11.25%
2017	1.10%			319	17.35			5,534	2.03%	21.37%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2021	0.95%	to	1.70%	860,488	10.12	to	8.70	8,503,815	0.00%	-0.95%	to	-1.70%
2020	0.95%	to	1.70%	971,451	10.21	to	8.85	9,714,020	0.24%	-0.71%	to	-1.46%
2019	0.95%	to	1.70%	1,087,782	10.29	to	8.98	10,972,823	1.76%	0.81%	to	0.05%
2018	0.95%	to	1.80%	1,146,182	10.20	to	8.82	11,502,531	1.38%	0.42%	to	-0.44%
2017	0.95%	to	1.80%	1,252,955	10.16	to	8.86	12,523,746	0.42%	-0.53%	to	-1.38%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2021	0.95%	to	1.10%	6,637	57.88	to	56.19	380,871	0.00%	29.59%	to	29.40%
2020	0.95%	to	1.10%	6,821	44.67	to	43.43	302,073	0.02%	21.52%	to	21.34%
2019	0.95%	to	1.10%	7,301	36.75	to	35.79	265,935	0.07%	24.45%	to	24.27%
2018	0.95%	to	1.10%	7,723	29.53	to	28.80	226,026	0.01%	-13.47%	to	-13.60%
2017	0.95%	to	1.50%	8,191	34.13	to	31.30	276,643	0.00%	12.41%	to	11.79%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2021	0.95%	to	1.80%	21,247	56.65	to	47.73	1,167,429	0.00%	29.27%	to	28.16%
2020	0.95%	to	1.95%	22,444	43.82	to	36.18	952,791	0.02%	21.19%	to	19.97%
2019	0.95%	to	1.95%	31,316	36.16	to	30.16	1,087,725	0.00%	24.16%	to	22.91%
2018	0.95%	to	1.95%	34,848	29.12	to	24.54	976,422	0.00%	-13.67%	to	-14.54%
2017	0.95%	to	1.95%	37,911	33.73	to	28.71	1,233,213	0.00%	12.13%	to	11.00%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2021	0.95%	to	1.85%	14,964	40.40	to	33.70	583,634	0.00%	9.00%	to	8.01%
2020	0.95%	to	1.85%	15,674	37.07	to	31.20	562,090	0.00%	39.18%	to	37.92%
2019	0.95%	to	1.85%	16,509	26.63	to	22.62	426,309	0.00%	34.09%	to	32.87%
2018	0.95%	to	1.85%	16,900	19.86	to	17.03	325,948	0.00%	-9.09%	to	-9.92%
2017	0.95%	to	1.65%	19,277	21.85	to	19.52	407,934	0.00%	23.47%	to	22.35%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2021	0.95%	to	1.10%	1,554	43.77	to	42.49	66,517	0.00%	30.79%	to	30.59%
2020	0.95%	to	1.10%	1,941	33.47	to	32.54	63,527	0.08%	4.15%	to	4.00%
2019	0.95%	to	1.10%	1,791	32.13	to	31.29	56,379	1.11%	17.87%	to	17.69%
2018	0.95%	to	1.10%	1,708	27.26	to	26.59	45,692	0.70%	-17.75%	to	-17.87%
2017	0.95%	to	1.10%	2,474	33.14	to	32.37	80,426	0.50%	8.03%	to	7.87%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2021	0.95%	to	1.75%	24,651	38.75	to	33.04	909,540	0.00%	30.33%	to	29.28%
2020	0.95%	to	1.75%	27,842	29.73	to	25.55	790,802	0.00%	3.95%	to	3.11%
2019	0.95%	to	1.75%	31,099	28.60	to	24.78	851,935	0.87%	17.56%	to	16.61%
2018	0.95%	to	1.80%	33,509	24.33	to	21.07	784,352	0.45%	-17.91%	to	-18.62%
2017	0.95%	to	1.80%	36,027	29.64	to	25.90	1,028,842	0.28%	7.72%	to	6.80%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2021	0.95%	to	1.30%	1,084	32.13	to	30.39	33,878	0.53%	20.42%	to	20.00%
2020	0.95%	to	1.30%	1,145	26.68	to	25.33	29,780	0.60%	9.01%	to	8.62%
2019	0.95%	to	1.30%	2,706	24.47	to	23.32	64,791	1.55%	27.80%	to	27.35%
2018	0.95%	to	1.30%	1,699	19.15	to	18.31	31,830	0.79%	-1.23%	to	-1.58%
2017	0.95%	to	1.40%	2,049	19.39	to	18.39	38,809	0.70%	19.11%	to	18.57%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2021	0.95%	to	1.35%	4,086	45.58	to	42.43	182,858	0.40%	22.30%	to	21.81%
2020	0.95%	to	1.25%	3,753	37.27	to	35.43	138,163	0.54%	18.43%	to	18.07%
2019	0.95%	to	1.25%	5,488	31.47	to	30.01	171,342	0.38%	24.69%	to	24.31%
2018	0.95%	to	1.40%	6,709	25.24	to	23.61	167,912	0.49%	-6.63%	to	-7.05%
2017	0.95%	to	1.40%	6,782	27.03	to	25.40	181,898	0.42%	17.31%	to	16.78%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2021	0.95%	to	1.15%	287	12.50	to	12.30	3,581	4.29%	-3.57%	to	-3.77%
2020	1.15%			31	12.79			396	4.80%	5.35%
2019	1.15%	to	1.55%	2,939	12.14	to	11.86	34,916	4.37%	13.33%	to	12.88%
2018	1.15%	to	1.55%	2,941	10.71	to	10.51	30,937	3.97%	-5.93%	to	-6.31%
2017	1.00%	to	1.55%	3,930	11.45	to	11.21	44,330	4.98%	8.69%	to	8.08%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2021	0.95%	to	1.10%	2,631	12.60	to	12.36	32,965	5.31%	-8.49%	to	-8.63%
2020	0.95%	to	1.25%	5,498	13.77	to	13.29	74,158	5.47%	9.61%	to	9.28%
2019	0.95%	to	1.40%	7,290	12.56	to	11.97	89,232	1.90%	5.90%	to	5.42%
2018	0.95%	to	1.40%	7,341	11.86	to	11.35	85,046	4.09%	-4.99%	to	-5.42%
2017	0.95%	to	1.40%	11,966	12.49	to	12.00	147,394	1.50%	9.69%	to	9.19%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2021	0.95%	to	1.50%	62,097	12.05	to	11.23	742,423	0.43%	-1.97%	to	-2.51%
2020	0.95%	to	1.50%	57,105	12.30	to	11.52	696,150	1.11%	1.91%	to	1.35%
2019	0.95%	to	1.50%	61,822	12.06	to	11.37	739,914	2.67%	2.94%	to	2.36%
2018	0.95%	to	1.50%	61,409	11.72	to	11.11	713,695	1.81%	-0.72%	to	-1.27%
2017	0.95%	to	1.50%	61,320	11.81	to	11.25	718,268	1.25%	0.29%	to	-0.26%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2021	0.95%	to	1.30%	5,883	17.47	to	17.18	101,625	1.20%	26.09%	to	25.65%
2020	0.95%	to	1.30%	6,692	13.85	to	13.67	91,927	1.70%	4.80%	to	4.43%
2019	0.95%	to	1.30%	7,629	13.22	to	13.09	100,244	2.75%	29.17%	to	28.71%
2018	0.95%	to	1.45%	16,674	10.23	to	10.15	170,045	0.58%	-9.36%	to	-9.82%
2017	0.95%	to	1.30%	11,235	11.29	to	11.26	126,696	0.00%	12.91%	to	12.64%	****
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2021	0.95%	to	1.55%	15,414	30.79	to	29.79	470,050	0.00%	21.49%	to	20.75%
2020	0.95%	to	1.55%	18,950	25.34	to	24.67	476,302	0.04%	37.39%	to	36.56%
2019	0.95%	to	1.55%	17,560	18.45	to	18.06	321,804	0.14%	35.44%	to	34.62%
2018	0.95%	to	1.55%	20,043	13.62	to	13.42	271,745	0.00%	1.40%	to	0.78%
2017	0.95%	to	1.55%	27,747	13.43	to	13.31	371,378	0.10%	29.66%	to	28.88%
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2021	0.95%	to	1.35%	1,885	22.32	to	20.62	40,405	1.14%	7.79%	to	7.35%
2020	0.95%	to	1.35%	2,087	20.71	to	19.21	41,700	1.61%	11.03%	to	10.58%
2019	0.95%	to	1.35%	2,124	18.65	to	17.37	38,311	1.36%	23.96%	to	23.46%
2018	0.95%	to	1.35%	2,195	15.05	to	14.07	32,028	1.38%	-19.89%	to	-20.21%
2017	0.95%	to	1.35%	2,364	18.78	to	17.64	43,164	2.69%	25.38%	to	24.88%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)
2021	0.95%	to	1.35%	427	41.47	to	38.31	17,332	0.67%	38.57%	to	38.02%
2020	0.95%	to	1.35%	1,132	29.93	to	27.76	33,013	1.07%	2.98%	to	2.56%
2019	0.95%	to	1.35%	1,138	29.06	to	27.07	32,232	0.65%	23.06%	to	22.56%
2018	0.95%	to	1.35%	1,125	23.62	to	22.08	25,913	0.41%	-20.69%	to	-21.01%
2017	0.95%	to	1.35%	1,306	29.78	to	27.96	37,923	0.71%	6.85%	to	6.42%
VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)
2021	0.95%	to	1.10%	683	8.56	to	8.43	5,828	0.43%	17.79%	to	17.61%
2020	0.95%	to	1.10%	703	7.26	to	7.17	5,092	0.99%	17.98%	to	17.80%
2019	0.95%	to	1.40%	6,091	6.16	to	5.95	36,561	0.00%	10.81%	to	10.30%
2018	0.95%	to	1.40%	6,310	5.56	to	5.39	34,309	0.00%	-28.96%	to	-29.29%
2017	0.95%	to	1.40%	21,602	7.82	to	7.62	167,605	0.00%	-2.63%	to	-3.07%
VanEck VIP Trust - Global Resources Fund: Class S (VWHAS)
2021	1.10%			30,539	8.17			249,403	0.31%	17.37%
2020	1.10%			30,536	6.96			212,470	0.88%	17.52%
2019	0.95%	to	1.10%	6,391	5.99	to	5.92	37,913	0.00%	10.49%	to	10.32%
2018	0.95%	to	1.10%	6,755	5.42	to	5.37	36,377	0.00%	-29.11%	to	-29.21%
2017	0.95%	to	1.10%	41,674	7.65	to	7.58	318,404	0.00%	-2.90%	to	-3.05%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2021	0.95%	to	1.20%	1,100	63.64	to	61.63	69,745	0.00%	6.62%	to	6.35%
2020	0.95%	to	1.20%	1,042	59.69	to	57.96	61,974	0.00%	56.29%	to	55.89%
2019	0.95%	to	1.30%	2,602	38.19	to	36.78	99,030	0.00%	23.64%	to	23.21%
2018	0.95%	to	1.60%	3,953	30.89	to	28.98	120,054	0.00%	0.34%	to	-0.32%
2017	0.95%	to	1.60%	3,630	30.78	to	29.08	109,419	0.00%	24.67%	to	23.85%
*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2021

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2021 and 2020, and the related statutory statements of operations and changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2021, and the related notes to the statutory financial statements (financial statements).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2021, in accordance with the statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2021.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 of the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audit was conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information Schedule I Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/KPMG LLP

Columbus, Ohio

March 18, 2022

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2021	2020

Admitted assets
Invested assets
Bonds	$37,931	$37,207
Stocks	3,016	2,835
Mortgage loans, net of allowance	8,185	7,783
Policy loans	913	888
Derivative assets	64	51
Cash, cash equivalents and short-term investments	636	461
Securities lending collateral assets	170	101
Other invested assets	1,225	955
Total invested assets	$52,140	$50,281
Accrued investment income	577	692
Deferred federal income tax assets, net	618	642
Other assets	125	195
Separate account assets	125,372	114,407
Total admitted assets	$178,832	$166,217

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$42,499	$41,002
Policyholders dividend accumulation	414	430
Asset valuation reserve	610	466
Interest maintenance reserve	17	-
Current federal income taxes payable	161	-
Payable for securities	113	177
Derivative liabilities	31	87
Securities lending payable	171	101
Funds held under coinsurance	1,052	965
Other liabilities	922	967
Accrued transfers from separate accounts	(1,621)	(1,490)
Separate account liabilities	125,372	114,407
Total liabilities	$169,741	$157,112

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares,issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	1,998	1,998
Unassigned surplus	5,989	6,003
Total capital and surplus	$9,091	$9,105
Total liabilities, capital and surplus	$178,832	$166,217

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2021	2020	2019
Revenues
Premiums and annuity considerations	$12,664	$10,637	$10,168
Net investment income	2,231	2,107	1,974
Amortization of interest maintenance reserve	(8)	-	(2)
Other revenues	2,463	2,372	2,312
Total revenues	$17,350	$15,116	$14,452

Benefits and expenses
Benefits to policyholders and beneficiaries	$16,884	$15,013	$14,782
Increase in reserves for future policy benefits and claims	807	1,627	1,501
Net transfers from separate accounts	(3,002)	(3,544)	(3,747)
Commissions	858	646	674
Dividends to policyholders	30	36	38
Reserve adjustment on reinsurance assumed	(151)	(172)	(246)
Other expenses	439	444	417
Total benefits and expenses	$15,865	$14,050	$13,419

Income before federal income tax expense and net realized capital losses on investments	$1,485	$1,066	$1,033
Federal income tax (benefit) expense	(9)	4	(73)

Income before net realized capital losses on investments	$1,494	$1,062	$1,106
Net realized capital (losses) on investments, net of federal income tax expense (benefit) of $59, $(26) and $7 in 2021, 2020 and 2019, respectively, and excluding $15, $(4) and $0 of net realized capital gains (losses) transferred to the interest maintenance reserve in 2021, 2020 and 2019, respectively	(683)	(575)	(477)
Net income	$811	$487	$629

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of $(29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of $(3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

Change in reserve on account of change in valuation basis	-	-	-	2	2
Cumulative effect of change in accounting principle	-	-	-	6	6
Balance as of January 1, 2021	$4	$1,100	$1,998	$6,011	$9,113

Net income	-	-	-	811	811
Change in asset valuation reserve	-	-	-	(144)	(144)
Change in deferred income taxes	-	-	-	50	50
Change in net unrealized capital gains and losses, net of tax expense of $30	-	-	-	(142)	(142)
Change in nonadmitted assets	-	-	-	(47)	(47)
Dividends paid to Nationwide
Financial Services, Inc.	-	-	-	(550)	(550)
Balance as of December 31, 2021	$4	$1,100	$1,998	$5,989	$9,091

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2021	2020	2019

Cash flows from operating activities:
Premiums collected, net of reinsurance	$12,661	$10,648	$10,184
Net investment income	2,404	2,034	1,825
Other revenue	2,367	2,664	2,708
Policy benefits and claims paid	(16,735)	(14,886)	(14,778)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,122)	(885)	(847)
Net transfers from separate accounts	2,871	3,620	3,805
Policyholders’ dividends paid	(36)	(38)	(40)
Federal income taxes recovered	121	121	87
Net cash provided by operating activities	$2,531	$3,278	$2,944

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$6,953	$3,404	$3,547
Stocks	127	37	58
Mortgage loans	1,053	640	910
Other assets	279	905	385
Total investment proceeds	$8,412	$4,986	$4,900
Cost of investments acquired:
Bonds	$(7,744)	$(5,527)	$(6,327)
Stocks	(538)	(517)	(454)
Mortgage loans	(1,441)	(769)	(800)
Derivative assets	(589)	(580)	(687)
Other assets	(594)	(837)	(340)
Total investments acquired	$(10,906)	$(8,230)	$(8,608)
Net (increase) decrease in policy loans	(25)	15	2
Net cash used in investing activities	$(2,519)	$(3,229)	$(3,706)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$-	$-	$400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600
Dividend paid to Nationwide Financials Services, Inc.	(550)	-	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	517	160	(714)
Net change in short-term debt	-	(200)	(162)
Derivative liabilities	(56)	65	2
Other cash provided (used)	252	(169)	93
Net cash provided by (used in) financing activities and miscellaneous	$163	$(144)	$219

Net increase (decrease) in cash, cash equivalents and short-term investments	$175	$(95)	$(543)
Cash, cash equivalents and short-term investments at beginning of year	461	556	1,099
Cash, cash equivalents and short-term investments at end of year	$636	$461	$556
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$277	$799	$592

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC completed the transition away from utilizing the exclusive agent model in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2021 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including pension risk transfer contacts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2021 and 2020, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Effective January 1, 2021, NLIC and NLAIC elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

The Company’s subsidiary, Eagle, applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies.

If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	December 31,
				2021	2020	2019

Net Income
Statutory Net Income			OH	$811	$487	$629
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	4	OH	9	-	-
Reserves for indexed annuities	51	4	OH	(20)	-	-
Tax impact	101	4	OH	3	-	-

NAIC SAP				$803	$487	$629

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31,
				2021	2020
Surplus
Statutory Capital and Surplus			OH	$9,091	$9,105
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	51	2	OH	791	711
Subsidiary valuation - Eagle: NLAIC risks ceded	51	2	OH	(810)	(523)
OAC 3901-1-67:
Derivative instruments	86	2,4	OH	13	-
Reserves for indexed annuities	51	3,4	OH	(22)	-
Tax impact	101	2,4	OH	2	-
Subsidiary Valuation - NLAIC	51,86,101	2	OH	274	-
State Permitted Practice:
Subsidiary valuation - Olentangy	20	2	VT	(67)	(67)

NAIC SAP				$9,272	$9,226

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Future policy benefits for pension risk transfer (“PRT”) products have been established in accordance with the CARVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

As of 2019, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for certain privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and, effective December 31, 2020, amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $2.6 billion, $2.3 billion and $2.2 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2021, 2020 and 2019, respectively. The Company guaranteed after-tax benefits to the third-party investors through periods ending in 2038. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.5 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2021 and 2020, and 50% of the number of life insurance policies in force in 2021 and 2020. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2021 and 2020.

Accounting Changes and Corrections of Errors

Effective January 1, 2021, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. As a result of the Company’s election to apply OAC 3901-1-67 as of January 1, 2021, the Company’s admitted assets decreased $3 million, total liabilities decreased $2 million and capital and surplus decreased $1 million, which included a $3 million reduction to unassigned surplus from the cumulative effect of the change in accounting principle.

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020 the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregated approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

Recently Adopted Accounting Standard

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized capital gains and losses to in statutory surplus. As a result of this change, the Company recorded an increase to statutory capital and surplus of $9 million as of January 1, 2021.

In December 2020, the Company adopted revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments (“SSAP No. 2R”). The adopted revisions require internal cash pooling arrangements to meet certain criteria to be considered qualified cash pools, with investments in qualifying pools reported as cash equivalents on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s cash pool meets the criteria to be considered a qualified cash pool under SSAP No. 2R. The internal cash pooling arrangement with NCMC was historically classified as short-term investments, resulting in a change in classification to cash equivalents.

COVID-19

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) a pandemic. In response to the COVID-19 pandemic, governments have enacted various measures to reduce the spread of the virus. The COVID-19 pandemic conditions have created financial market volatility and uncertainty regarding whether and when certain customer behaviors will return to historical patterns, including sales of new and retention of existing policies, life insurance mortality and credit allowance exposure. None of the aforementioned items have had a material impact on the overall financial condition of the Company. While many of the government-imposed measures have eased in 2021, the extent to which the COVID-19 pandemic may impact the Company’s ongoing operations and financial condition will depend on future developments that are evolving and uncertain.

Subsequent Events

The Company evaluated subsequent events through March 18 2022, the date the statutory financial statements were issued.

Effective January 1, 2022, Harleysville Life Insurance Company (“HLIC”), an Ohio domiciled stock life insurance company and subsidiary of NMIC that offers universal and traditional life insurance, disability income insurance and fixed annuity contracts on a non-participating basis, completed a merger agreement with NLAIC. Pursuant to the merger agreement, the operations of HLIC merged with and into NLAIC, with NLAIC continuing as the surviving entity. There was not a material impact on the Company’s surplus as a result of the merger.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$622	125	-	$747	1%
At book value less current surrender charge of 5% or more	209	-	-	209	0%
At fair value	12	-	73,141	73,153	93%
Total with market value adjustment or at fair value	$843	$125	$73,141	$74,109	94%
At book value without adjustment (minimal or no charge or adjustment)	3,295	-	6	3,301	4%
Not subject to discretionary withdrawal	1,749	-	69	1,818	2%
Total, gross	$5,887	$125	$73,216	$79,228	100%
Less: Reinsurance ceded	(114)	-	-	(114)
Total, net	$5,773	$125	$73,216	$79,114
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$53	$-	$-	$53

December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$190	$162	$-	$352	0%
At book value less current surrender charge of 5% or more	219	-	-	219	0%
At fair value	-	-	65,990	65,990	92%
Total with market value adjustment or at fair value	$409	$162	$65,990	$66,561	92%
At book value without adjustment (minimal or no charge or adjustment)	3,480	-	8	3,488	5%
Not subject to discretionary withdrawal	1,755	-	62	1,817	3%
Total, gross	$5,644	$162	$66,060	$71,866	100%
Less: Reinsurance ceded	(112)	-	-	(112)
Total, net	$5,532	$162	$66,060	$71,754
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$67	$-	$-	$67
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$18,205	2,389	-	$20,594	44%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	20,679	20,679	44%
Total with market value adjustment or at fair value	$18,211	$2,389	$20,679	$41,279	88%
At book value without adjustment (minimal or no charge or adjustment)	5,227	-	-	5,227	11%
Not subject to discretionary withdrawal	673	-	3	676	1%
Total, gross	$24,111	$2,389	$20,682	$47,182	100%
Less: Reinsurance ceded	(55)	-	-	(55)
Total, net	$24,056	$2,389	$20,682	$47,127
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6

December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$17,393	$2,483	$-	$19,876	43%
At book value less current surrender charge of 5% or more	3	-	-	3	0%
At fair value	-	-	19,670	19,670	43%
Total with market value adjustment or at fair value	$17,396	$2,483	$19,670	$39,549	86%
At book value without adjustment (minimal or no charge or adjustment)	6,000	-	-	6,000	13%
Not subject to discretionary withdrawal	591	-	3	594	1%
Total, gross	$23,987	$2,483	$19,673	$46,143	100%
Less: Reinsurance ceded	(58)	-	-	(58)
Total, net	$23,929	$2,483	$19,673	$46,085
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$3	$-	$-	$3
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$2	$-	$2	0%
At book value without adjustment (minimal or no charge or adjustment)	665	3	668	17%
Not subject to discretionary withdrawal	3,132	17	3,149	83%
Total, gross	$3,799	$20	$3,819	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,799	$20	$3,819

December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	12	-	12	0%
Total with market value adjustment or at fair value	$14	$-	$14	0%
At book value without adjustment (minimal or no charge or adjustment)	728	3	731	22%
Not subject to discretionary withdrawal	2,540	13	2,553	78%
Total, gross	$3,282	$16	$3,298	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,282	$16	$3,298

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2021	2020
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$29,815	$29,445
Supplemental contracts with life contingencies, net	15	16
Deposit-type contracts	3,799	3,282
Subtotal	$33,629	$32,743
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$96,412	$88,378
Other contract deposit funds	20	16
Subtotal	$96,432	$88,394
Total annuity actuarial reserves and deposit fund liabilities, net	$130,061	$121,137

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2021
Subject to discretionary withdrawal,surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,609	2,624	2,783	-	-	-
Universal life with secondary guarantees	395	320	855	-	-	-
Indexed universal life with secondary guarantees	232	174	251	-	-	-
Other permanent cash value life insurance	-	1,271	2,539	-	-	-
Variable life	2,334	2,403	2,503	27,487	27,480	27,480
Miscellaneous reserves	-	-	-	-	-	6
Subtotal	$5,570	$6,803	$8,942	$27,487	$27,480	$27,486
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	241	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	14	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	33	-	-	-
Total, gross	$5,570	$6,803	$9,289	$27,487	$27,480	$27,486
Less: reinsurance ceded	(9)	(9)	(209)	-	-	-
Total, net	$5,561	$6,794	$9,080	$27,487	$27,480	$27,486

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

	General account			Separate account - nonguaranteed[1]
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2020
Subject to discretionary withdrawal,surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,585	2,600	2,764	-	-	-
Universal life with secondary guarantees	360	288	720	-	-	-
Indexed universal life with secondary guarantees	179	130	191	-	-	-
Other permanent cash value life insurance	-	1,300	2,607	-	-	-
Variable life	1,887	1,965	2,060	24,591	24,581	24,582
Miscellaneous reserves	-	-	-	-	-	9
Subtotal	$5,011	$6,294	$8,353	$24,591	$24,581	$24,591
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	275	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	13	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	30	-	-	-
Total, gross	$5,011	$6,294	$8,730	$24,591	$24,581	$24,591
Less: reinsurance ceded	(10)	(10)	(240)	-	-	-
Total, net	$5,001	$6,284	$8,490	$24,591	$24,581	$24,591
1

In 2020, the classification of certain group life insurance policies was changed from separate accounts with guarantees to separate accounts nonguaranteed as a result of a change in the reserve valuation basis, as described in Note 2.

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2021	2020
Life, accident and health annual statement:
Life Insurance, net	$8,986	$8,400
Accidental death benefits, net	1	1
Disability - active lives, net	13	12
Disability - disabled lives, net	51	51
Miscellaneous reserves, net	29	26
Subtotal	$9,080	$8,490
Separate accounts annual statement:
Life insurance[1]	$27,788	$24,884
Miscellaneous reserves	6	9
Subtotal	$27,794	$24,893
Total life actuarial reserves, net	$36,874	$33,383
1

In 2021, life insurance account value, cash value and reserve includes separate accounts with guarantees of $308 million for universal life. In 2020, life insurance account value, cash value and reserve includes separate accounts with guarantees of 302 million for universal life.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2021:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P / U	109
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B /P / U	55
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	24
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	27
K&K Insurance Group, Inc.	35-1003799	Not Exclusive	Accident & health	C / CA / B / P / U	12
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	12
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	22
PRAM Insurance Services, Inc.	33-0367265	Not Exclusive	Accident & health	C / CA / B / P / U	4
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	24
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	78
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	5
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	61
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	10
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	1
Total Direct Premiums Written and Produced					$444
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2021		December 31, 2020
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$79,416	$-	$71,875	$-
Group annuities	18,091	-	17,550	-
Life insurance	27,865	-	24,982	-
Total	$125,372	$-	$114,407	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2021	$12	$674
2020	$26	$631
2019	$58	$612
2018	$18	$594
2017	$13	$559

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2021
Premiums, considerations or deposits	$-	$221	$-	$8,088	$8,309
Reserves
For accounts with assets at:
Fair value	$-	$2,368	$146	$121,404	$123,918
Amortized cost	-	308	-	-	308
Total reserves	$-	$2,676	$146	$121,404	$124,226
By withdrawal characteristics:
With market value adjustment	$-	$2,368	$146	$-	$2,514
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	121,307	121,307
At book value without market value adjustment and with current surrender charge less than 5%	-	308	-	9	317
Subtotal	$-	$2,676	$146	$121,316	$124,138
Not subject to discretionary withdrawal	-	-	-	88	88
Total reserves[1]	$-	$2,676	$146	$121,404	$124,226
1

The total reserves balance does not equal the liabilities related to separate accounts of $125.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2020
Premiums, considerations or deposits	$-	$417	$-	$5,392	$5,809
Reserves
For accounts with assets at:
Fair value	$-	$2,480	$166	$110,340	$112,986
Amortized cost	-	302	-	-	302
Total reserves	$-	$2,782	$166	$110,340	$113,288
By withdrawal characteristics:
With market value adjustment	$-	$2,480	$166	$-	$2,646
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	110,252	110,252
At book value without market value adjustment and with current surrender charge less than 5%	-	302	-	11	313
Subtotal	$-	$2,782	$166	$110,263	$113,211
Not subject to discretionary withdrawal	-	-	-	77	77
Total reserves[1]	$-	$2,782	$166	$110,340	$113,288

1

The total reserves balance does not equal the liabilities related to separate accounts of $114.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.1 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

		December 31,
(in millions)	2021	2020	2019
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$8,309	$5,809	$6,142
Transfers from separate accounts	(10,860)	(8,921)	(9,470)
Net transfers from separate accounts	$(2,551)	$(3,112)	$(3,328)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(552)	(337)	(321)
Fees not included in general account transfers	68	(67)	(68)
Other miscellaneous adjustments not included in the general account balance	33	(28)	(30)
Transfers as reported in the statutory statements of operations	$(3,002)	$(3,544)	$(3,747)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2021
Bonds:
U.S. Government	$12	$-	$-	$12
States, territories and possessions	463	44	1	506
Political subdivisions	376	66	-	442
Special revenues	2,882	489	2	3,369
Industrial and miscellaneous	28,233	2,649	86	30,796
Loan-backed and structured securities	5,965	183	31	6,117
Total bonds	$37,931	$3,431	$120	$41,242
Common stocks unaffiliated	$225	$-	$-	$225
Preferred stocks unaffiliated	50	-	-	50
Total unaffiliated stocks[1]	$275	$-	$-	$275
Total bonds and unaffiliated stocks[1]	$38,206	$3,431	$120	$41,517

December 31, 2020
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	370	59	-	429
Political subdivisions	343	71	-	414
Special revenues	2,763	564	-	3,327
Industrial and miscellaneous	26,583	3,656	46	30,193
Loan-backed and structured securities	7,141	336	37	7,440
Total bonds	$37,207	$4,686	$83	$41,810
Common stocks unaffiliated	$142	$-	$-	$142
Preferred stocks unaffiliated	97	12	-	109
Total unaffiliated stocks[1]	$239	$12	$-	$251
Total bonds and unaffiliated stocks[1]	$37,446	$4,698	$83	$42,061

1

Excludes affiliated common stocks with a carrying value of $2.7 billion and $2.6 billion as of December 31, 2021 and 2020, respectively. Affiliated common stocks include investment in NLAIC and JNF of $2.6 billion and $186 million as of December 31, 2021, respectively, and $2.4 billion and $180 million as of December 31, 2020, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2021. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,376	$1,398
Due after one year through five years	7,602	8,013
Due after five years through ten years	9,671	10,182
Due after ten years	13,317	15,531
Total bonds excluding loan-backed and structured securities	$31,966	$35,124
Loan-backed and structured securities	5,965	6,118
Total bonds	$37,931	$41,242

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2021
Bonds:
U.S. Government	$3	$-	$-	$-	$3	$-
States, territories and possessions	77	1	1	-	78	1
Special revenues	76	2	-	-	76	2
Industrial and miscellaneous	3,355	74	455	48	3,810	122
Loan-backed and structured securities	2,005	14	332	19	2,337	33
Total bonds	$5,516	$91	$788	$67	$6,304	$158
Common stocks unaffiliated	$-	$-	$23	$2	$23	$2
Preferred stocks unaffiliated	14	-	-	-	14	-
Total unaffiliated stocks	$14	$-	$23	$2	$37	$2
Total bonds and unaffiliated stocks	$5,530	$91	$811	$69	$6,341	$160

December 31, 2020
Bonds:
U.S. Government	$-	$-	$-	$-	$-	$-
States, territories and possessions	1	-	-	-	1	-
Special revenues	14	-	-	-	14	-
Industrial and miscellaneous	636	27	408	38	1,044	65
Loan-backed and structured securities	1,454	15	870	23	2,324	38
Total bonds	$2,105	$42	$1,278	$61	$3,383	$103
Common stocks unaffiliated	$21	$4	$-	$-	$21	$4
Preferred stocks unaffiliated	9	-	-	-	9	-
Total unaffiliated stocks	$30	$4	$-	$-	$30	4
Total bonds and unaffiliated stocks	$2,135	$46	$1,278	$61	$3,413	$107

As of December 31, 2021, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2021	2020
Amortized cost:
Loans with non-specific reserves	$8,219	$7,819
Loans with specific reserves	9	12
Total amortized cost	$8,228	$7,831
Valuation allowance:
Non-specific reserves	$42	$45
Specific reserves	1	3
Total valuation allowance[1]	$43	$48
Mortgage loans, net of allowance	$8,185	$7,783

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2021, 2020, and 2019 were immaterial.

As of December 31, 2021 and 2020, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2021
Apartment	$3,441	$33	$3,474	$3,445	$29	$3,474
Industrial	1,137	-	1,137	1,137	-	1,137
Office	1,226	25	1,251	1,231	20	1,251
Retail	2,067	41	2,108	2,068	40	2,108
Other	171	-	171	171	-	171
Total[1]	$8,042	$99	$8,141	$8,052	$89	$8,141
Weighted average DSC ratio	2.22	1.31	2.21	2.22	0.90	2.21
Weighted average LTV ratio	58%	94%	59%	59%	78%	59%

December 31, 2020
Apartment	$2,988	$25	$3,013	$2,993	$20	$3,013
Industrial	1,026	-	1,026	1,005	21	1,026
Office	1,307	-	1,307	1,304	3	1,307
Retail	2,155	27	2,182	2,169	13	2,182
Other	218	-	218	218	-	218
Total[1]	$7,694	$52	$7,746	$7,689	$57	$7,746
Weighted average DSC ratio	2.21	1.52	2.20	2.21	0.91	2.20
Weighted average LTV ratio	57%	98%	57%	57%	65%	57%

1	Excludes $87 million and $85 million of commercial mortgage loans that were under development as of December 31, 2021 and 2020, respectively.

As of December 31, 2021 and 2020, the Company has a diversified mortgage loan portfolio with no more than 24%, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2021 were 4.1% and 1.9%, respectively, and for those originated or acquired during 2020 were 4.3% and 1.9%, respectively. As of December 31, 2021 and 2020, the maximum LTV ratio of any one loan at the time of loan origination was 80%. As of December 31, 2021 and 2020, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $547 million and $244 million as of December 31, 2021 and 2020, respectively. The Company held $170 million and $101 million of cash collateral on securities lending as of December 31, 2021 and 2020, respectively. As of December 31, 2021, the carrying value and fair value of reinvested collateral assets was $170 million. As of December 31, 2020, the carrying value and fair value of reinvested collateral assets was $101 million. The fair value of bonds acquired with reinvested collateral assets was $173 million and $103 million as of December 31, 2021 and 2020, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $388 million and $148 million of non-cash collateral on securities lending as of December 31, 2021 and 2020, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2021	2020	2019
Bonds	$1,417	$1,419	$1,408
Mortgage loans	358	339	353
Other invested assets	499	384	225
Policy loans	43	43	45
Derivative instruments[1]	31	25	23
Other	12	16	28
Gross investment income	$2,360	$2,226	$2,082
Investment expenses	(129)	(119)	(108)
Net investment income	$2,231	$2,107	$1,974

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

There was no investment income due and accrued that was nonadmitted as of December 31, 2021 and 2020.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2021	2020	2019
Gross gains on sales	$106	$36	$71
Gross losses on sales	(32)	(42)	(21)
Net realized gains (losses) on sales	$74	$(6)	$50
Net realized derivative losses[1]	(679)	(521)	(515)
Other-than-temporary impairments	(4)	(78)	(5)
Total net realized losses	$(609)	$ (605)	$(470)
Tax expense (benefit) on net losses	59	(26)	7
Net realized capital losses, net of tax	$(668)	$(579)	$(477)
Less: Realized losses transferred to the IMR	15	(4)	-
Net realized capital losses, net of tax and transfers to the IMR	$(683)	$(575)	$(477)

1	Includes impacts to derivative instruments applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $80 million and $31 million, respectively. For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively. For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2021 and 2020.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $793 million and $483 million as of December 31, 2021 and 2020, respectively. As of December 31, 2021 and 2020, there were $89 million and $21 million of commitments to purchase private placement bonds and $0 and $114 million of outstanding commitments to fund mortgage loans, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2021 and 2020, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2021
Interest rate swaps	$7	$-	$-	$-	$-
Options	25	1	1	-	-
Cross currency swaps	1,465	32	101	(13)	1
Futures	2,715	-	-	-	-
Total derivatives¹	$4,212	$33	$102	$(13)	$1

December 31, 2020
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	-	-	-	-	-
Cross currency swaps	1,524	(36)	75	(49)	-
Futures	3,342	-	-	-	-
Total derivatives¹	$4,873	$(37)	$75	$(50)	$(1)
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Of the $102 million and $75 million of fair value of derivative assets as of December 31, 2021 and 2020, $13 million and $24 million were subject to master netting agreements as of December 31, 2021 and 2020, the Company received $92 million and $35 million of cash collateral and $17 million and $22 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2021 and 2020. Of the $13 million and $50 million of fair value of derivative liabilities as of December 31, 2021 and 2020, $13 million and $24 million were subject to master netting agreements as of December 31, 2021 and 2020, the Company posted $0 and $28 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2021 and 2020. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $171 million and $280 million as of December 31, 2021 and 2020, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized gains (losses) recorded in capital and surplus
	December 31,			December 31,
(in millions)	2021	2020	2019	2021	2020	2019
Options	$-	$-	$3	$-	$(1)	$4
Cross currency swaps	1	4	(1)	69	(102)	(13)
Futures	(680)	(525)	(517)	27	1	(169)
Total	$(679)	$(521)	$(515)	$96	$(102)	$(178)

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2021:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$1	$-	$8
Common stocks unaffiliated	82	143	-	-	225
Preferred stocks unaffiliated	-	44	6	-	50
Separate account assets	119,549	2,087	49	3,354	125,039
Assets at fair value	$119,631	$2,281	$56	$3,354	$125,322

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2021:

(in millions)	Bonds	Common stocks unaffiliated	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2020	$1	$1	$-	$58	$60
Net gains (losses):
In operations	-	-	-	-	-
In surplus	-	-	1	6	7
Purchases	1	-	1	-	2
Sales	(1)	-	-	(15)	(16)
Transfers into Level 3	-	-	4	-	4
Transfers out of Level 3	-	(1)	-	-	(1)
Balance as of December 31, 2021	$1	$-	$6	$49	$56

Preferred stocks unaffiliated transfers into Level 3 are primarily related to the Company’s adoption of SSAP No. 32R. Refer to Note 2 for more information.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2020:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$4	$1	$-	$5
Common stocks unaffiliated	53	88	1	-	142
Separate account assets	109,265	2,047	58	2,720	114,090
Assets at fair value	$109,318	$2,139	$60	$2,720	$114,237

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2020:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2019	$6	$1	$6	$87	$100
Net gains (losses):
In operations	(2)	-	-	-	(2)
In surplus	5	-	(1)	(17)	(13)
Purchases	2	-	-	-	2
Sales	(9)	-	(5)	(12)	(26)
Transfers into Level 3	1	-	-	-	1
Transfers out of Level 3	(2)	-	-	-	(2)
Balance as of December 31, 2020	$1	$1	$-	$58	60

1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2020 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2021
Assets:
Bonds[1,2,3]	$2	$35,874	$5,358	$41,234	$37,923
Mortgage loans, net of allowance	-	-	8,340	8,340	8,185
Policy loans	-	-	913	913	913
Derivative assets	-	101	1	102	64
Cash, cash equivalents and short-term investments	127	509	-	636	636
Securities lending collateral assets	170	-	-	170	170
Separate account assets	3	374	3	380	333
Total assets	$302	$36,858	$14,615	$51,775	$48,224
Liabilities:
Investment contracts	$-	$-	$2,720	$2,720	$2,715
Derivative liabilities	-	13	-	13	31
Total liabilities	$-	$13	$2,720	$2,733	$2,746

December 31, 2020
Assets:
Bonds[3]	$1,366	$39,072	$1,367	$41,805	$37,202
Preferred stocks unaffiliated	-	104	5	109	97
Mortgage loans, net of allowance	-	-	7,952	7,952	7,783
Policy loans	-	-	888	888	888
Derivative assets	-	75	-	75	51
Cash, cash equivalents and short-term investments	(90)	551	-	461	461
Securities lending collateral assets	101	-	-	101	101
Separate account assets	7	368	-	375	317
Total assets	$1,384	$40,170	$10,212	$51,766	$46,900
Liabilities:
Investment contracts	$-	$-	$2,097	$2,097	$2,076
Derivative liabilities	-	48	-	48	86
Total liabilities	$-	$48	$2,097	$2,145	$2,162

1

The Company changed pricing services for certain investments in 2021 resulting in the Company applying a practical expedient within SSAP No. 100, Fair Value, that resulted in those investments being classified in Level 2.

2	The Company changed to a pricing service for certain investments in 2021. The service incorporates a proprietary input which resulted in these investments being classified in Level 3.
3	Level 3 is primarily composed of industrial and miscellaneous bonds.
Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$759	$30	$789
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$759	$30	$789
Less: Deferred tax assets nonadmitted	(71)	(12)	(83)
Net admitted deferred tax assets	$688	$18	$706
Less: Deferred tax liabilities	(81)	(7)	(88)
Net admitted deferred tax assets	$607	$11	$618

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$770	$16	$786
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$770	$16	$786
Less: Deferred tax assets nonadmitted	(41)	-	(41)
Net admitted deferred tax assets	$729	$16	$745
Less: Deferred tax liabilities	(94)	(9)	(103)
Net admitted deferred tax assets	$635	$7	$642

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2021	2020	Change
Adjusted gross deferred tax assets	$789	$786	$3
Total deferred tax liabilities	(88)	(103)	15
Net deferred tax assets	$701	$683	$18
Less: Tax effect of unrealized gains			(30)
Less: Prior period adjustment			(2)
Change in deferred income tax			$50

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$11	$11
Adjusted gross deferred tax assets expected to be realized[1]	607	-	607
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	81	7	88
Admitted deferred tax assets	$688	$18	$706

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$7	$7
Adjusted gross deferred tax assets expected to be realized[1]	633	2	635
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	96	7	103
Admitted deferred tax assets	$729	$16	$745
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2021 and 2020, the threshold limitation for adjusted capital and surplus was $1.3 billion.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.4 billion as of December 31, 2021 and 2020. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,125% and 1,176% as of December 31, 2021 and 2020, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2021
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	8.36%	0.00%	8.36%

	December 31, 2020
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	32.64%	0.00%	32.64%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2021 and 2020.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2021	2020	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$90	$108	$(18)
Investments	128	116	12
Deferred acquisition costs	214	202	12
Policyholders’ dividends accumulation	4	5	(1)
Compensation and benefits accrual	11	10	1
Tax credit carry-forward	299	316	(17)
Other	13	13	-
Subtotal	$759	$770	$(11)
Nonadmitted	(71)	(41)	(30)
Admitted ordinary deferred tax assets	$688	$729	$(41)
Capital:
Investments	30	16	14
Subtotal	$30	$16	$14
Nonadmitted	(12)	-	(12)
Admitted capital deferred tax assets	$18	$16	$2
Admitted deferred tax assets	$706	$745	$(39)

Deferred tax liabilities
Ordinary:
Investments	$(12)	$(2)	$(10)
Deferred and uncollected premium	(6)	(6)	-
Future policy benefits and claims	(38)	(57)	19
Deferred acquisition costs	(14)	(28)	14
Marketing allowance and trail commission	(10)	-	(10)
Other	(1)	(1)	-
Subtotal	$(81)	$(94)	$13
Capital:
Investments	(7)	(9)	2
Subtotal	$(7)	$(9)	$2
Deferred tax liabilities	$(88)	$(103)	$15
Net deferred tax assets	$618	$642	$(24)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2021	2020	2019
Current income tax (benefit) expense	$50	$(22)	$(66)
Change in deferred income tax (without tax on unrealized gains and losses)	(50)	(41)	29
Total income tax (benefit) reported	$-	$(63)	$(37)

Income before income and capital gains taxes	$861	$465	$563
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$181	$98	$118
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(137)	(117)	(101)
Change in tax reserves	-	16	-
Tax credits	(47)	(48)	(53)
Loss carryback rate differential	-	(10)	-
Other	3	(2)	(1)
Total income tax (benefit) reported	$-	$(63)	$(37)

The Company incurred $10 million in federal income tax expense in 2021 which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2021:

(in millions)	Amount	Origination	Expiration
Business credits	$15	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$27	2021	2041

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

Registered Investment Advisors Services, Inc.

Retention Alternatives SAC Ltd.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria National Insurance Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2021 and 2020.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The Company participated in a commercial paper program with a limit of $750 million, which was terminated in 2021. There were no amounts outstanding under the program as of December 31, 2020.

As of December 31, 2020, the Company had access to borrow up to $300 million from the FHLB to provide financing for operations that expired in March 2021. As of December 31, 2020, the Company had $4.3 billion in eligible collateral and no amounts outstanding under the agreement. In February 2021, the Company terminated this agreement and entered into a new agreement with the FHLB, which expired February 4, 2022, that allowed the Company and NLAIC access to collectively borrow up to $1.1 billion in the aggregate, which would be collateralized by pledged securities. As of December 31, 2021, the Company had $3.6 billion in eligible collateral and no amounts outstanding under the agreement. In February 2022, this agreement was extended through February 3, 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2021 and 2020.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2021 and 2020.

The amount of interest paid on short-term debt was immaterial in 2021, 2020 and 2019.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $25 million and $30 million in membership stock as of December 31, 2021 and 2020, respectively. As part of the agreement, the Company purchased and held an additional $118 million and $58 million in activity stock as of December 31, 2021 and 2020, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $2.7 billion and $2.1 billion as of December 31, 2021 and 2020, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $3.1 billion (1.7 % of total admitted assets) as of December 31, 2021 and $2.4 billion (1.5% of total admitted assets) as of December 31, 2020, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2021
12/19/2001	7.50%	$300	$300	$22	$450	$-	12/31/2031
6/27/2002	8.15%	300	300	25	473	-	6/27/2032
12/23/2003	6.75%	100	100	7	119	-	12/23/2033
12/20/2019	4.21%	400	400	17	34	-	12/19/2059
Total		$1,100	$1,100	$71	$1,076	$-

December 31, 2020
12/19/2001	7.50%	$300	$300	$22	$428	$-	12/31/2031
6/27/2002	8.15%	300	300	25	448	-	6/27/2032
12/23/2003	6.75%	100	100	7	112	-	12/23/2033
12/20/2019	4.21%	400	400	17	17	-	12/19/2059
Total		$1,100	$1,100	$71	$1,005	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(11)	Reinsurance

The Company has 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2021, 2020 and 2019 included premiums of $607 million, $627 million and $529 million, respectively, benefits and claims, net of third party reinsurance recoveries of $8 million, $23 million, and $17 million respectively, net investment earnings on funds withheld assets of $40 million, $49 million and $33 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $1 million, respectively. As of December 31, 2021 and 2020, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.1 billion and $965 million, respectively, which consists of bonds and cash equivalents that had a carrying value of $954 million and $856 million, respectively, and mortgage loans that had a carrying value of $98 million and $108 million, respectively. As of December 31, 2021 and 2020, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $50 million and $65 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $204 million and $402 million as of as of December 31, 2021 and December 31, 2020, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $281 million, $281 million and $279 million for the years ended December 31, 2021, 2020 and 2019, respectively, while benefits, claims and expenses ceded were $257 million, $260 million and $273 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2021, 2020 and 2019 and include premiums of $10 million, $12 million and $14 million, respectively, net investment income of $42 million, $46 million and $49 million, respectively, and benefits, claims and other expenses of $147 million, $171 million and $251 million, respectively. The reserve adjustment for 2021, 2020 and 2019 of $(151) million, $(172) million and $(246) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $985 million and $1.1 billion as of December 31, 2021 and 2020, respectively, and amounts payable related to this agreement were $8 million for the years ended December 31, 2021 and 2020.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $35 million and $37 million as of December 31, 2021 and 2020, respectively. Total premiums assumed under this treaty were $12 million, $8 million and $11 million during 2021, 2020 and 2019, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $155 million and $158 million as of December 31, 2021 and 2020, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2021 and 2020 were $382 million and $420 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), SCOR Global Life Americas Reinsurance (“SGLAR”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2021. Total reserve credits taken on these contracts as of December 31, 2021 and 2020 totaled $96 million and $100 million for each year, from SBL, $32 million and $44 million, respectively, from SGLAR and $29 million and $36 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the Enterprise Cost Sharing Agreement. For the years ended December 31, 2021, 2020 and 2019, the Company was allocated costs from NMIC and NSC totaling $288 million, $281 million and $220 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.8 billion, $3.7 billion and $3.5 billion as of December 31, 2021, 2020 and 2019, respectively. Total revenues from these contracts were $121 million, $122 million and $120 million for the years ended December 31, 2021, 2020 and 2019, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $113 million, $115 million and $112 million for the years ended December 31, 2021, 2020 and 2019, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2021, 2020 and 2019, the Company was allocated costs from NMIC of $12 million, $13 million and $11 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $3 million, $2 million, and $2 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2021, 2020 and 2019, customer allocations to NFG funds totaled $76.8 billion, $69.2 billion and $66.8 billion, respectively. For the years ended December 31, 2021, 2020 and 2019, NFG paid the Company $265 million, $229 million and $227 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $509 million and $551 million as of December 31, 2021 and 2020, respectively. As of December 31, 2021 and 2020, amounts on deposit with NCMC were comprised of $483 million and $547 million, respectively, of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2021, 2020 and 2019 was $74 million, $69 million and $71 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to July 2041. As of December 31, 2021 and 2020, the Company had mortgage loans outstanding of $358 million and $414 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2021 and 2020, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2021 and 2020, there were no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2021, 2020 and 2019 were immaterial.

During 2019, the Company received capital contributions of $600 million from NFS. In March 2022, the Company received a capital contribution of $50 million from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

During 2021, 2020 and 2019, the Company paid capital contributions of $400 million, $500 million and $400 million, respectively, to NLAIC. During 2022, the Company paid additional capital contributions totaling $100 million to NLAIC through the subsequent event date.

The company has an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2021 or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2020, the Company made surplus contributions to Eagle. On March 31, 2020 and April 17, 2020, the Company made surplus contributions to Eagle of $555 million and $50 million, respectively.

During 2021 and 2020 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2022, the Company received a dividend distribution of $168 million that was declared on December 31, 2021. The dividend receivable was recorded in accrued investment income as of December 31, 2021. On November 10, 2021, the Company received a dividend distribution of $45 million that was declared on September 30, 2021. On August 10, 2021, the Company received a dividend distribution of $20 million that was declared on June 30, 2021. On May 10, 2021, the Company received a dividend distribution of $191 million that was declared on March 31, 2021. On February 10, 2021, the Company received a dividend distribution of $292 million from Eagle that was declared on December 31, 2020. The dividend receivable was recorded in accrued investment income as of December 31, 2020. On November 10, 2020 the Company received a total distribution of $267 million from Eagle that was declared on September 30, 2020 and consisted of a return of contributed surplus of $184 million and a dividend of $83 million. On August 10, 2020 the Company received a return of contributed surplus distribution of $421 million from Eagle that was declared on June 30, 2020.

On December 22, 2021, the Company and NLAIC entered into a short-term loan where NLAIC borrowed $80 million from the Company. NLAIC repaid the short-term loan in full on January 4, 2022.

In March 2022, the Company executed a $850 million unsecured promissory note and revolving line of credit agreement with Nationwide SBL, LLC, an affiliate, at an interest rate of 1-month LIBOR plus 1.25% with a maturity date of March 1, 2023.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $71 million and $90 million as of December 31, 2021 and 2020, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2021 and 2020 were approximately $7 million and $8 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. In March 2021, the Company paid an ordinary dividend of $550 million to NFS. No dividends were paid by the Company to NFS for the years ended December 31, 2020 and 2019. The Company’s statutory capital and surplus as of December 31, 2021, was $9.1 billion and statutory net income for 2021 was $811 million. As of January 1, 2022, the Company has the ability to pay dividends to NFS totaling $359 million without obtaining prior approval.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2021:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$2	$2	$2
	U.S. government and agencies	117	139	117
	Obligations of states and political subdivisions	3,506	4,089	3,506
	Foreign governments	197	200	197
	Public utilities	3,722	4,037	3,715
	All other corporate, mortgage-backed and asset-backed securities	30,420	32,776	30,394
	Total fixed maturity securities	$37,964	$41,243	$37,931
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	56	59	59
	Industrial, miscellaneous and all other	168	167	167
	Nonredeemable preferred stocks	45	50	50
	Total equity securities[1]	$269	$276	$276
	Mortgage loans[2]	8,229		8,185
	Short-term investments	636		636
	Policy loans	914		913
	Other long-term investments[3]	1,323		1,324
	Total invested assets	$49,335		$49,265
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.7 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $134 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III     Supplementary Insurance Information

As of December 31, 2021, 2020 and 2019 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2021
Life Insurance		$5,306			$425
Annuities		8,026			6,686
Retirement Solutions		22,446			4,377
Corporate Solutions and Other		6,721			1,176

Total		$42,499			$12,664

2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861

Total		$41,002			$10,637

2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Retirement Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229

Total		$39,139			$10,168

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2021
Life Insurance	$254	$311		$107
Annuities	337	9,489		41
Retirement Solutions	861	6,895		122
Corporate Solutions and Other	779	1,304		169

Total	$2,231	$17,999		$439

2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135

Total	$2,107	$17,286		$444

2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Retirement Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105

Total	$1,974	$16,957		$417

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV    Reinsurance

As of December 31, 2021, 2020 and 2019 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2021
Life insurance in force	$144,115	$(29,120)	$653	$115,648
Premiums:
Life Insurance[1]	$1,624	$(140)	$12	$1,496
Accident and health insurance	445	(444)		1
Total	$2,069	$(584)	$12	$1,497

2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254

2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2021, 2020 and 2019:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2021
Valuation allowances - mortgage loans	$48	$(4)	$(1)	$43

2020
Valuation allowances - mortgage loans	$34	$14	$-	$48

2019
Valuation allowances - mortgage loans	$25	$9	$-	$34
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 27. Exhibits
a)	Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with the initial Registration Statement on November 5, 1994 (File No. 033-82174) and hereby incorporated by reference.
b)	Not Applicable
c)	Form of the Marketing Coordination and Administrative Services contracts between the Depositor and the Principal Underwriter – Filed previously with Post-Effective Amendment No. 14 on February 5, 2002 (File No. 033-89560) and hereby incorporated by reference.
d)	The form of the variable annuity contract – Filed previously with Post-Effective No. 2 on October 31, 1997 (File No. 033-89560) and hereby incorporated by reference.
e)	The variable annuity application – Filed previously with Post-Effective Amendment No. 14 on February 5, 2002 (File No. 033-89560) and hereby incorporated by reference.
f)	Depositor's Certificate of Incorporation and By-Laws –
1)	Amended Articles of Incorporation for Nationwide Life Insurance Company – Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company – Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009 – Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
g)	Not Applicable
h)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
4)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
5)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
6)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm

7)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
8)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
9)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
10)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
11)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
12)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
13)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
14)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
15)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
16)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
17)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
18)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
19)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
20)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm

21)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
22)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "nwfpa99h12a.htm"
i)	Form of Administrative Contracts –
The following administrative contracts were previously filed and are hereby incorporated by reference.
1)	Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebersteinasa.htm
2)	Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockasa.htm
3)	Restated Administrative Services Agreement with The Dreyfus Corporation, as amended, and 12b-1 letter agreement dated, as amended, dated June 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusasa99i3.htm
4)	Fund Participation Agreement with Eaton Vance Variable Trust dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvanceasa.htm
5)	Dealer Agreement with Federated Securities Corp., as amended dated October 26, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4a.htm
6)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4b.htm
7)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc., as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5a.htm
8)	Service Contract, with Fidelity Distributors Corporation, as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5b.htm
9)	Administrative Services Agreement with Franklin Templeton Services, LLC, as amended dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankasa99i6.htm
10)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1a.htm
11)	Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1b.htm
12)	Administrative Services Agreement with Waddell & Reed, Inc., as amended dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedasa.htm
13)	Administrative Services Agreement with Lazard Retirement Series, Inc. dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardasa.htm
14)	Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b39.htm

15)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.), as amended dated May 5, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univasa99i14.htm
16)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), as amended dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwasa99i10.htm
17)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
18)	Fund Participation Agreement with Neuberger Berman Management Inc., as amended dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
19)	Administrative Services Agreement with Pacific Investment Management Company LLC, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasaa.htm
20)	Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasab.htm
21)	Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended dated August 1, 2006 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamasa.htm
22)	Administrative Services Agreement with Van Eck Securities Corporation, as amended dated November 3, 1997 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckasa.htm
23)	Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargoasa.htm
j)	Not Applicable.
k)	Opinion of Counsel - Filed previously with Post-Effective No. 24 on April 26, 2007 (File No. 033-89560) under document "opinionofcounsel.htm" and hereby incorporated by reference.
l)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
m)	Not Applicable.
n)	Not Applicable.
o)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 28. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Carter, John L.
Executive Vice President-Chief Human Resources Officer	Clements, Vinita J.
Executive Vice President-Chief Information Officer	Fowler, James R.
Executive Vice President and Director	Frommeyer, Timothy G.
Senior Vice President-NF Strategic Customer Solutions	Ambrozy, Tina S.
Senior Vice President-Marketing Management - Financial Services	Bair, Ann S.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President-Chief Investment Officer	Coleman, Joel L.
Senior Vice President-Chief Compliance Officer	Dankovic, Rae Ann

Senior Vice President-External Affairs	English, Steven M.
Senior Vice President-Chief Financial Officer - Nationwide Financial and Director	Ginnan, Steven A.
Senior Vice President-Annuity Distribution	Guymon, Rona
Senior Vice President-Nationwide Annuity and Director	Henderson, Eric S.
Senior Vice President and Treasurer	LaPaul, David
Senior Vice President-IT Chief Financial Officer, Procurement & BTO	O'Brien, Kevin G.
Senior Vice President-Corporate Solutions	Perez, Juan J.
Senior Vice President-Retirement Solutions Sales	Hawley, Craig A.
Senior Vice President-Chief Technology Officer - Nationwide Financial	Richardson, Michael A.
Senior Vice President-Nationwide Retirement Institute	Rodriguez, Kristi L.
Senior Vice President-Finance & Strategy Legal and Corporate Secretary	Skingle, Denise L.
Senior Vice President-Nationwide Life and Director	Snyder, Holly R.
Senior Vice President-Investment Management Group	Spangler, Michael S.
Senior Vice President-Retirement Solutions	Stevenson, Eric
Director	Walker, Kirt A.
Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
525 Cleveland Avenue, LLC	Ohio	This is a limited liability company organized under the laws of the State of Ohio. The company was formed to provide remedial real property cleanup prior to sale.
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.

Company	Jurisdiction of Domicile	Brief Description of Business
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 30. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")

a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Ambrozy, Tina S.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President and Secretary	Skingle, Denise L.
Vice President-Tax	Eppley, Daniel P.
Vice President and Assistant Secretary	Garman, David A.
Vice President-Chief Compliance Officer	Rabenstine, James J.
Vice President-CFO – Life Insurance	Wild, Keith D.
Associate Vice President and Assistant Treasurer	Conner, David A.
Associate Vice President and Assistant Treasurer	Hacker, Hope C.
Associate Vice President and Assistant Treasurer	Reese, John A.
Associate Vice President and Treasurer	Roswell, Ewan T.
Assistant Secretary	Bowman, Heidi
Assistant Secretary	Dokko, David
Assistant Secretary	Hartman, Mark E.
Assistant Secretary	Hinze, Keith W.
Director	Henderson, Eric S.
Director	Stevenson, Eric
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Other Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 32. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 33. Management Services
Not Applicable

Item 34. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 26, 2022.
Nationwide Variable Account-7
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated, on April 26, 2022.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer and Director
HOLLY R. SNYDER
Holly R. Snyder, Senior Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact